As filed with the Securities and Exchange Commission on February 28, 1996
                                                      Registration No. 2-14069
                                                              File No. 811-810
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                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ----------------------
                                  FORM N-1A
                            REGISTRATION STATEMENT
                                    Under
                          THE SECURITIES ACT OF 1933                       [x]
                         Pre-Effective Amendment No.                       [ ]
                       Post-Effective Amendment No. 83                     [x]
                                    and/or
                            REGISTRATION STATEMENT
                                    Under
                      THE INVESTMENT COMPANY ACT OF 1940                   [x]
                                Amendment No. 31                           [x]
                      (Check appropriate box or boxes.)
                             ----------------------
                             Phoenix Series Fund
              (Exact Name of Registrant as Specified in Charter)
                             ----------------------



                   101 Munson Street, Greenfield, Massachusetts       01301
                   (Address of Principal Executive Offices)        (Zip Code)



            c/o Phoenix Equity Planning Corporation--Customer Service



                                  (800) 243-1574
                        Registrant's Telephone Number
                             ----------------------



                            Philip R. McLoughlin, Esq.
                  Vice Chairman and Chief Executive Officer
                      Phoenix Duff & Phelps Corporation
                              56 Prospect Street
                         Hartford, Connecticut 06115
                   (Name and Address of Agent for Service)
                             ----------------------


             It is proposed that this filing will become effective (check appropriate box):
             [x] immediately upon filing pursuant to paragraph (b)
             [ ] on      pursuant to paragraph (b)
             [ ] 60 days after filing pursuant to paragraph (a)(i)
             [ ] on      pursuant to paragraph (a)(i)
             [ ] 75 days after filing pursuant to paragraph (a)(ii)
             [ ] on      pursuant to paragraph (a)(ii) of Rule 485.

             If appropriate, check the following box:
             [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                        Declaration Pursuant to Rule 24f-2



   Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant filed the notice required by Rule 24f-2 with respect to the fiscal year ended on October 31, 1995 on December 28, 1995.

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                              PHOENIX SERIES FUND


                             Cross Reference Sheet
                             Required by Rule 495
                       Under the Securities Act of 1933



                                      PART A
                      Information Required in Prospectus



 Item Number                                        Prospectus Caption
 -----------------------------------------------    ---------------------------------------------------
1.        Cover Page                                Cover Page
2.        Synopsis                                  Introduction
3.        Condensed Financial Information           Financial Highlights
4.                                                  Introduction; Investment Objectives and Policies;
          General Description of Registrant         Additional Information
5.        Management of the Fund                    Management of the Fund
6.                                                  Management of the Fund; Description of Shares;
          Capital Stock and Other Securities        Dividends, Distributions and Taxes
7.                                                  How to Buy Shares; How to Redeem Shares;
          Purchase of Securities Being Offered      Distribution Plans
8.        Redemption or Repurchase                  How to Buy Shares; How to Redeem Shares
9.        Pending Legal Proceedings                 Not Applicable


                                      PART B
         Information Required in Statement of Additional Information



 Item Number                                        Statement of Additional Information
 -----------------------------------------------    ---------------------------------------------------
10.       Cover Page                                Cover Page
11.       Table of Contents                         Table of Contents
12.       General Information and History           Cover Page
13.                                                 Investment Policies; Investment Restrictions;
          Investment Objectives and Policies        Portfolio Turnover
14.       Management of the Registrant              Management of the Trust
15.       Control Persons and Principal Holders
          of Securities                             Not Applicable
16.                                                 Management of the Trust; The Investment Adviser;
                                                    The National Distributor and Distribution Plans;
          Investment Advisory and Other Services    Financial Statements
17.       Brokerage Allocation and Other
          Practices                                 Brokerage Allocation
18.                                                 Purchase of Shares; Alternative Purchase
                                                    Arrangements; Special Services; How to Redeem
          Capital Stock and Other Securities        Shares
19.                                                 Determination of Net Asset Value; Purchase of
                                                    Shares; Alternative Purchase Arrangements;
          Purchase, Redemption and Pricing of       Shareholder Services; Special Services; How to
          Securities Being Offered                  Redeem Shares
20.       Tax Status                                Taxes
21.       Underwriter                               The National Distributor and Distribution Plans
22.       Calculation of Yield Quotations of
          Money Market Funds                        Performance Information
23.       Financial Statements                      Financial Statements

                                                                      PROSPECTUS

               PHOENIX SERIES FUND
               PROSPECTUS

                                                                   MARCH 1, 1996

                         Balanced Fund Series
                         Convertible Fund Series
                         Growth Fund Series
                         U.S. Stock Fund Series
                         High Yield Fund Series
                         Money Market Fund Series
                         U.S. Government Securities Fund Series

                                 P H O E N I X

[Phoenix logo] Phoenix Investments

                             PHOENIX SERIES FUND
                              101 Munson Street
                             Greenfield, MA 01301
                                  PROSPECTUS
                              February 28, 1996



   Phoenix Series Fund (the "Trust") is a diversified, open-end management investment company whose shares are presently offered in seven series. Each series generally operates as a separate fund with its own investment objectives and policies designed to meet its specific investment goals. There can be no assurance that any series will achieve its objectives.


   Phoenix Balanced Fund Series ("Balanced Series") seeks as its investment objectives reasonable income, long-term capital growth and conservation of capital. It is intended that this Series will invest in common stocks and fixed income securities, with emphasis on income-producing securities which appear to have some potential for capital enhancement.

   Phoenix Convertible Fund Series ("Convertible Series") seeks as its investment objectives income and the potential for capital appreciation, which objectives are to be considered as relatively equal. It is intended that this Series will invest at least 65% of its total assets (exclusive of cash and government securities) in debt securities and preferred stocks which are convertible into, or carry the right to purchase, common stock or other equity securities.

   This Series may employ "leverage" by borrowing money and using such funds to increase its investments in securities above the amounts otherwise possible. Leverage may involve greater costs and risks than would otherwise be the case. See the Statement of Additional Information.

   Phoenix Growth Fund Series ("Growth Series") seeks as its investment objective long-term appreciation of capital. Since income is not an objective, any income generated by the investment of this Series' assets will be incidental to its objective. It is intended that this Series will invest primarily in the common stocks of companies believed by the Adviser to have appreciation potential.

   Phoenix U.S. Stock Fund Series ("U.S. Stock Series") seeks as its investment objective appreciation of capital through the use of aggressive investment techniques. It is intended that this Series will invest primarily in domestic common stocks believed by management to have a substantial potential for capital growth without being subject to unreasonable risks. This Series may employ "leverage" by borrowing money and using such funds to increase its investments in securities above the amounts otherwise possible. Leverage may involve greater costs and risks than would otherwise be the case. See the Statement of Additional Information.

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LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
================================================================================

                       CUSTOMER SERVICE--(800) 243-1574
                          MARKETING--(800) 243-4361
                  TELEPHONE ORDERS/EXCHANGES--(800) 367-5877
                TELECOMMUNICATION DEVICE (TTY)--(800) 243-1926

   Phoenix High Yield Fund Series ("High Yield Series") seeks as its investment objective high current income. Capital growth is a secondary objective which will also be considered when consistent with the primary objective of high current income. It is intended that this Series will invest primarily in a diversified portfolio of high yield fixed income securities, commonly known as junk bonds. In addition to other risks, these high yield, high risk bonds are often subject to greater market fluctuations and risk of loss of income and principal due to issuer default than are lower-yielding, higher-rated bonds. The risks of investing in high yield, high risk bonds should be carefully considered and are outlined on page 19.


   Phoenix Money Market Fund Series ("Money Market Series") seeks as its investment objective as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. It is intended that this Series will invest primarily in a portfolio of high-quality money market instruments generally maturing in less than one year. An investment in the Money Market Series is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Series will be able to maintain a stable net asset value of $1.00 per share.

   Phoenix U.S. Government Securities Fund Series ("U.S. Government Securities Series") seeks as its investment objective a high level of current income consistent with safety of principal. This Series invests in securities which are issued or guaranteed by the U.S. Government or its agencies and backed by the full faith and credit of the U.S. Government and those supported by the ability to borrow from the U.S. Treasury or by the credit of an agency or otherwise supported by the U.S. Government.

   All of the above Series, except the Money Market Series and the U.S. Government Securities Series, may engage in limited securities and index options transactions and enter into financial futures contracts and related options for hedging purposes. See "Investment Techniques."


   The Convertible Series and the High Yield Series may invest up to 100% and 65% respectively of their Portfolios in non-investment grade securities (sometimes referred to as "junk bonds") which entail default and other risks greater than those associated with higher rated securities. Investors should carefully assess the risks associated with an investment in these Series. See "Investment Objectives and Policies," and "Risk Factors."



   This Prospectus sets forth concisely the information about the Trust that a prospective investor should know before investing. No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust, Adviser or Distributor. This Prospectus does not constitute an offer to sell or solicitation of an offer to buy any of the securities offered hereby in any state in which, or to any person whom, it is unlawful to make such offer. Neither the delivery of this Prospectus nor any sale hereunder shall, under any circumstances, create any implication that information herein is correct at any time subsequent to its date. Investors should read and retain this Prospectus for future reference. Additional information about the Trust is contained in the Statement of Additional Information dated February 28, 1996 which has been filed with the Securities and Exchange Commission (the "Commission") and is available upon request at no charge by calling (800) 243-4361 or by writing to Phoenix Equity Planning Corporation at 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200. The Statement of Additional Information is incorporated herein by reference.


   Shares of the Trust are not deposits or obligations of, or guaranteed or endorsed by, any bank, credit union or affiliated entity and are not federally insured or otherwise protected by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency and involve investment risk, including possible loss of principal.

TABLE OF CONTENTS

FUND EXPENSES                                             4
INTRODUCTION                                              7
FINANCIAL HIGHLIGHTS                                      9
PERFORMANCE INFORMATION                                  16
INVESTMENT OBJECTIVES AND POLICIES                       17
  Phoenix Balanced Fund Series                           17
  Phoenix Convertible Fund Series                        17
  Phoenix Growth Fund Series                             18
  Phoenix U.S. Stock Fund Series                         18
  Phoenix High Yield Fund Series                         19
  Phoenix Money Market Fund Series                       20
  Phoenix U.S. Government Securities Fund Series         21
INVESTMENT TECHNIQUES AND RELATED RISKS                  21
INVESTMENT RESTRICTIONS                                  24
MANAGEMENT OF THE FUND                                   25
DISTRIBUTION PLANS                                       26
HOW TO BUY SHARES                                        28
NET ASSET VALUE                                          33
HOW TO REDEEM SHARES                                     34
DIVIDENDS, DISTRIBUTIONS AND TAXES                       35
ADDITIONAL INFORMATION                                   35
APPENDIX                                                 37

                                FUND EXPENSES


   The following tables illustrate all expenses and fees that a shareholder will incur. The expenses and fees set forth in these tables are for the fiscal year ended October 31, 1995.

                                                               Class A Shares
                                             --------------------------------------------------

                                             Balanced    Convertible     Growth     High Yield
                                              Series        Series       Series       Series
                                             ---------   ------------   --------   ------------
Shareholder Transaction Expenses
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)          4.75%         4.75%        4.75%        4.75%
Maximum Sales Load Imposed on Reinvested
  Dividends                                     None          None         None         None
Deferred Sales Load (as a percentage of
  original purchase price or redemption
  proceeds, as applicable)                      None          None         None         None
Redemption Fee                                  None          None         None         None
Exchange Fee                                    None          None         None         None
Annual Fund Operating Expenses (as a
  percentage of average net assets)
Management Fees                                0.51%         0.65%        0.67%        0.65%
12b-1 Fees (a)                                 0.25%         0.25%        0.25%        0.25%
Other Operating Expenses (after
  reimbursement)                               0.26%         0.28%        0.28%        0.31%
                                              --------    -----------    -------    -----------
Total Fund Operating Expenses                  1.02%         1.18%        1.20%        1.21%
                                              ========    ===========    =======    ===========



                                                        Class A Shares
                                             ------------------------------------
                                                                          U.S.
                                               Money         U.S.      Government
                                              Market        Stock      Securities
                                              Series        Series       Series
                                             ---------   ------------   ---------
Shareholder Transaction Expenses
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)            None        4.75%        4.75%
Maximum Sales Load Imposed on Reinvested
  Dividends                                      None          None         None
Deferred Sales Load (as a percentage of
  original purchase price or redemption
  proceeds, as applicable)                       None         None         None
Redemption Fee                                   None         None         None
Exchange Fee                                     None         None         None
Annual Fund Operating Expenses (as a
  percentage of average net assets)
Management Fees                                 0.40%        0.70%        0.45%
12b-1 Fees (a)                                   None        0.25%        0.25%
Other Operating Expenses (after
  reimbursement)                                0.31%(b)     0.34%        0.29%
                                              -------     -----------    --------
Total Fund Operating Expenses                   0.71%        1.29%        0.99%
                                              ========    ===========    ========


   (a) "Rule 12b-1 Fees" represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").



   (b) The Adviser has agreed to reimburse the Trust for the amount, if any, by which the Money Market Series' operating expenses for any fiscal year exceeded 0.85% of the average daily net assets of Class A Shares and 1.60% of the average daily net assets of Class B Shares of the Series. There were no expense reimbursements for the fiscal year ended October 31, 1995.

                               FUND EXPENSES


                                                    Class B Shares
                          -------------------------------------------------------------------

                             Balanced       Convertible         Growth          High Yield
                              Series           Series           Series            Series
                          --------------   --------------   --------------   ----------------
Shareholder
  Transaction Expenses
Maximum Sales Load
  Imposed on Purchases
  (as a percentage of
  offering price)              None             None             None              None
Maximum Sales Load
  Imposed on Reinvested
  Dividends                    None             None             None              None
Deferred Sales Load        5% during the    5% during the    5% during the
  (as a percentage of      first year,      first year,      first year,      5% during the
  original purchase        decreasing 1%    decreasing 1%    decreasing 1%    first year,
  price or redemption      annually to      annually to      annually to      decreasing 1%
  proceeds, as             2% during the    2% during the    2% during the    annually to 2%
  applicable)              fourth and       fourth and       fourth and       during the
                           fifth years,     fifth years,     fifth years,     fourth and
                           dropping from    dropping from    dropping from    fifth years,
                           2% to 0%         2% to 0%         2% to 0%         dropping from
                           after the        after the        after the        2% to 0% after
                           fifth year       fifth year       fifth year       the fifth year
Redemption Fee                 None             None             None              None
Exchange Fee                   None             None             None              None
Annual Fund
  Operating
  Expenses (as a
  percentage of
  average net assets)
Management Fees                0.50%            0.65%            0.67%             0.65%
12b-1 Fees (a)                 1.00%            1.00%            1.00%             1.00%
Other Operating
  Expenses (after
  reimbursement)               0.27%            0.28%            0.28%             0.31%
                           -------------    -------------    -------------    ---------------
Total Fund Operating
  Expenses                     1.77%            1.93%            1.95%             1.96%
                           =============    =============    =============    ===============

                                           Class B Shares
                          -------------------------------------------------
                                                U.S.        U.S. Government
                           Money Market        Stock          Securities
                              Series           Series           Series
                          --------------   --------------   ---------------
Shareholder
  Transaction Expenses
Maximum Sales Load
  Imposed on Purchases
  (as a percentage of
  offering price)              None             None             None
Maximum Sales Load
  Imposed on Reinvested
  Dividends                    None             None             None
Deferred Sales Load                         5% during the
  (as a percentage of      5% during the    first year,
  original purchase        first year,      decreasing 1%    5% during the
  price or redemption      decreasing 1%    annually to      first year,
  proceeds, as             annually to      2% during the    decreasing 1%
  applicable)              2% during the    fourth           annually to 2%
                           fourth and       and fifth        during the
                           fifth years,     years,           fourth and
                           dropping from    dropping from    fifth years,
                           2% to 0%         2% to 0%         dropping from
                           after the        after the        2% to 0% after
                           fifth year       fifth year       the fifth year
Redemption Fee                 None             None             None
Exchange Fee                   None             None             None
Annual Fund
  Operating
  Expenses (as a
  percentage of
  average net assets)
Management Fees                0.40%            0.70%            0.45%
12b-1 Fees (a)                 0.75%            1.00%            1.00%
Other Operating
  Expenses (after
  reimbursement)               0.31%(b)         0.34%            0.29%
                           -------------    -------------    --------------
Total Fund Operating
  Expenses                     1.46%            2.04%            1.74%
                           =============    =============    ==============



   (a) "Rule 12b-1 Fees" represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").



   (b) The Adviser has agreed to reimburse the Trust for the amount, if any, by which the Money Market Series' operating expenses for any fiscal year exceeded 0.85% of the average daily net assets of Class A Shares and 1.60% of the average daily net assets of Class B Shares of the Series. There were no expense reimbursements for the fiscal year ended October 31, 1995.

                                                               Cumulative Expenses Paid for the Period
                                                              -----------------------------------------
Example*                                                       1 year    3 years   5 years    10 years
 -----------------------------------------------------------  -------    --------   -------- ----------
An investor would pay the following expenses on a
  hypothetical
  $1,000 investment assuming (1) 5% annual return and (2)
  redemption at the end of each time period:
Balanced Series (Class A Shares)                                $57        $78       $101       $166
Balanced Series (Class B Shares)                                 68         86        116        189
Convertible Series (Class A Shares)                              59         83        109        184
Convertible Series (Class B Shares)                              70         91        124        206
Growth Series (Class A Shares)                                   59         84        110        186
Growth Series (Class B Shares)                                   70         91        125        208
High Yield Series (Class A Shares)                               59         84        111        187
High Yield Series (Class B Shares)                               70         92        126        209
Money Market Series (Class A Shares)                              7         23         40         88
Money Market Series (Class B Shares)                             65         76        100        154
U.S. Stock Series (Class A Shares)                               60         86        115        196
U.S. Stock Series (Class B Shares)                               71         94        130        218
U.S. Government Sec. Series (Class A Shares)                     57         78        100        163
U.S. Government Sec. Series (Class B Shares)                     68         85        114        185

                                                              Cumulative Expenses Paid for the Period
                                                             -----------------------------------------
                                                              1 year    3 years   5 years    10 years
                                                             -------    --------   -------- ----------
An investor would pay the following expenses on the
  same $1,000 investment assuming no redemption at the end
  of each time period:
Balanced Series (Class A Shares)                               $57        $78       $101       $166
Balanced Series (Class B Shares)                                18         56         96        189
Convertible Series (Class A Shares)                             59         83        109        184
Convertible Series (Class B Shares)                             20         61        104        206
Growth Series (Class A Shares)                                  59         84        110        186
Growth Series (Class B Shares)                                  20         61        105        208
High Yield Series (Class A Shares)                              59         84        111        187
High Yield Series (Class B Shares)                              20         62        106        209
Money Market Series (Class A Shares)                             7         23         40         88
Money Market Series (Class B Shares)                            15         46         80        154
U.S. Stock Series (Class A Shares)                              60         86        115        196
U.S. Stock Series (Class B Shares)                              21         64        110        218
U.S. Government Sec. Series (Class A Shares)                    57         78        100        163
U.S. Government Sec. Series (Class B Shares)                    18         55         94        185


   *The purpose of the tables above are to help the investor understand the various costs and expenses that the investor will bear, directly or indirectly. The Example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. See "Management of the Fund," "Distribution Plans" and "How to Buy Shares."

INTRODUCTION

   This Prospectus describes the shares offered by and the operations of the Phoenix Series Fund (the "Trust"). The Trust is a diversified, open-end management investment company established as a business trust under the laws of Massachusetts by an Agreement and Declaration of Trust dated April 7, 1958 (the "Declaration of Trust"). The Declaration of Trust authorizes the assets and shares of the Trust to be divided into series (the "Series"). Each Series has a different investment objective and invests primarily in certain types of securities, as described on the cover page of this Prospectus, and is designed to meet different investment needs. In many respects, each Series operates as if it were a separate mutual fund. The Trustees have authority to issue an unlimited number of shares of beneficial interest of one dollar par value of each Series.

The Investment Adviser

  Phoenix Investment Counsel, Inc. (the "Adviser") is the investment adviser to the Trust and its professional staff selects and supervises the investments in each Series' portfolio. The Adviser is a subsidiary of Phoenix Duff & Phelps Corporation and, prior to November 1, 1995, was an indirect subsidiary of Phoenix Home Life Mutual Insurance Company. Under the terms of the Investment Advisory Agreement, for its services to all Series of the Trust, the Adviser is entitled to fees as set forth under "The Adviser." The Adviser has agreed to reimburse the Trust for certain expenses as described under "Management of the Fund."



Distributor and Distribution Plans
  Phoenix Equity Planning Corporation ("Equity Planning" or "Distributor"), serves as National Distributor of the Trust's shares. See "Distribution Plans" and the Statement of Additional Information. Equity Planning also acts as financial agent and as such receives a quarterly fee based on the average of the aggregate daily net asset values of the Trust at an annual rate of $300 per $1 million. Equity Planning also serves as the Trust's transfer agent.



   The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") for all classes of all Series other than Class A Shares of the Money Market Series. Pursuant to the distribution plan adopted for Class A Shares, the Trust shall reimburse the Distributor up to a maximum annual rate of 0.25% of the Trust's average daily Class A Share net assets of a Series for distribution expenditures incurred in connection with the sale and promotion of Class A Shares of a Series and for furnishing shareholder services. Pursuant to the distribution plan adopted for Class B Shares, the Trust shall reimburse the Distributor up to a maximum annual rate of 1.00% of the Trust's average daily Class B Share net assets of a Series for distribution expenses incurred in connection with the sale and promotion of Class B Shares of a Series and for furnishing shareholder services. See "Distribution Plans."


Purchase of Shares

  The Trust offers two classes of shares of each Series which may be purchased at a price equal to their net asset value per share plus a sales charge (except for Class A Shares of the Money Market Series) which, at the election of the purchaser may be imposed (i) at the time of purchase (the "Class A Shares") or (ii) on a contingent deferred basis (the "Class B Shares"). Completed applications for the purchase of shares should be mailed to the Phoenix Funds, c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301.



   Class A Shares (except the Money Market Series) are offered to the public at the next determined net asset value after receipt of the order by State Street Bank and Trust Company plus a maximum sales charge of 4.75% of the offering price (4.99% of the amount invested) on single purchases of less than $50,000. The sales charge for Class A Shares is reduced on a graduated scale on single purchases of $50,000 or more and subject to other conditions stated below. See "How to Buy Shares," "How to Obtain Reduced Sales Charges -- Class A Shares," and "Net Asset Value."



   Class B Shares are offered to the public at the next determined net asset value after receipt of an order by State Street Bank and Trust Company with no sales charge. Class B Shares are subject to a sales charge if they are redeemed within five years of purchase. See "How to Buy Shares" and "Deferred Sales Charge Alternative--Class B Shares."


   Shares of the Money Market Series are offered to the public at their constant net asset value of $1.00 per share with no sales charge on Class A Shares. There can be no assurance that the Money Market Series will be able to maintain a stable net asset value of $1.00 per share.


   Shares of each class represent an identical interest in the investment portfolio of that Series and have the same rights except that Class B Shares bear the cost of the higher distribution fees which cause the Class B Shares to have a higher expense ratio and to receive lower dividends than Class A Shares.


Minimum Initial and Subsequent Investments

  The minimum initial investment is $500 ($25 if using the bank draft investing program designated "Investo-Matic") and the minimum subsequent investment is $25. Exceptions to the minimum and subsequent investment amounts are available under specific circumstances. See "How to Buy Shares."


Redemption Price

  Class A Shares of a Series may be redeemed at any time at the net asset value per share next computed after receipt of a redemption request by Equity Planning, the Trust's transfer agent. Class B shareholders redeeming shares within five years of the date of purchase will normally be assessed a contingent deferred sales charge. See "How to Redeem Shares".


Risk Factors

  There can be no assurance that any Series will achieve its investment objectives. In addition, special risks may be presented by the particular types of securities in which a Series may invest. For example, several Series may invest in below investment grade securities. To the extent that a Series invests in lower-rated securities (sometimes referred to as "junk bonds"), such an investment is speculative and involves risks not typically associated with investment in higher rated securities, including overall greater risk of non-payment of interest and principal and potentially greater sensitivity to general economic conditions and changes in interest rates. In addition, investors should consider risks inherent in foreign debt securities, futures and options. See "Investment Objectives and Policies"

                             FINANCIAL HIGHLIGHTS


   The following tables set forth certain financial information for the respective fiscal years of the Trust. This financial information has been audited by Price Waterhouse LLP, independent accountants. Their opinion and the Trust's Financial Statements and notes thereto are incorporated by reference in the Statement of Additional Information. The Statement of Additional Information and the Trust's most recent Annual Report (which contains a discussion of each Series' performance) are available at no charge upon request by calling (800) 243-4361.



                             FINANCIAL HIGHLIGHTS
   (Selected data for a share outstanding throughout the indicated period)

                             BALANCED FUND SERIES

                                                                  Class A
                                       -------------------------------------------------------------
                                                          Year Ended October 31,
                                       -------------------------------------------------------------
                                         1995         1994         1993          1992          1991
                                      ----------   ----------  ----------     ----------  -----------
Net asset value, beginning of
  period                                $15.23       $16.64       $15.92        $16.05      $13.86
Income from investment operations
 Net investment income                    0.52         0.48         0.46          0.52        0.62
 Net realized and unrealized gain
   (loss)                                 1.80        (1.01)        1.08          0.92        2.84
                                        --------    --------     --------      --------   ---------
  Total from investment operations        2.32        (0.53)        1.54          1.44        3.46
                                        --------    --------     --------      --------   ---------
Less distributions
 Dividends from net investment
   income                                (0.51)       (0.49)       (0.46)        (0.54)      (0.64)
 Dividends from net realized gains          --        (0.39)       (0.36)        (1.03)      (0.63)
                                        --------    --------     --------      --------   ---------
  Total distributions                    (0.51)       (0.88)       (0.82)        (1.57)      (1.27)
                                        --------    --------     --------      --------   ---------
Change in net asset value                 1.81        (1.41)        0.72         (0.13)       2.19
                                        --------    --------     --------      --------   ---------
Net asset value, end of period          $17.04       $15.23       $16.64        $15.92      $16.05
                                        ========    ========     ========      ========   =========
Total return((1))                       15.52%       -3.28%        9.92%         9.77%      26.26%
Ratios/supplemental data:
Net assets, end of period
  (thousands)                       $2,345,440   $2,601,808   $3,126,014    $2,146,726    $941,754
Ratio to average net assets of:
 Operating expenses                      1.02%        0.96%        0.95%         0.98%       0.98%
 Net investment income                   3.27%        3.03%        2.88%         3.55%       4.22%
Portfolio turnover                        197%         159%         130%          136%        196%

                                                        Class A                              Class B
                                      ------------------------------------------    ---------------------------
                                                                                       Year           From
                                                Year Ended October 31,                Ended        Inception
                                      ------------------------------------------   October 31,     7/15/94 to
                                       1990     1989     1988     1987       1986        1995         10/31/94
                                       ----     ----     ----     ----       ----     ----------    -----------
Net asset value, beginning of
  period                               $13.91   $12.19   $13.53   $14.29     $11.86     $15.23         $15.27
Income from investment operations
 Net investment income                   0.69     0.69     0.58     0.57       0.67       0.40           0.09
 Net realized and unrealized gain
   (loss)                               (0.04)    1.74    (0.33)    0.85       3.12       1.80          (0.04)
                                         ----     ----     ----     ----      ----     ----------    -----------
  Total from investment operations       0.65     2.43     0.25     1.42       3.79       2.20           0.05
                                         ----     ----     ----     ----      ----     ----------    -----------
Less distributions
 Dividends from net investment
   income                               (0.67)   (0.71)   (0.61)    (0.59)    (0.68)     (0.42)         (0.09)
 Dividends from net realized gains      (0.03)    --      (0.98)    (1.59)    (0.68)      --              --
                                         ----     ----     ----     ----      ----     ----------    -----------
  Total distributions                   (0.70)   (0.71)   (1.59)    (2.18)    (1.36)     (0.42)         (0.09)
                                         ----     ----     ----     ----      ----     ----------    -----------
Change in net asset value               (0.05)    1.72    (1.34)    (0.76)     2.43       1.78          (0.04)
                                         ----     ----     ----     ----      ----     ----------    -----------
Net asset value, end of period         $13.86   $13.91   $12.19    $13.53    $14.29     $17.01         $15.23
                                         ====     ====     ====     ====      ====     ==========    ===========
Total return((1))                       4.71%   20.60%    2.14%    10.78%    33.06%     14.68%          0.34%((3))
Ratios/supplemental data:
Net assets, end of period
  (thousands)                         $472,642 $446,970 $425,737  $368,695  $164,935    $16,971        $4,629
Ratio to average net assets of:
 Operating expenses                      0.85%    0.93%    0.80%     0.72%     0.75%      1.78%          1.65%((2))
 Net investment income                   4.91%    5.28%    4.87%     4.28%     5.04%      2.46%          2.36%((2))
Portfolio turnover                        181%     172%     226%      171%      129%       197%           159%


((1)) Maximum sales load is not reflected in the total return calculation. ((2)) Annualized
((3)) Not Annualized

                           CONVERTIBLE FUND SERIES



                                                Class A
                            ------------------------------------------------

                                         Year Ended October 31,
                            ------------------------------------------------
                             1995      1994      1993      1992       1991
                            -------   -------   -------   -------   --------
Net asset value,
  beginning of period       $17.56    $19.34    $18.86    $18.36     $16.63
Income from investment
  operations
 Net investment income        0.87      0.78      0.68      0.77       0.87
 Net realized and
   unrealized gain (loss)     1.04     (1.06)     1.53      1.54       1.75
                             ------    ------    ------    ------    -------
  Total from
    investment operations     1.91     (0.28)     2.21      2.31       2.62
                             ------    ------    ------    ------    -------
Less distributions
 Dividends from net
   investment income         (1.05)    (0.69)    (0.73)    (0.72)     (0.89)
 Dividends from net
   realized gains            (0.19)    (0.81)    (1.00)    (1.09)      --
                             ------    ------    ------    ------    -------
  Total distributions        (1.24)    (1.50)    (1.73)    (1.81)     (0.89)
                             ------    ------    ------    ------    -------
Change in net asset
  value                       0.67     (1.78)     0.48      0.50       1.73
                             ------    ------    ------    ------    -------
Net asset value, end of
  period                    $18.23    $17.56    $19.34    $18.86     $18.36
                             ======    ======    ======    ======    =======
Total return((1))            11.45%    -1.48%    12.58%    13.77%     15.97%
Ratios/supplemental
  data:
Net assets, end of
  period (thousands)       $219,384  $226,294  $252,072  $200,944   $169,288
Ratio to average net
  assets of:
 Operating expenses           1.18%     1.14%     1.15%     1.20%      1.14%
 Net investment income        4.78%     4.27%     3.70%     4.28%      4.84%
Portfolio turnover              79%       91%       94%      200%       284%

                                               Class A                                Class B
                            ----------------------------------------------   --------------------------
                                                                                Year          From
                                        Year Ended October 31,                 Ended        Inception
                            ----------------------------------------------  October 31,    7/15/94 to
                             1990      1989      1988      1987      1986       1995        10/31/94
                             ------    ------    ------    ------    -----     ---------    -----------
Net asset value,
  beginning of period        $17.13    $15.55    $17.84    $19.10   $16.58     $17.55          $7.59
Income from investment
  operations
 Net investment income         0.91      0.95      0.86      0.92     0.90       0.70((4))      0.15
 Net realized and
   unrealized gain (loss)     (0.49)     1.58     (0.06)     0.78     3.17       1.07          (0.06)
                             ------    ------    ------    ------    -----     ---------    -----------
  Total from
    investment operations      0.42      2.53      0.80      1.70     4.07       1.77           0.09
                             ------    ------    ------    ------    -----     ---------    -----------
Less distributions
 Dividends from net
   investment income          (0.92)    (0.95)    (0.84)    (0.92)   (0.89)     (0.96)         (0.13)
 Dividends from net
   realized gains             --        --        (2.25)    (2.04)   (0.66)     (0.19)          --
                             ------    ------    ------    ------    -----     ---------    -----------
  Total distributions         (0.92)    (0.95)    (3.09)    (2.96)   (1.55)     (1.15)         (0.13)
                             ------    ------    ------    ------    -----     ---------    -----------
Change in net asset
  value                       (0.50)     1.58     (2.29)    (1.26)    2.52       0.62          (0.04)
                             ------    ------    ------    ------    -----     ---------    -----------
Net asset value, end of
  period                     $16.63    $17.13    $15.55    $17.84   $19.10     $18.17         $17.55
                             ======    ======    ======    ======    =====     =========    ===========
Total return((1))              2.35%    16.83%     4.90%     9.23%   25.66%     10.59%          0.49%((3))
Ratios/supplemental
  data:
Net assets, end of
  period (thousands)        $143,200  $156,279  $159,426  $154,716  $105,158    $3,715           $856
Ratio to average net
  assets of:
 Operating expenses            0.99%     1.03%     0.83%     0.73%     0.80%     1.95%          1.83%((2))
 Net investment income         5.17%     5.71%     5.51%     5.12%     4.99%     3.92%          3.29%((2))
Portfolio turnover              194%      214%      213%      299%      187%       79%            91%


((1)) Maximum sales load is not reflected in the total return calculation. ((2)) Annualized
((3)) Not Annualized
((4)) Computed using average shares outstanding.

                              GROWTH FUND SERIES



                                                               Class A
                                      ----------------------------------------------------------

                                                        Year Ended October 31,
                                      ----------------------------------------------------------
                                        1995        1994        1993        1992         1991
                                      ---------   ---------   ---------   ---------   ----------
Net asset value, beginning of
  period                               $21.24      $21.53      $20.76      $22.60       $18.45
Income from investment operations((5))
 Net investment income                   0.26        0.26        0.32        0.36         0.50
 Net realized and unrealized gain
   (loss)                                4.53        0.17        1.15        0.97         4.97
                                       --------    --------    --------    --------    ---------
  Total from investment operations       4.79        0.43        1.47        1.33         5.47
                                       --------    --------    --------    --------    ---------
Less distributions
 Dividends from net investment
   income                               (0.30)      (0.24)      (0.32)      (0.45)       (0.55)
 Dividends from net realized gains      (0.81)      (0.48)      (0.38)      (2.72)       (0.77)
                                       --------    --------    --------    --------    ---------
  Total distributions                   (1.11)      (0.72)      (0.70)      (3.17)       (1.32)
                                       --------    --------    --------    --------    ---------
Change in net asset value                3.68       (0.29)       0.77       (1.84)        4.15
                                       --------    --------    --------    --------    ---------
Net asset value, end of period         $24.92      $21.24      $21.53      $20.76       $22.60
                                       ========    ========    ========    ========    =========
Total return((1))                       23.91%       2.06%       7.20%       6.95%       30.97%
Ratios/supplemental data:
Net assets, end of period
  (thousands)                       $2,300,251  $2,140,458  $2,563,442  $2,186,868   $1,251,565
Ratio to average net assets of:
 Operating expenses                      1.20%       1.19%       1.18%       1.17%        1.15%
 Net investment income                   0.92%       1.22%       1.55%       1.86%        2.49%
Portfolio turnover                        109%        118%        176%        192%         227%

                                                        Class A                              Class B
                                      ------------------------------------------    ---------------------------
                                                                                       Year           From
                                                Year Ended October 31,                Ended        Inception
                                      ------------------------------------------   October 31,     7/15/94 to
                                       1990     1989     1988     1987     1986        1995         10/31/94
                                         ----     ----     ----     ----    ----     ----------    -----------
Net asset value, beginning of
  period                               $18.76   $16.01   $17.96   $18.59   $14.56     $21.19         $20.48
Income from investment operations((5))
 Net investment income                   0.64     0.67     0.39     0.36     0.39       0.00((4))      0.01
 Net realized and unrealized gain
   (loss)                               (0.05)    2.68     0.72     1.37     4.75       4.60           0.70
                                         ----     ----     ----     ----    ----     ----------    -----------
  Total from investment operations       0.59     3.35     1.11     1.73     5.14       4.60           0.71
                                         ----     ----     ----     ----    ----     ----------    -----------
Less distributions
 Dividends from net investment
   income                               (0.62)   (0.60)   (0.51)   (0.21)   (0.34)     (0.24)          --
 Dividends from net realized gains      (0.28)    --      (2.55)   (2.15)   (0.77)     (0.81)          --
                                         ----     ----     ----     ----    ----     ----------    -----------
  Total distributions                   (0.90)   (0.60)   (3.06)   (2.36)   (1.11)     (1.05)          --
                                         ----     ----     ----     ----    ----     ----------    -----------
Change in net asset value               (0.31)    2.75    (1.95)   (0.63)    4.03       3.55           0.71
                                         ----     ----     ----     ----    ----     ----------    -----------
Net asset value, end of period         $18.45   $18.76   $16.01   $17.96   $18.59     $24.74         $21.19
                                         ====     ====     ====     ====    ====     ==========    ===========
Total return((1))                        3.05%   21.44%    6.99%    9.95%   35.43%     23.02%          3.47%((3))
Ratios/supplemental data:
Net assets, end of period
  (thousands)                         $678,151 $680,498 $603,600 $528,962 $271,874    $20,111        $ 2,966
Ratio to average net assets of:
 Operating expenses                      1.01%    1.06%    0.85%    0.71%    0.78%      1.97%          1.87%((2))
 Net investment income                   3.37%    3.79%    2.48%    2.64%    2.68%      0.01%          0.32%((2))
Portfolio turnover                        203%     180%     221%     185%     170%       109%           118%


((1)) Maximum sales load is not reflected in the total return calculation. ((2)) Annualized
((3)) Not Annualized
((4)) Computed using average shares outstanding.
((5)) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.

                            U.S. STOCK FUND SERIES




                                                                  Class A
                                          ------------------------------------------------------

                                                          Year Ended October 31,
                                          ------------------------------------------------------
                                               1995        1994      1993      1992       1991
                                           ------------   -------   -------   -------   --------
Net asset value, beginning of period         $13.33       $14.56    $13.56    $14.88     $10.77
Income from investment operations((5))
 Net investment income                         0.06((4))    0.27      0.22      0.23       0.23
 Net realized and unrealized gain
  (loss)                                       4.21        (0.21)     1.62      0.59       4.05
                                            -----------    ------    ------    ------    -------
  Total from investment operations             4.27         0.06      1.84      0.82       4.28
                                            -----------    ------    ------    ------    -------
Less distributions
 Dividends from net investment income         (0.19)       (0.22)    (0.23)    (0.25)     (0.17)
 Dividends from net realized gains            (0.90)       (1.07)    (0.61)    (1.50)      --
 Distributions in excess of accumulated
   realized gains                                --           --      --       (0.39)      --
                                            -----------    ------    ------    ------    -------
  Total distributions                         (1.09)       (1.29)    (0.84)    (2.14)     (0.17)
                                            -----------    ------    ------    ------    -------
Change in net asset value                      3.18        (1.23)     1.00     (1.32)      4.11
                                            -----------    ------    ------    ------    -------
Net asset value, end of period               $16.51       $13.33    $14.56    $13.56     $14.88
                                            ===========    ======    ======    ======    =======
Total return((1))                             35.14%        0.37%    14.15%     7.11%     39.99%
Ratios/supplemental data:
Net assets, end of period (thousands)       $180,288     $140,137  $143,035  $128,530   $125,942
Ratio to average net assets of:
 Operating expenses                            1.29%        1.26%     1.17%     1.25%      1.20%
 Net investment income (loss)                  0.43%        1.97%     1.58%     1.70%      1.68%
Portfolio turnover                              331%         306%      192%      251%       332%

                                                      Class A                               Class B
                                    ------------------------------------------   -----------------------------
                                                                                      Year           From
                                              Year Ended October 31,                 Ended         Inception
                                    ------------------------------------------    October 31,     7/15/94 to
                                      1990     1989    1988      1987     1986         1995         10/31/94
                                       ----     ----     ----      ----     ----   ------------     -----------
Net asset value, beginning of
  period                             $12.68    $11.09   $13.89    $14.91   $12.57     $13.31         $13.09
Income from investment
  operations((5))
 Net investment income                 0.17      0.43     0.27      0.29     0.27      (0.12)((4))     0.02
 Net realized and unrealized gain
  (loss)                              (1.82)     1.58     0.26      1.47     3.25       4.26           0.20
                                       ----     ----     ----      ----     ----   ------------     -----------
  Total from investment operations    (1.65)     2.01     0.53      1.76     3.52       4.14           0.22
                                       ----     ----     ----      ----     ----   ------------     -----------
Less distributions
 Dividends from net investment
  income                              (0.26)    (0.42)   (0.33)    (0.19)   (0.25)     (0.17)          --
 Dividends from net realized gains     --          --    (3.00)    (2.59)   (0.93)     (0.90)          --
 Distributions in excess of
  accumulated  realized gains          --          --       --        --        --        --           --
                                       ----     ----     ----      ----     ----   ------------     -----------
  Total distributions                 (0.26)    (0.42)   (3.33)    (2.78)   (1.18)     (1.07)          --
                                       ----     ----     ----      ----     ----   ------------     -----------
Change in net asset value             (1.91)     1.59    (2.80)    (1.02)    2.34       3.07           0.22
                                       ----     ----     ----      ----     ----   ------------     -----------
Net asset value, end of period       $10.77    $12.68   $11.09    $13.89   $14.91     $16.38         $13.31
                                       ====     ====     ====      ====     ====   ============     ===========
Total return((1))                    -13.27%    18.59%    4.52%    13.04%   28.07%     34.15%          1.68%((3))
Ratios/supplemental data:
Net assets, end of period
  (thousands)                        $99,428  $130,290 $124,650  $115,236  $99,604     $2,393           $330
Ratio to average net assets of:
 Operating expenses                    1.07%     1.09%     0.84%    0.76%    0.85%      2.04%          1.81%((2))
 Net investment income (loss)          1.37%     3.60%     2.39%    2.20%    1.86%     (0.83)%         1.45%((2))
Portfolio turnover                      407%      248%      278%     152%     241%       331%           306%


((1)) Maximum sales load is not reflected in the total return calculation. ((2)) Annualized
((3))Not Annualized
((4)) Computed using average shares outstanding.
((5)) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.

                             HIGH YIELD FUND SERIES


                                                               Class A
                                            ---------------------------------------------

                                                       Year Ended October 31,
                                            ---------------------------------------------
                                             1995     1994     1993      1992      1991
                                            ------   ------   -------   -------   -------
Net asset value, beginning of period        $ 8.11   $ 9.11   $  8.14   $  7.70   $  6.72
Income from investment operations
 Net investment income                        0.80     0.76     0.74       0.77      0.74
 Net realized and unrealized gain (loss)      0.04    (0.97)    0.97       0.44      0.98
                                             -----    -----    ------    ------    ------
  Total from investment operations            0.84    (0.21)    1.71       1.21      1.72
                                             -----    -----    ------    ------    ------
Less distributions
 Dividends from net investment  income       (0.78)   (0.76)   (0.74)    (0.77)    (0.74)
 Tax return of capital                          --    (0.03)    --        --        --
                                             -----    -----    ------    ------    ------
  Total distributions                        (0.78)   (0.79)   (0.74)    (0.77)    (0.74)
                                             -----    -----    ------    ------    ------
Change in net asset value                     0.06    (1.00)    0.97       0.44      0.98
                                             -----    -----    ------    ------    ------
Net asset value, end of period              $ 8.17   $ 8.11   $  9.11   $  8.14   $  7.70
                                             =====    =====    ======    ======    ======
Total return((1))                            11.19%   -2.57%   21.87%    16.28%    26.77%
Ratios/supplemental data:
Net assets, end of period (thousands)      $507,855 $531,773 $182,333  $113,197   $91,664
Ratio to average net assets of:
 Operating expenses                           1.21%    1.19%    1.04%     1.08%     1.08%
 Net investment income                       10.01%    9.01%    8.46%     9.51%    10.12%
Portfolio turnover                             147%     222%     157%      205%      326%

                                                        Class A                              Class B
                                      ------------------------------------------    ---------------------------
                                                                                       Year           From
                                                Year Ended October 31,                Ended        Inception
                                      ------------------------------------------   October 31,     7/15/94 to
                                       1990     1989     1988     1987     1986        1995         10/31/94
                                       ----     ----     ----     ----    ----     ----------    -----------
Net asset value, beginning of
  period                                $7.90    $8.84    $8.42    $9.73    $9.11      $8.13          $9.38
Income from investment operations
 Net investment income                   0.81     1.03     1.01     1.20     1.17       0.72           0.54
 Net realized and unrealized gain
  (loss)                                (1.18)   (0.95)    0.42    (1.25)    0.64       0.07          (1.25)
                                         ----     ----     ----     ----    ----     ----------    -----------
  Total from investment operations      (0.37)    0.08     1.43    (0.05)    1.81       0.79          (0.71)
                                         ----     ----     ----     ----    ----     ----------    -----------
Less distributions
 Dividends from net investment
   income                               (0.81)   (1.02)   (1.01)   (1.26)   (1.19)     (0.73)         (0.52)
 Tax return of capital                   --         --       --       --      --          --          (0.02)
                                         ----     ----     ----     ----    ----     ----------    -----------
  Total distributions                   (0.81)   (1.02)   (1.01)   (1.26)   (1.19)     (0.73)         (0.54)
                                         ----     ----     ----     ----    ----     ----------    -----------
Change in net asset value               (1.18)   (0.94)    0.42    (1.31)    0.62       0.06          (1.25)
                                         ----     ----     ----     ----    ----     ----------    -----------
Net asset value, end of period          $6.72    $7.90    $8.84    $8.42    $9.73      $8.19          $8.13
                                         ====     ====     ====     ====    ====     ==========    ===========
Total return((1))                       -4.99%    0.64%   17.71%   -2.29%   20.68%     10.44%         -7.67%((3))
Ratios/supplemental data:
Net assets, end of period
  (thousands)                          $80,391 $133,887 $161,208 $137,951 $111,430    $12,331        $ 6,056
Ratio to average net assets of:
 Operating expenses                      0.89%    0.85%    0.76%    0.72%    0.79%      1.97%          1.80%((2))
 Net investment income                  11.02%   11.81%   11.45%   11.42%   12.01%      9.18%          9.12%((2))
Portfolio turnover                        321%     285%     217%      97%      91%       147%           222%


((1))Maximum sales load is not reflected in the total return calculation. ((2))Annualized
((3))Not Annualized

                           MONEY MARKET FUND SERIES


                                                                    Class A
                                      -------------------------------------------------------------------

                                                             Year Ended October 31,
                                      -------------------------------------------------------------------
                                         1995         1994          1993           1992          1991
                                      ----------   ----------   ------------    ------------  -----------
Net asset value, beginning of
  period                                  $1.00       $1.00         $1.00          $1.00          $1.00
Income from investment operations
 Net investment income                    0.053       0.032         0.025((1))     0.035((1))     0.060
                                         --------    --------    -----------    -----------     ---------
  Total from investment operations        0.053       0.032         0.025           0.035         0.060
                                         --------    --------    -----------    -----------     ---------
Less distributions
Dividends from net investment
  income                                 (0.053)     (0.032)       (0.025)         (0.035)       (0.060)
                                         --------    --------    -----------    -----------     ---------
  Total distributions                    (0.053)     (0.032)       (0.025)         (0.035)       (0.060)
                                                                 -----------    -----------     ---------
Change in net asset value                    --          --          --              --            --
                                         --------    --------    -----------    -----------     ---------
Net asset value, end of period            $1.00       $1.00         $1.00           $1.00         $1.00
                                         ========    ========    ===========    ===========     =========
Total return                               5.32%       3.20%         2.50%           3.50%         6.00%
Ratios/supplemental data:
Net assets, end of period
  (thousands)                           $193,534    $196,566      $170,334        $180,786     $168,573
Ratio to average net assets of:
 Operating expenses                        0.71%       0.85%         0.85%           0.85%         0.82%
 Net investment income                     5.31%       3.19%         2.53%           3.50%         6.01%

                                                                    Class A
                                      -------------------------------------------------------------------

                                                             Year Ended October 31,
                                      -------------------------------------------------------------------
                                       1990         1989           1988           1987           1986
                                         ----    -----------    -----------    -----------    -----------

Net asset value, beginning of
  period                                $1.00        $1.00         $1.00         $1.00           $1.00
Income from investment operations
 Net investment income                  0.076        0.085((1))    0.067((1))    0.057((1))      0.065((1))
                                         ----    -----------    -----------    -----------    -----------
  Total from investment operations      0.076        0.085         0.067         0.057           0.065
                                         ----    -----------    -----------    -----------    -----------
Less distributions
Dividends from net investment
  income                               (0.076)      (0.085)       (0.067)       (0.057)         (0.065)
                                         ----    -----------    -----------    -----------    -----------
  Total distributions                  (0.076)      (0.085)       (0.067)       (0.057)         (0.065)
                                         ----    -----------    -----------    -----------    -----------
Change in net asset value                  --           --            --            --              --
                                         ----    -----------    -----------    -----------    -----------
Net asset value, end of period          $1.00        $1.00         $1.00         $1.00           $1.00
                                         ====    ===========    ===========    ===========    ===========
Total return                             7.60%        8.50%         6.70%         5.70%           6.50%
Ratios/supplemental data:
Net assets, end of period
  (thousands)                         $163,645     $149,968      $107,262       $92,481        $111,430
Ratio to average net assets of:
 Operating expenses                      0.85%        0.85%         0.85%         0.85%           0.85%
 Net investment income                   7.59%        8.53%         6.71%         5.78%           6.45%

                                                 Class B
                                       ----------------------------
                                          Year            From
                                          Ended        Inception
                                       October 31,     7/15/94 to
                                          1995          10/31/94
                                         ----------   ------------
Net asset value, beginning of
  period                                 $  1.00        $  1.00
Income from investment operations
 Net investment income                     0.046          0.007
                                         ----------   ------------
  Total from investment operations         0.046          0.007
                                         ----------   ------------
Less distributions
Dividends from net investment
  income                                  (0.046)        (0.007)
                                         ----------   ------------
  Total distributions                     (0.046)        (0.007)
                                         ----------   ------------
Change in net asset value                     --           --
                                         ----------   ------------
Net asset value, end of period           $  1.00        $  1.00
                                         ==========   ============
Total return                                4.63%          0.70%((3))
Ratios/supplemental data:
Net assets, end of period
  (thousands)                            $ 8,506        $ 2,086
Ratio to average net assets of:
 Operating expenses                         1.44%          1.60%((2))
 Net investment income                      4.62%          3.46%((2))



((1)) Includes reimbursement of operating expenses by Adviser of $0.001, $0.001, $0.001, $0.001, $0.002 and $0.003, respectively.
((2)) Annualized
((3)) Not annualized

                       U.S. GOVERNMENT SECURITIES FUND SERIES


                                                                      Class A
                                      -----------------------------------------------------------------------
                                                               Year Ended October 31,
                                      -----------------------------------------------------------------------
                                         1995         1994          1993            1992            1991
                                      ----------   ----------   -------------   -------------   --------------
Net asset value, beginning of
  period                                 $8.88        $9.87         $9.91           $9.65           $9.08
Income from investment operations
 Net investment income                    0.55         0.64          0.62((1))       0.65((1))       0.68((1))
 Net realized and unrealized gain
  (loss)                                  0.72        (1.02)         0.34            0.26            0.57
                                         --------    --------     -----------     -----------     ------------
  Total from investment operations        1.27        (0.38)         0.96            0.91            1.25
                                         --------    --------     -----------     -----------     ------------
Less distributions
 Dividends from net investment
  income                                 (0.55)       (0.45)        (0.62)          (0.65)          (0.68)
 Dividends from net realized gains          --        (0.02)        (0.38)            --              --
 Tax return of capital                      --        (0.14)          --              --              --
                                         --------    --------     -----------     -----------     ------------
  Total distributions                    (0.55)       (0.61)        (1.00)          (0.65)          (0.68)
                                         --------    --------     -----------     -----------     ------------
Change in net asset value                 0.72        (0.99)        (0.04)           0.26            0.57
                                         --------    --------     -----------     -----------     ------------
Net asset value, end of period           $9.60        $8.88         $9.87           $9.91           $9.65
                                         ========    ========     ===========     ===========     ============
Total return((2))                        14.81%       -3.98%        10.18%           9.74%          14.24%
Ratios/supplemental data:
Net assets, end of period
  (thousands)                          $235,879     $262,157       $57,072         $40,365         $22,123
Ratio to average net assets of:
 Operating expenses                       0.99%        0.98%         0.75%           0.77%           0.97%
 Net investment income                    6.01%        5.92%         6.19%           6.64%           7.20%
Portfolio turnover                         178%         101%          264%            285%            130%

                                                                Class A
                                      -----------------------------------------------------------

                                                                                         From
                                                   Year Ended October 31,             inception
                                         -----------------------------------------    3/9/87 to
                                           1990           1989            1988         10/31/87
                                         -----------    -----------    -----------    -----------
Net asset value, beginning of
  period                                   $9.28           $9.25          $9.14         $10.00
Income from investment operations
 Net investment income                      0.71((1))       0.72           0.73((1))      0.40((1))
 Net realized and unrealized gain
  (loss)                                   (0.20)           0.03           0.22          (0.97)
                                         -----------    -----------    -----------    -----------
  Total from investment operations          0.51            0.75           0.95          (0.57)
                                         -----------    -----------    -----------    -----------
Less distributions
 Dividends from net investment
  income                                   (0.71)          (0.72)         (0.84)         (0.29)
 Dividends from net realized gains          --              --             --               --
 Tax return of capital                      --              --             --               --
                                         -----------    -----------    -----------    -----------
  Total distributions                      (0.71)          (0.72)         (0.84)         (0.29)
                                         -----------    -----------    -----------    -----------
Change in net asset value                  (0.20)           0.03           0.11          (0.86)
                                         -----------    -----------    -----------    -----------
Net asset value, end of period             $9.08           $9.28          $9.25          $9.14
                                         ===========    ===========    ===========    ===========
Total return((2))                           5.82%           8.56%         10.92%         -5.34%((4))
Ratios/supplemental data:
Net assets, end of period
  (thousands)                             $11,957         $10,747         $8,980         $5,215
Ratio to average net assets of:
 Operating expenses                         1.00%           1.00%          1.00%          1.00%
 Net investment income                      7.77%           7.93%          7.93%          4.51%
Portfolio turnover                           265%            297%           160%            26%

                                                 Class B
                                       ----------------------------

                                           Year           From
                                          Ended         Inception
                                       October 31,     2/24/94 to
                                           1995         10/31/94
                                         -----------    -----------
Net asset value, beginning of
  period                                  $ 8.86         $  9.61
Income from investment operations
 Net investment income                      0.48            0.39
 Net realized and unrealized gain
  (loss)                                    0.72           (0.75)
                                         -----------    -----------
  Total from investment operations          1.20           (0.36)
                                         -----------    -----------
Less distributions
 Dividends from net investment
  income                                   (0.48)          (0.30)
 Dividends from net realized gains            --            --
 Tax return of capital                        --           (0.09)
                                         -----------    -----------
  Total distributions                      (0.48)          (0.39)
                                         -----------    -----------
Change in net asset value                   0.72           (0.75)
                                         -----------    -----------
Net asset value, end of period            $ 9.58         $  8.86
                                         ===========    ===========
Total return((2))                          13.82           -3.83%((4))
Ratios/supplemental data:
Net assets, end of period
  (thousands)                             $3,655         $ 1,238
Ratio to average net assets of:
 Operating expenses                         1.73%           2.00%((3))
 Net investment income                      5.23%           4.49%((3))
Portfolio turnover                           178%            101%


((1)) Includes reimbursement of operating expenses by Adviser of $0.03, $0.04, $0.01, $0.01, $0.08 and $0.07, respectively.
((2)) Maximum sales load is not reflected in the total return calculation. ((3)) Annualized
((4)) Not annualized

                           PERFORMANCE INFORMATION


   The Trust may, from time to time, include the performance history of any or all of the Series in advertisements, sales literature or reports to current or prospective shareholders. Performance information about each Series is based on that Series' past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Money Market Series, as yield of any other Series or Class thereof, and as total return of any Series or Class thereof. Current yield for the Money Market Series will be based on the income earned by the Series over a given 7-day period (less a hypothetical charge reflecting deductions for expenses taken during the period) and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and is stated in terms of an annual percentage return on the investment. Effective yield is calculated similarly but reflects the compounding effect of earnings on reinvested dividends.


   The yield of each Series will be computed by dividing the Series' net investment income over a 30-day period by an average value of invested assets (using the average number of shares entitled to receive dividends and the maximum offering price per share at the end of the period), all in accordance with applicable regulatory requirements. Such amount will be compounded for six months and then annualized for a twelve-month period to derive the Series' yield for each class.



   Standardized quotations of average annual total return for Class A and Class B Shares of each Series will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in either Class A or Class B Shares of each Series over a period of 1, 5, and 10 years (or up to the life of the class of shares). Standardized total return quotations reflect the deduction of a proportional share of each Class's expenses of each Series (on an annual basis), deduction of the maximum initial sales load in the case of Class A Shares and the maximum contingent deferred sales charge applicable to a complete redemption of the investment in the case of Class B Shares, and assume that all dividends and distributions on Class A and Class B Shares are reinvested when paid. It is expected that the performance of Class A Shares will be better than that of Class B Shares as a result of lower distribution fees, and certain incrementally lower expenses paid by Class A Shares. The Trust may also quote supplementally a rate of total return over different periods of time by means of aggregate, average, and year-by-year or other types of total return figures. In addition, the Trust may from time to time, publish material citing historical volatility for Shares of the Trust.



   The Trust may from time to time include in advertisements containing total return and the ranking of these performance figures relative to such figures for groups of mutual funds having similar investment objectives as categorized by ranking services such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Weisenberger Financial Services, Inc., and Morningstar, Inc. Additionally, the Trust may compare a Series' performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as Changing Times, Forbes, Fortune, Money, Barrons, Business Week and Investor's Daily, Stanger's Mutual Fund Monitor, The Stanger Register, Stanger's Investment Adviser, The Wall Street Journal, The New York Times, Consumer Reports, Registered Representative, Financial Planning, Financial Services Weekly, Financial World, U.S. News and World Report, Standard and Poors The Outlook and Personal Investor. The Trust may from time to time illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The total return may also be used to compare the performance of a Series with certain widely acknowledged outside standards or indices for stock and bond market performance, such as the Standard & Poor's 500 Stock Index (the "S&P 500"), Dow Jones Industrial Average, Europe Australia Far East Index (EAFE), Consumer's Price Index, Shearson Lehman Corporate Index and Shearson Lehman T-Bond Index. The S&P 500 is a commonly quoted market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 common stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over the counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.



   Advertisements, sales literature and other communications may contain information about the Trust or Adviser's current investment strategies and management style. Current strategies and style may change to respond to a changing market and economic conditions. From time to time, the Trust may discuss specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Trust may separate its cumulative and average annual returns into income results and capital gains or losses; or cite separately as a return figure the equity or bond portion of a Series' portfolio; or compare a Series' equity or bond return figure to well-know indices of market performance including but not limited to: the S&P 500 Index, Dow Jones Industrial Average, First Boston High Yield Index and Solomon Brothers Corporate and Government Bond Indices.



   Performance information for a Series reflects only the performance of a hypothetical investment in Class A or Class B Shares of that Series during the particular time period on which the calculations are based. Performance information should be considered in light of a particular Series' investment objectives and policies, characteristics and qualities of the Series, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine total return for each Series, see the Statement of Additional Information.

   The Trust's Annual Report, available upon request and without charge, contains a discussion of the performance of each Series and a comparison of that performance to a securities market index.

                      INVESTMENT OBJECTIVES AND POLICIES

   Each Series has a different investment objective and is designed to meet different investment needs. The differences in objectives and policies among the seven Series can be expected to affect the investment return of each Series and the degree of market and financial risk to which each Series is subject. The investment objective of each Series is a fundamental policy which may not be changed without the approval of a vote of a majority of the outstanding shares of that Series. Since certain risks are inherent in the ownership of any security, there can be no assurance that any Series will achieve its investment objective. The investment policies of each Series will also affect the rate of portfolio turnover. A high rate of portfolio turnover generally involves correspondingly greater brokerage commissions, which are paid directly by the Series. The rate for each Series, except the Money Market Series (which does not normally pay brokerage commissions), is included under "Financial Highlights."

Phoenix Balanced Fund Series
  The Balanced Series seeks as its investment objectives reasonable income, long-term capital growth and conservation of capital. The Balanced Series intends to invest based on combined considerations of risk, income, capital enhancement and protection of capital value.


   The Balanced Series may invest in any type or class of security. Normally, the Balanced Series will invest in common stocks and fixed income senior securities; however, it may also invest in securities convertible into common stocks. At least 25% of the value of its assets will be invested in fixed income senior securities which are rated within the four highest rating categories by recognized rating agencies (i.e., AAA to BBB by Standard & Poor's Corporation, Aaa to Baa by Moody's Investors Services, Inc. (Moody's), AAA to BBB-by Duff & Phelps Credit Rating Co.; or AAA to BBB by Fitch Investor Services Inc.). Fixed-income securities which are rated in these categories are sometimes referred to as "investment grade" securities. See "Appendix" for a discussion of ratings.



   The Series may also engage in certain options transactions and enter into financial futures contracts and related options for hedging purposes and may invest in deferred or zero coupon debt obligations. See "Investment Techniques and Related Risks."


   In implementing the investment objectives of this Series, management will select securities believed to have potential for the production of current income, with emphasis on securities that also have potential for capital enhancement. For temporary defensive purposes when the Adviser believes that adverse market conditions warrant, the Balanced Series may actively pursue a policy of retaining cash or investing part or all of its assets in cash equivalents, such as government securities and high grade commercial paper.


   Risk Factors. The Series may invest up to 35% of its net assets, determined at the time of investment, in high yield, high risk, non-investment grade fixed income securities (commonly referred to as "junk bonds"). Securities rated Baa by Moody's or BBB by S&P may have some speculative characteristics and changes in economic conditions or other circumstances may affect the ability to make principal and interest payments on these types of bonds. A fixed income securities issue may have its ratings reduced below the minimum permitted for purchase by the Series. In that event, the Adviser will determine whether the Series should continue to hold such issue in its portfolio. If, in the Adviser's opinion, market conditions warrant, the Series may increase its position in lower or non-rated securities from time to time. The lower rated and non-rated convertible securities are predominantly speculative with respect to the issuer's capacity to repay principal and pay interest. Investment in lower rated and non-rated convertible fixed-income securities normally involves a greater degree of market and credit risk than does investment in securities having higher ratings. The price of these fixed income securities will generally move in inverse proportion to interest rates. In addition, non-rated securities are often less marketable than rated securities. To the extent that the Series holds any lower rated or non-rated securities, it may be negatively affected by adverse economic developments, increased volatility and lack of liquidity.


Phoenix Convertible Fund Series
  The Convertible Series seeks as its investment objectives income and the potential for capital appreciation, which objectives are to be considered as relatively equal.


   Under normal circumstances, this Series intends to invest at least 65% of the value of its total assets in debt securities and preferred stocks which are convertible into, or carry the right to purchase, common stock or other equity securities ("Convertible Securities"). Convertible securities have several unique investment characteristics such as (1) higher yields than common stocks, but lower yields than comparable nonconvertible fixed income securities, (2) a lesser degree of fluctuation in value than the underlying stocks since they have fixed income characteristics, and (3) the potential for capital appreciation if the market price of the underlying common stock increases. A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Trust is called for redemption, the Trust might be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.



   The Convertible Series invested the following weighted average percentages of assets by S&P ratings category for the fiscal year ended October 31, 1995:

                       AAA           0.12%
                       AA            7.22%
                       A            22.59%
                       BBB          18.88%
                       BB           10.42%
                       B             7.40%
                       Unrated 4.94%

   If at any time the market value of the Convertible Series' investments in common stocks, warrants and non-convertible securities exceeds 35% of the market value of its total assets (exclusive of cash and government securities), it will (except when a temporary defensive position is deemed advisable) thereafter invest only in Convertible Securities until the 65% standard is equaled or exceeded. The 65% standard may not be maintained at all times because securities received upon conversion or exercise of warrants and securities remaining upon the break-up of units or detachment of warrants may be retained to permit orderly disposition or to establish long-term holding periods for tax purposes. The Convertible Series may also invest up to 100% of the Series' total net assets in non-rated and non-investment grade convertible securities.


   The Convertible Series will invest its assets, without limit, in high-grade senior securities or government securities or retain cash or cash equivalents when a temporary defensive position is deemed advisable by the Adviser. In seeking to achieve its objectives, the Adviser may utilize the Convertible Series' ability to expand its investments through the permitted use of bank borrowings (See "Leverage"). The Convertible Series may also engage in certain options transactions and enter into financial futures contracts and related options for hedging purposes and may invest in deferred or zero coupon debt obligations. See "Investment Techniques and Related Risks."


   Diversification is an important consideration in selecting the Convertible Series' portfolio. However, more emphasis will be placed upon careful selection of securities believed to have good potential for income and appreciation than upon wide diversification.

   Risk Factors. The convertible securities acquired by this Series are not subject to any limitations as to ratings and may include high, medium, lower and non-rated securities. Historically, the Convertible Series has emphasized investments in investment grade convertible securities which are rated within the four highest categories by recognized rating agencies, i.e., S&P, Moody's, D&P and Fitch. (See the Appendix for a discussion of the S&P, Moody's, D&P and Fitch ratings.) The Convertible Series may invest up to 100% of the Series' total net assets in non-rated and non-investment grade convertible securities. Lower rated and some non-rated convertible securities are predominantly speculative with respect to the issuer's capacity to repay principal and pay interest. Investment in lower rated and non-rated convertible fixed-income securities normally involves a greater degree of investment and credit risk than does investment in convertible securities having higher ratings. In addition, the market for non-rated convertible securities is usually less broad than the market for rated securities, which could affect their marketability. To the extent that the Convertible Series holds any lower rated or non-rated securities, it may be negatively affected by adverse economic developments, increased volatility or lack of liquidity.

Phoenix Growth Fund Series
  The Growth Series' investment objective is to seek long-term appreciation of capital. Since income is not an objective, any income generated by the investment of the Growth Series' assets will be incidental to its objective.


   Under normal circumstances, the Growth Series will invest at least 65% of its total assets in the common stock of companies believed by the Adviser to have appreciation potential. However, since no one class or type of security at all times necessarily affords the greatest promise for capital appreciation, the Growth Series may invest any amount or proportion of its assets in any class or type of security believed by the Adviser to offer potential for capital appreciation over both the intermediate and long term. Normally, of course, its investment will consist largely of common stocks selected for the promise they offer of appreciation of capital. However, the Growth Series may also invest in preferred stocks, investment grade bonds (Moody's rating Baa or higher), convertible preferred stocks and convertible debentures if, in the judgment of the Adviser, the investment would further its investment objective. The Growth Series may also engage in certain options transactions and enter into financial futures contracts and related options for hedging purposes. See "Investment Techniques." Each security held will be monitored to determine whether it is contributing to the basic objective of long-term appreciation of capital.


   The Adviser believes that a portfolio of such securities provides the most effective way to obtain capital appreciation, but when, for temporary defensive purposes (as when market conditions for growth stocks are adverse), other types of investments appear advantageous on the basis of combined considerations of risk and the protection of capital values, investments may be made in fixed income securities with or without warrants or conversion features. In addition, for such temporary defensive purposes, the Growth Series may pursue a policy of retaining cash or investing part or all of its assets in cash equivalents.

   Diversification is an important consideration in selecting the Growth Series' portfolio. However, greater emphasis will be placed upon careful selection of securities believed to have good potential for appreciation than upon wide diversification.

   To the extent that the Series holds bonds, it may be negatively affected by adverse interest rate movements and credit quality. Generally, when interest rates rise it may be expected that the value of bonds may decrease.

Phoenix U.S. Stock Fund Series
  Appreciation of capital through the use of aggressive investment techniques is this Series' investment objective, and income will not generally be considered in the selection of
                                      18
investments. In seeking to achieve this objective, management may utilize the U.S. Stock Series' ability to expand its investments through the permitted use of bank borrowings (see "Leverage").

   Under normal circumstances, the U.S. Stock Series will invest at least 65% of the value of its total assets in domestic common and preferred stocks and domestic securities convertible into domestic common stocks or other domestic equity securities. Domestic issuers are those listed on a U.S. securities exchange or a designated securities market. In addition, domestic issuers represent those entities which, at the date of acquisition, are incorporated or organized under the laws of the United States or any State which also satisfy one or more of the following criteria: (a) the parent corporation is incorporated or organized in the United States; (b) the majority of the executive officers or directors are U.S. citizens or residents; (c) the principal place of business/chief operational office is in the United States;
(d) more than 50 percent of the assets are located in the United States; or
(e) the business is administered principally in the United States. The Fund may continue to hold the securities even if they do not continue to satisfy any or all of these conditions.


   The U.S. Stock Series may also invest in debt securities which, in the judgment of management, offer opportunities for capital growth. However, when a temporary defensive position is deemed advisable, the U.S. Stock Series may, without limit, invest in high-grade senior securities or U.S. Government securities or retain cash or cash equivalents. The U.S. Stock Series may also engage in certain options transactions and enter into financial futures contracts and related options for hedging purposes. See "Investment Techniques and Related Risks."


   Since investments normally will consist primarily of securities believed by the Adviser to have a substantial potential for capital growth, the assets of the U.S. Stock Series may be considered to be subject to greater risks than would be involved if the U.S. Stock Series invested in securities that did not have these growth characteristics. The U.S. Stock Series is intended for investors who have the financial ability and the investment experience to regard their shares as a long-term investment involving risks commensurate with the possibility of achieving substantial capital gains.

Phoenix High Yield Fund Series
  The High Yield Series' primary objective is to seek high current income. This Series intends to invest at least 65% of the value of its total assets in a diversified portfolio of high yield, high risk fixed income securities (commonly referred to as "junk" bonds). Capital growth is a secondary objective which will also be considered when consistent with the objective of high current income. The risks of investing in high yield (high risk) fixed income securities are outlined below.


   Higher yields are available ordinarily from securities in the lower rating categories of recognized rating agencies (Baa or lower by Moody's or BBB or lower by S&P, D&P, or Fitch) and from unrated securities of comparable quality. The High Yield Series will not invest in securities in the lowest rating categories (C for Moody's and D for S&P, D&P, or Fitch) unless management believes that the financial condition of the issuer, or the protections afforded to the particular securities, is stronger than would otherwise be indicated by such low ratings. However, when the investment objective of this Series can be met by investing in securities in higher rating categories, such investments may be made. This Series may retain securities when their ratings have changed.



   The High Yield Series invested the following weighted average percentages of assets as rated by Moody's or having a comparable rating according to Standard & Poor's Corporation, Duff & Phelps Credit Rating Company, or Fitch Investor Services, during the fiscal year ended October 31, 1995:

Rating                          Moody's
--------                       --------
Aaa                              2.58%
Aa                               2.44%
Baa                              0.33%
Ba                              24.54%
B                               37.79%
Caa                              8.69%
Ca                               0.11%
Unrated 20.19%



   Under normal conditions, at least 80% of the value of the total assets of the High Yield Series will be invested, consistent with its primary investment objective, in fixed income securities including preferred stocks, convertible securities, debt obligations, certificates of deposit, commercial paper, bankers' acceptances, government obligations issued or guaranteed by federal, state or municipal governments or their agencies or instrumentalities and loan participations in secured and unsecured corporate loans. Up to 15% of the value of the High Yield Series' net assets may be invested in non-publicly offered or "restricted" debt securities, which the Adviser deems to be "liquid" pursuant to standards approved by the Trust's Board of Trustees. These restricted securities are typically less marketable than publicly offered debt securities. The High Yield Series' remaining assets may be invested in equity securities when such investments are consistent with its primary investment objective or are acquired as part of a unit consisting of a combination of fixed income securities and equity securities. The High Yield Series may also engage in certain options transactions and enter into financial futures contracts and related options for hedging purposes and may invest in deferred or zero coupon debt obligations. See "Investment Techniques and Related Risks."


   When a more conservative investment strategy is necessary for temporary defensive purposes, the High Yield Series may retain cash or invest part or all of its assets in cash equivalents or in other fixed income securities deemed by management to be consistent with a temporary defensive posture.

   Risk Factors. While the High Yield Series' management will seek to minimize risk through diversification and continual evaluation of current developments in interest rates
                                      19
and economic conditions, the market prices of lower rated securities generally fluctuate in response to changes in interest rates and economic conditions more than those of higher rated securities. Using credit ratings helps to evaluate the safety of principal and interest payments but does not assess market risk. Fluctuations in the market value of portfolio securities subsequent to acquisition by the High Yield Series will not normally affect cash income from such securities but will be reflected in the Series' net asset value. Additionally, with lower rated securities, there is a greater possibility that an adverse change in the financial condition of the issuer, particularly a highly leveraged issuer, may affect its ability to make payments of income and principal and increase the expenses of the Series seeking recovery from the issuer. Also, because the High Yield Series intends to invest primarily in securities in the lower rating categories, the achievement of its goals will be more dependent on the Adviser's ability than would be the case if the High Yield Series were investing in securities in the higher rating categories. Lower-rated securities may be thinly traded and less liquid than higher rated securities and therefore harder to value and more susceptible to adverse publicity concerning the issuer.

Phoenix Money Market Fund Series
  The investment objective of the Money Market Series is to seek as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in a diversified portfolio of high quality money market instruments maturing in 397 days or less.

   The Money Market Series seeks to achieve this objective by investing exclusively in the following instruments:

   (a) obligations issued or guaranteed by the United States Government or its agencies, authorities or instrumentalities;

   (b) obligations issued by banks and savings and loan associations (such as bankers' acceptances, certificates of deposit and time deposits, including dollar-denominated obligations of foreign branches of U.S. banks and U. S. branches of foreign banks) and dollar-denominated obligations unconditionally guaranteed as to payment by banks or savings and loan associations, which at the date of investment have capital surplus, and undivided profits in excess of $100,000,000 as of the date of their most recently published financial statements which obligations have been determined by the Board, or the Adviser acting at its direction, to present minimal credit risk; and obligations of other banks or savings and loan associations if such obligations are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation;

   (c) commercial paper which at the date of investment is rated A-1 by S&P and/or P-1 by Moody's Investors Service, Inc., or, if not rated, is issued or guaranteed by companies which at the date of investment have an outstanding debt issue rated AA or higher by S&P or Aa or higher by Moody's;

   (d) other corporate obligations maturing in one year or less which at the date of investment are rated AA or higher by S&P or Aa or higher by Moody's; and

   (e) repurchase agreements with recognized securities dealers and banks with respect to any of the foregoing obligations.

   Generally, investments will be limited to securities rated in the two highest short-term rating categories by at least two nationally recognized statistical rating organizations, or by one such organization if only one has rated the security, and comparable unrated securities. In addition, no more than 5% of the Money Market Series' total assets will be invested in securities of any one issuer or in securities not rated in the highest short -term rating category. Moreover, no more than the greater of 1% of the Money Market Series' total assets or $1 million will be invested in the securities of any one issuer that are not in the highest short-term rating category. Finally, in no event will investments in time deposits and/or repurchase agreements maturing in more than seven days exceed 10% of the Money Market Series' net assets taken at market value.

   Obligations of foreign branches of U.S. banks are subject to somewhat different risks than those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions which may adversely affect payment of principal and interest on the obligations, foreign withholding and other taxes on interest income, and difficulties in obtaining and enforcing a judgment against a foreign branch of a domestic bank. In addition, different risks may result from the fact that foreign branches of U.S. banks and U.S. branches of foreign banks are not necessarily subject to the regulatory requirements that apply to domestic banks. Obligations of such branches will be purchased only when the Adviser believes the risks are minimal.

   The Money Market Series may not necessarily invest in money market instruments paying the highest available yield at a particular time as a result of considerations of liquidity and preservation of capital. Rather, consistent with its investment objective, it will attempt to maximize yields by engaging in portfolio trading and buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. These policies, as well as the relatively short maturities of obligations to be purchased by the Money Market Series, may result in frequent changes in its portfolio.

   The value of the securities in the Money Market Series' portfolio can be expected to vary inversely to the changes in prevailing interest rates. Thus, if interest rates increase after a security was purchased, that security, if sold, might be sold at less than cost. Conversely, if interest rates decline after purchase, the security, if sold, might be sold at a profit. In either instance, if the security were held to maturity, no gain or loss would normally be realized as a result of these fluctuations. Substantial redemptions of Money Market Series shares could require the sale of portfolio investments at a time when a sale might not be desirable.

   The average maturity of the Money Market Series' portfolio securities based on their dollar value will not exceed 90 days.

Phoenix U.S. Government Securities Fund Series
  The U.S. Government Securities Series seeks as its investment objective a high level of current income consistent with safety of principal. This Series intends to invest in securities which are issued or guaranteed by the U.S. Government or its agencies and instrumentalities and backed by the full faith and credit of the United States ("U.S. Government Securities"), those which are supported by the ability to borrow from the U.S. Treasury or by the credit of an agency or instrumentality and those otherwise supported by the U.S. Government. This Series is authorized to invest up to 20% of the value of its net assets in short-term instruments including bank certificates of deposit and time deposits, bankers' acceptances and repurchase agreements. These instruments are used for the investment of the Series' temporary cash balances.

   U.S. Government Securities include (i) U.S. Treasury obligations which differ only in their interest rates, maturities and times of issuance as follows: U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years); and (ii) obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the United States; such as securities issued by the Federal Housing Administration, the Government National Mortgage Association ("GNMA"), the Department of Housing and Urban Development, the Export-Import Bank, the General Services Administration and the Maritime Administration and certain securities issued by the Farmers Home Administration and the Small Business Administration.


   Securities issued by the GNMA ("GNMA Certificates") differ in certain respects from other U.S. Government securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans--issued by lenders such as mortgage bankers, commercial banks and savings and loan associations--are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by the full faith and credit of the United States. GNMA Certificates also differ from other U.S. Government securities in that principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.


   The U.S. Government Securities Series may invest in debt or mortgage-backed securities issued by the Federal National Mortgage Association ("FNMA") and by the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a federally chartered, privately-owned corporation that issues mortgage pass-through securities which are guaranteed as to payment of principal and interest by FNMA. FHLMC is a corporate instrumentality of the United States and issues participation certificates which represent an interest in mortgages from FHLMC's portfolio. FHLMC guarantees the timely payment of interest and the collection of principal. Securities guaranteed by FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government.

   The U.S. Government Securities Series may also invest in collateralized mortgage obligations ("CMOs") issued by U.S. Government agencies. These are debt obligations collateralized by whole mortgage loans or by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. The U.S. Government Securities Series may also invest in ownership interests in pools of mortgage assets such as FNMA Guaranteed REMIC Pass-through Certificates and FHLMC Multi-Class Mortgage Participation Certificates. Mortgage pass-through and other mortgage-related securities are subject to prepayment risk which may adversely affect yields. Generally, prepayments will increase during a period of falling interest rates.

   Although the payment of interest and principal on a portfolio security may be guaranteed by the U.S. Government or one of its agencies or instrumentalities, the net asset value of shares of the U.S. Government Securities Series will fluctuate in response to interest rate levels. In general, when interest rates rise, prices of fixed income securities decline. When interest rates decline, prices of fixed income securities rise.

   Descriptions of the short-term money market instruments the U.S. Government Securities Series may invest in are contained in the section "Phoenix Money Market Fund Series." The quality ratings and maturity restrictions described in that section also apply to the short-term investments of the U.S. Government Securities Series.


                            INVESTMENT TECHNIQUES
                              AND RELATED RISKS



   In addition to the investment policies described above, the Trust may utilize the following investment practices or techniques.


Repurchase Agreements
  Each Series may invest in repurchase agreements. A repurchase agreement is a transaction where a Series buys a security at one price and the seller simultaneously agrees to buy that same security back at a higher price. The Adviser reviews the creditworthiness of the other party to the agreement and must find it satisfactory before engaging in a repurchase agreement.

   Even though repurchase transactions usually do not impose market risks on the purchasing Series, if the seller of the repurchase agreement defaults and does not repurchase the
                                     21
underlying securities, the Series might incur a loss if the value of the underlying securities declines, and disposition costs may be incurred in connection with liquidating the underlying securities. In addition, if bankruptcy proceedings are commenced regarding the seller, realization upon the underlying securities may be delayed or limited, and a loss may be incurred if the underlying securities decline in value. For more information about repurchase agreements, see the Statement of Additional Information.

Zero Coupon Bonds
  The Balanced, Convertible and High Yield Series may invest in debt obligations that do not make any interest payments for a specified period of time prior to maturity or until maturity ("deferred coupon" or "zero coupon" obligations). Even though interest is not actually paid on these instruments, for tax purposes the Series that owns them is imputed with ordinary income. This imputed income is paid out to shareholders as dividends. These distributions must be made from the Series' cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Series will not be able to purchase additional income producing securities with the cash used to make such distributions and its current income ultimately may be reduced as a result. The value of zero coupon obligations fluctuates more in response to interest rate changes than does the value of debt obligations that make current interest payments. (See the Statement of Additional Information.)

Securities and Index Options
  All Series, except the Money Market Series and the U.S. Government Securities Series, may write covered call options and purchase call and put options. These instruments are referred to as "derivatives" as their value is derived from the value of any underlying security or securities index. Securities and index options and the related risks are summarized below and are described in more detail in the Statement of Additional Information.

   Writing (Selling) Call Options. The Balanced Series, Convertible Series, Growth Series, High Yield Series and the U.S. Stock Series may write exchange-traded covered call options. A call option on a security gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to buy the underlying security at the exercise price at any time during the option period. Upon exercise by the purchaser, the writer of a call option has the obligation to sell the underlying security at the exercise price. A call option on a securities index is similar to a call option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash. A call option may be terminated by the writer (seller) by entering into a closing purchase transaction in which it purchases an option of the same series as the option previously written. A call option is "covered" if a Series owns the underlying security or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option written by a Series is also covered if the Series holds on a share-for-share basis a covering call on the same security as the call written where (i) the exercise price of the covering call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Series in cash, U.S. Treasury bills or other high quality short-term debt obligations in a segregated account with its custodian, and
(ii) the covering call expires at the same time or after the call written.

   The Trustees have limited the value of the total assets of a Series which may be subject to call options to 50% of a Series' total assets. Management presently intends to cease writing options if and as long as 25% of such total assets are subject to outstanding options contracts or if required under regulations of state securities administrators. Call options on securities indices will be written only to hedge in an economically appropriate way portfolio securities which are not otherwise hedged with options or financial futures contracts and will be "covered" by identifying the specific portfolio securities being hedged.

   A Series will write call options in order to obtain a return on its investments from the premiums received and will retain the premiums whether or not the options are exercised. Any decline in the market value of portfolio securities will be offset to the extent of the premiums received (net of transaction costs). If an option is exercised, the premium received on the option will effectively increase the exercise price.

   During the option period the writer of a call option has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. Writing call options also involves risks relating to the Series' ability to close out options it has written.

   Purchasing Call and Put Options. A call option is described above. A put option on a security gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to sell the underlying security at the exercise price at any time during the option period. Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security at the exercise price. A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash.

   A Series may invest up to 2% of its total assets in exchange-traded call and put options on securities and securities indices for the purpose of hedging against changes in the market value of its portfolio securities. A Series will invest in call and put options whenever, in the opinion of its Adviser, a hedging transaction is consistent with the investment objectives of a Series. A Series may sell a call option or a put option which it has previously purchased prior to the purchase (in the case of a call) or the sale (in the case of a put) of the underlying security. Any such sale would result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the call or put which is sold.

   Purchasing a call or a put option involves the risk that a Series may lose the premium it paid plus transaction costs.

Warrants and Stock Rights
  Warrants and stock rights are almost identical to call options in their nature, use and effect except that they are issued by the issuer of the underlying security rather than an option writer. A Series may invest up to 5% of its net assets in warrants or stock rights valued at the lower of cost or market, but no more than 2% of its net assets may be invested in warrants or stock rights not listed on the New York Stock Exchange or American Stock Exchange.

Financial Futures and Related Options
  All Series, except the Money Market Series and the U.S. Government Securities Series, may enter into financial futures contracts and related options. Financial futures contracts and related options and associated risks are summarized below and are described in more detail in the Statement of Additional Information.

   Financial futures contracts consist of interest rate futures contracts and securities index futures contracts. An interest rate futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, the interest rate securities called for in the contract at a specified future time and at a specified price. A stock index assigns relative values to the common stocks included in the index, and the index fluctuates with changes in the market values of the common stocks so included. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. An option on a financial futures contract gives the purchaser the right to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

   A Series may purchase and sell financial futures contracts which are traded on a recognized exchange or board of trade and may purchase exchange-or board-traded put and call options on financial futures contracts as a hedge against anticipated changes in the market value of its portfolio securities or securities which it intends to purchase. Hedging is the initiation of a position in the futures market which is intended as a temporary substitute for the purchase or sale of the underlying securities in the cash market.

   A Series will engage in transactions in financial futures contracts and related options only for hedging purposes and not for speculation. In addition, a Series will not purchase or sell any financial futures contract or related option if, immediately thereafter, the sum of the cash or U.S. Treasury bills initially committed with respect to a Series' existing futures and related options positions and the premiums paid for related options would exceed 2% of the market value of the Series' total assets. At the time of purchase of a futures contract or a call option on a futures contract, an amount of cash, U.S. Government securities or other appropriate high-grade debt obligations equal to the market value of the futures contract minus the Series' initial margin deposit with respect thereto will be deposited in a segregated account with the Series' custodian bank to collateralize fully the position and thereby ensure that it is not leveraged. The extent to which a Series may enter into financial futures contracts and related options may also be limited by requirements of the Internal Revenue Code for qualification as a regulated investment company.


   Engaging in transactions in financial futures contracts involves certain risks, such as the possibility of an imperfect correlation between futures market prices and cash market prices and the possibility that the Adviser could be incorrect in its expectations as to the direction or extent of various interest rate movements, in which case the Series' return might have been greater had hedging not taken place. There is also the risk that a liquid secondary market may not exist and the loss from investing in futures contracts is potentially unlimited because the Series may be unable to close its position. The risk in purchasing an option on a financial futures contract is that a Series will lose the premium it paid. Also, there may be circumstances when the purchase of an option on a financial futures contract would result in a loss to a Series while the purchase or sale of the contract would not have resulted in a loss. Futures and options may fail as hedging techniques in cases where the price movements of the securities underlying the options and futures do not follow the price movements of the portfolio securities subject to the hedge. Losses relating to futures and options are potentially unlimited.


Foreign Securities

  Each of the Series, except Money Market Series, U.S. Government Securities Series and the U.S. Stock Series, may purchase foreign securities, including emerging market securities and those issued by foreign branches of U.S. banks. Such investment in foreign securities will be less than 25% of the total net asset value of each Series. The High Yield Series may invest up to 35% of its total net asset value in foreign securities. The Trust may invest in a broad range of foreign securities including equity, debt and convertible securities and foreign government securities. In connection with investments in foreign securities, the Trust may enter into forward foreign currency exchange contracts for the purpose of protecting against losses resulting from fluctuations in exchange rates between the U.S. dollar and a particular foreign currency denominating a security which the Trust holds or intends to acquire. The Trust will not speculate in forward foreign currency exchange contracts.


   Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, difficulty in invoking legal process abroad and potential restrictions on the flow of international capital. Additionally, dividends payable on foreign securities may be subject to foreign taxes withheld prior to distribution. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar. Many of the foreign securities held by the Trust will not be registered with the Securities and Exchange Commission and many of the issuers of foreign securities will not be subject to the Commission's reporting requirements. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Moreover, individual foreign economies may compare favorably or unfavorably with the United States economy with respect to such factors as rate of growth, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions, and economic trends in foreign countries may be difficult to assess.

   Particular risks are posed by investments in third world countries or so-called "emerging markets." These securities may be especially volatile based on relative economic, political and market conditions present in these countries. These and other relevant conditions vary widely between emerging market countries. For instance, certain emerging market countries are either comparatively undeveloped or are in the process of becoming developed and may consequently be economically based on a relatively few or closely interdependent industries. A high proportion of the shares of many emerging market issuers may also be held by a limited number of large investors trading significant blocks of securities. While the Trust will strive to be sensitive to publicized reversals of economic conditions, political unrest and adverse changes in trading status, unanticipated political and social developments may affect the values of a Series' investments in such countries and the availability of additional investments in such countries.

   The Trust may use a foreign custodian in connection with its purchases of foreign securities and may maintain cash and cash equivalents in the care of a foreign custodian. The amount of cash or cash equivalents maintained in the care of eligible foreign custodians will be limited to an amount reasonably necessary to effect the Trust's foreign securities transactions. The use of a foreign custodian invokes considerations which are not ordinarily associated with domestic custodians. These considerations include the possibility of expropriation, restricted access to books and records of the foreign custodian, inability to recover assets that are lost while under the control of the foreign custodian, and the impact of political, social or diplomatic developments.

   The Trust will calculate its net asset value and complete orders to purchase, exchange or redeem shares only on a Monday-Friday basis (excluding holidays on which the New York Stock Exchange is closed). Foreign securities in which the Trust may invest may be primarily listed on foreign stock exchanges which may trade on other days (such as Saturdays). As a result, the net asset value of the Trust's portfolio may be affected by such trading on days when a shareholder has no access to the Trust.

Leverage
  The Trust may from time to time increase the Convertible Series' or the U.S. Stock Series' ownership of securities holdings above the amounts otherwise possible by borrowing from banks at fixed amounts of interest and investing the borrowed funds. The Trust will borrow only from banks, and only if immediately after such borrowing the value of the assets of a Series (including the amount borrowed) less its liabilities (not including any borrowings) is at least three times the amount of funds borrowed for investment purposes. The effect of this provision is to permit the Trust to borrow up to 50% of the net assets of a Series, not including the proceeds of any such borrowings. However, the amount of the borrowings will be dependent upon the availability and cost of credit from time to time. If, due to market fluctuations or other reasons, the value of such Series' assets computed as provided above becomes less than three times the amount of the borrowings for investment purposes, the Trust, within three business days, is required to reduce bank debt to the extent necessary to meet the required 300% asset coverage.

   Interest on money borrowed will be an expense of the Series with respect to which the borrowing has been made. Because such expense would not otherwise be incurred, the net investment income of such Series is not expected to be as high as it otherwise would be during periods when borrowings for investment purposes are substantial.

   Bank borrowings for investment purposes must be obtained on an unsecured basis. Any such borrowing must also be made subject to an agreement by the lender that any recourse is limited to the assets of the Series with respect to which the borrowing has been made.

   Any investment gains made with the additional monies borrowed in excess of interest paid will cause the net asset value of a Series' shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on the monies borrowed) to the Series, the net asset value of the Series will decrease faster than would otherwise be the case.


                           INVESTMENT RESTRICTIONS



   The Trust may not invest more than 25% of the assets of any one Series in any one industry, except the Money Market Series may invest more than 25% of its assets in the domestic banking industry and the U.S. Government Securities Series will invest at least 80% of its net assets in securities backed or supported by the U.S. Government. If the Trust loans the portfolio securities of any Series, the market value of the securities loaned may not exceed 25% of the market value of the total assets of such Series. The Trust may borrow money for any Series only for temporary administrative purposes, provided that any such borrowing does not exceed 10% of the market value of the total assets of the Series. The Trust may also borrow for investment purposes as described under "Leverage" above. In order to secure any such borrowing, the Trust may pledge, mortgage or hypothecate up to 10% of the market value of the assets of such Series. With the exception of the Convertible Series and the Stock Series, no Series may invest in portfolio securities while the amount of borrowing of the Series exceeds 5% of the total assets of such Series.

   In addition to the investment restrictions described above, each Series' investment program is subject to further restrictions which are described in the Statement of Additional Information. The restrictions for each Series described above are fundamental and may not be changed without shareholder approval.

                            MANAGEMENT OF THE FUND


   The Trust is a mutual fund technically known as an open-end, diversified investment company. The Trustees of the Trust ("Trustees") are responsible for the overall supervision of the Trust and perform the various duties imposed on Trustees by the 1940 Act and Massachusetts business trust law.



The Adviser
  The Trust's investment adviser is Phoenix Investment Counsel, Inc. (the "Adviser"), which is located at 56 Prospect Street, Hartford, Connecticut 06115-0480. All of the outstanding stock of the Adviser is owned by Phoenix Equity Planning Corporation ("Equity Planning"), a subsidiary of Phoenix Duff & Phelps Corporation of Chicago, Illinois. Prior to November 1, 1995, the Adviser and Equity Planning were indirect wholly-owned subsidiaries of Phoenix Home Life Mutual Insurance Company ("Phoenix Home Life") of Hartford, Connecticut. Phoenix Home Life is a majority shareholder of Phoenix Duff & Phelps Corporation. Phoenix Home Life is in the business of writing ordinary and group life and health insurance and annuities. Its principal offices are located at One American Row, Hartford, Connecticut 06115. Phoenix Duff and Phelps Corporation is a New York Stock Exchange traded company that provides various financial advisory services to institutional investors, corporations and individuals through operating subsidiaries. The Adviser also acts as the investment adviser to other entities including Phoenix Multi-Portfolio Fund (all portfolios other than the Real Estate Securities Portfolio), Phoenix Total Return Fund, Inc., and The Phoenix Edge Series Fund (all Series other than the Real Estate Securities Series) and as subadviser to the Chubb America Fund, Inc., SunAmerica Series Trust, JNL Trust, and American Skandia Trust, among other investment advisory clients. As of December 31, 1995, PIC had approximately $18.4 billion in assets under management. The Adviser was originally organized in 1932 as John P. Chase, Inc.



   The Adviser continuously furnishes an investment program for each Series and manages the investment and reinvestment of the assets of each Series subject at all times to the supervision of the Trustees. The Adviser, at its expense, furnishes to the Trust adequate office space and facilities and certain administrative services, including the services of any member of its staff who serves as an officer of the Trust.



   The shareholders of each Series approved the Investment Advisory Agreement at a shareholder meeting held on November 22, 1993. The Investment Advisory Agreement provides that for its services to all Series of the Trust the Adviser is entitled to a fee, payable monthly, at the following annual rates:


                                          1st          $1-2         $2+
SERIES                                 $1 Billion     Billion     Billion
 ----------------------------------   ------------   ---------   ----------
Growth Fund Series                        .70%          .65%        .60%
U.S. Stock Fund Series                    .70%          .65%        .60%
Convertible Fund Series                   .65%          .60%        .55%
High Yield Fund Series                    .65%          .60%        .55%
Balanced Fund Series                      .55%          .50%        .45%
U.S. Government Securities Fund
  Series                                  .45%          .40%        .35%
Money Market Fund Series                  .40%          .35%        .30%


   For its services to all Series of the Trust during the fiscal year ended October 31, 1995, the Adviser received a fee of $34,684,220. The Adviser has agreed to assume expenses and reduce the advisory fee for the benefit of the Money Market Series to the extent that operating expenses of that Series exceed 0.85% for Class A Shares and 1.60% for Class B Shares of the average daily net asset value of the Series.


The Portfolio Managers


Balanced Series
  Mr C. Edwin Riley, Jr. serves as portfolio manager of the Balanced Series and as such is primarily responsible for the day-to-day management of the Series' portfolio. Mr. Riley is also portfolio manager of the Phoenix Total Return Fund, Inc. and of the Total Return Series of The Phoenix Edge Series Fund. From 1988 to 1995, Mr. Riley served as Senior Vice President and Director of Equity Management for Nationsbank Investment Management.


Convertible Series
  Mr. John H. Hamlin has served as portfolio manager of the Convertible Series since 1992 and as such, Mr. Hamlin is primarily responsible for the day-to-day management of the Series' portfolio. From 1989 to 1992, Mr. Hamlin was Portfolio Manager for the Convertible Series. Mr. Hamlin is also Portfolio Manager, Common Stock, Phoenix Home Life Mutual Insurance Company, and Vice President of Phoenix Income and Growth Fund.


Growth Series
  Mr. William J. Newman serves as portfolio manager of the Growth Series and as such is primarily responsible for the day to day management of the Series. Mr. Newman presently serves as Chief Investment Strategist and Managing Director for Phoenix Investments. Mr. Newman is also Executive Vice President of PIC. Mr. Newman also serves as a Vice President of Phoenix Strategic Equity Series Fund. Mr. Newman was

Chief Investment Strategist for Kidder Peabody, Inc. from May, 1993 to December, 1994. He was managing Director at Bankers Trust from March, 1991 to May 1993 and Managing Director at MacKay Shields from June, 1988 to November 1990.



U.S. Stock Series
  Mr. Michael K. Arends serves as Portfolio Manager of the U.S. Stock Series and as such is primarily responsible for the day to day management of the Fund's investments. Mr. Arends has served in this capacity since January 1, 1995. Mr. Arends is a Vice President of the Phoenix Series Fund, which is advised by Phoenix Investment Counsel, Inc. Mr. Arends is also a portfolio manager and Vice President of Phoenix Strategic Equity Series Fund and a Vice President of National Securities & Research Corporation. From 1989 to 1994, Mr. Arends served as Co-Portfolio Manager for various Kemper Funds, the Kemper Investment Portfolio-Growth Fund, Kemper Growth Fund and Kemper Retirement Fund Series.


High Yield Series
  Mr. Curtiss O. Barrows has served as portfolio manager of the High Yield Series since 1985 and, as such, is primarily responsible for the day-to-day management of the Series' portfolio. Mr. Barrows is also portfolio manager of the Bond Series of The Phoenix Edge Series Fund and has been a Vice President of the Adviser. Mr. Barrows is also Portfolio Manager, Public Bonds, Phoenix Home Life Mutual Insurance Company and a Vice President of National Securities & Research Corporation.

Money Market Series

  Ms. Dorothy J. Skaret has served as the portfolio manager of the Money Market Series since 1990 and as such, Ms. Skaret is primarily responsible for the day-to-day management of the Series' portfolio. Ms. Skaret is also the portfolio manager of the Money Market Series of The Phoenix Edge Series Fund, which also is advised by the Adviser. Ms. Skaret is also Director, Public Fixed Income, Phoenix Home Life Mutual Insurance Company, and Vice President of National Securities & Research Corporation.


U.S. Government Securities Series

  Mr. Christopher J. Kelleher has served as the portfolio manager of the Phoenix U.S. Government Securities Series since 1989 and as such, is primarily responsible for the day-to-day management of the Series' portfolio. Mr. Kelleher has been a Vice President of the Adviser since 1991 and is also Portfolio Manager, Public Bonds, Phoenix Home Life Mutual Insurance Company, and Vice President of National Securities & Research Corporation. He is also a Vice President of The Phoenix Edge Series Fund.


The Financial Agent

  Equity Planning also acts as financial agent of the Trust and, as such, performs administrative, bookkeeping and pricing services and certain other administrative functions for the Trust. As compensation, Equity Planning receives a quarterly fee based on the average of the aggregate daily net asset values of the Trust at an annual rate of $300 per $1 million. For its services during the Trust's fiscal year ended October 31, 1995, Equity Planning received $1,772,342 or 0.03% of average net assets.



The Custodian and Transfer Agent
  The custodian of the assets of the Trust is State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, 02101. The Trust has authorized the custodian to appoint one or more subcustodians for the assets of the Trust held outside the United States. The securities and other assets of each Series of the Trust are held by the custodian or any subcustodian separate from the securities and assets of each other Series.



   Pursuant to a Transfer Agent and Service Agreement with the Phoenix Funds, Equity Planning acts as transfer agent for the Trust (the "Transfer Agent") for which it is paid $19.25 for daily dividend accounts and $14.95 for non-daily dividend shareholder accounts plus out-of-pocket expenses. The Transfer Agent is authorized to engage sub-agents to perform certain shareholder servicing functions from time to time for which such agents shall be paid a fee by Equity Planning.


Brokerage Commissions

  Although the Rules of Fair Practice of the National Association of Securities Dealers, Inc. prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such Rules, sales of investment company shares may be considered in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such Rules and to obtaining best prices and executions, effected through dealers (excluding Equity Planning) who sell shares of the Trust. The Adviser may also select an affiliated broker-dealer to execute transactions for the Trust, provided that the commissions, fees or other remuneration paid to such affiliated broker is reasonable and fair as compared to that paid to non-affiliated brokers for comparable transactions.


                              DISTRIBUTION PLANS

   The offices of Equity Planning, the National Distributor of the Trust's shares, are located at 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200. Philip R. McLoughlin is a Trustee and President of the Trust and a director and officer of Equity Planning. G. Jeffrey Bohne, James M. Dolan, William R. Moyer, Leonard J. Saltiel, and Nancy G. Curtiss are officers of the Trust and officers of Equity Planning.

   Equity Planning and the Trust have entered into distribution agreements under which Equity Planning has agreed to use its best efforts to find purchasers for Trust shares sold subject to an initial sales charge and those sold subject to a contingent deferred sales charge. The Trust has granted Equity Planning the exclusive right to purchase from the Trust and resell, as principal, shares needed to fill unconditional orders for Trust shares. Equity Planning may sell Trust shares through its registered representatives or through securities dealers with whom it has sales agreements. Equity Planning may also sell Trust shares pursuant to sales agreements entered into with banks or bank affiliated securities brokers who, acting as agent for their customers, place orders for Trust shares with Equity Planning. Although the Glass-Steagall Act prohibits banks and bank affiliates from engaging in the business of underwriting, distributing or selling securities (including mutual fund shares), banking regulators have not indicated that such institutions are prohibited from purchasing mutual fund shares upon the order and for the account of their customers. If, because of changes in law or regulations, or because of new interpretations of existing law, it is determined that agency transactions of banks or bank affiliated securities brokers are not permitted under the Glass-Steagall Act, the Trustees will consider what action, if any, is appropriate. It is not anticipated that termination of sales agreements with banks or bank affiliated securities brokers would result in a loss to their customers or a change in the net asset value per share of a Series of the Trust.


   The sale of Trust shares through a bank or a securities broker affiliated with a bank is not expected to preclude the Trust from borrowing from such bank or from availing itself of custodial or transfer agency services offered by such bank.



   The Trustees adopted a distribution plan on behalf of all Series of the Trust except the Money Market Series on August 22, 1990, pursuant to Rule 12b-1 under the Investment Company Act of 1940. That distribution plan (the "Plan") was approved by the shareholders of those Series on December 13, 1990. The Plan authorizes the payment by the Trust to Equity Planning of the Trust's shares of an amount not exceeding 0.25% annually of the average daily net assets of each Series for each year elapsed after the inception of the Plan. Under a separate Class B plan adopted by the Trustees (including a majority of the non-interested or independent trustees) on November 17, 1993, and ratified by the initial sole shareholder of Class B shares, the Trust is authorized to pay up to 1.00% annually of the average daily net assets of the Series representing Class B Shares.



   Although under no contractual obligation to do so, the Trust intends to make such payments to Equity Planning (i) as commissions for shares of the Series sold, all or any part of which commissions will be paid by Equity Planning upon receipt from the Trust to others (who may be other dealers or registered representatives of Equity Planning), (ii) to enable Equity Planning to pay to such others maintenance or other fees in respect of the Series' shares sold by them and remaining outstanding on the Trust's books during the period in respect of which the fee is paid (the "Service Fee"); and (iii) to enable Equity Planning to pay to bank affiliated securities brokers maintenance or other fees in respect of shares of the Series purchased by their customers and remaining outstanding on the Trust's books during the period in respect of which the fee is paid. The portion of the above fees paid by the Trust to Equity Planning as "Service Fees" shall not exceed 0.25% annually of the average daily net assets of the class to which such fee relates. Payments less the portion thereof paid by Equity Planning to others, will be used by Equity Planning for its expenses of distribution of shares of the Series. If expenses of distribution of shares of a Series or a Class of a Series exceed payments and any sales charges retained by Equity Planning, the Trust is not required to reimburse Equity Planning for excess expenses; if payments and any sales charges retained by Equity Planning exceed expenses of distribution of shares of the Series or a Class of a Series Equity Planning may realize a profit.


   In order to receive payments under the Plan, participants must meet such qualifications as are to be established in the sole discretion of the Distributor, such as services to the Trust's shareholders; or services providing the Trust with more efficient methods of offering shares to groups of clients, members or prospects of a participant; or services permitting bulking of purchases or sales, or transmissions of such purchases or sales by computerized tape or other electronic equipment; or other batch processing.


   For the fiscal year ended October 31, 1995, the Trust paid $14,220,203 under the Class A Plan and $416,632 under the Class B Plan. The fees were used to compensate unaffiliated broker-dealers for servicing shareholder's accounts, compensating sales personnel and reimbursing the Distributor for commission expenses and expenses related to preparation of the marketing material. On a quarterly basis, the Trust's Trustees review a report on expenditures under each Plan and the purposes for which expenditures were made. The Trustees conduct an additional more extensive review annually in determining whether each Plan will be continued. By its terms, continuation of each Plan from year to year is contingent on annual approval by a majority of the Trust's Trustees and by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of either Plan or any related agreements (the "Plan Trustees"). Each Plan provides that it may not be amended to increase materially the costs which the Trust may bear without approval of the applicable class of shareholders of the Trust and that other material amendments must be approved by a majority of the Plan Trustees by vote cast in person at a meeting called for the purpose of considering such amendments. Each Plan further provides that while it is in effect, the selection and nomination of Trustees who are not "interested persons" shall be committed to the discretion of the Trustees who are not "interested persons". Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or a majority of the applicable class of outstanding shares of the Trust. If the Plans are terminated in accordance with their terms, the obligations of the Trust to make payments to the Distributor pursuant to the Plan, including payments for expenses carried over from previous years will cease.


   The National Association of Securities Dealers ("NASD") regards certain distribution fees as asset-based sales charges subject to NASD sales load limits. The NASD's maximum sales charge rule may require the Trustees to suspend distribution fees or amend either or both Plans.

                              HOW TO BUY SHARES



   The minimum initial purchase is $500, and the minimum subsequent investment is $25. Both the minimum initial and subsequent investment amounts are $25 for investments pursuant to the "Investo-Matic" plan, a bank draft investing program administered by Equity Planning, or pursuant to the Systematic Exchange Privilege. (See Statement of Additional Information.) Completed applications for the purchase of shares should be mailed to Phoenix Funds, c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301.



   Each class of shares represents an interest in the same portfolio of investments of the Series, has the same rights, and is identical to the other in all respects, except that Class B Shares bear the expenses of the deferred sales arrangement and any expenses (including the higher distribution services fee and any incremental transfer agency costs) resulting from such sales arrangement. Each class has exclusive voting rights with respect to provisions of the Rule 12b-1 distribution plan pursuant to which its distribution services fee is paid and each class has different exchange privileges. Only the Class B Shares are subject to a conversion feature. The net income attributable to Class B Shares and the dividends paid on Class B Shares will be reduced by the amount of the higher distribution services fee and incremental expenses associated with such distribution services fee; likewise, the net asset value of the Class B Shares will be reduced by such amount to the extent the Trust has undistributed net income.



   Subsequent investments for the purchase of full and fractional shares in amounts of $25 or more may be made through an investment dealer or by sending a check to the Phoenix Funds, c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301. Share certificates representing any number of full shares will be issued only on request, and suject to certain conditions. A fee may be incurred by the shareholder for a lost or stolen share certificate. Sales personnel of broker-dealers distributing the Series' shares may receive differing compensation for selling Class A or Class B Shares.



   The Trust offers combination purchase privileges, letters of intent, accumulation plans, withdrawal plans and reinvestment and exchange privileges. (See the Statement of Additional Information.) Certain privileges may not be available in connection with Class B Shares. Under certain circumstances, shares of any Series (except shares of the Money Market Series Class A Shares), or shares of any of other Phoenix Fund (except Phoenix Multi-Sector Short Term Bond Fund Class A Shares held less than 6 months), may be exchanged for shares of the same class on the basis of the relative net asset values per share at the time of the exchange. Exchanges are subject to the minimum initial investment requirement of the designated Phoenix Fund except if made in connection with the Systematic Exchange privilege. Shareholders may exchange shares held in book-entry form for an equivalent number (value) of the same class of shares of any other Phoenix Fund. On Class B share exchanges, the contingent deferred sales charge schedule of the original shares purchased is not taken and continues to apply.


Alternative Sales Arrangements
  The alternative purchase arrangement permits an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, whether the investor wishes to receive distributions in cash or to reinvest them in additional shares of the Trust, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Trust, the accumulated continuing distribution service fee and contingent deferred sales charges on Class B Shares prior to conversion would be less than the initial sales charge and accumulated distribution fee on Class A Shares purchased at the same time, and to what extent such differential would be offset by the higher yield of Class A Shares. In this regard, Class A Shares will normally be more beneficial to the investor who qualifies for certain reduced initial sales charges. For this reason, the Underwriter intends to limit sales of Class B Shares sold to any shareholder to a maximum total value of $250,000. Class B Shares sold to unallocated qualified employer sponsored plans will be limited to a total value of $1,000,000.


   Class B Shares sold to allocated qualified employer sponsored plans, including 401(k) plans, will be limited to a maximum total value of $250,000 for each participant. The Distributor reserves the right to decline the sale of Class B Shares to allocated qualified employer sponsored plans not utilizing an approved participant tracking system. In addition, Class B Shares will not be sold to any qualified employee benefit plan, endowment fund or foundation if, on the date of the initial investment, the plan, fund or foundation has assets of $10,000,000 or more or at least 100 eligible employees. Class B Shares will also not be sold to investors who have reached the age of 85 because of such persons' expected distribution requirements.



   Class A Shares are subject to a lower distribution services fee and, accordingly, pay correspondingly higher dividends per share. However, because initial sales charges are deducted at the time of purchase, such investors would not have all their funds invested initially and, therefore, would initially own fewer shares. Investors not qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A Shares because the accumulated continuing distribution charges on Class B Shares may exceed the initial sales charge on Class A Shares during the life of the investment. Again, however, such investors must weigh this consideration against the fact that, because of such initial sales charge, not all their funds will be invested initially. However, other investors might determine that it would be more advantageous to purchase Class B Shares to have all their funds invested initially, although remaining subject to higher continuing distribution charges and, for a five-year period, being subject to a contingent deferred sales charge.

Initial Sales Charge Alternative--Class A Shares

  The public offering price of Class A Shares (other than the Money Market Series) is the net asset value plus a sales charge, as set forth below. Offering prices become effective at the close of the general trading session of the New York Stock Exchange. Orders received by dealers prior to such time are confirmed at the offering price effective at that time, provided the order is received by State Street Bank and Trust Company prior to its close of business.


   The sales charge varies with the size of the purchase and reduced charges apply to the aggregate of purchases of the Trust made at one time be "any person," which term includes an individual, an individual and his/her spouse and their children under the age of 21, or a trustee or other fiduciary purchasing shares for a single trust, estate or fiduciary account although more than one beneficiary is involved.


   Class A Shares of the Trust (other than the Money Market Series) are offered to the public at the net asset value next computed after the purchase order is received by State Street Bank and Trust Company plus a maximum sales charge of 4.75% of the offering price (4.99% of the amount invested) on single purchases of less than $50,000. The sales charge is reduced on a graduated scale on single purchases of $50,000 or more as shown below.



                       Sales Charge     Sales Charge     Dealer Discount
     Amount of         as Percentage   as Percentage      or Agency Fee
    Transaction         of Offering      of Amount      as Percentage of
at Offering Price          Price          Invested       Offering Price*
 -------------------  --------------   --------------  -----------------
Less than $50,000          4.75%            4.99%              4.25%
$50,000 but under
  $100,000                 4.50             4.71               4.00
$100,000 but under
  $250,000                 3.50             3.63               3.00
$250,000 but under
  $500,000                 3.00             3.09               2.75
$500,000 but under
  $1,000,000               2.00             2.04               1.75
$1,000,000 or more         None             None             None**



 *Equity Planning shall sponsor sales contests, training and educational meetings and provide to all qualifying dealers, from its own profits and resources, additional compensation in the form of trips, merchandise or expense reimbursement. Brokers or dealers other than Equity Planning may also make customary additional charges for their services in effecting purchases, if they notify the Trust of their intention to do so. Equity Planning shall also pay service and retention fees, from its own profits and resources, to qualified wholesalers in connection with the sale of shares of Phoenix Funds (exclusive of Class A Shares of Phoenix Money Market Series) by registered financial institutions and related third party marketers.



**In connection with Class A Share purchases (or subsequent purchases in any amount) by an account held in the name of a qualified employee benefit plan with at least 100 eligible employees, and new Class A Share purchases of $10 million or more by existing accounts held in the name of such plans, Equity Planning may pay broker/dealers, from its own resources, an amount equal to 1% on the first $3 million of purchases, 0.50% on the next $3 million, plus 0.25% on the amount in excess of $6 million.

  In connection with Class A Share purchases of $1,000,000 or more (or subsequent purchases in any amount), including purchases of shares of the Money Market Series, and excluding purchases by qualified employee benefit plans as described above Equity Planning may pay broker-dealers, from its own profits and resources, a percentage of the net asset value of any shares sold (excluding Money Market Series shares) as set forth below:

     Purchase Amount          Payment to Broker/Dealer
 -------------------------   ---------------------------
$1,000,000 - $3,000,000                       1%
$3,000,001 - $6,000,000                .50 of 1%
$6,000,001 or more                     .25 of 1%



   If part or all of such an investment, including investments by qualified employee benefit plans, is subsequently redeemed within one year of the investment date, the broker/dealer will refund to Equity Planning any such amounts paid with respect to the investment.



   Shares of the Money Market Series are offered to the public at their constant net asset value of $1.00 per share with no sales charge on the Class A Shares. (See Statement of Additional Information.



How To Obtain Reduced Sales Charges--Class A Shares

  Investors choosing the initial sales charge alternative under certain circumstances may be entitled to pay reduced sales charges. The circumstances under which such investors may pay reduced sales charges are described below.


   Qualified Purchasers. No sales charge will be imposed on sales of shares to (1) any Phoenix Fund trustee, director or officer; (2) any director or officer, or any full-time employee or sales representative (who has acted as such for at least 90 days), of the Adviser, or of Equity Planning; (3) registered representatives and employees of securities dealers with whom Equity Planning has sales agreements; (4) any qualified retirement plan exclusively for persons described above; (5) any officer, director or employee of a corporate affiliate of the Adviser or Equity Planning; (6) any spouse, child, parent, grandparent, brother or sister of any person named in
(1), (2), (3) or (5) above; (7) employee benefit plans for employees of the Adviser, Equity Planning and/or their corporate affiliates; (8) any employee or agent who retires from Phoenix Home Life or Equity Planning; (9) any account held in the name of a qualified employee benefit plan, endowment fund or foundation if, on the date of the initial investment, the plan, fund or foundation has assets of $10,000,000 or more or at least 100 eligible employees; (10) any person with a direct rollover transfer of shares from an established Phoenix Fund qualified plan; (11) any Phoenix Home Life separate account which funds group annuity contracts offered to qualified employee benefit plans; (12) any state, county, city, department, authority or similar agency prohibited by law from paying a sales charge; (13) any fully matriculated student in any U.S. service academy; (14) any unallocated account held by a third party administrator, registered investment adviser, trust company, or bank trust department which exercises discretionary authority and holds the account in a fiduciary, agency, custodial or similar capacity, if in the aggregate such accounts held by such entity equal or exceed $1,000,000; (15) any person who is investing redemption proceeds from investment companies other than the Phoenix Funds if, in connection with the purchases or redemption of the redeemed shares, the investor paid a prior sales charge provided such investor supplies verification that the redemption occurred within 90 days of the Phoenix Fund purchase and that a sales charge was paid; or (16) any accounts established by financial institutions, broker/ dealers or registered investment advisers that charge an account management fee or transaction fee, provided such entity has entered into an agreement for such program with the Distributor; provided that sales to persons listed in (1) through (15) above are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the shares so acquired will not be resold except to the Fund.

   Shares issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are not subject to any sales charges. The Trust receives the entire net asset value of its Class A Shares sold to investors. The Distributor's commission is the sales charge shown above less any applicable discount or commission "re-allowed" to selected dealers and agents. The Distributor will re-allow discounts to selected dealers and agents in the amounts indicated in the table above. In this regard, the Distributor may elect to re-allow the entire sales charge to selected dealers and agents for all sales with respect to which orders are placed with the Distributor. A selected dealer who receives re-allowance in excess of 90% of such a sales charge may be deemed to be an "underwriter" under the Securities Act of 1933.

   Combination Purchase Privilege. Purchases, either singly or in any combination, of shares of the Trust or shares of any other Phoenix Fund (including Class B Shares but excluding Money Market Fund Series), if made at a single time by a single purchaser, will be combined for the purpose of determining whether the total dollar amount of such purchases entitles the purchaser to a reduced sales charge on any purchases of Class A Shares. Each purchase of Class A Shares will then be made at the public offering price, as described in the then current Prospectus relating to such shares, which at the time of such purchase is applicable to a single transaction of the total dollar amount of all such purchases. The term "single purchaser" includes an individual, or an individual, his spouse and their children under the age of majority purchasing for his or their own account (including an IRA account) including his or their own trust, commonly known as a living trust; a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account, although more than one beneficiary is involved; multiple trusts or 403(b) plans for the same employer; multiple accounts (up to 200) under a qualified employee benefit plan or administered by a third party administrator; or trust companies, bank trust departments, registered investment advisers, and similar entities placing orders or providing administrative services with respect to funds over which they exercise discretionary investment authority and which are held in a fiduciary, agency, custodial or similar capacity, provided all shares are held in record in the name, or nominee name, of the entity placing the order.


   Letter of Intent. Class A Shares or shares of any other Phoenix Fund (including Class B Shares but excluding Class A Shares of the Money Market Fund Series) may be purchased by a "single purchaser" (as defined above) within a period of thirteen months pursuant to a Letter of Intent, in the form provided by Equity Planning, stating the investor's intention to invest in such shares during such period an amount which, together with the value (at their maximum offering prices on the date of the Letter) of the shares of the Class A Shares of the Trust or the Class A or Class B Shares of any other Phoenix Fund then owned by such investor, equals a specified dollar amount. Each purchase of shares made pursuant to a Letter of Intent will be made at the public offering price, as described in the then current Prospectus relating to such shares, which at the time of purchase is applicable to a single transaction of the total dollar amount specified in the Letter of Intent.


   An investor's Letter of Intent is not a binding commitment of the investor to purchase or a binding obligation of the Trust or Equity Planning to sell a specified dollar amount of shares qualifying for a reduced sales charge. Accordingly, out of his initial purchase (and subsequent purchases if necessary), 5% of the dollar amount of purchases required to complete his investment is held in escrow in the form of shares (valued at the purchase price thereof) registered in the investor's name until he completes his investment, at which time escrowed shares are deposited to his account. If the investor does not complete his investment and does not within 20 days after written request by Equity Planning or his dealer pay the difference between the sales charge on the dollar amount specified in his Letter of Intent and the sales charge on the dollar amount of actual purchases, the difference will be realized through the redemption of an appropriate number of the escrowed shares and any remaining escrowed shares will be deposited to his account.

   Right of Accumulation. "Single purchasers" (as defined above) may also qualify for reduced sales charges based on the combined value of purchases of either class of shares of the Trust, or any other Phoenix Fund, made over time. Reduced sales charges are offered to investors whose shares, in the aggregate, are valued (i.e., the dollar amount of such purchases plus the then current value (at the public offering price as described in the then current prospectus relating to such shares) of shares of all Phoenix Funds owned) in excess of the threshold amounts described in the section entitled "Initial Sales Charge Alternative--Class A Shares". To use this option, the investor must supply sufficient account information to Equity Planning to permit verification that one or more purchases qualify for a reduced sales charge.

   Associations. A group or association may be treated as a "single purchaser" and qualify for reduced initial sales charges under the Combination Privilege and Right of Accumulation if the group or association (1) has been in existence for at least six months; (2) has a legitimate purpose other than to purchase mutual fund shares at a reduced sales charge; (3) facilitates solicitation of the membership by the investment dealer, thus assisting in effecting economies of sales effort; and (4) is not a group whose sole organizational nexus is that the members are credit card holders of a company, policyholders of an insurance company, customers of a bank or a broker-dealer or clients of an investment adviser.

Deferred Sales Charge Alternative--Class B Shares

  Investors choosing the deferred sales charge alternative purchase Class B Shares at net asset value per share without the imposition of a sales charge at the time of purchase. The Class B Shares are subject to a sales charge if redeemed within five years of purchase.



   Proceeds from the contingent deferred sales charge are paid to Equity Planning and are used in whole or in part by Equity Planning to defray the expenses related to providing distribution-related services to the Trust in connection with the sale of the Class B Shares, such as the payment of compensation to selected dealers and agents for selling Class B Shares. The combination of the contingent deferred sales charge and the distribution fee facilitates the ability of the Trust to sell the Class B Shares without a sales charge being deducted at the time of purchase.



   Contingent Deferred Sales Charge. Class B Shares redeemed within five years of purchase will be subject to a contingent deferred sales charge at the rates set forth below charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. Accordingly, no sales charge will be imposed on increases in net asset value of shares above the initial purchase price. In addition, no charge will be assessed on shares derived from the reinvestment of dividends or capital gains distributions.



   Equity Planning intends to pay investment dealers a sales commission of 4% of the sale price of Class B Shares sold by such dealers, subject to future amendment or termination. Equity Planning will retain all or a portion of the continuing distribution fee assessed to Class B shareholders and will receive the entire amount of the contingent deferred sales charge paid by shareholders on the redemption of shares. 4% to finance the commission plus interest and related marketing expenses.



   The amount of the contingent deferred sales charge, if any, will vary depending on the number of years from the time of payment for the Class B Shares to the time of redemption of such shares. Solely for the purpose of determining the number of years from the time of any payment for the purchase of shares, all payments made during a month will be aggregated and deemed to have been made on the last day of the previous month.



                           Contingent Deferred
                             Sales Charge as
                             a Percentage of
                              Dollar Amount
Year Since Purchase         Subject to Charge
 ----------------------   ---------------------
First                               5%
Second                              4%
Third                               3%
Fourth                              2%
Fifth                               2%
Sixth                               0%


   In determining whether a contingent deferred sales charge is applicable to a redemption, it will be assumed that any Class A Shares are being redeemed first, Class B Shares held for over five years or acquired pursuant to reinvestment of dividends or distributions are redeemed next. Any Class B Shares held longest during the five-year period are redeemed next unless the shareholder directs otherwise. The charge will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase.



   To provide an example, assume in 1990, an investor purchased 100 Class B Shares. In 1993, the investor purchased another 100 Class B Shares at $12 per share. In 1995, the investor purchased 100 Class A Shares. Assume that in 1996, the investor owns 225 Class B Shares (15 Class B Shares resulting from dividend reinvestment and distributions upon the Class B Shares purchased in 1990 and 10 Class B Shares resulting from dividend reinvestment and distributions upon the Class B Shares purchased in 1993) as well as 100 Class A Shares. If the investor wished to then redeem 300 shares and had not specified a preference in redeeming shares: first, 100 Class A Shares would be redeemed without charge. Second, 115 Class B Shares purchased in 1990 (including 15 shares issued as a result of dividend reinvestment and distributions) would be redeemed next without charge. Finally, 85 Class B Shares purchased in 1993 would be redeemed resulting in a deferred sales charge of $27 [75 shares (85 shares minus 10 shares resulting from dividend reinvestment) x $12 (original price or current NAV if less than original) x 3% (applicable rate in the third year after purchase)].


   The contingent deferred sales charge is waived on redemptions of shares
(a) if redemption is made within one year of death (i) of the sole shareholder on an individual account, (ii) of a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) of the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act
(UTMA) or other custodial account; (b) if redemption is made within one year of disability, as defined in Section 72(m)(7) of the Code; (c) in connection with mandatory distributions upon reaching age 70-1/2 under any retirement plan qualified under Sections 401, 408 or 403(b) of the Code or any redemption resulting from the tax-free return of an excess contribution to an IRA; (d) in connection with redemptions by 401(k) plans using an approved participant tracking system for: participant hardships, death, disability or normal retirement, and loans which are subsequently repaid; (e) in connection with the exercise of certain exchange privileges among the Class B Shares of a Series and Class B Shares of other Phoenix Funds; (f) in connection with any direct rollover transfer of shares from an established Phoenix Fund qualified plan into a Phoenix Fund IRA by participants terminating from the qualified plan; and (g) in accordance with the terms specified under the Systematic Withdrawal Program. If, upon the occurrence of a death as outlined above, the account is transferred to an account registered in the name of the deceased's estate, the contingent deferred sales charge will be waived on any redemption from the estate account occurring within one year of the death. If the Class B Shares are not redeemed within one year of the death, they will remain subject to the applicable contingent deferred sales charge when redeemed.


   Class B Shares will automatically convert to Class A Shares of the same Series without a sales charge at the relative net asset values of each class after eight years from the acquisition of the Class B Shares, and as a result, will thereafter be subject to the lower distribution fee paid under the Class A Plan. Such conversion will be on the basis of the relative net asset value of the two classes without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to relieve the holders of Class B Shares that have been outstanding for a period of time sufficient for Equity Planning to have been compensated for distribution expenses from most of the burden of such distribution-related expenses.


   For purposes of conversion to Class A Shares purchased through the reinvestment of dividends and distributions paid in respect of Class B Shares in a shareholder's fund account will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's Trust account (other than those in the sub-account) are converted to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also be converted to Class A Shares.

   The conversion of Class B Shares to Class A Shares is subject to the continuing availability of an opinion of counsel or a ruling of the Internal Revenue Service ("IRS") to the effect that (i) the assessment of the higher distribution fees and transfer agency costs with respect to Class B Shares does not result in any dividends or distributions constituting "preferential dividends" under the Code, and (ii) that the conversion of shares does not constitute a taxable event under federal income tax law. The Trust has not sought opinions of counsel as to these matters but has or shall apply to the IRS for such a ruling. While a ruling similar to the one sought by the Trust as to preferential dividends has been issued previously by the IRS with respect to Phoenix Multi-Sector Fixed Income Fund, Inc., complete assurance cannot be given when or whether the Trust will receive a favorable ruling. While an adverse determination by the IRS is not expected, the Trust may be required to reassess the alternative purchase arrangement structure if the IRS does not rule favorably. In addition, were the IRS not to rule favorably, the Trust might make additional distributions if doing so would assist in complying with the Trust's general practice of distributing sufficient income to reduce or eliminate U.S. federal taxes. The conversion of Class B Shares to Class A Shares may be suspended if such an opinion or ruling is no longer available. In that event, no further conversions of Class B Shares would occur, and shares might continue to be subject to the higher distribution fee for an indefinite period which may extend beyond the period ending six years after the end of the month in which affected Class B Shares were purchased.

Exchange Privileges

  Shareholders may exchange Class A or Class B Shares held in book-entry form for shares of the same class of other Phoenix Funds, provided the following conditions are met: (1) the shares that will be acquired in the exchange (the "Acquired Shares") are available for sale in the shareholder's state of residence; (2) the Acquired Shares are the same class as the shares to be surrendered (the "Exchanged Shares"); (3) the Acquired Shares will be registered to the same shareholder account as the Exchanged Shares; (4) the account value of the Fund whose shares are to be acquired must equal or exceed the minimum initial investment amount required by that Phoenix Fund after the exchange is implemented; and (5) if a shareholder has elected not to utilize the Telephone Exchange Privilege (see below), a properly executed exchange request must be received by State Street Bank and Trust Company. Exchange privileges are not available for certain shareholders holding Class A Shares of Phoenix Money Market Series and Class A Shares of the Phoenix Multi-Sector Short Term Bond Fund held for less than 6 months.



   Subject to the above requirements for an exchange, a shareholder or his/her registered representative may, by telephone or written notice, elect to have Class A or Class B Shares of the Trust exchanged for the same class of shares of another Phoenix Fund automatically on a monthly, quarterly, semi-annual or annual basis or may cancel the privilege ("Systematic Exchange").



   Shareholders who maintain an account balance in the Trust of at least $5,000, or $2,000 for tax qualified retirement benefit plans (calculated on the basis of the net asset value of the shares held in a single account), may direct that shares of the Trust be automatically exchanged at predetermined intervals for shares of the same class of another Phoenix Fund. If the shareholder is participating in the Self Security program offered by Phoenix Home Life, it is not necessary to maintain the above account balances in order to use the Systematic Exchange privilege.


   Such exchanges will be executed upon the close of business on the 10th of a month and if the 10th falls on a holiday or weekend, then at the close of business on the next succeeding business day. The minimum initial and subsequent amount that may be exchanged under the Systematic Exchange is $25. Systematic Exchange forms are available from Equity Planning.


   Exchanges will be based upon each Series' net asset value per share next computed following receipt of a properly executed exchange request, without sales charge. On Class B

Share exchanges, the contingent deferred sales charge schedule of the original shares purchased continues to apply.

   The exchange of shares from one Phoenix Fund to another is treated as a sale of the Exchanged Shares and a purchase of the Acquired Shares for Federal income tax purposes. The shareholder may, therefore, realize a taxable gain or loss. See "Dividends, Distributions and Taxes" for information concerning the Federal income tax treatment of the disposition of shares.


   It is the policy of the Adviser to discourage and prevent frequent trading by shareholders among the Trust and other Phoenix Funds in response to market fluctuations. The Trust reserves the right to refuse exchange purchases by any person or broker/dealer if, in the Trust's or Adviser's opinion, the exchange would adversely affect the Trust's ability to invest effectively according to its investment objective and policies, or otherwise adversely affect the Trust and its shareholders. The Trust reserves the right to terminate or modify its exchange privileges at any time upon giving prominent notice to shareholders at least 60 days in advance.


   Each Phoenix Fund has different investment objectives and policies. Shareholders should, therefore, obtain and review the prospectus of the fund into which the exchange is to be made before any exchange requests are made.

Telephone Exchanges

  Telephone Exchange Privileges are available only in States where shares to be acquired may be legally sold. Unless a shareholder elects in writing not to participate in the Telephone Exchange Privilege, shares for which certificates have not been issued may be exchanged by calling (800)-367-5877 provided that the exchange is made between accounts with identical registrations. Under the Telephone Exchange Privilege, telephone exchange orders may also be entered on behalf of the shareholder by his or her registered representative.



   The Trust and the Transfer Agent will employ reasonable procedures to confirm that telephone instructions are genuine. In addition to requiring identical registrations on both accounts, the Transfer Agent will require address verification and will record telephone instructions on tape. All exchanges will be confirmed in writing to the shareholder. To the extent that procedures reasonably designed to prevent unauthorized telephone exchanges are not followed, the Trust and/or the Transfer Agent may be liable for following telephone instructions for exchange transactions that prove to be fraudulent. Broker/dealers other than Equity Planning have agreed to bear the risk of any loss resulting from any unauthorized telephone exchange instruction from the firm or its registered representatives. However, the shareholder would bear the risk of loss resulting from instructions entered by an unauthorized third party that the Trust and/or the Transfer Agent reasonably believe to be genuine. The Telephone Exchange Privilege may be modified or terminated at any time on 60 days' notice to shareholders. In addition, during times of drastic economic or market changes, the Telephone Exchange Privilege may be difficult to exercise or may be suspended temporarily. In such event an exchange may be effected by following the procedure outlined for tendering shares represented by certificate(s).



   If a shareholder elects not to use the Telephone Exchange Privilege or if the shares being exchanged are represented by a certificate or certificates, in order to exchange shares the shareholder must submit a written request to Phoenix Funds c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301. If the shares are being exchanged between accounts that are not registered identically, the signature on such request must be guaranteed by an eligible guarantor institution as defined by the Transfer Agent in accordance with its signature guarantee procedures. Currently, such procedures generally permit guarantees by banks, broker dealers, credit union, national securities exchanges, registered securities associations, clearing agencies and savings associations. Any outstanding certificate or certificates for the tendered shares must be duly endorsed and submitted.


   Purchase and withdrawal plans and reinvestment and exchange privileges are described more fully in the Statement of Additional Information. For further information, call Equity Planning at (800) 243-1574.

                               NET ASSET VALUE

   The net asset value of the shares of each Series of the Trust is determined once daily as of the close of trading of the New York Stock Exchange, on days when the Exchange is open for trading. The net asset value is determined by adding the values of all securities and other assets of the Series, subtracting liabilities and expenses, and dividing by the number of outstanding shares of the Series. The price at which a purchase is effected is based on the next calculation of net asset value after the order is placed. The total liability allocated to a class, plus that class's distribution fee and any other expenses allocated solely to that class, are deducted from the proportionate interest of such class in the assets of the Series, and the resulting amount of each is divided by the number of shares of that class outstanding to produce the net asset value per share.

   In determining the value of the assets of the Balanced Series, the Convertible Series, the Growth Series, the High Yield Series, the U.S. Stock Series and the U.S. Government Securities Series, the securities for which market quotations are readily available are valued at market value.

   Each Series may invest up to 15% of its net assets in securities for which market quotations are not readily available. The value of these securities is determined in good faith by the Trustees or the Adviser acting at their direction, considering all relevant factors including but not limited to, prices disseminated by pricing services (when such prices are believed to reflect the fair value of such securities) and the value of any comparable securities for which market quotations are readily available.

   The assets of the Money Market Series are valued on an amortized cost basis absent extraordinary or unusual market conditions.

                             HOW TO REDEEM SHARES


   Any holder of shares of any Series may require the Trust to redeem his shares at any time at the net asset value per share next computed after receipt of a redemption request in proper form by Phoenix Funds c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301 (see "Net Asset Value"). In the case of Class B Share redemptions, investors will be subject to the applicable deferred sales charge, if any, for such shares (see "Deferred Sales Charge Alternative--Class B Shares", above). In addition, each Series maintains a continuous offer to repurchase its shares, and shareholders may normally sell their shares through securities dealers, who may charge customary commissions for their services. Payment will be made within seven days after receipt of the duly endorsed share certificates or telephone request unless the repurchase or redemption request relates to shares for which good payment has not yet been collected. For shares purchased by check or via Invest-by-Phone service, collection of good payment may take up to 15 days.



   The Trustees reserve the right, upon 30 days' written notice, to redeem an account in any Series if the total net asset value of the shares in such account falls below $200, and the shareholder, upon such notice, fails to add sufficient funds to his account to maintain a net asset value of $200 or more.



   When non-certificated shares are held in an Open Account, the shareholder may redeem them by making written request directly to Phoenix Funds, c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301. The redemption request must contain the name of the Series, the shareholder(s') account name(s) and number(s), the number of shares to be redeemed and the signature(s) of the registered shareholder(s). If the shares are registered in the names of individuals singly, jointly or as custodian under the Uniform Gifts to Minors Act and the proceeds of the redemption do not exceed $50,000 and are to be paid to the registered owner(s) at the address of record, the signature(s) on the redemption request need not be guaranteed. Otherwise, the signature(s) must be guaranteed by an eligible guarantor institution as defined by the Transfer Agent in accordance with its signature guarantee procedures. Currently such procedures generally permit guarantees by banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. When certificates for shares are in the possession of the shareholder, they must be mailed or presented, duly endorsed in the full name of the account, with a written request to Equity Planning that the Trust redeem the shares, with the signature guaranteed, if required, as described above. In addition, shareholders of the Money Market Series, U.S. Government Securities Series (Class A) and High Yield Series (Class A) may elect to redeem shares held in any Open Account by check. Signature(s) must also be guaranteed on any change of address request submitted in conjunction with any redemption request.


   Unless a shareholder elects in writing not to participate in the Telephone Redemption Privilege, shares for which certificates have not been issued may be redeemed by telephoning (800) 367-5877 and telephone redemptions will also be accepted on behalf of the shareholder from his or her registered representative. The Trust and the Transfer Agent will employ reasonable procedures to confirm that telephone instructions are genuine. Address and bank account information will be verified, telephone redemption instructions will be recorded on tape, and all redemptions will be confirmed in writing to the shareholder. If there has been an address change within the past 60 days, a telephone redemption will not be authorized. To the extent that procedures reasonably designed to prevent unauthorized telephone redemptions are not followed, the Trust and/or the Transfer Agent may be liable for following telephone instructions for redemption transactions that prove to be fraudulent. Broker/dealers other than Equity Planning have agreed to bear the risk of any loss resulting from any unauthorized telephone redemption instruction from the firm or its registered representatives. However, the shareholder would bear the risk of loss resulting from instructions entered by an unauthorized third party that the Trust and/or the Transfer Agent reasonably believe to be genuine. The Telephone Redemption Privilege may be modified or terminated at any time without prior notice to shareholders. In addition, during times of drastic economic or market changes, the telephone redemption privilege may be difficult to exercise and a shareholder should submit a written redemption request, as described above.

   If the amount of the redemption is $500 or more, the proceeds will be wired to the shareholder's designated U.S. commercial bank account. If the amount of the redemption is less than $500, the proceeds will be sent by check to the address of record on the shareholder's account.

   Telephone redemption requests must be received by Equity Planning by the close of trading on the New York Stock Exchange on any day when Equity Planning is open for business. Requests made after that time or on a day when Equity Planning is not open for business cannot be accepted by Equity Planning. The proceeds of a telephone redemption will normally be sent on the first business day following receipt of the redemption request. However, with respect to the telephone redemption of shares purchased by check, such requests will only be effected after the Trust has assured itself that good payment has been collected for the purchase of shares, which may take up to 15 days. This expedited redemption privilege is not available to HR-10, IRA and 403(b)(7) Plans.

   To the extent consistent with state and federal law, the Trust may make payment of the redemption price either in cash or in kind. The Trust has elected to pay in cash all requests for redemption by any shareholder of record, but may limit such cash in respect to each shareholder during any 90 day period to the lesser of $250,000 or 1% of the net asset value of the

Trust at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the 1940 Act and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits its withdrawal. In case of a redemption in kind, securities delivered in payment for shares would be valued at the same value assigned to them in computing the net asset value per share of the Trust. A shareholder receiving such securities would incur brokerage costs when he sold the securities. A complete description of redemption procedures is contained in the Statement of Additional Information.


                      DIVIDENDS, DISTRIBUTIONS AND TAXES

   All dividends and distributions with respect to the shares of any class of any Series will be payable in shares of such class of Series at net asset value or, at the option of the shareholder, in cash. Any shareholder who purchases shares of a Series prior to the close of business on the record date for a dividend or distribution will be entitled to receive such dividend or distribution. Dividends and distributions (whether received in shares or in cash) are treated either as ordinary income or long-term capital gains for Federal income tax purposes. Each shareholder concerned should consult a competent tax adviser.

   Any shareholder with an account in any one Series equal to at least $5,000 (or $2,000 in a tax-qualified account) may direct that dividends and distributions from that account be invested in a single account of one other Series or in a single account of any other Phoenix Fund. Any such investment will be made at net asset value and will not be subject to a minimum initial or subsequent investment amount.

   The Balanced Series and the Convertible Series each will distribute its net investment income to its shareholders on a quarterly basis and net realized capital gains, if any, to its shareholders on an annual basis.

   The Growth Series and the U.S. Stock Series each will distribute its net investment income semi-annually and net realized capital gains, if any, at least annually.

   The High Yield Series, and the U.S. Government Securities Series each will distribute its net investment income to its shareholders on a monthly basis and net realized capital gains, if any, to its shareholders on an annual basis.

   The net income of the Money Market Series will be declared as dividends daily. Dividends will be invested or distributed in cash monthly. The net income of the Money Market Series for Saturdays, Sundays and other days on which the New York Stock Exchange is closed will be declared as dividends on the next business day.


   Each Series is treated as a separate entity for Federal income tax purposes. Each Series intends to qualify and elect to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended (the "Code") and the Trustees believe that each Series so qualified for the last taxable year. Because each Series intends to distribute all of its net investment income and net capital gains to shareholders in accordance with the timing requirements imposed by the Code, it is not expected that the Series will be required to pay any federal income or excise taxes.


   Distributions, whether received by shareholders in shares or in cash, will be taxable to them as income or capital gains. Distributions of net realized long-term capital gains, if designated as such by a Series, are taxable to shareholders as long-term capital gains, regardless of how long they have owned shares in the Series. Shareholders who are not subject to tax on their income will not be required to pay tax on amounts distributed to them. Written notices will be sent to shareholders following the end of each calendar year regarding the tax status of all distributions made during each taxable year.

   The foregoing is only a summary of some of the important tax considerations generally affecting the Series and their shareholders. Shareholders should consult competent tax advisers regarding specific tax situations.

                            ADDITIONAL INFORMATION


Organization of the Trust



   The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Trust currently offers shares in different Series and different classes of those Series. Holders of shares of a Series have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations with respect to that Series, except that Class B Shares of any Series, which bear higher distribution fees and, certain incrementally higher expenses associated with the deferred sales arrangement, pay correspondingly lower dividends per share than Class A Shares of the same Series. Shareholders of all Series vote on the election of Trustees. On matters affecting an individual Series (such as approval of an investment advisory agreement or a change in fundamental investment policies) and on matters affecting an individual class (such as approval of matters relating to a Plan of Distribution for a particular class of shares), a separate vote of that Series or Class is required. Regular shareholder meetings are held every third calendar year for the purpose of electing the Trustees. In addition, the Trustees will call a meeting when at least 10% of the outstanding shares so request in writing. If the Trustees fail to call a meeting after being so notified, the Shareholders may call the meeting. The Trustees will assist the Shareholders by identifying other shareholders or mailing communications, as required under Section 16(c) of the 1940 Act.



   Shares are fully paid, nonassessable, redeemable and fully transferable when they are issued. Shares do not have cumulative voting rights, preemptive rights or subscription rights. The assets received by the Trust for the issue or sale of shares of each Series, and any class thereof and all income, earnings, profits and proceeds thereof, are allocated to such Series, and Class, respectively, subject only to the rights of creditors, and constitute the underlying assets of such Series or class. The underlying assets of each Series are required to be segregated on the books of account, and are to be charged with the expenses in respect to such Series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular Series or class will be allocated by or under the direction of the Trustees as they determine fair and equitable.

   Unlike the stockholders of a corporation, there is a possibility that the shareholders of a business trust such as the Trust may be personally liable for debts or claims against the Trust. The Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust and that every written agreement, undertaking or obligation made or issued by the Trust shall contain a provision to that effect. The Declaration of Trust provides for indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability, which is considered remote, is limited to circumstances in which the Trust itself would be unable to meet its obligations.



Additional Inquiries


   Inquiries and requests for the Statement of Additional Information, the Annual Report to Shareholders and the Semi-Annual Report to Shareholders should be directed to Equity Planning at (800) 243-4361 or 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200.

                                 APPENDIX

A-1 and P-1 Commercial Paper Ratings
  The Money Market Series will only invest in commercial paper which at the date of investment is rated A-1 by Standard & Poor's Corporation or P-1 by Moody's Investors Services, Inc., or, if not rated, is issued or guaranteed by companies which at the date of investment have an outstanding debt issue rated AA or higher by Standard & Poor's or Aa or higher by Moody's.

   Commercial paper rated A-1 by Standard & Poor's Corporation ("S&P") has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned.

   The rating P-1 is the highest commercial paper rating assigned by Moody's Investors Services, Inc. ("Moody's"). Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt;
(6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Moody's Investors Service, Inc., Corporate Bond Ratings
  Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

   Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they Comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

   A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

   Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

   B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

   Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

   C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard and Poor's Corporation's Corporate Bond Ratings
  AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

   AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

   A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

   BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

   BB-B-CCC-CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

   D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Fitch Investor Services, Inc.
  AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

   AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

   A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

   BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

   BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

   B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

   CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

   CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

   C--Bonds are in imminent default in payment of interest or principal.

   DDD, DD, and D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

   Plus (+) Minus (-)--Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs however, are not used in the "DDD", "DD", or "D" categories.

Duff & Phelps Credit Rating Co.

   Rating Scale--Duff & Phelps offers ratings for short-term and long-term debt, preferred stock, structured financings, and insurer's claims paying ability. D&P ratings are specific to credit quality, i.e., the likelihood of timely payment for principal, interest, and in the case of a preferred stock rating, preferred stock dividends. The insurance company claims paying ability ratings reflect an insurer's ability to meet its claims obligations.

              Long-Term Ratings
AAA                   Highest Quality
AA+, AA, AA-          High Quality
A+, A, A-             Good Quality
BBB+, BBB, BBB-       Satisfactory Quality
                      (investment grade)
BB+, B, B-            Non-Investment Grade
B+, B, B-             Non-Investment Grade
CCC                   Speculative

                 BACKUP WITHHOLDING INFORMATION

Step 1. Please make sure that the social security number or taxpayer identification number (TIN) which appears on the Application complies with the following guidelines:

Account Type                           Give Social Security Number or Tax Identification Number of:
 ----------------------------------------------------------------------------------------------------------
Individual                             Individual
 ----------------------------------------------------------------------------------------------------------
Joint (or Joint Tenant)                Owner who will be paying tax
 ----------------------------------------------------------------------------------------------------------
Uniform Gifts to Minors                Minor
 ----------------------------------------------------------------------------------------------------------
Legal Guardian                         Ward, Minor or Incompetent
 ----------------------------------------------------------------------------------------------------------
Sole Proprietor                        Owner of Business (also provide owner's name)
 ----------------------------------------------------------------------------------------------------------
Trust, Estate, Pension Plan Trust      Trust, Estate, Pension Plan Trust (not personal TIN of fiduciary)
 ----------------------------------------------------------------------------------------------------------
Corporation, Partnership,
Other Organization                     Corporation, Partnership, Other Organization
 ----------------------------------------------------------------------------------------------------------
Broker/Nominee                         Broker/Nominee
 ----------------------------------------------------------------------------------------------------------

Step 2. If you do not have a TIN, you must obtain Form SS-5 (Application for Social Security Number) or Form SS-4 (Application for Employer Identification Number) from your local Social Security or IRS office and apply for one. Write "Applied For" in the space on the application.

Step 3. If you are one of the entities listed below, you are exempt from backup withholding.
        (bullet) A corporation
        (bullet) Financial institution
        (bullet) Section 501(a) exempt organization (IRA, Corporate
                 Retirement Plan, 403(b), Keogh)
        (bullet) United States or any agency or instrumentality thereof (bullet) A State, the District of Columbia, a possession of the
                 United States, or any subdivision or instrumentality thereof (bullet) International organization or any agency or instrumentality thereof
        (bullet) Registered dealer in securities or commodities registered in the U.S. or a possession of the U.S.
        (bullet) Real estate investment trust
        (bullet) Common trust fund operated by a bank under section 584(a) (bullet) An exempt charitable remainder trust, or a non-exempt trust described in section 4947(a)(1)
        (bullet) Regulated Investment Company

If you are in doubt as to whether you are exempt, please contact the Internal Revenue Service.

Step 4. IRS Penalties--If you do not supply us with your TIN, you will be subject to an IRS $50 penalty unless your failure is due to reasonable cause and not willful neglect. If you fail to report interest, dividend or patronage dividend income on your federal income tax return, you will be treated as negligent and subject to an IRS 5% penalty tax on any resulting underpayment of tax unless there is clear and convincing evidence to the contrary. If you falsify information on this form or make any other false statement resulting in no backup withholding on an account which should be subject to a backup withholding, you may be subject to an IRS $500 penalty and certain criminal penalties including fines and imprisonment.

----------------
This Prospectus sets forth concisely the information about the Phoenix Series Fund (the "Trust") which you should know before investing. Please read it carefully and retain it for future reference.


The Trust has filed with the Securities and Exchange Commission a Statement of Additional Information, dated February 28, 1996. The Statement contains more detailed information about the Trust and is incorporated into this Prospectus by reference. You may obtain a free copy of the Statement by writing the Trust c/o Phoenix Equity Planning Corporation, 100 Bright Meadow, P.O. Box 2200, Enfield, Connecticut 06083-2200.



Financial information relating to the Trust is contained in the Annual Report to Shareholders for the year ended October 31, 1995 and is incorporated into the Statement of Additional Information by reference.

[Recycle logo]   Printed on recycled paper using soybean ink

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Phoenix Series Fund

P.O. Box 2200
Enfield, CT 06083-2200

                                                                     Bulk Rate
                                                                   U.S. Postage
                                                                       PAID
                                                                 Springfield, MA
                                                                  Permit No. 444

[Phoenix Duff & Phelps logo]   Phoenix Duff & Phelps



PDP 393 (3/96)

                             PHOENIX SERIES FUND
                              101 Munson Street
                       Greenfield, Massachusetts 01301



                     Statement of Additional Information
                              February 28, 1996



   This Statement of Additional Information is not the Prospectus but expands upon and supplements the information contained in the current Prospectus of Phoenix Series Fund (the "Trust"), dated February 28, 1996 and should be read in conjunction with it. The Trust's Prospectus may be obtained by calling Phoenix Equity Planning Corporation ("Equity Planning") at (800) 243-4361, or by writing to Phoenix Funds c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301.



                              TABLE OF CONTENTS*


                                                                                                   Page
                                                                                                  -------
PERFORMANCE INFORMATION                                                                              2
PERFORMANCE COMPARISONS                                                                              3
INVESTMENT POLICIES (17)                                                                             4
INVESTMENT RESTRICTIONS                                                                             10
PORTFOLIO TURNOVER                                                                                  11
MANAGEMENT OF THE TRUST (25)                                                                        12
THE INVESTMENT ADVISER (25)                                                                         17
BROKERAGE ALLOCATION                                                                                18
DETERMINATION OF NET ASSET VALUE (33)                                                               19
PURCHASE OF SHARES (28)                                                                             20
  Alternative Purchase Arrangements                                                                 20
  Purchases of Shares of the Money Market Series                                                    21
  Purchases of Shares of the Balanced, Convertible, Growth, High Yield, and U.S. Stock Series
    and the U.S. Government Securities Series                                                       21
SHAREHOLDER SERVICES                                                                                22
SPECIAL SERVICES                                                                                    24
HOW TO REDEEM SHARES (34)                                                                           24
TAXES (35)                                                                                          26
THE NATIONAL DISTRIBUTOR AND DISTRIBUTION PLANS (26)                                                27
OTHER INFORMATION                                                                                   28


* Numbers in parenthesis are cross-references to related sections of the Prospectus.



                       Customer Service--(800) 243-1574
                      Sales Information--(800) 243-4361
                  Telephone Orders/Exchanges--(800) 367-5877
                 Telecommunication Device TTY--(800) 243-1926



PDP427 (2/96)

PERFORMANCE INFORMATION

   Performance information for each Series (and Class of Series) may appear in advertisements, sales literature, or reports to shareholders or prospective shareholders. Performance information in advertisements and sales literature may be expressed as yield and effective yield of the Money Market Series, as yield of the other Series offered, or any Class of such Series, and as total return of any Series or Class thereof. Current yield for the Money Market Series will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a hypothetical charge reflecting deductions for expenses during the period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Money Market Series (and each Class of such Series) assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

   Effective Yield = [(Base Period Return) + 1) (365/7)] - 1


   For the 7-day period ending October 31, 1995, the yield of the Class A Shares of the Money Market Series was 5.06% and the effective yield of the Class A Shares of this Series was 4.32%.


   Quotations of yield for the High Yield, Convertible, U.S. Government Securities, Balanced, Growth, and U.S. Stock Series will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses (including pro rata Trust expenses and expenses applicable to each particular Series or Class of a Series) accrued during the period ("net investment income"), and are computed by dividing net investment income by the value of a share of the Series or Class on the last day of the period, according to the following formula:

   YIELD = 2[((a-b)) + 1)(6) - 1]
                cd

   where a = dividends and interest earned during the period by the Series.

         b = expenses accrued for the period (net of any reimbursements),

         c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

         d = the maximum offering price per share on the last day of the period.


   For the period ended October 31, 1995, the yield of the Class A Shares of the other Series were as follows: 8.92% for the High Yield Series; 3.76% for the Convertible Series; 5.18% for the U.S. Government Securities Series; 2.57% and for the Balanced Series.



   For the same period, the yield of the Class B Shares of the other Series were as follows: High Yield 8.58%; Convertible 3.16%; U.S. Government 4.67%; and Balanced 1.94%.


   As summarized in the Prospectus under the heading "Performance History", total return is a measure of the change in value of an investment in a Series, or Class thereof, over the period covered. The formula for total return used herein includes four steps: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Series or a Class of Series; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares of a class owned at the end of the period by the net asset value on the last trading day of the period; (3) assuming maximum sales charge deducted and reinvestment of all dividends at net asset value and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment. Total return will be calculated for one year, five years and ten years or the time period during which the registration statement including the Series was in effect if a Series has not been in existence for at least ten years.
                                      2

   The manner in which total return will be calculated for public use is described above. The following table summarizes the calculation of total return for each Series, where applicable, through October 31, 1995.



               AVERAGE ANNUAL TOTAL RETURN AS OF OCTOBER 31, 1995


                                                   PERIODS ENDED
                                        -----------------------------------
                                                              10 YEAR OR
SERIES                                  1 YEAR   5 YEAR    SINCE INCEPTION*
 -------------------------------------   ------   ------  -----------------
BALANCED (CLASS A)                       10.03%   10.13%        11.90%
BALANCED (CLASS B)                        9.68%     N/A          8.41%
CONVERTIBLE (CLASS A)                     6.14%    9.19%        10.33%
CONVERTIBLE (CLASS B)                     5.59%     N/A          5.44%
GROWTH (CLASS A)                         18.02%   12.56%        13.67%
GROWTH (CLASS B)                         18.02%     N/A         17.47%
U.S. STOCK (CLASS A)                     28.76%   17.16%        13.14%
U.S. STOCK (CLASS B)                     29.15%     N/A         24.29%
HIGH YIELD (CLASS A)                      5.96%   13.10%         9.42%
HIGH YIELD (CLASS B)                      4.62%     N/A         -1.34%
U.S. GOVERNMENT SECURITIES (CLASS A)      9.39%    7.71%         6.68%
U.S. GOVERNMENT SECURITIES (CLASS B)      8.82%     N/A          3.23%


*Since inception, July 15, 1994 for Class B Balanced, Convertible and Growth;
 July 21, 1994 for Class B U.S. Stock; February 16, 1994 for Class B High Yield; and February 24, 1994 for U.S. Government Class B.


NOTE: Average annual total return assumes a hypothetical initial payment of $1,000. At the end of each period, a total redemption is assumed. The ending redeemable value is divided by the original investment to calculate total return.

   Performance information for any Series or Class reflects only the performance of a hypothetical investment in the Series or Class during the particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the particular Series, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                           PERFORMANCE COMPARISONS

   Each Series or Class of Series may from time to time include in advertisements containing total return the ranking of those performance figures relative to such figures for groups of mutual funds having similar investment objectives as categorized by ranking services such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Weisenberger Financial Services, Inc. and rating services such as Morningstar, Inc. Additionally, a Series or Class of Series may compare its performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as Changing Times, Forbes, Fortune, Money, Barrons, Business Week and Investor's Daily, Stanger's Mutual Fund Monitor, The Stanger Register, Stanger's Investment Adviser, The Wall Street Journal, The New York Times, Consumer Reports, Registered Representative, Financial Planning, Financial Services Weekly, Financial World, U.S. News and World Report, Standard and Poors The Outlook, and Personal Investor. A Series may, from time to time, illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The total return may also be used to compare the performance of the Series or the Class of Series against certain widely acknowledged outside standards or indices for stock and bond market performance, such as the Standard & Poor's 500 Stock Index (the "S&P 500"), Dow Jones Industrial Average, Europe Australia Far East Index (EAFE), Consumer Price Index, Shearson Lehman Corporate Index and Shearson Lehman T-Bond Index. The S&P 500 is a commonly quoted market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

   Advertisements, sales literature, and other communications may contain information about the Adviser's current investment strategies and management style. Current strategies and style may change to allow the Trust to respond quickly to changing market and economic conditions. From time to time the Trust may include specific portfolio holdings or industries. To illustrate components of overall performance, the Trust may separate its cumulative and average annual returns into income and capital gains components; or cite separately as a return figure the equity or bond portion of the Trust's portfolio; or compare the Trust's equity or bond return figure to well-known indices of market performance, including but not limited to: the S&P 500 Index, Dow Jones Industrial Average, First Boston High Yield Index and Salomon Brothers Corporate Bond and Government Bond Indices.

INVESTMENT POLICIES

   The investment objectives and policies of each Series are described in the "Investment Objectives and Policies" section of the Prospectus. The following specific policies supplement the information contained in that section of the Prospectus.

   Money Market Instruments. Certain money market instruments used extensively by the Money Market Fund Series are described below. They may also be used by the other Series except U.S. Government Securities Fund Series to a very limited extent (to invest otherwise idle cash) or on a temporary basis (for defensive purposes).

   Repurchase Agreements. Repurchase Agreements are agreements by which a Series purchases a security and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System or, to the extent permitted by the Investment Company Act of 1940, a recognized securities dealer) that the seller will repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security.

   A repurchase transaction is usually accomplished either by crediting the amount of securities purchased to the account of the custodian of the Trust maintained in a central depository of book-entry system or by physical delivery of the securities to the Trust's custodian in return for delivery of the purchase price to the seller. Repurchase transactions are intended to be short-term transactions with the seller repurchasing the securities, usually within seven days.

   Even though repurchase transactions usually do not impose market risks on the purchasing Series, if the seller of the repurchase agreement defaults and does not repurchase the underlying securities, the Series might incur a loss if the value of the underlying securities declines, and disposition costs may be incurred in connection with liquidating the underlying securities. In addition, if bankruptcy proceedings are commenced regarding the seller, realization upon the underlying securities may be delayed or limited, and a loss may be incurred if the underlying securities decline in value.

   Certificates of Deposit. Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by banks or savings and loan associations against funds deposited in the issuing institution.

   Time Deposits. Time deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

   Banker's Acceptances. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower, as well as the bank, is liable for payment, and the bank unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

   Commercial Paper. Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.

   Corporate Debt Securities. Corporate debt securities with a remaining maturity of less than one year tend to become extremely liquid and are traded as money market securities.

   U.S. Government Obligations. Securities issued or guaranteed as to principal and interest by the United States Government include a variety of Treasury securities, which differ only in their interest rates, maturities, and times of issuance. Treasury bills have maturities of one year or less. Treasury notes have maturities of one to seven years, and Treasury bonds generally have maturities of greater than five years.

   Agencies of the United States Government which issue or guarantee obligations include, among others, Export-Import Banks of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued or guaranteed by, among others, the Federal National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Banks for Cooperatives, and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Government; others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. The U.S. Government Securities Series will invest primarily in securities which are supported by the full faith and credit of the U.S. Government.

   Securities and Index Options. All Series, except the Money Market Series and U.S. Government Securities Series, may write covered call options and purchase call and put options. Options and the related risks are summarized below.
                                      4

   Writing and Purchasing Options. Call options written by a Series normally will have expiration dates between three and nine months from the date written. During the option period a Series may be assigned an exercise notice by the broker-dealer through which the call option was sold, requiring the Series to deliver the underlying security (or cash in the case of securities index calls) against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time as the Series effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the Series has received an exercise notice.

   The exercise price of a call option written by a Series may be below, equal to or above the current market value of the underlying security or securities index at the time the option is written.

   A multiplier for an index option performs a function similar to the unit of trading for an option on an individual security. It determines the total dollar value per contract of each point between the exercise price of the option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on different indices may have different multipliers.

   Securities indices for which options are currently traded include the Standard & Poor's 100 and 500 Composite Stock Price Indices, Computer/Business Equipment Index, Major Market Index, Amex Market Value Index, Computer Technology Index, Oil and Gas Index, NYSE Options Index, Gaming/Hotel Index, Telephone Index, Transportation Index, Technology Index, and Gold/Silver Index. A Series may write call options and purchase call and put options on any other indices traded on a recognized exchange.

   Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option written by a Series, to prevent an underlying security from being called, or to enable a Series to write another call option with either a different exercise price or expiration date or both. A Series may realize a net gain or loss from a closing purchase transaction, depending upon whether the amount of the premium received on the call option is more or less than the cost of effecting the closing purchase transaction. If a call option written by a Series expires unexercised, a Series will realize a gain in the amount of the premium on the option less the commission paid.

   The option activities of a Series may increase its portfolio turnover rate and the amount of brokerage commissions paid. A Series will pay a commission each time it purchases or sells a security in connection with the exercise of an option. These commissions may be higher than those which would apply to purchases and sales of securities directly.

   Limitations on Options. A Series may write call options only if they are covered and if they remain covered so long as a Series is obligated as a writer. If a Series writes a call option on an individual security, a Series will own the underlying security at all times during the option period. A Series will write call options on indices only to hedge in an economically appropriate way portfolio securities which are not otherwise hedged with options or financial futures contracts. Call options on securities indices written by a Series will be "covered" by identifying the specific portfolio securities being hedged.

   To secure the obligation to deliver the underlying security, the writer of a covered call option on an individual security is required to deposit the underlying security or other assets in escrow with the broker in accordance with clearing corporation and exchange rules. In the case of an index call option written by a Series, a Series will be required to deposit qualified securities. A "qualified security" is a security against which a Series has not written a call option and which has not been hedged by a Series by the sale of a financial futures contract. If at the close of business on any day the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts, a Series will deposit an amount of cash or liquid assets equal in value to the difference. In addition, when a Series writes a call on an index which is "in-the-money" at the time the call is written, a Series will segregate with its custodian bank cash or liquid assets equal in value to the amount by which the call is "in-the-money" times the multiplier times the number of contracts. Any amount segregated may be applied to a Series' obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts.

   A Series may invest up to 2% of its total assets in exchange-traded call and put options. A Series may sell a call option or a put option which it has previously purchased prior to the purchase (in the case of a call) or the sale (in the case of a put) of the underlying security. Any such sale of a call option or a put option would result in a net gain or loss, depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid.

   In connection with a Series qualifying as a regulated investment company under the Internal Revenue Code, other restrictions on a Series' ability to enter into option transactions may apply from time to time. See "Taxes."

   Risks Relating to Options. During the option period, the writer of a call option has, in return for the premium received on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. The writer has no control over the time when it may be required to fulfill its obligation as a writer of the option.
                                      5

   The risk of purchasing a call option or a put option is that a Series may lose the premium it paid plus transaction costs. If a Series does not exercise the option and is unable to close out the position prior to expiration of the option, it will lose its entire investment.

   An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although a Series will write and purchase options only when the Adviser believes that a liquid secondary market will exist for options of the same series, there can be no assurance that a liquid secondary market will exist for a particular option at a particular time and that a Series, if it so desires, can close out its position by effecting a closing transaction. If the writer of a covered call option is unable to effect a closing purchase transaction, it cannot sell the underlying security until the option expires or the option is exercised. Accordingly, a covered call writer may not be able to sell the underlying security at a time when it might otherwise be advantageous to do so.

   Possible reasons for the absence of a liquid secondary market on an exchange include the following: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) inadequacy of the facilities of an exchange or the clearing corporation to handle trading volume; and (v) a decision by one or more exchanges to discontinue the trading of options or impose restrictions on orders.

   Each exchange has established limitations governing the maximum number of call options, whether or not covered, which may be written by a single investor acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Adviser believes that the position limits established by the exchanges will not have any adverse impact upon a Series or all of the Series, in the aggregate.

   Risks of Options on Indices. Because the value of an index option depends upon movements in the level of the index rather than movements in the price of a particular security, whether a Series will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of prices in the market generally or in an industry or market segment rather than upon movements in the price of an individual security. Accordingly, successful use by a Series of options on indices will be subject to the Adviser's ability to predict correctly movements in the direction of the market generally or in the direction of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual securities.

   Index prices may be distorted if trading of certain securities included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of securities included in the index. If this occurred, a Series would not be able to close out options which it had written or purchased and, if restrictions on exercise were imposed, might be unable to exercise an option it purchased, which would result in substantial losses to a Series. However, it is the Trust's policy to write or purchase options only on indices which include a sufficient number of securities so that the likelihood of a trading halt in the index is minimized.

   Because the exercise of an index option is settled in cash, an index call writer cannot determine the amount of its settlement obligation in advance and, unlike call writing on portfolio securities, cannot provide in advance for its potential settlement obligation by holding the underlying securities. Consequently, a Series will write call options on indices only subject to the limitations described above.

   Price movements in securities in a Series' portfolio will not correlate perfectly with movements in the level of the index and, therefore, a Series bears the risk that the price of the securities held by the Series may not increase as much as the level of the index. In this event, the Series would bear a loss on the call which would not be completely offset by movements in the prices of a Series' portfolio securities. It is also possible that the index may rise when the value of a Series' portfolio securities does not. If this occurred, the Series would experience a loss on the call which would not be offset by an increase in the value of its portfolio and might also experience a loss in the market value of portfolio securities.

   Unless a Series has other liquid assets which are sufficient to satisfy the exercise of a call on an index, a Series will be required to liquidate portfolio securities in order to satisfy the exercise. Because an exercise must be settled within hours after receiving the notice of exercise, if a Series fails to anticipate an exercise, it may have to borrow from a bank (in an amount not exceeding 10% of a Series' total assets) pending settlement of the sale of securities in its portfolio and pay interest on such borrowing.

   When a Series has written a call on an index, there is also a risk that the market may decline between the time a Series has the call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time a Series is able to sell securities in its portfolio. As with options on portfolio securities, a Series will not learn that a call has been exercised until the day following the exercise date but, unlike a call on a portfolio security where a Series would be able to deliver the underlying security in settlement, a Series may have to sell part of its portfolio securities in order to make settlement in cash, and the price of such securities might decline before they could be sold.

   If a Series exercises a put option on an index which it has purchased before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If this change causes the exercised option to fall "out-of-the-money" a Series will be required to pay the difference between the closing index value and the exercise price of the option (multiplied by the applicable multiplier) to the assigned writer. Although a Series may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

   Financial Futures Contracts and Related Options. All Series except the Money Market Series and the U.S. Government Securities Series may use financial futures contracts and related options to hedge against changes in the market value of its portfolio securities or securities which it intends to purchase. Hedging is accomplished when an investor takes a position in the futures market opposite to his cash market position. There are two types of hedges--long (or buying) and short (or selling) hedges. Historically, prices in the futures market have tended to move in concert with cash market prices, and prices in the futures market have maintained a fairly predictable relationship to prices in the cash market. Thus, a decline in the market value of securities in a Series' portfolio may be protected against to a considerable extent by gains realized on futures contracts sales. Similarly, it is possible to protect against an increase in the market price of securities which a Series may wish to purchase in the future by purchasing futures contracts.

   A Series may purchase or sell any financial futures contracts which are traded on a recognized exchange or board of trade. Financial futures contracts consist of interest rate futures contracts and securities index futures contracts. A public market presently exists in interest rate futures contracts covering long-term U.S. Treasury bonds, U.S. Treasury notes, three-month U.S. Treasury bills and GNMA certificates. Securities index futures contracts are currently traded with respect to the Standard & Poor's 500 Composite Stock Price Index and such other broad-based stock market indices as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Price Index. A clearing corporation associated with the exchange or board of trade on which a financial futures contract trades assumes responsibility for the completion of transactions and also guarantees that open futures contracts will be performed.

   In contrast to the situation when a Series purchases or sells a security, no security is delivered or received by a Series upon the purchase or sale of a financial futures contract. Initially, a Series will be required to deposit in a segregated account with its custodian bank an amount of cash, U.S. Treasury bills or liquid high grade debt obligations. This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract. The current initial margin deposit required per contract is approximately 5% of the contract amount. Brokers may establish deposit requirements higher than this minimum. Subsequent payments, called variation margin, will be made to and from the account on a daily basis as the price of the futures contract fluctuates. This process is known as marking to market.

   The writer of an option on a futures contract is required to deposit margin pursuant to requirements similar to those applicable to futures contracts. Upon exercise of an option on a futures contract, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's margin account. This amount will be equal to the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

   Although financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out is accomplished by effecting an offsetting transaction. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of securities and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller immediately would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller immediately would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same securities and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss.

   A Series will pay commissions on financial futures contracts and related options transactions. These commissions may be higher than those which would apply to purchases and sales of securities directly.

   Limitations on Futures Contracts and Related Options. A Series may not engage in transactions in financial futures contracts or related options for speculative purposes but only as a hedge against anticipated changes in the market value of its portfolio securities or securities which it intends to purchase. A Series may not purchase or sell financial futures contracts or related options if, immediately thereafter, the sum of the amount of initial margin deposits on a Series' existing futures and related options positions and the premiums paid for related options would exceed 2% of the market value of a Series' total assets after taking into account unrealized profits and losses on any such contracts. At the time of purchase of a futures contract or a call option
                                      7
on a futures contract, an amount of cash, U.S. Government securities or other appropriate high-grade debt obligations equal to the market value of the futures contract minus a Series' initial margin deposit with respect thereto will be deposited in a segregated account with a Series' custodian bank to collateralize fully the position and thereby ensure that it is not leveraged.

   The extent to which a Series may enter into financial futures contracts and related options also may be limited by the requirements of the Internal Revenue Code of 1954 for qualification as a regulated investment company. See "Taxes."

   Risks Relating to Futures Contracts and Related Options. Positions in futures contracts and related options may be closed out only on an exchange which provides a secondary market for such contracts or options. A Series will enter into an option or futures position only if there appears to be a liquid secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular option or futures contract at any specific time. Thus, it may not be possible to close out a futures or related option position. In the case of a futures position, in the event of adverse price movements a Series would continue to be required to make daily margin payments. In this situation, if a Series has insufficient cash to meet daily margin requirements it may have to sell portfolio securities at a time when it may be disadvantageous to do so. In addition, a Series may be required to take or make delivery of the securities underlying the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on a Series' ability to hedge its portfolio effectively.

   There are several risks in connection with the use of futures contracts as a hedging device. While hedging can provide protection against an adverse movement in market prices, it can also preclude a hedger's opportunity to benefit from a favorable market movement. In addition, investing in futures contracts and options on futures contracts will cause a Series to incur additional brokerage commissions and may cause an increase in a Series' portfolio turnover rate.

   The successful use of futures contracts and related options also depends on the ability of the Adviser to forecast correctly the direction and extent of market movements within a given time frame. To the extent market prices remain stable during the period a futures contract or option is held by a Series or such prices move in a direction opposite to that anticipated, a Series may realize a loss on the hedging transaction which is not offset by an increase in the value of its portfolio securities. As a result, a Series' return for the period may be less than if it had not engaged in the hedging transaction.

   Utilization of futures contracts by a Series involves the risk of imperfect correlation in movements in the price of futures contracts and movements in the price of the securities which are being hedged. If the price of the futures contract moves more or less than the price of the securities being hedged, a Series will experience a gain or loss which will not be completely offset by movements in the price of the securities. It is possible that, where a Series has sold futures contracts to hedge its portfolio against decline in the market, the market may advance and the value of securities held in a Series' portfolio may decline. If this occurred, a Series would lose money on the futures contract and would also experience a decline in value in its portfolio securities. Where futures are purchased to hedge against a possible increase in the prices of securities before a Series is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline; if a Series then determines not to invest in securities (or options) at that time because of concern as to possible further market decline or for other reasons, a Series will realize a loss on the futures that would not be offset by a reduction in the price of the securities purchased.

   The market prices of futures contracts may be affected if participants in the futures market elect to close out their contracts through off-setting transactions rather than to meet margin deposit requirements. In such case, distortions in the normal relationship between the cash and futures markets could result. Price distortions could also result if investors in futures contracts opt to make or take delivery of the underlying securities rather than to engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, due to the fact that, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends may still not result in a successful hedging transaction.

   Compared to the purchase or sale of futures contracts, the purchase of put or call options on futures contracts involves less potential risk for a Series because the maximum amount at risk is the premium paid for the options plus transaction costs. However, there may be circumstances when the purchase of an option on a futures contract would result in a loss to a Series while the purchase or sale of the futures contract would not have resulted in a loss, such as when there is no movement in the price of the underlying securities.

   Leverage. The Trust may from time to time increase the Convertible Series' ownership or the Stock Series' ownership of securities holdings above the amounts otherwise possible by borrowing from banks at fixed amounts of interest and investing the borrowed funds. The Trust will borrow only from banks, and only if immediately after such borrowing the value of the assets of a Series (including the amount borrowed) less its liabilities (not including any borrowings) is at least three times the amount of funds borrowed for investment purposes. The effect of this provision is to permit the Trust to borrow up to 50% of the net assets of a Series, not including the proceeds of any such borrowings. However, the amount of the borrowings will be dependent upon the availability and cost of credit from time to time. If, due to market fluctuations or other reasons, the value of such Series' assets computed as provided above becomes at any time less than three times the amount of the borrowings for investment purposes, the Trust, within three business days, is required to reduce bank debt to the extent necessary to meet the required 300% asset coverage.

   Interest on money borrowed will be an expense of the Series with respect to which the borrowing has been made. Because such expense would not otherwise be incurred, the net investment income of such Series is not expected to be as high as it otherwise would be during periods when borrowings for investment purposes are substantial.

   Bank borrowings for investment purposes must be obtained on an unsecured basis. Any such borrowing must also be made subject to an agreement by the lender that any recourse is limited to the assets of the Series with respect to which the borrowing has been made.

   Any investment gains made with the additional monies borrowed in excess of interest paid will cause the net asset value of a Series' shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on the monies borrowed) to the Series, the net asset value of the Series will decrease faster than would otherwise be the case.


   Foreign Securities. Each of the Series, except the Money Market Series, U.S. Government Securities Series and U.S. Stock Series, may purchase foreign securities, including those issued by foreign branches of U.S. banks. In any event, such investments in foreign securities will be limited to 25% of the total net asset value of each Series. The High Yield Series may invest up to 35% of its total net asset value in foreign securities. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investing in domestic issues. These considerations include changes in currency rates, currency exchange control regulations, the possibility of expropriation, the unavailability of financial information, the difficulty of interpreting financial information prepared under foreign securities markets, the impact of political, social or diplomatic developments, difficulties in invoking legal process abroad and the difficulty of assessing economic trends in foreign countries.


   The Trust may use a foreign custodian in connection with its purchases of foreign securities and may maintain cash and cash equivalents in the care of a foreign custodian. The amount of cash or cash equivalents maintained in the care of eligible foreign custodians will be limited to an amount reasonably necessary to effect the Trust's foreign securities transactions. The use of a foreign custodian invokes considerations which are not ordinarily associated with domestic custodians. These considerations include the possibility of expropriations, restricted access to books and records of the foreign custodian, inability to recover assets that are lost while under the control of the foreign custodian, and the impact of political, social or diplomatic developments.

   Mortgage-Backed Securities. Securities issued by Government National Mortgage Association ("GNMA") are, and securities issued by Federal National Mortgage Association ("FNMA") include, mortgage-backed securities representing part ownership of a pool of mortgage loans.

   In the case of GNMA, the mortgages are insured by the Federal Housing Administration or Farmers' Home Administration or guaranteed by the Veteran's Administration. In the case of FNMA, the mortgages are not insured by an agency of the U.S. Government.

   The prices of mortgage-backed securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Mortgage-backed securities issued by GNMA and FNMA currently offer yields which are higher than those available on other securities of the U.S. Government and its agencies and instrumentalities, but may be less effective than these other securities as a means of "locking in" attractive long-term interest rates. This is a result of the need to reinvest prepayment of principal and the possibility of significant unscheduled prepayments resulting from declines in mortgage interest rates. As a result, these securities have less potential for capital appreciation during periods of declining interest rates than other investments of comparable risk of decline in value during periods of rising rates.

   Lower Rated Convertible Securities. Convertible securities which are not rated in the four highest categories, in which the Convertible Series may invest, are predominantly speculative with respect to the issuer's capacity to repay principal and interest and may include issues on which the issuer defaults.


   Nonpublicly Offered Debt Securities. The High Yield Series may invest up to 15% of the value of its total assets in debt securities that cannot be sold in the public market without first being registered with the Securities and Exchange Commission but which the Adviser deems to be "liquid."


   Deferred Coupon Debt Securities. The High Yield Series may invest in debt obligations that do not make any interest payments for a specified period of time prior to maturity ("deferred coupon" obligations). Because the deferred coupon bonds do not make interest payments for a certain period of time, they are purchased by the Series at a deep discount and their value fluctuates more in response to interest rate changes than does the value of debt obligations that make current interest payments. The degree of fluctuation with interest rate changes is greater when the deferred period is longer. Therefore, there is a risk that the value of the Series shares may decline more as a result of an increase in interest rates than would be the case if the Series did not invest in deferred coupon bonds.

   Lending Portfolio Securities. In order to increase its return on investments, the Trust may make loans of the portfolio securities of any Series, as long as the market value of the loaned securities does not exceed 25% of the value of that Series' total assets. Loans of portfolio securities will always be fully collateralized at no less than 100% of the market value of the loaned securities (as marked to market daily) and made only to borrowers considered to be creditworthy. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities and possibly the loss of the collateral if the borrower fails financially.


   Loan Participations. The High Yield Series may invest up to 5% of its net assets, determined at the time of investment, in loan participations. A loan participation agreement involves the purchase of a share of a loan made by a bank to a company in return for a corresponding share of the borrower's principal and interest payments. Loan participations of the type in which the Series may invest include interests in both secured and unsecured corporate loans. In the event that a corporate borrower failed to pay its scheduled interest or principal payments on participations held by the Series, the market value of the affected participation would decline, resulting in a loss of value of such investment to the Series. Accordingly, such participations are speculative and may result in the income level and net assets of the Series being reduced. Moreover, loan participation agreements generally limit the right of a participant to resell its interest in the loan to a third party and, as a result, loan participations will be deemed by the Trust to be illiquid investments.



                           INVESTMENT RESTRICTIONS

   The Trust's fundamental policies as they affect any Series cannot be changed without the approval vote of a majority of the outstanding shares of such Series, which is the lesser of (i) 67% or more of the voting securities of such Series present at a meeting if the holders of more than 50% of the outstanding voting securities of such Series are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of such Series. A proposed change in fundamental policy or investment objective will be deemed to have been effectively acted upon with respect to any Series if a majority of the outstanding voting securities of that Series votes for the approval of the proposal as provided above, notwithstanding (1) that such matter has not been approved by a majority of the outstanding securities of any other Series affected by such matter and (2) that such matter has not been approved by a majority of the outstanding voting securities of the Trust.

   The following investment restrictions are fundamental policies of the Trust with respect to all Series and may not be changed except as described above. The Trust may not:

   1. Purchase for any Series securities of any issuer, other than obligations issued or guaranteed as to principal and interest by the United States Government or its agencies or instrumentalities, if immediately thereafter (i) more than 5% of such Series' total assets (taken at market value) would be invested in the securities of such issuer or (ii) more than 10% of the outstanding securities of any class of such issuer would be held by such Series or by all Series of the Trust in the aggregate.

   2. Concentrate the portfolio investments of any Series in any one industry. To comply with this restriction, no security may be purchased for a Series if such purchase would cause the value of the aggregate investment of such Series in any one industry to exceed 25% of that Series' total assets (taken at market value). However, the Money Market Series may invest more than 25% of its assets in the domestic banking industry.

   3. Act as securities underwriter except as it technically may be deemed to be an underwriter under the Securities Act of 1933 in selling a portfolio security.

   4. Purchase securities on margin, but it may obtain short-term credit as may be necessary for the clearance of purchases and sales of securities.

   5. Make short sales of securities or maintain a short position.

   6. Make cash loans, except that the Trust may (i) purchase bonds, notes, debentures or similar obligations which are customarily purchased by institutional investors whether publicly distributed or not, and (ii) enter into repurchase agreements, provided that no more than 10% of any Series' net assets (taken at market value) may be subject to repurchase agreements maturing in more than seven days.

   7. Make securities loans, except that the Trust may make loans of the portfolio securities of any Series, provided that the market value of the securities subject to any such loans does not exceed 25% of the value of the total assets (taken at market value) of such Series.

   8. Make investments in real estate or commodities or commodity contracts, although (i) the Trust may purchase securities of issuers which deal in real estate or commodities and may purchase securities which are secured by interests in real estate, specifically, securities issued by real estate investment trusts and (ii) any Series (excluding the Money Market Series and the U.S. Government Securities Series) may engage in transactions in financial futures contracts and related options, provided that the sum of the initial margin deposits on such Series' existing futures positions and the premiums paid for related options would not exceed in the aggregate 2% of such Series' total assets.
                                      10

   9. Invest in oil, gas or other mineral exploration or development programs, although the Trust may purchase securities of issuers which engage in whole or in part in such activities.

   10. Invest in puts, calls, straddles and any combination thereof, except that any Series (excluding the Money Market Series and the U.S. Government Securities Series) may (i) write (sell) exchange-traded covered call options on portfolio securities and on securities indices and engage in related closing purchase transactions and (ii) invest up to 2% of its total assets in exchange-traded call and put options on securities and securities indices.

   11. Purchase securities of companies for the purpose of exercising management or control.

   12. Participate in a joint or joint and several trading account in securities.

   13. Purchase securities of any other investment company except in the open market at customary brokers' commission rates or as a part of a plan of merger or consolidation.

   14. Purchase for any Series securities of any issuer which together with predecessors has a record of less than three years' continuous operation, if as a result more than 5% of the total net assets (taken at market value) of such Series would then be invested in such securities.

   15. Purchase or retain securities of any issuer if any officer or Trustee of the Trust, or officer or director of its investment adviser, owns beneficially more than 1/2 of 1% of the outstanding securities or shares, or both, of such issuer and all such persons owning more than 1/2 of 1% of such securities or shares together own beneficially more than 5% of such securities or shares.

   16. Borrow money, except that the Trust may (i) borrow money for any Series for temporary administrative purposes provided that any such borrowing does not exceed 10% of the value of the total assets (taken at market value) of such Series and (ii) borrow money for any Series for investment purposes, provided that any such borrowing for investment purposes with respect to any such Series is (a) authorized by the Trustees prior to any public distribution of the shares of such Series or is authorized by the shareholders of such Series thereafter, (b) is limited to 33 1/3% of the value of the total assets (taken at market value) of such Series, and (c) is subject to an agreement by the lender that any recourse is limited to the assets of that Series with respect to which the borrowing has been made. With the exception of the Convertible Series and the Stock Series, no Series may invest in portfolio securities while the amount of borrowing of the Series exceeds 5% of the total assets of such Series. Borrowing for investment purposes has not been authorized for any Series (except the Convertible Series and the Stock Series) whose shares are offered by the Trust.

   17. Pledge, mortgage or hypothecate the assets of any Series to an extent greater than 10% of the total assets (taken at market value) of such Series to secure borrowings made pursuant to the provisions of item 16 above.


   18. Issue senior securities as defined in the Investment Company Act of 1940, except to the extent that it is permissible to (a) borrow monthly from banks pursuant to the Trust's investment restrictions regarding the borrowing of money, and (b) enter into transactions involving forward foreign currency contracts, foreign currency contracts and options thereon, as described in the Trust's Prospectus and this Statement of Additional Information.



   The Trust may purchase illiquid securities including repurchase agreements providing for settlement more than seven days after notice and restricted securities (securities that must be registered with the Securities and Exchange Commission before they can be sold to the public) deemed to be illiquid provided such securities will not constitute more than 15% (or 10% in the case of the Money Market Series) of each Series' net assets. The Board of Trustees, or the Adviser acting at its direction, values these securities, taking into consideration quotations available from broker-dealers and pricing services and other information deemed relevant.


   If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values of portfolio securities or amount of net assets shall not be considered a violation of the restrictions.

                              PORTFOLIO TURNOVER


   Each Series has a different expected annual rate of portfolio turnover, which is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the Series' securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Series. Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of each Series' shares and by requirements which enable the Trust to receive certain favorable tax treatment. The 1994 and 1995 annual rates of portfolio turnover for all Series except the Money Market Series (which for this purpose does not calculate a portfolio turnover rate) are set forth in the prospectus, a copy of which must precede or accompany this Statement of Additional Information.

Balanced Series
  In the fiscal years ended October 31, 1994 and October 31, 1995 the turnover rates for the equity portion of the Balanced Series were 221.02% and 226%, respectively. The turnover rates for the fixed income securities were 69.65% and 155%, respectively for the same periods.



                           MANAGEMENT OF THE TRUST


   The trustees and executive officers of the Trust and their principal occupations for at least the last five years are set forth below. Unless otherwise noted, the address of each executive officer and trustee is 56 Prospect Street, Hartford, Connecticut 06115-0480. On November 22, 1993, the shareholders elected to fix the number of trustees at ten and to elect such number of trustees. Subsequently the trustees voted to increase the number of trustees from ten to eleven, and to appoint Lowell P. Weicker, Jr. to fill the vacancy caused by the increase. The elected and appointed trustees are listed below.




                           Position(s) with                        Principal Occupation(s)
Name, Address and Age          the Fund                             During Past Five Years
 ------------------------  ----------------   ------------------------------------------------------------------
C. Duane Blinn (68)        Trustee            Partner in the law firm of Day, Berry & Howard. Director/ Trustee,
Day, Berry & Howard                           Phoenix Funds (1980-present). Director/Trustee, the National
CityPlace                                     Affiliated Investment Companies (until 1993).
Hartford, CT 06103

Robert Chesek (61)         Trustee            Trustee/Director, Phoenix Funds (1981-present) and Chairman
49 Old Post Road                              (1989-1994). Director/Trustee, the National Affiliated Investment
Wethersfield, CT 06109                        Companies (until 1993). Vice President, Common Stock, Phoenix Home
                                              Life Mutual Insurance Company (1980-1994).

E. Virgil Conway (66)      Trustee            Trustee/Director, Consolidated Edison Company of New York, Inc.
9 Rittenhouse Road                            (1970-present), Pace University (1978-present), Atlantic Mutual
Bronxville, NY 10708                          Insurance Company (1974-present), HRE Properties (1989-present),
                                              Greater New York Councils, Boy Scouts of America (1985-present),
                                              Union Pacific Corp. (1978-present), Blackrock Fund for Fannie Mae
                                              Mortgage Securities (Advisory Director) (1989-present), Centennial
                                              Insurance Company, Josiah Macy, Jr., Foundation, and The Harlem
                                              Youth Development Foundation. Advisory Director, Fund Directions
                                              (1993-present). Chairman, Metropolitan Transportation Authority
                                              (1992-present). Chairman, Audit Committee of the City of New York
                                              (1981-present). Director/Trustee, the National Affiliated
                                              Investment Companies (until 1993). Director/Trustee, Phoenix Funds
                                              (1993-present). Director, Accuhealth (1994-present), Trism, Inc.
                                              (1994-present), Realty Foundation of New York (1972-present).
                                              Chairman, New York Housing Partnership Development Corp.
                                              (1981-present).

Harry Dalzell-Payne (66)   Trustee            Director/Trustee, Phoenix Funds (1983-present). Director, Farragut
330 East 39th Street                          Mortgage Co., Inc. (1991-1994). Director/Trustee, the National
Apartment 29G                                 Affiliated Investment Companies (1983-1993). Formerly a Major
New York, NY 10016                            General of the British Army.

Leroy Keith, Jr. (57)      Trustee            Chairman and Chief Executive Officer, Carson Products Company
Chairman and Chief                            (1995-present). Director/Trustee, Phoenix Funds (1980-present).
 Executive Officer                            Director Equifax Corp. (1991-present), and Keystone International
Carson Products Company                       Fund, Inc. (1989-present). Trustee, Keystone Liquid Trust,
64 Ross Road                                  Keystone Tax Exempt Trust, Keystone Tax Free Fund, Master Reserves
Savannah, GA 31405                            Tax Free Trust, and Master Reserves Trust. Director/Trustee, the
                                              National Affiliated Investment Companies (until 1993). Director,
                                              Blue Cross/Blue Shield (1989-1993) and First Union Bank of Georgia
                                              (1989-1993). President, Morehouse College (1987-1994). Chairman
                                              and Chief Executive Officer, Keith Ventures (1994-1995).

                                       12

                           Position(s) with                        Principal Occupation(s)
Name, Address and Age          the Fund                             During Past Five Years
 ------------------------  ----------------   ------------------------------------------------------------------
*Philip R. McLoughlin      Trustee and        Director (1994-present) and Executive Vice President, Investments,
(49)                       President          Phoenix Home Life Mutual Insurance Company (1987-present).
                                              Director, Vice Chairman and Chief Executive Officer, Phoenix Duff
                                              & Phelps Corporation (1995-present). Director/Trustee and
                                              President, Phoenix Funds (1989-present). Director, Phoenix
                                              Investment Counsel, Inc. (1983-present). Director (1984-present)
                                              and President (1990-present), Phoenix Equity Planning Corporation.
                                              Director, Phoenix Re Corporation (Delaware) (1985-present).
                                              Director, World Trust Fund (1991-present). Director/Trustee, the
                                              National Affiliated Investment Companies (until 1993). Director,
                                              Chairman and Chief Executive Officer, National Securities &
                                              Research Corporation (1993-present) and Phoenix Securities Group,
                                              Inc. (1993-present). Director (1992-present) and President
                                              (1992-1994) W.S. Griffith & Co., Inc. and Townsend Financial
                                              Advisers, Inc.

James M. Oates (49)        Trustee            Managing Director, The Wydown Group (1994-present). Director
Managing Director                             Phoenix Duff & Phelps Corporation (1995-present). Director/
The Wydown Group                              Trustee, Phoenix Funds (1987-present) Director, Govett Worldwide
50 Congress Street                            Opportunity Funds, Inc. (1991-present), Stifel Financial
Suite 1000                                    Corporation (1986-present). Director, Investors Bank and Trust
Boston, MA 02109                              Corporation and Investors Financial Services Corporation.
                                              Director/Trustee, the National Affiliated Investment Companies
                                              (until 1993). Director (1984-1994), President (1984-1994) and
                                              Chief Executive Officer (1986-1994), Neworld Bank. Savings Bank
                                              Life Insurance Company (1988-1994). Director, Blue Cross & Blue
                                              Shield of New Hampshire.

Philip R. Reynolds (68)    Trustee            Director/Trustee, Phoenix Funds (1984-present). Director, Vestaur
43 Montclair Drive                            Securities, Inc. (1972-present). Trustee, Treasurer, J. Walton
West Hartford, CT 06107                       Bissell Foundation and Treasurer, J. Walton Bissell Foundation
                                              Inc. (1988-present). Director/Trustee, the National Affiliated
                                              Investment Companies (until 1993).

Herbert Roth, Jr. (67)     Trustee            Director/Trustee, Phoenix Funds (1980-present). Director, Boston
134 Lake Street                               Edison Company (1978-present), Phoenix Home Life Mutual Insurance
P.O. Box 909                                  Company (1972-present), Landauer, Inc. (medical services)
Sherborn, MA 01770                            (1970-present), Tech Ops./Sevcon, Inc. (electronic controllers)
                                              (1987-present), Key Energy Group (oil rig service) (1988-1994), and Mark IV Industries (diversified manufacturer) (1985-present).
                                              Director/Trustee, the National Affiliated Investment Companies
                                              (until 1993).

Richard E. Segerson (50)   Trustee            Director/Trustee, Phoenix Funds, (1993-present). Consultant,
102 Valley Road                               Tootal Group (1989-1991) and Texas Air Corporation (1987-1989).
New Canaan, CT 06840                          Vice President and General Manager, Coats & Clark, Inc.
                                              (previously Tootal American, Inc.) (1991-1993). Director/ Trustee,
                                              the National Affiliated Investment Companies (1984-1993).

Lowell P. Weicker, Jr.     Trustee            Trustee/Director, the Phoenix Funds (1995-present). Former
(64)                                          Governor of the State of Connecticut (1991-1995). Director, UST,
Dresing Lierman Weicker                       Inc. (1995-present).
6931 Arlington Road
Suite 501
Bethesda, MD 20814

* Trustees identified with an asterisk are considered to be interested persons of the Trust (within the meaning of the Investment Company Act of 1940, as amended) because of their affiliation with Phoenix Investment
  Counsel, Inc., or Phoenix Equity Planning Corporation.

                           Position(s) with                        Principal Occupation(s)
Name, Address and Age          the Fund                             During Past Five Years
 ------------------------  ----------------   ------------------------------------------------------------------
Martin J. Gavin (45)       Executive          Director and Executive Vice President, Finance and Operations,
                           Vice President     Phoenix Duff & Phelps Corporation (1995-present). Senior Vice
                                              President, Investment Products, Phoenix Home Life Mutual Insurance
                                              Company (1989-1995). Director and Executive Vice President,
                                              Phoenix Equity Planning Corporation (1990-present). Director
                                              (1994-present) and Executive Vice President (1991-present),
                                              Phoenix Investment Counsel, Inc. Director and Executive Vice
                                              President, Phoenix Securities Group, Inc. (1993-present) and
                                              National Securities & Research Corporation (1993-present).
                                              Director (1993-present) and Executive Vice President (1993-1994),
                                              W.S. Griffith & Co., Inc. and Townsend Financial Advisers, Inc.
                                              Executive Vice President, the Phoenix Funds (1993-present).
                                              Director and Vice President, PM Holdings, Inc. (1994-present).
                                              Executive Vice President, National Affiliated Investment Companies
                                              (until 1993).

Michael E. Haylon (38)     Executive          Director and Executive Vice President, Investments, Phoenix Duff &
                           Vice President     Phelps Corporation (1995-present). Senior Vice President,
                                              Securities Investments, Phoenix Home Life Mutual Insurance Company
                                              (1993-1995). Executive Vice President, the Phoenix Funds
                                              (1995-present). Director (1994-present) and President
                                              (1995-present), Phoenix Investment Counsel, Inc. Director and
                                              Executive Vice President (1994-present), National Securities &
                                              Research Corporation. Various other positions with Phoenix Home
                                              Life Mutual Insurance Company (1990-1993).

Michael K. Arends (42)     Vice President     Portfolio Manager, Phoenix Home Life Mutual Insurance Company
                                              (1994-present). Vice President, Phoenix Equity Opportunities Fund,
                                              National Securities & Research Corporation and Phoenix Investment
                                              Counsel, Inc. (1994-present). Various other positions with Kemper
                                              Financial Services (1983-1994).

Curtiss O. Barrows (44)    Vice President     Portfolio Manager, Public Bonds, Phoenix Home Life Mutual
                                              Insurance Company (1991-present). Vice President, National
                                              Securities & Research Corporation (1993-present), The Phoenix Edge
                                              Series Fund (1986-present), Phoenix Multi-Portfolio Fund and
                                              Phoenix Investment Counsel, Inc. (1991-present). Various other positions with Phoenix Home Life Mutual Insurance Company
                                              (1895-1991).

Mary E. Canning (39)       Vice President     Associate Portfolio Manager, Common Stock, Phoenix Home Life
                                              Mutual Insurance Company (1989-present). Vice President, The
                                              Phoenix Edge Series Fund (1987-present) and Phoenix Investment
                                              Counsel, Inc. (1991-present). Various other positions with Phoenix
                                              Home Life Mutual Insurance Company (1982-1989).

                           Position(s) with                        Principal Occupation(s)
Name, Address and Age          the Fund                             During Past Five Years
 ------------------------  ----------------   ------------------------------------------------------------------
James M. Dolan (46)        Vice President     Vice President and Compliance Officer (1994-present), and
100 Bright Meadow Blvd.                       Assistant Secretary (1981-present), Phoenix Equity Planning
P.O. Box 2200                                 Corporation. Vice President, Phoenix Funds (1989-present). Vice
Enfield, CT 06083-2200                        President (1991-present), Assistant Clerk and Assistant Secretary
                                              (1982-present), Phoenix Investment Counsel, Inc. Vice President and Compliance Officer, Assistant Secretary (1994-present),
                                              Assistant Vice President (1993-1994), National Securities &
                                              Research Corporation. Vice President and Chief Compliance Officer,
                                              Phoenix Realty Advisors, Inc. (1994-present). Chief Compliance
                                              Officer, Phoenix Realty Securities, Inc. (1995-present). Vice
                                              President, the National Affiliated Investment Companies (until
                                              1993) and various other positions with Phoenix Equity Planning
                                              Corporation (1978-1994).

John M. Hamlin (38)        Vice President     Portfolio Manager, Common Stock, Phoenix Home Life Mutual
                                              Insurance Company (1989-present). Vice President, Phoenix Income and Growth Fund (1993-present).

Christopher J. Kelleher    Vice President     Portfolio Manager, Public Bonds, Phoenix Home Life Mutual
(40)                                          Insurance Company (1991-present). Vice President, National
                                              Securities & Research Corporation (1993-present), The Phoenix Edge
                                              Series Fund (1989-present) and Phoenix Investment Counsel, Inc.
                                              (1991-present). Various other positions with Phoenix Home Life
                                              Mutual Insurance Company (1983-1991).

William R. Moyer (51)      Vice President     Senior Vice President and Chief Financial Officer, Phoenix Duff &
100 Bright Meadow Blvd.                       Phelps Corporation (1995-present). Vice President, Investment
P.O. Box 2200                                 Products Finance, Phoenix Home Life Mutual Insurance Company
Enfield, CT 06083-2200                        (1990-1995). Senior Vice President, Finance, and Treasurer,
                                              Phoenix Equity Planning Corporation (1990-present), and Phoenix
                                              Investment Counsel, Inc. (1990-present). Vice President, Phoenix
                                              Funds (1990-present). Senior Vice President, Finance, Phoenix
                                              Securities Group, Inc. (1993-present). Senior Vice President,
                                              Finance (1993-present), and Treasurer (1994-present), National
                                              Securities & Research Corporation. Vice President, the National
                                              Affiliated Investment Companies (until 1993). Senior Vice
                                              President and Chief Financial Officer (1993-present) and Treasurer
                                              (1994-present) W.S. Griffith & Co., Inc. and Townsend Financial
                                              Advisers, Inc. Senior Manager, Price Waterhouse (1983-1990).

Amy L. Robinson (40)       Vice President     Managing Director, Securities Administration, Phoenix Home Life
                                              Mutual Insurance Company (1991-present). Vice President, National
                                              Securities & Research Corporation (1993-present), The Phoenix Edge
                                              Series Fund (1989-present) and Phoenix Investment Counsel, Inc.
                                              (1992-present). Various other positions with Phoenix Home Life
                                              Mutual Insurance Company (1979-1991).

                           Position(s) with                        Principal Occupation(s)
Name, Address and Age          the Fund                             During Past Five Years
 ------------------------  ----------------   ------------------------------------------------------------------
Leonard J. Saltiel (42)    Vice President     Vice President, Investment Operations, Phoenix Home Life Mutual
                                              Insurance Company (1994-present). Senior Vice President, Phoenix
                                              Equity Planning Corporation (1994-present). Vice President,
                                              Phoenix Funds (1994-present). Vice President, National Securities
                                              & Research Corporation (1994-present). Various positions with
                                              Home Life Insurance Company and Phoenix Home Life Mutual Insurance
                                              Company (1987-1994).

Dorothy J. Skaret (43)     Vice President     Director, Public Fixed Income, Phoenix Home Life Mutual Insurance
                                              Company (1991-present). Vice President, National Securities &
                                              Research Corporation (1993-present), The Phoenix Edge Series Fund
                                              (1991-present) and Phoenix Investment Counsel, Inc. (1991-
                                              present). Various other positions with Phoenix Home Life Mutual
                                              Insurance Company (1986-1991).

James D. Wehr (38)         Vice President     Managing Director, Public Fixed Income, Phoenix Home Life Mutual
                                              Insurance Company, (1991-present). Vice President, Phoenix
                                              Multi-Portfolio Fund (1988-present), The Phoenix Edge Series Fund
                                              (1991-present), Phoenix Investment Counsel, Inc. (1991-present),
                                              Phoenix California Tax Exempt Bond Fund, Inc. (1993-present), and
                                              National Securities & Research Corporation (1993-present). Various positions with Phoenix Home Life Mutual Insurance Company
                                              (1981-1991).

Nancy G. Curtiss (43)      Treasurer          Second Vice President and Treasurer, Fund Accounting, Phoenix Home
                                              Life Mutual Insurance Company (1994-present). Treasurer, Phoenix
                                              Funds (1994-present). Vice President, Fund Accounting, Phoenix
                                              Equity Planning Corporation (1994-present). Various positions with
                                              Phoenix Home Life Insurance Company (1987-1994).

G. Jeffrey Bohne (48)      Secretary          Vice President and General Manager, Phoenix Home Life Mutual
101 Munson St.                                Insurance Company (1993-present). Vice President, Transfer Agent
Greenfield, MA 03101                          Operations, Phoenix Equity Planning Corporation (1993-present).
                                              Secretary, the Phoenix Funds (1993-present). Vice President, Home
                                              Life Insurance Company (1984-1992).


   At October 31, 1995, the Trustees and officers as a group owned less than 1% of the then outstanding shares of the Trust.


   For purposes hereof, "National Affiliated Investment Companies" refers to those mutual funds advised by National Securities & Research Corporation.


   For services rendered to the Trust during the fiscal year ended October 31, 1995, the Trustees received an aggregate of $118,120 from the Trust as Trustees' fees. For his services on the Boards of the Phoenix Funds, each Trustee who is not a full-time employee of the Adviser or any of its affiliates currently receives a retainer at the annual rate of $36,000 and $2,000 per joint meeting of the Boards. Each Trustee who serves on the Audit Committee receives a retainer at the annual rate of $2,000 and $2,000 per joint Audit Committee meeting attended. Each Trustee who serves on the Nominating Committee receives a retainer at the annual rate of $1,000 and $1,000 per joint Nominating Committee meeting attended. Each Trustee who serves on the Executive Committee and who is not an interested person of the Trust receives a retainer at the annual rate of $1,000 and $1,000 per joint Executive Committee meeting attended. Trustee fee costs are allocated equally to each of the Series and the Funds within the Phoenix Funds complex. The foregoing fees do not include reimbursement of expenses incurrred in connection with meeting attendance. Officers are compensated for their services by the Adviser and receive no compensation from the Trust.

   For the Fund's last fiscal year ending October 31, 1995, the Trustees received the following compensation:

                                                                                Total
                                           Pension or        Estimated       Compensation
                                           Retirement          Annual       From Fund and
                           Aggregate        Benefits          Benefits       Fund Complex
                          Compensation   Accrued as Part        Upon           Paid to
          Name             From Fund    of Fund Expenses     Retirement        Trustees
 -----------------------   -----------   ----------------   -------------   ---------------
C. Duane Blinn              $13,480*                                           $50,000
Robert Chesek                10,780                                            40,000
E. Virgil Conway             13,750                                             51,000
Harry Dalzell-Payne          11,310                                             42,000
Leroy Keith, Jr.             10,790            None              None           40,000
Philip R. McLoughlin              0           for any          for any               0
James M. Oates               13,480           Trustee          Trustee          50,000
Philip R. Reynolds           11,310                                             42,000
Herbert Roth, Jr.            14,280*                                            53,000
Richard E. Segerson          13,480                                             50,000
Lowell P. Weicker, Jr.        5,460                                             21,000

*This compensation (and the earnings thereon) was deferred pursuant to the Trustees'
 Deferred Compensation Plan.

                            THE INVESTMENT ADVISER


   The offices of the Adviser, Phoenix Investment Counsel, Inc., are located at 56 Prospect Street, Hartford, Connecticut 06115. Philip R. McLoughlin, a Trustee and officer of the Trust, is a director of the Adviser. All other executive officers of the Trust are officers of the Adviser with the exception of G. Jeffrey Bohne, Secretary of the Trust, who is not an officer of the Adviser.



   All of the outstanding stock of the Adviser is owned by Phoenix Equity Planning Corporation ("Equity Planning"), an indirect subsidiary of Phoenix Duff & Phelps Corporation. Phoenix Home Life Mutual Insurance Company ("Phoenix Home Life") owns a controlling interest in Phoenix Duff & Phelps Corporation. Phoenix Home Life is in the business of writing ordinary and group life and health insurance and annuities. It was founded in 1851 and at December 31, 1995, had total assets of approximately $111.6 billion and insurance in force of approximately $11.7 billion. Equity Planning, the National Distributor of the Trust's shares, also performs bookkeeping, pricing, and administrative services for the Trust. It provides bookkeeping and pricing services to two other investment companies advised by the Adviser. (See "The National Distributor and Distribution Plans"). Equity Planning is registered as a broker-dealer in fifty states. The principal office of Phoenix Home Life is located at One American Row, Hartford, Connecticut 06115. The principal office of Equity Planning is located at 100 Bright Meadow Blvd., P.O. Box 2200, Enfield, Connecticut 06083-2200.


   All costs and expenses (other than those specifically referred to as being borne by the Adviser) incurred in the operation of the Trust are borne by the Trust. Each Series pays expenses incurred in its own operation and also pays a portion of the Fund's general administration expenses allocated on the basis of the asset size of the respective Series. Such expenses include, but shall not be limited to, all expenses incurred in the operation of the Trust and any public offering of its shares, including, among others, interest, taxes, brokerage fees and commissions, fees of Trustees who are not employees of the Adviser or any of its affiliates, expenses of Trustees' and shareholders' meetings, including the cost of printing and mailing proxies, expenses of insurance premiums for fidelity and other coverage, expenses of repurchase and redemption of shares, expenses of issue and sale of shares (to the extent not borne by Equity Planning under its agreement with the Trust), expenses of printing and mailing stock certificates representing shares of the Trust, association membership dues, charges of custodians, transfer agents, dividend disbursing agents and financial agents, bookkeeping, auditing, and legal expenses. The Trust will also pay the fees and bear the expense of registering and maintaining the registration of the Trust and its shares with the Securities and Exchange Commission and registering or qualifying its shares under state or other securities laws and the expense of preparing and mailing prospectuses and reports to shareholders.

   The investment advisory agreement provides that the Adviser shall not be liable to the Trust or to any shareholder of the Trust for any error of judgment or mistake of law or for any loss suffered by the Trust or by any shareholder of the Trust in connection with the matters to which the investment advisory agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard on the part of the Adviser in the performance of its duties thereunder.


   As full compensation for the services and facilities furnished to the Trust, the Adviser is entitled to a fee, payable within five days after the end of each month, as described on page 25 in the Prospectus. There is no assurance that the Trust will reach net asset levels high enough to realize reductions in the rates of the advisory fees. Any reduction in the rate of the advisory fee on all Series will be prorated among the Series in proportion to their respective averages of the aggregate daily net asset values for the period for which the fee had been paid.

   The Adviser has agreed to reimburse the Trust for the amount, if any, by which the total operating and management expenses of any Series (including the Adviser's compensation, but excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) for any fiscal year exceed the level of expenses which such Series is permitted to bear under the most restrictive expense limitation imposed on mutual funds by any state in which shares of such Series are then qualified for sale. Present expense limitations, to the knowledge of the Trust, require that the Adviser reimburse the Trust, to the extent of the compensation received by it from the Trust, for the amount, if any, by which total operating and management expenses (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) of any Series in any fiscal year exceed 2.5% of the first $30,000,000, 2% of the next $70,000,000 and 1.5% of any excess over $100,000,000 of such Series' average net asset value for such fiscal year.

   The Adviser has agreed to assume expenses and reduce the advisory fee for the benefit of the Money Market Series to the extent that operating expenses (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) exceed 0.85% and 1.60% of average daily net asset values for Class A Shares and Class B Shares respectively. Such reimbursement will be made within five days after the end of each fiscal month. The Adviser agreed to assume expenses and reduce the advisory fee for the benefit of the High Quality Bond Series (no longer available) and the U.S. Government Securities Series for the period from July 22, 1991 to February 28, 1992 to the extent that operating expenses of each Series exceeded 0.85% of the average daily net asset values of the Series for the period. In addition, for the period from February 29, 1992 to October 31, 1993, the Adviser also agreed to assume expenses and reduce the advisory fees for the benefit of these Series to the extent that such expenses of each Series exceed 0.75%. Expense reimbursements other than reimbursement for the Money Market Series were discontinued as of November 1, 1993.


   Pursuant to expense reimbursement agreements, for the fiscal years ended October 31, 1993, 1994 and 1995, the Adviser reimbursed the Trust $8,535, $0 and $0 respectively, for the benefit of the Money Market Series. In addition, for the fiscal years ended October 31, 1992 and 1993 the Adviser reimbursed the Trust $114,139 and $164,132 respectively, for the benefit of the U. S. Government Securities Series.


   The agreement continues in force from year to year for all Series, provided that, with respect to each Series, the agreement must be approved at least annually by the Trustees or by vote of a majority of the outstanding voting securities of the Series. In addition, and in either event, the terms of the agreement and any renewal thereof must be approved by the vote of a majority of the Trustees who are not parties to the agreement or interested persons (as that term is defined in the Investment Company Act of 1940) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The agreement will terminate automatically if assigned and may be terminated at any time, without payment of any penalty, either by the Trust or by the Adviser, on sixty (60) days written notice. The investment advisory agreement provides that upon termination of the agreement, or at the request of the Adviser, the Trust will eliminate all reference to Phoenix from its name, and will not thereafter transact business in a name using the word Phoenix.


   For services to the Trust during the fiscal years ended October 31, 1993, 1994 and 1995, the Adviser received fees of $34,501,010, $37,915,913 and
$34,684,220 respectively under the investment advisory agreements in effect. Of these totals, the Adviser received fees from each Series as follows:

                            1993          1994          1995
Growth Series            $16,518,132   $15,246,456   14,508,081
U.S. Stock Series            908,180       987,859    1,052,902
High Yield Series            777,070     3,641,735    3,336,889
U.S. Government
  Series                      41,711     1,222,555    1,137,873
Convertible Series         1,502,598     1,564,334    1,438,064
Balanced Series           13,975,318    14,505,771   12,384,575
Money Market Series          689,919       747,203      825,836



   For the fiscal years ended October 31, 1993, 1994 and 1995, the Adviser was not reimbursed for any expenses incurred in providing services which would otherwise have been provided at the expense of the Trust.



                             BROKERAGE ALLOCATION

   In effecting portfolio transactions for the Trust, the Adviser adheres to the Trust's policy of seeking best execution and price, determined as described below, except to the extent it is permitted to pay higher brokerage commissions for "brokerage and research services" as defined herein. The Adviser may cause the Trust to pay a broker an amount of commission for effecting a securities transaction in excess of the amount of commission which another broker or dealer would have charged for effecting the transaction if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or that any offset of direct expenses of a Series yields the best net price. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include giving advice as to the value
                                      18
of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities; furnishing analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Brokerage and research services provided by brokers to the Trust or to the Adviser are considered to be in addition to and not in lieu of services required to be performed by the Adviser under its contract with the Trust and may benefit both the Trust and other clients of the Adviser. Conversely, brokerage and research services provided by brokers to other clients of the Adviser may benefit the Trust.


   The Trustees of the Trust, including a majority of disinterested Trustees, have adopted procedures which allow the Adviser to allocate a portion of the Trust's portfolio brokerage transactions to brokers affiliated with the Trust or Adviser, including, without limitation, Duff & Phelps Securities Co. In order for affiliated brokers to effect any portfolio transactions for the Trust, the commissions, fees, or other remuneration received by such brokers must be reasonable and fair compared to the commissions, fees or other remuneration paid to other non-affiliated brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.


   If the securities in which a particular Series of the Trust invests are traded primarily in the over-the-counter market, where possible the Series will deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market instruments are generally traded on a net basis and do not normally involve either brokerage commission or transfer taxes.

   The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations including, without limitation, the overall direct net economic result to the Trust (involving both price paid or received and any net commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by the Adviser in determining the overall reasonableness of brokerage commissions paid by the Trust. Some portfolio transactions are, subject to the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to obtaining best prices and executions, effected through dealers (excluding Equity Planning) who sell shares of the Trust.


   For the fiscal years ended October 31, 1993, 1994 and 1995, brokerage commissions paid by the Trust on portfolio transactions totaled $8,786,118, $10,376,253 and $10,324,000 respectively. Brokerage commissions of $9,950,835 paid during the fiscal year ended October 31, 1995, were paid on portfolio transactions aggregating $8,232,837,000 executed by brokers who provided research and other statistical and factual information. None of such commissions was paid to a broker who was an affiliated person of the Trust or an affiliated person of such a person or, to the knowledge of the Trust, to a broker an affiliated person of which was an affiliated person of the Trust, its adviser or its national distributor.



                       DETERMINATION OF NET ASSET VALUE

   The net asset value of shares of the Trust (as described on page 37 of the Prospectus) is determined once daily as of the close of trading on the New York Stock Exchange on each day during which the Exchange is open for trading. The New York Stock Exchange is scheduled to be closed for trading on the following days: New Years Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Board of Directors of the Exchange reserves the right to change this schedule as conditions warrant.

Balanced, Convertible, Growth, High Yield,
U.S. Stock Series and U.S. Government Securities Series
  In determining the value of the assets of the Balanced Series, the Convertible Series, the Growth Series, the High Yield Series, the U.S. Stock Series, and the U.S. Government Securities Series, the securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price, or, if no sales are reported--as is the case with many securities traded over-the-counter--the last reported bid price. Debt securities (other than short-term obligations, which are valued on the basis of amortized cost as defined below) are normally valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality of issue, trading characteristics and other market data. Use of the pricing service has been approved by the Trustees. All other securities and assets are valued at their fair value as determined in good faith by the Trustees although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.

Money Market Series
  The assets of the Money Market Series are valued on the basis of amortized cost absent extraordinary or unusual market conditions. Under the amortized cost method of valuation, securities are valued at cost on the date of purchase. Thereafter the value of a security is increased or decreased incrementally each day so that at maturity any purchase discount or premium is fully
                                      19
amortized and the value of the security is equal to its principal amount. Due to fluctuations in interest rates, the amortized cost value of the Money Market Series securities may at times be more or less than their market value. By using amortized cost valuation, the Money Market Series seeks to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of its portfolio securities.

   The yield on a shareholder's investment may be more or less than that which would be recognized if the Series' net asset value per share was not constant and was permitted to fluctuate with the market value of the Series' portfolio securities. However, as a result of the following procedures, it is believed that any difference will normally be minimal. The deviation is monitored periodically by comparing the Series net asset value per share as determined by using available market quotations with its net asset value per share as determined through the use of the amortized cost method of valuation. The Adviser makes such comparisons at least weekly and will advise the Trustees promptly in the event of any significant deviation. If the deviation exceeds 1/2 of 1%, the Trustees will consider what action, if any, should be initiated to provide fair valuation of the Series' portfolio securities and prevent material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, withholding dividends or utilizing a net asset value per share as determined by using available market quotations. Furthermore, the assets of the Series will not be invested in any security with a maturity of greater than 397 days, and the average weighted maturity of its portfolio will not exceed 90 days. Portfolio investments will be limited to U.S. dollar- denominated securities which present minimal credit risks and are of high quality as determined either by a major rating service or, if not rated, by the Trustees.

                              PURCHASE OF SHARES

Alternative Purchase Arrangements
  Each Series is authorized to offer two classes of shares. Shares may be purchased from investment dealers at a price equal to their net asset value per share, plus a sales charge which, at the election of the purchaser, may be imposed either (i) at the time of the purchase (the "initial sales charge alternative"), or (ii) on a contingent deferred basis (the "deferred sales charge alternative").

Class A Shares
  An investor who pays an initial sales charge or purchases at net asset value acquires Class A shares. Class A shares are subject to an ongoing distribution fee at an annual rate of up to 0.25% of the Series' aggregate average daily net assets attributable to Class A shares. Certain purchases of Class A shares qualify for reduced initial sales charges.

Class B Shares
  An investor who elects the deferred sales charge alternative acquires Class B shares. Class B shares do not incur a sales charge when they are purchased, but are subject to a sales charge if they are redeemed within six years of purchase. The deferred sales charge may be waived in connection with certain qualifying redemptions.

   Class B shares are subject to an ongoing distribution fee at an annual rate of up to 1.00% of the Series' aggregate average daily net assets attributable to Class B shares. Class B shares permit the investor's payment to be invested in full from the time the investment is made. The higher ongoing distribution fee paid by Class B shares will cause such shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shareholder's order to purchase was accepted. The purpose of the conversion feature is to eliminate the higher distribution fee after the National Distributor has been compensated for distribution expenses related to the Class B shares. See "Conversion Feature" below.

   The alternative purchase arrangement permits an investor to choose the method of purchasing shares that is more beneficial given such factors as the amount of the purchase, the length of time the investor expects to hold the shares, and whether the investor wishes to receive distributions in cash or to reinvest them in additional shares. Investors should consider whether, during the anticipated term of their investment in the Series, the accumulated continuing distribution fees and contingent deferred sale charges on Class B shares prior to conversion would be less than the initial sales charge and accumulated distribution fees on Class A shares purchased at the same time, and the extent to which such differential would be offset by the lower expenses attributable to Class A shares.

   Class A shares are subject to a lower distribution fee and, accordingly, pay correspondingly higher dividends. However, because initial sales charges are deducted at the time of purchase, Class A investors do not have all their funds invested initially and initially own fewer shares. Investors not qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time should consider purchasing Class A shares because the accumulated continuing distribution charges on Class B shares may exceed the initial sales charge on Class A shares during the term of the investment. However, such investors must weigh this consideration against the fact that, because of the initial Class A sales charges, not all of their funds will be invested initially.

   The distribution expenses incurred by the Distributor in connection with the sale of the shares will be paid, in the case of Class A shares, from the proceeds of the initial sales charge and the ongoing distribution fees and, in the case of Class B shares, from the proceeds of the ongoing distribution fees and the contingent deferred sales charge imposed upon redemptions within six years of purchase. Sales
                                      20
personnel of broker-dealers distributing a Series shares may receive differing compensation for selling Class A or Class B shares. The purpose and function of the contingent deferred sales charge and ongoing distribution fees with respect to the Class B shares are the same as those of the initial sale charge and ongoing distribution fees with respect to the Class A shares.

   Dividends paid by the Series with respect to Class A and Class B shares will be calculated in the same manner, at the same time and on the same day, except that the higher distribution fees and any incremental transfer agency costs relating to Class B shares will be borne exclusively by that Class and will result in a lower dividend.

   The Trustees of the Trust have determined that no conflict of interest will exist between the Class A and Class B shares. The Trustees shall, pursuant to their fiduciary duties under the Investment Company Act of 1940 and state law, monitor the question of Class A and Class B shares and seek to ensure that no such conflict arises.

Conversion Feature
  Class B shares include all shares purchased pursuant to the deferred sales charge alternative which have been outstanding for less than the period ending eight years after the end of the month in which the shares were purchased. At the end of this period, Class B shares will automatically convert to Class A shares and will no longer be subject to the higher distribution fees. Such conversion will be on the basis of the relative net asset value of the two classes without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to eliminate the higher distribution fee after the Distributor has been compensated for distribution expenses related to the Class B shares.

   For purposes of conversion to Class A, shares purchased through the reinvestment of dividends and distributions paid in respect of Class B shares will be considered to be held in a separate sub-account. Each time any Class B shares in the shareholder's account (other than those in the sub-account) convert to Class A, an equal pro rata portion of the Class B shares in the sub-account will also convert to Class A.


   The conversion of Class B shares to Class A shares is subject to the continuing availability of an opinion of counsel or a ruling of the Internal Revenue Service to the effect that (i) the assessment of the higher distribution fees and transfer agency costs with respect to Class B shares does not result in any dividends or distributions constituting "preferential dividends" under the Internal Revenue Code of 1986, as amended (the "Code"), and (ii) that the conversion of shares does not constitute a taxable event under federal income tax law. The Trust has not sought opinions of counsel as to these matters but has applied to the Internal Revenue Service (the "IRS") for such a ruling. While rulings similar to the one sought by the Trust as to preferential dividends have been issued previously by the IRS, complete assurance cannot be given that the Trust will receive a favorable ruling. While an adverse determination by the IRS is not expected, the Trust may be required to reassess the alternative purchase arrangement structure if the IRS does not rule favorably. In addition, were the IRS not to rule favorably, the Trust might make additional distributions if doing so would assist in complying with the Trust's general practice of distributing sufficient income to reduce or eliminate U.S. federal taxes. The conversion of Class B shares to Class A shares may be suspended if such an opinion or ruling is no longer available. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the higher distribution fee for an indefinite period which may extend beyond the period ending eight years after the end of the month in which the shares were purchased.



Purchases of Shares of the Money Market Series
  The minimum initial investment and the minimum subsequent investment for purchase of shares of the Money Market Series is set forth on page 28 of the Prospectus. Shares of the Money Market Series are sold through registered representatives of Equity Planning or through brokers or dealers with whom Equity Planning has sales agreements. (See DISTRIBUTION PLANS.) There is no sales charge on Class A shares of the Money Market Series. Class B shares of the Series are subject to applicable contingent deferred sales charges. Initial purchases of shares may also be made by mail by completing an application and mailing it directly to Phoenix Funds c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301. Subsequent purchases should be sent to State Street Bank and Trust Company. An investment is accepted when funds are credited to the purchaser. For initial investments, funds are credited not later than the second business day after receipt by the Trust of checks drawn on U.S. banks payable in U.S. funds. Subsequent investments are credited not later than the second business day after receipt by Equity Planning. Shares purchased begin earning dividends the day after funds are credited. Certified checks are not necessary.



Purchases of Shares of the Balanced, Convertible,
Growth, High Yield, and U.S. Stock Series and the
U.S. Government Securities Series
  The minimum initial investment and the minimum subsequent investment for purchase of shares of each Series is set forth on page 28 of the Prospectus. Sales of shares of the Trust are made through registered representatives of Equity Planning and through securities brokers or dealers with whom Equity Planning has sales agreements. Dealers purchase shares at a discount from the applicable offering price if they act as principal. Brokers that act as agent on behalf of their customer receive an agency fee. The maximum discount or agency fee on transactions of less than $50,000 is 4.25% of the offering price. The balance of the sales charge is retained by Equity Planning. The discount from the applicable offering price or agency fee is the same for all brokers or dealers.

   Sales of shares are made to customers of bank-affiliated securities brokers with whom Equity Planning has sales agreements. Customers purchase shares at the applicable offering price. Out of the sales charge included in the offering price the securities broker is allowed an agency fee equal to the dealer discount on a like transaction through a dealer and the balance of the sales charge is retained by Equity Planning.

   Where customers of a securities broker or dealer with whom Equity Planning has a sales agreement hold shares of a Series (except the Money Market Series) with an aggregate value of $50,000 or more, Equity Planning may pay to such securities broker or dealer from its own profits and resources (which may include payments received from the Trust under the Distribution Plans) a service fee equal to 0.25% on an annualized basis of the aggregate average daily net asset values of the shares of the Series held by customers of such securities broker or dealer.

Immediate Investment
  In order to obtain immediate investment of funds, initial and subsequent purchases of shares of any Series may also be made by wiring Federal Funds directly pursuant to the following instructions. (Federal Funds are monies held in a bank account with a Federal Reserve Bank.)

   1. For initial investments, telephone the Trust at (800) 367-5877. Certain information will be requested from you regarding the account, and an account number will be assigned.

   2. Once an account has been assigned, direct your bank to wire the Federal Funds to Equity Planning, attention of the appropriate Series of the Phoenix Series Fund. Your bank must include the account number and the name(s) in which your account is registered in its wire and also request a telephone advice. Your bank may charge you a fee for transmitting funds by wire.

   Payment in Federal Funds must be received by 4:00 p.m. for an order to be accepted on that day. If payment is received after that time, the order will not be accepted until the next business day. You should bear in mind that wire transfers may take two or more hours to complete.

   Promptly after an initial purchase by wire, the investor should complete an Account Application and mail it to Equity Planning.

                             SHAREHOLDER SERVICES


   Any shareholder desiring investment assistance or a further explanation of any Series or service may call Equity Planning at 800-243-1574.


   Open Account. As a convenience to shareholders, all shares of a Series of the Trust registered in a shareholder's name are automatically credited to an Open Account maintained for the shareholder on the books of the Trust by its transfer agent, Equity Planning. An Open Account offers the shareholder ready access to the following options and services:

   Record of Share Transactions. Each time shares are credited to or withdrawn from his Open Account the shareholder will receive a statement showing the details of the transaction and the then current balance of shares owned by him except in connection with the redemption of shares by check (see "How To Redeem Shares"). Shortly after the end of each calendar year each shareholder will receive information as to the Federal tax status of dividends and any capital gain distribution paid by the Trust with respect to the applicable Series during the year.

   Safekeeping of Shares. All shares of a Series of the Trust acquired by the shareholder will be credited to his Open Account and share certificates will not be issued unless requested. In any event share certificates will not be issued with respect to the Money Market Series. In no event will certificates representing fractional shares be issued. Certificates previously acquired may be surrendered to the transfer agent and will be canceled. The shares represented thereby will continue to be credited to the Open Account of the shareholder.

   Investing by Mail. An Open Account provides a simple and convenient way of setting up a flexible investment program for the accumulation of shares of any Series. At any time the shareholder may send to the Transfer Agent a check, payable to the order of the Series to be acquired, in the amount of at least the minimum subsequent investment for the particular Series being purchased (giving the full name or names of his account) to be used to purchase additional shares for his Open Account at the applicable offering price next determined after the check is received.

   Bank Draft Investing Program (Investo-Matic Plan). By completing the Investo-Matic Section of the New Account Application, a shareholder may authorize the bank named in the form to draw $25 or more from his personal checking account on or about the 15th day of the month, to be used to purchase additional shares for his Open Account. The amount the shareholder designates will be made available, in form payable to the order of Equity Planning, by the bank on the date the bank draws on his/her account and will be used to purchase shares at the applicable offering price. The shareholder or his or her registered representative may, by telephone or written notice, cancel or change the dollar amount being invested pursuant to the Investo-Matic Plan unless the shareholder has notified the Trust or Transfer Agent that his or her registered representative shall not have this authority.
                                      22

   Distribution Option. Each Series currently declares all income dividends and all capital gain distributions, if any, payable in shares of the Series at net asset value or, at the option of the shareholder, in cash. (The Money Market Series will normally make no capital gain distributions, since its investments will generally be made in securities which do not generate capital gains.) By exercising the distribution option, a shareholder may elect to: (1) receive both dividends and capital gain distributions in additional shares or (2) receive dividends in cash and capital gain distributions in additional shares or (3) receive both dividends and capital gain distributions in cash. If a shareholder elects to receive dividends and/or distributions in cash and the check cannot be delivered or remains uncashed by the shareholder due to an invalid address, then the dividend and/or distribution will be reinvested after the Transfer Agent has been informed that the proceeds are undeliverable. Additional shares will be purchased for the shareholder's account at the then current net asset value. Shareholders who maintain an account balance in a Series of at least $5,000, or $2,000 for tax qualified retirement benefit plans, (calculated on the basis of the net asset value of the shares held in a single account) may direct that any dividends and distributions paid with respect to shares in that account be automatically reinvested in a single account of one of the other Phoenix Funds at net asset value. Shareholders should obtain a current prospectus and consider the objectives and policies of each Series or Fund carefully before directing dividends and distributions to another Series or Fund. Reinvestment direction forms and prospectuses are available from Equity Planning. An alternate payee section has been incorporated into the application allowing distributions to be mailed to a second payee and/or address. Dividends and capital gain distributions received in shares are taxable to the shareholder and credited to the shareholder's Open Account in full and fractional shares computed at the closing net asset value on the next business day after the record date. A distribution option may be changed at any time by notifying Customer Service by telephone at 800-243-1574 or by sending a written letter signed by the registered owner(s) of the account. Requests for directing distributions to someone other than the shareholder must be made in writing with all signatures guaranteed. To be effective with respect to a particular dividend or distribution, notification of the new distribution option must be received by the transfer agent at least three days prior to the record date of such dividend or distribution. If all shares in the shareholder's account are repurchased or redeemed or transferred between the record date and the payment date of a dividend or distribution, he will receive cash for the dividend or distribution regardless of the distribution option selected.

Systematic Withdrawal Program
  The Systematic Withdrawal Program allows shareholders to periodically redeem a portion of their shares on a predetermined monthly or quarterly, semiannual or annual basis. The designated payment is made on or about the 20th day of the month. Shares are tendered for redemption by the Transfer Agent, as agent for the shareowner, on or about the 15th of the month at the closing net asset value on the date of redemption. The Systematic Withdrawal Program also provides for redemptions to be tendered on or about the 10th, 15th or 25th of the month with proceeds to be directed through Automated Clearing House (ACH) to the shareholder's bank account. In addition to the limitations stated below, withdrawals may not be less than $25 and minimum account balance requirements shall continue to apply.

   Class A shareholders participating in the Systematic Withdrawal Program must own shares of the Trust worth $5,000 or more, as determined by the then-current net asset value per share.


   To participate in the Systematic Withdrawal Program, Class B shareholders must initially own shares of the Trust worth $5,000 or more and elect to have all dividends reinvested in additional Class B Shares of the Trust. Through the Program, Class B shareholders may withdraw up to 1% of their aggregate net investments (purchases at initial value to date net of non-Program redemptions) each month or up to 3% of their aggregate net investments each quarter. Class B Share withdrawals in accordance with the Systematic Withdrawal Program will be exempt from otherwise applicable contingent deferred sales charges.


   The purchase of shares while participating in the withdrawal program will ordinarily be disadvantageous to the Class A Share investor since a sales charge will be paid by the investor on the purchase of Class A Shares at the same time other shares are being redeemed. For this reason, investors in Class A Shares may not participate in an automatic investment program while participating in the Systematic Withdrawal Program.

   Class B shareholders redeeming more shares than the percentage permitted under the Program shall be subject to any applicable contingent deferred sales charge. Accordingly, the purchase of Class B Shares will generally not be suitable for an investor who anticipates withdrawing sums in excess of the above limits.


Reinstatement Privilege
  The reinvestment privilege allows an investor who has redeemed shares of any Series (other than the Money Market Series) or shares of any other Phoenix Fund, and who has not previously exercised the privilege as to that Series or Fund, to apply the proceeds of the redemption to the purchase at net asset value (without sales charge) of Class A of shares. Information concerning the privilege will be forwarded to the investor with redemption proceeds. A written request for this privilege must be received by the Distributor within 180 days following the date of redemption of the investor's Series shares accompanied by the payment for the shares (not in excess of the redemption value). Reinvestment is at the net asset value per share of the designated Series or Fund next determined after timely receipt by Equity Planning of a reinvestment order and payment. When a loss is realized on the redemption of Series shares by an investor who reacquires shares of the same Series within a 30 day time period, under the so-called "wash sale" provisions of present Federal tax laws, the investor will be unable to recognize some or all of the loss (depending upon the percentage of the proceeds of the redemption reinvested) until the reacquired shares are redeemed or otherwise disposed of. A gain realized on such a redemption, however, is recognized at the time of redemption. The reinvestment privilege does not apply to the proceeds of the redemption of shares of the Money Market Series or to Class B shareholders who have had the contingent deferred sales charge waived through participation in the Systematic Withdrawal Program.

Tax-Sheltered Retirement Plans
  Shares of the Trust are offered in connection with the following qualified prototype retirement plans: IRA, Rollover IRA, SEP-IRA, Profit-Sharing and Money Purchase Pension Plans which can be adopted by self-employed persons ("Keogh") and by corporations, and 403(b) Retirement Plans. Write or call Equity Planning (800) 243-4361 for further information about the plans.

                               SPECIAL SERVICES

Invest-by-Phone
  This expedited investment service allows a shareholder to make an investment in an account by requesting a transfer of funds from the balance of their bank account. Once a request is phoned in, Equity Planning will initiate the transaction by wiring a request for monies to the shareholder's commercial bank, savings bank or credit union via Automated Clearing House
(ACH). The shareholder's bank, which must be an ACH member, will in turn forward the monies to Equity Planning for credit to the shareholder's account. ACH is a computer based clearing and settlement operation established for the exchange of electronic transactions among participating depository institutions.

   To establish this service, please complete an Invest-by-Phone Application and attach a voided check if applicable. Upon Equity Planning's acceptance of the authorization form (usually within two weeks) shareholders may call toll free 800-367-5877 prior to 3:00 p.m. (New York time) to place their purchase request. Instructions as to the account number and amount to be invested must be communicated to Equity Planning. Equity Planning will then contact the shareholder's bank via ACH with appropriate instructions. The purchase is normally credited to the shareholder's account the day following receipt of the verbal instructions. This service may also be used to request redemption of shares of the Money Market Series, the proceeds of which are transferred to the shareholder's bank the second day following receipt of the verbal request. The Trust may delay the mailing of a check for redemption proceeds of Trust shares purchased with a check or via Invest-by-Phone service until the Trust has assured itself that good payment has been collected for the purchase of the shares, which may take up to 15 days.

   Phoenix Series Fund and Equity Planning reserve the right to modify or terminate the Invest-by-Phone service for any reason or to institute charges for maintaining an Invest-by-Phone account.

                             HOW TO REDEEM SHARES

   Any holder of shares of any Series may require the Trust to redeem his shares at any time. In addition each Series maintains a continuous offer to repurchase its shares, and shareholders may normally sell their shares through securities dealers, who may charge customary commissions for their services.

   The redemption price will be the net asset value next computed after receipt by Equity Planning, of the share certificates, duly endorsed in the full name of the account, or, in the case of Open Accounts, a proper request duly executed in the full name of the account. The Trustees do not presently intend to make a redemption charge and shareholders will be given reasonable notice of any change in this intention. However, Class B shares are subject to a contingent deferred sales charge upon a redemption of shares within six years of the date of purchase.

   The signature must be guaranteed by an eligible guarantor institution as defined by the Transfer Agent in accordance with its signature guarantee procedures. Currently such procedures generally permit guarantees by banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A signature notarized by a notary public is not acceptable. No signature guarantee will be required, however, in the case of shares tendered for redemption if (a) the shares are registered in the names of individuals singly, jointly or as custodian under the Uniform Gifts to Minors Act and (b) the proceeds of the redemption do not exceed $50,000 and are to be paid to the registered owners(s) at the address of record. Signatures must also be guaranteed on any change of address request submitted in conjunction with a redemption request.

   Payment for shares repurchased or redeemed will be made within seven days after receipt of the duly endorsed share certificates, duly executed request if required, or telephone request if appropriate and a proper signature guarantee, if necessary. However, if the Trust is requested to redeem or repurchase shares for which it has not yet received good payment, the mailing of a check for the proceeds of the redemption or repurchase may be delayed until the Trust assures itself that good payment has been collected. With respect to shares purchased by check or via Invest-by-Phone service, payment of redemption proceeds will only be made after the Trust has assured itself that good payment has been collected for the purchase of shares, which may take up to 15 days. Although the payment may be delayed, the redemption price or repurchase price will be determined in the manner described herein.

   At the discretion of the Trustees, the Trust may, to the extent consistent with state and Federal law, make payment for shares of a particular Series repurchased or redeemed in whole or in part in securities or other assets of such Series taken at current values. The Trust has elected to pay in cash all requests for redemption by any shareholder of record, but may limit such cash in respect to each shareholder during any 90 day period to the lesser of $250,000 or 1% of the net asset value of the Trust at the beginning of such period. Should payment be made in securities, the shareholder may incur brokerage costs in converting such securities to cash. The Trust has elected to pay in cash all requests for redemption as described in the prospectus on page 34.


   The right of redemption may be suspended or the payment date postponed when the New York Stock Exchange is closed for other than customary weekend and holiday closings, or when trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission, for any period when an emergency as defined by rules of the Commission exists, or during any period when the Commission has, by order, permitted such suspension. In case of a suspension of the right of redemption, the shareholder may withdraw his request for redemption of shares prior to the next determination of net asset value after the suspension has been terminated or he will receive payment of the net asset value so determined.

   A shareholder may receive more or less than he paid for his shares, depending on the net asset value of the shares at the time they are repurchased or redeemed.

   Repurchases and redemptions may be made in the following manner:


   By Mail. When shares are held in an Open Account, the shareholder may redeem them by making written request, executed in the full name of the account, directly to Phoenix Funds, c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301. However, when certificates for shares are in the possession of the shareholder, they must be mailed or presented, duly endorsed in the full name of the account, with a written request to Equity Planning that the Trust redeem the shares.


   By Telephone. Unless a shareholder elects in writing not to participate in the Telephone Redemption Privilege, shares for which certificates have not been issued may be redeemed by calling (800) 367-5877 and telephone redemptions will also be accepted on behalf of the shareholder from his or her registered representative as described in the Prospectus. Address and bank account information will be verified, telephone redemption instructions will be recorded on tape, and all redemptions will be confirmed in writing to the shareholder. If there has been an address change within the past 60 days, a telephone redemption will not be authorized. The Trust and the Transfer Agent will employ reasonable procedures to confirm that telephone instructions are genuine. To the extent that procedures reasonable designed to prevent unauthorized telephone redemptions are not followed, the Trust and/or the Transfer Agent may be liable for following telephone instructions for redemption transactions that prove to be fraudulent. Broker/dealers other than Equity Planning have agreed to bear the risk of any loss resulting from any unauthorized telephone redemption instruction from the firm or its registered representatives. However, the shareholder would bear the risk of loss resulting from instructions entered by an unauthorized third party that the Trust and/or the Transfer Agent reasonably believe to be genuine.

   If the amount of the redemption is $500 or more, the proceeds will be wired to the designated commercial bank account in the United States. If the amount of the redemption is less than $500, the proceeds will be sent by mail to the address of record on the shareholder's account. Telephone redemption requests must be received by Equity Planning by the close of trading on the New York Stock Exchange on any day when Equity Planning is open for business. Requests made after that time or on a day when Equity Planning is not open for business cannot be accepted by Equity Planning. The proceeds of a telephone redemption will normally be sent on the first business day following receipt of the redemption request.

   However, with respect to the telephone redemption of shares purchased by check, such redemption requests will only be effected after the Trust has assured itself that good payment has been collected for the purchase of shares, which may take up to 15 days. This expedited redemption privilege is not available to HR-10, IRA and 403(b)(7) Plans. In addition to the Telephone Redemption Privilege, a shareholder may also redeem by telephone through the "Invest-by-Phone" service.

   Repurchases. The Trust also maintains a continuous offer to repurchase its shares and shareholders may normally sell their shares through securities dealers, who may charge customary commissions for their services. Unless made in connection with an exchange of shares, a request for repurchase must be placed with a broker or dealer and communicated by the broker or dealer to Equity Planning. The repurchase price will be the net asset value next determined after receipt by Equity Planning of the request, except that a repurchase order placed through a broker or dealer before the close of trading on the New York Stock Exchange on any day will be executed at the net asset value determined as of such close provided the broker or dealer communicates the order to Equity Planning prior to its close of business (normally 4:00 P.M. New York City time) on such day and subsequently confirms the order to Equity Planning in writing, time-stamping his confirmation with the time of the broker or dealer's receipt of the order. It is the responsibility of brokers or dealers to communicate such orders, and they may be liable to investors for failing to do so. Brokers or dealers may make customary charges for their services in effecting repurchases.

   The offer to repurchase may be suspended at any time. A shareholder who has submitted a repurchase request must also submit his share certificates, duly endorsed in the full name of the account, or, in the case of an Open Account, Equity Planning may require a proper request, duly executed in the full name of the account, in which case the signature must be guaranteed as discussed above.
                                      25

   By Check (U.S. Government Securities Series, High Yield Series and Money Market Series Only). Any shareholder of these Series (except Class B shareholders) may elect to redeem shares held in his Open Account by check. Checks will be sent to an investor upon receipt by Equity Planning of a completed application and signature card (attached to the application). If the signature card accompanies an individual's initial account application, the signature guarantee section of the form may be disregarded. However, the Trust reserves the right to require that all signatures be guaranteed prior to the establishment of a check writing service account. When an authorization form is submitted after receipt of the initial account application, all signatures must be guaranteed regardless of account value.

   Checks may be drawn payable to any person in an amount of not less than $500, provided that immediately after the payment of the redemption proceeds the balance in the shareholder's Open Account is $500 or more.

   When a check is presented to Equity Planning for payment, a sufficient number of full and fractional shares in the shareholder's Open Account will be redeemed to cover the amount of the check. The number of shares to be redeemed will be determined on the date the check is received by the Transfer Agent. Presently there is no charge to the shareholder for the check writing service, but this may be changed or modified in the future upon two weeks written notice to shareholders.

   The checkwriting procedure for redemption enables a shareholder to receive income accruing on the shares to be redeemed until such time as the check is presented to Equity Planning for payment. Inasmuch as canceled checks are returned to shareholders monthly, no confirmation statement is issued at the time of redemption.

   Shareholders utilizing withdrawal checks will be subject to Equity Planning's rules governing checking accounts. A shareholder should make sure that there are sufficient shares in his Open Account to cover the amount of any check drawn. If insufficient shares are in the account and the check is presented to Equity Planning on a banking day on which the Series does not redeem shares (for example, a day on which the New York Stock Exchange is closed), or if the check is presented against redemption proceeds of an investment made by check which has not been in the account for at least fifteen calendar days, the check may be returned marked "Non-sufficient Funds" and no shares will be redeemed. A shareholder may not close his account by a withdrawal check because the exact value of the account will not be known until after the check is received by Equity Planning.

                                    TAXES

   As stated in the Prospectus, it will be the policy of the Trust and of each Series that each comply with provisions of the Internal Revenue Code relieving investment companies which distribute substantially all of their net income from Federal income tax on the amounts distributed.

   The Federal tax laws also impose a four percent nondeductible excise tax on each regulated investment company with respect to an amount, if any, by which such company does not meet distribution requirements specified in such tax laws. The Trust intends that each Series will comply with such distribution requirements and thus does not expect to incur the four percent nondeductible excise tax.

   As stated in the Prospectus, the Trust believes that each of its Series will be treated as a single entity. Prior to November 1, 1986, the Trust was treated as a single entity.

   To qualify for treatment as a "regulated investment company," each Series must, among other things, derive in each taxable year at least 90 percent of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies (subject to the authority of the Secretary of the Treasury to exclude foreign currency gains which are not ancillary to the Series' principal business of investing in stock or securities or options and futures with respect to such stock or securities), or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its investing in such stock, securities, or currencies. In addition, to qualify for treatment as a "regulated investment company," each Series must derive less than 30 percent of its gross income in each taxable year from gains (without deduction for losses) from the sale or other disposition of securities held for less than three months. Accordingly, the Trust may be restricted in the selling of securities which have been held less than three months, in the writing of options on securities into which convertible securities are convertible, in the writing of options on securities which have been held for six months or less, in the writing of options which expire in less than three months and in purchasing options to terminate options written within the preceding three months.

   Income dividends and short-term capital gains distributions, whether received in shares or in cash, are treated by shareholders as ordinary income for Federal income tax purposes. Prior to January 1, 1987, income dividends were eligible for the dividends received exclusion of $100 ($200 for a joint return) available to individuals and the 85% dividends received deduction available to corporate shareholders, subject, in either case, to reduction, for various reasons, including the fact that dividends received from domestic corporations in any year were less than 95% of the distributing Series' gross income, in the case of individual distributees, or 100% of the distributing Series' gross income, in the case of corporate distributees. Any income dividends received after December 31, 1987 does not qualify for dividend exclusion on an individual tax return but corporate shareholders are eligible for a 70% dividends received deduction (80% in the case of a 20% shareholder) subject to a reduction for various reasons including the fact that dividends received from domestic corporations in any year are less than 100% of the distributing Series' gross income. Gross income includes the excess of net short-term capital gains over net long-term capital losses.

   Distributions which are designated by the Trust as long-term capital gains, whether received in shares or in cash, are taxable to shareholders as long-term capital gains (regardless of how long such person has been a shareholder) and are not eligible for the dividends received exclusion. Any loss from the sale of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain distributions paid with respect to such shares.

   Individuals are entitled to deduct "miscellaneous itemized deductions" specified in the Code only to the extent they exceed two percent of the individuals' "adjusted gross income." Effective January 1, 1988, included within the miscellaneous itemized deductions subject to the two percent "floor" are indirect deductions through certain pass-through entities such as the Series. The Secretary of the Treasury is authorized to prescribe regulations relating to the manner in which the floor will be applied with respect to indirect deductions and to the manner in which pass-through entities such as the Series will report such amounts to the individual shareholders. Individual shareholders are advised that, pursuant to these rules, they may be required to report as income amounts in excess of actual distributions made to them.

   The Trust is required to withhold for income taxes, 31% of dividends, distributions and redemption payments, if any of the following circumstances exist: i) a shareholder fails to provide the Trust with a correct taxpayer identification number ("TIN"); ii) the Trust is notified by the Internal Revenue Service that the shareholder furnished an incorrect TIN; or iii) the Trust is notified by the Internal Revenue Service that withholding is required because the shareholder failed to report the receipt of dividends or interest from other sources. Withholding may also be required for accounts with respect to which a shareholder fails to certify that i) the TIN provided is correct and ii) the shareholder is not subject to such withholding. However, withholding will not be required from certain exempt entities nor those shareholders complying with the procedures as set forth by the Internal Revenue Service. A shareholder is required to provide the Trust with a correct TIN. The trust in turn is required to report correct taxpayer identification numbers when filing all tax forms with the Internal Revenue Service. Should the IRS levy a penalty on the Trust for reporting an incorrect TIN and that TIN was provided by the shareholder, the Trust will pass the penalty onto the shareholder.

   Dividends paid by a Series from net investment income and net realized short-term capital gains to a shareholder who is a nonresident alien individual, a foreign trust or estate, a foreign corporation or a foreign partnership (a "foreign shareholder") will be subject to United States withholding tax at a rate of 30% unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Foreign shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax and any foreign taxes.

   The discussion of "Taxes" in the Prospectus, in conjunction with the foregoing, is a general and abbreviated summary of applicable provisions of the Code and Treasury regulations now in effect as currently interpreted by the courts and the Internal Revenue Service. The Code and these Regulations, as well as the current interpretations thereof, may be changed at any time by legislative, judicial, or administrative action.

   Shareholders ordinarily will also be subject to state income taxes on the dividends and distributions they receive from each Series. Shareholders are urged to consult counsel or other competent tax advisers regarding specific questions as to Federal, state or local taxes.

               THE NATIONAL DISTRIBUTOR AND DISTRIBUTION PLANS

   Phoenix Equity Planning Corporation ("Equity Planning"), which has undertaken to use its best efforts to find purchasers for shares of the Trust, serves as the National Distributor of the Trust's shares. Shares of each Series are offered on a continuous basis. Pursuant to distribution agreements for each class of shares or distribution method, the Distributor will purchase shares of the Fund for resale to the public, either directly or through securities dealers or agents, and is obligated to purchase only those shares for which it has received purchase orders. Equity Planning may also sell Trust shares pursuant to sales agreements entered into with bank-affiliated securities brokers who, acting as agent for their customers, place orders for Trust shares with Equity Planning. Although the Glass-Steagall Act prohibits banks and bank affiliates from engaging in the business of underwriting, distributing or selling securities (including mutual fund shares), banking regulators have not indicated that such institutions are prohibited from purchasing mutual fund shares upon the order and for the account of their customers. In addition, state securities laws on this issue may differ from the interpretations of federal law and banks and financial institutions may be required to register as dealers pursuant to state law. If, because of changes in law or regulations, or because of new interpretations of existing law, it is determined that agency transactions of bank-affiliated securities brokers are not permitted, the Trustees will consider what action, if any, is appropriate. It is not anticipated that termination of sales agreements with bank-affiliated securities brokers would result in a loss to their customers or a change in the net asset value per share of a Series.


   For the fiscal years ended October 31, 1993, 1994 and 1995, Equity Planning's gross commissions on sales of Trust shares totalled $10,208,723, $4,578,450 and $6,774,491 respectively. Of these gross selling commissions, $2,684,075, $1,780,450 and $856,873 respectively, were allowed to Equity Planning as dealer.

   Philip R. McLoughlin is a trustee and an officer of the Trust and a director and officer of Equity Planning. G. Jeffrey Bohne, James M. Dolan, William R. Moyer, Elizabeth R. Sadowinski, Leonard J. Saltiel, and Nancy G. Curtiss are officers of the Trust and officers of Equity Planning.

   Pursuant to a Financial Agent Agreement, Equity Planning provides bookkeeping and pricing services directly to the Trust. As compensation for such services, Equity Planning receives a quarterly fee based on the average of the aggregate daily net asset values of the Trust at an annual rate of $300 per million dollars. It is expected that the compensation to Equity Planning will be approximately equal to the cost to Equity Planning of providing the services provided for in the Financial Agent Agreement.

   In addition, pursuant to an agreement between Equity Planning, the Trust's Transfer Agent, and State Street Bank and Trust Company, State Street has been appointed subagent to perform certain shareholder servicing functions for the Trust. For performing such services State Street receives a monthly fee from Equity Planning.


   For financial agent and administrative services to the Trust during the fiscal years ended October 31, 1993, 1994 and 1995, Equity Planning received fees of $2,405,233, $2,087,779 and $1,772,342 respectively.


Distribution Plans
  To permit the use of assets of a Series to encourage activities primarily intended to result in the sale of shares of that Series, the Trust has adopted a distribution plan for all Series (except the Money Market Series) which offer shares sold subject to an initial sales charge and a distribution plan for all Series which offer shares sold subject to a contingent deferred sales load (each a "Plan" and collectively the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan for shares sold subject to an initial sales charge was adopted on August 22, 1990 by the Board of Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the Plan or any agreement related thereto (the "Rule 12b-1 Trustees"). It was approved by the shareholders of the Series on December 13, 1990. The Plan for Class B shares, including the Rule 12b-1 Trustees, was adopted by the Board of Trustees on November 17, 1993.

   The Class A and Class B Plans authorize the payment by the Trust to the Distributor of a Series' shares of amounts not exceeding 0.25% and 1.00% annually, respectively, of the Series' average daily net assets for each year elapsed after the inception of the Plan. Although under no contractual obligation to do so, the Trust intends to make such payments to the National Distributor (i) as commissions for shares sold, all or any part of which commissions will be paid by the National Distributor, upon receipt from the Trust, to others who may be other dealers or registered representatives of the Distributor, (ii) to enable the Distributor to pay to such others maintenance or other fees in respect of a Series' shares sold by them and remaining outstanding on the Trust's books during the period in respect of which the fee is paid and (iii) to enable the Distributor to pay to bank-affiliated securities brokers maintenance or other fees in respect of a Series' shares purchased by their customers and remaining outstanding on the Trust's books during the period in respect of which the fee is paid; provided, however, that payments under (ii) and (iii) are subject to limits of 0.25% and 1.00% annually of the average daily net assets of the Class A or Class B shares respectively to which the payments relate. Payments, less the portion thereof paid by the Distributor to others, may be used by the Distributor for its expenses of distribution of a Series' shares. If expenses of distribution of a Series' shares exceed payments and any sales charges retained by the Distributor, the Trust is not required to reimburse the Distributor for excess expenses; if payments and any sales charges retained by the Distributor exceed expenses of distribution of a Series' shares, the Distributor may realize a profit.

   Each Plan requires that at least quarterly the Trustees of the Trust review a written report with respect to the amounts expended under the Plan and the purposes for which such expenditures were made. While each Plan is in effect, the Trust will be required to commit the selection and nomination of candidates for Trustees who are not interested persons of the Trust to the discretion of other Trustees who are not interested persons. Each Plan continues in effect from year to year only provided such continuance is approved annually in advance by votes of the majority of both (a) the Board of Trustees of the Trust and (b) the Rule 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on the Plan and any agreements related to each Plan. No interested person of the Trust and no Trustee who is not an interested person of the Trust, as that term is defined in the Investment Company Act of 1940, has any direct or indirect financial interest in the operation of the Plans.


   The Trust's expenditures under the Plan totalled $14,636,835 for the fiscal year ended October 31, 1995. The 12b-1 payments were used for (1) compensating dealers ($13,843,228), (2) compensating sales personnel ($679,153), and (3) compensating the underwriter for marketing material ($114,454).



                              OTHER INFORMATION



   Financial information relating to the Trust is contained in the Annual Report to Shareholders for the year ended October 31, 1995 and is available by calling Equity Planning at (800) 243-4361, or by writing to Equity Planning at 100 Bright Meadow Blvd., P.O. Box 2200, Enfield, Connecticut 06083-2200. The Annual Report is incorporated into this Statement of Additional Information by reference. A copy of the Annual Report must precede or accompany this Statement of Additional Information.



Independent Accountants
  Price Waterhouse LLP with principal offices at 160 Federal Street, Boston, MA 02110, has been selected independent accountants for the Fund.

                         Annual Report to Shareholders

Chairman's
Message

Dear Shareholders:

We're pleased to provide this consolidated report for the Phoenix Series Fund, covering the twelve months ended October 31, 1995.

In addition to the summary of economic and market activity outlined below, this report includes portfolio commentary and a complete list of investments for each Phoenix Series Fund.

The Economy and the Markets

The domestic financial markets provided outstanding returns during most of this fiscal reporting period. On balance, stocks have enjoyed an ideal investment climate thus far in 1995. Moderate economic growth, low inflation and better-than-expected corporate earnings have all helped the stock market reach record highs. Over this twelve-month reporting period, the Standard & Poor's 500 Index posted an impressive total return of 26.41%.

Bonds, too, have benefited from the economy's moderate pace of growth and controlled inflation. Over this fiscal period, long-term interest rates have declined over 170 basis points, pushing bond prices up significantly. The bond market, as measured by the Lehman Brothers Aggregate Bond Index, gained 15.65% during this twelve-month period.

Outlook

While it is unlikely that 1996 will bring a repeat of the stellar gains we've seen during 1995, our outlook for financial assets remains positive. As we approach yearend, the Federal Reserve Board appears to have been successful in controlling economic growth and inflation. Federal budget problems are a growing concern at this writing; however, a definitive budget accord in Washington would be good news for the financial markets as well as the U.S. dollar. Although the Fed is expected to cut short-term interest rates once the budget issues have been resolved, we anticipate a more stable interest-rate environment in the coming year.

While the current interest-rate outlook continues to be a positive factor for the stock market, we believe corporate earnings growth has peaked. We expect to see increased market volatility as investors move to protect their gains. In our view, double-digit returns will be more difficult to attain in 1996 and successful investing will require a highly selective approach to the equity markets.

On behalf of the Phoenix Funds I want to thank you for investing with us. We look forward to continuing to serve your investment needs.

                                        Sincerely,

                                        /s/ Philip R. McLoughlin

                                        Philip R. McLoughlin, Chairman

                               Table of Contents

                                                                   Page
Equity Funds
  The Balanced Fund Series                                           1
  The Convertible Fund Series                                       10
  The Growth Fund Series                                            18
  The U.S. Stock Fund Series                                        25
Fixed Income Funds
  The High Yield Fund Series                                        32
  The U.S. Government Securities Fund Series                        40
The Money Market Fund Series                                        45
Notes to Financial Statements                                       50
Fund Features and General Information                               54

BALANCED FUND SERIES

INVESTMENT ADVISER'S REPORT

Phoenix Balanced Fund generated solid total returns for the twelve months ended October 31, 1995, attributable to a powerful stock market as well as lower long-term interest rates. For the year ended October 31, 1995, Class A shares provided a total return of 15.52% and Class B shares returned 14.68%. As a result of our defensive positioning early in the fiscal year, the Fund underperformed its balanced benchmark index return of 20.46% for the same period. All of these figures assume reinvestment of any distributions but exclude the effect of sales charges.

Over the last twelve months, stocks have benefited considerably from corporate earnings growth, declining interest rates and mild inflation. In the equity segment of the portfolio, we diversified our stock selection among all economic sectors with emphasis on health care, utilities, financials and technology. The addition of finance and technology during the summer and utilities in the fall months benefited performance.

During the fiscal year, long-term interest rates declined over 170 basis points. In the portfolio's fixed-income segment, we have reduced our exposure to the overvalued treasury market over the last three months while further diversifying into other attractive sectors of the bond market. Over the summer months, we also lengthened the average duration of the portfolio to take advantage of the declining long-term rates.

Looking forward, we are forecasting relatively flat corporate earnings growth as a whole for 1996. We also expect stable to slightly lower long-term rates and declining short-term rates by the end of 1996. Therefore, we feel financial markets are unlikely to continue this year's exceptionally strong performance in 1996. Currently, we are targeting allocation levels at 50% equity, 40% fixed income and 10% cash. This allocation is at a normal range, given the Fund's objectives and our outlook for the various markets.

INVESTOR PROFILE

Phoenix Balanced Fund is best suited for an investor seeking to supplement current income while maintaining the potential for future growth and the conservation of capital.

                       See Notes to Financial Statements

Balanced Fund Series
==================================[LINE CHART]=================================
          Phoenix
          Balanced              Balanced
          Fund--                Benchmark
          Class A   S&P 500*     Index**

1985        9525      10000      10000
1986       12676      13286      12564
1987       14038      14138      13342
1988       14338      16186      15003
1989       17292      20429      17916
1990       18107      18892      17719
1991       22861      25223      22036
1992       25094      27733      24122
1993       27582      31865      27176
1994       26678      33117      27521
1995       30818      41864      33152

Average Annual Total Returns for Periods Ending 10/31/95

                                                                 From Inception
                                                                 7/15/94 to
                                   1 Year   5 Years    10 Years  10/31/95
--------------------------------------------------------------------------------
Class A with 4.75% sales charge    10.03%   10.13%     11.90%    --
--------------------------------------------------------------------------------
Class A at net asset value         15.52%   11.20%     12.44%    --
--------------------------------------------------------------------------------
Class B with CDSC                  9.68%    --         --        8.41%
--------------------------------------------------------------------------------
Class B at net asset value         14.68%   --         --        11.40%
--------------------------------------------------------------------------------
S&P 500 Index*                     26.41%   17.25%     15.40%    26.56%
--------------------------------------------------------------------------------
Balanced Benchmark**               20.46%   13.35%     12.77%    19.30%
===============================================================================

This chart assumes an initial gross investment of $10,000 made on 10/31/85 for Class A shares. The total return for Class A shares reflects the maximum sales charge of 4.75% on the initial investment and assumes reinvestment of dividends and capital gains. Class B share performance will be greater or less than that shown based on differences in inception date, fees and sales charges. The total return for Class B shares reflects the 5% contingent deferred sales charge (CDSC), which is applicable on all shares redeemed during the 1st year after purchase and 4% for all shares redeemed during the 2nd year after purchase (scaled down to 3%--3rd year; 2%--4th and 5th year and 0% thereafter.) Returns indicate past performance, which is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

*The S&P 500 Index is an unmanaged but commonly used measure of common stock total return performance. The S&P 500's performance does not reflect sales charges.

**The Balanced Benchmark is calculated based upon the performance of the following indexes: 55% S&P 500/35% Lehman Brothers' Aggregate Bond Index/10% U.S. Treasury Bills and is produced by Frank Russell Company. The index's performance does not reflect sales charges.

                      See Notes to Financial Statements

INVESTMENTS AT OCTOBER 31, 1995

                                       STANDARD
                                       & POOR'S      PAR
                                        RATING      VALUE
                                    (Unaudited)     (000)        VALUE
U.S. GOVERNMENT SECURITIES--30.9%
U.S. Treasury Bonds--9.4%
 U.S. Treasury Bonds 7.875%, '04          AAA    $ 39,000    $ 43,931,550
 U.S. Treasury Bonds 6.50%, '05           AAA       4,770       4,938,433
 U.S. Treasury Bonds 7.50%, '05           AAA      94,800     104,529,324
 U.S. Treasury Bonds 7.50%, '16           AAA      60,000      67,532,400
                                                               -----------
                                                              220,931,707
                                                               -----------
U.S. Treasury Notes--20.0%
 U.S. Treasury Notes 4.625%, '96          AAA      54,000      53,845,020
 U.S. Treasury Notes 4.75%, '98           AAA      45,000      43,892,550
 U.S. Treasury Notes 5.125%, '98          AAA      20,825      20,570,935
 U.S. Treasury Notes 7.125%, '98          AAA      12,000      12,458,640
 U.S. Treasury Notes 5.875%, '99          AAA      32,000      32,130,240
 U.S. Treasury Notes 6.375%, '99          AAA      80,000      81,584,800
 U.S. Treasury Notes 7%, '99              AAA      74,900      77,746,200
 U.S. Treasury Notes 6.875%, '00          AAA     146,600     152,562,222
                                                               -----------
                                                              474,790,607
                                                               -----------
Agency Mortgage-Backed
  Securities--1.5%
 GNMA 6.50%, '23-'24                    AAA        35,475      34,488,660
                                                               -----------
TOTAL U.S. GOVERNMENT SECURITIES
 (Identified cost $711,605,756)                               730,210,974
                                                               -----------
NON-CONVERTIBLE BONDS--1.5%
Non-Agency Mortgage-Backed Securities--1.5%
 Lehman Commercial Conduit 95-C2 B
  7.18%, '05 (f)                        AA          6,092       6,195,076
 Merrill Lynch Mortgage, Inc.,
  95-C2 B 7.53%, '21                    AA((d))     3,397       3,458,833
 Resolution Trust Corp. 93-C1, B
  8.75%, '24                            Aa((d))     5,675       5,875,398
 Resolution Trust Corp. 95-C1, A5
  6%, '27                               Aaa((d))    6,707       6,664,629
 Resolution Trust Corp. 95-C1, B
  6.90%, '27                            Aa((d))     6,900       6,811,594
 Resolution Trust Corp. 95-2, M2
  7%, '29                               Aa((d))     5,978       5,945,750
                                                               -----------
TOTAL NON-CONVERTIBLE BONDS
 (Identified cost $34,755,317)                                 34,951,280
                                                               -----------
FOREIGN NON-CONVERTIBLE BONDS--2.0%
Argentina--0.2%
 Republic of Argentina Discount
  L-GL Euro 6.875%, '23 (f)             BB-         5,000       2,821,875
 Republic of Argentina Par L-GP 5%,
  '23 (f)                               B           6,000       2,868,750
                                                               -----------
                                                                5,690,625
                                                               -----------
Brazil--0.3%
 Republic of Brazil Discount Series
  Z-L Euro 6.8125%, '24 (f)             NR          5,000       2,981,250
 Republic of Brazil Par Z-L Euro
  4.25%, '24 (f)                        NR          6,200       3,010,875
                                                               -----------
                                                                5,992,125
                                                               -----------
Mexico--0.2%
 United Mexican Discount B Euro
  7.1875%, '19 (e) (f)                  BB       $  8,500    $  5,684,375
                                                               -----------
Philippines--0.3%
 Bank of Philippines PCIR Euro
  5.75%, '17 (f)                        BB          8,000       5,865,000
                                                               -----------
Poland--1.0%
 Poland Global Reg. Par Euro 2.75%,
  '24 (f)                               NR         54,700      24,204,750
                                                               -----------
TOTAL FOREIGN NON-CONVERTIBLE BONDS
 (Identified cost $48,324,003)                                 47,436,875
                                                               -----------
MUNICIPAL BONDS--1.7%
California--0.4%
 Long Beach, CA Pension Obligation
  6.87%, '06                            AAA         3,090       3,091,112
 N. California Power Agency Rev.
  Ser. A 5.50%, '24                     AAA         5,555       5,361,186
                                                               -----------
                                                                8,452,298
                                                               -----------
Florida--0.8%
 Florida Board of Education Series
  E 5.25%, '23                          AA          6,060       5,667,676
 Miami Beach, FL Spec. Oblig.
  Taxable 8.60%, '21                    AAA        11,675      12,967,772
                                                               -----------
                                                               18,635,448
                                                               -----------
New York--0.1%
 New York State Power Rev. Series
  CC 5.25%, '18                         AA-         2,780       2,616,647
                                                               -----------
South Carolina--0.2%
 South Carolina Public Service Rev.
  Ser. C 5.125%, '21                    A+          2,225       2,000,119
 South Carolina Public Service Ser.
  C 5%, '25                             AAA         4,620       4,090,964
                                                               -----------
                                                                6,091,083
                                                               -----------
Utah--0.2%
 Intermountain Power, Utah Series A
  5%, '23                               AA-         5,475       4,874,722
                                                               -----------
TOTAL MUNICIPAL BONDS
 (Identified cost $40,251,378)                                 40,670,198
                                                               -----------
CONVERTIBLE BONDS--2.8%
Airlines--0.5%
 Delta Airlines, Inc. Cv. 3.23%,
  '03                                   B+         14,000      12,285,000
                                                               -----------
Computer Software & Services--0.3%
 Softkey SDCV 144A 5.50%, '00 (c)       NR          9,250       7,816,250
                                                               -----------
Professional Services--0.5%
 Automatic Data Processing, Inc.
  Cv. 0%, '12                           AA         25,000      11,625,000
                                                               -----------

Retail--0.6%
 Federated Department Stores Cv.
  5%, '03                               BB-       $ 3,800    $  3,695,500
 Staples, Inc. SDCV 144A 4.50%, '00
  (c)                                   B+         10,000      10,300,000
                                                               -----------
                                                               13,995,500
                                                               -----------
Utility--Telephone--0.9%
 U.S. West, Inc. Euro Cv. 0%, '11       A          62,000      20,692,500
                                                               -----------
TOTAL CONVERTIBLE BONDS
 (Identified cost $67,287,247)                                 66,414,250
                                                               -----------

                                                   SHARES
CONVERTIBLE PREFERRED STOCKS--1.4%
Computer Software & Services--0.6%
 General Motors Corp. $3.25 Cv. Pfd.              200,000      13,400,000
                                                               ------------
Diversified Financial Services--0.5%
 Time Warner Financing $1.24 Cv. Pfd. PERCS       350,000      11,200,000
                                                               ------------
Telecommunications Equipment--0.3%
 MFS Communications Cv. Pfd. 8% DECS              186,000       7,347,000
                                                               ------------
TOTAL CONVERTIBLE PREFERRED STOCKS
 (Identified cost $28,578,477)                                 31,947,000
                                                               ------------
COMMON STOCKS--47.1%
Aerospace & Defense--0.6%
 Boeing Company                                   200,000      13,125,000
                                                               ------------
Banks--3.5%
 Bankers Trust New York Corp.                     125,900       8,026,125
 Barnett Banks, Inc.                              100,000       5,525,000
 Boatmen's Bancshares, Inc.                       200,000       7,600,000
 Chase Manhattan Corp.                            405,000      23,085,000
 Citicorp                                         250,000      16,218,750
 Great Western Financial Corp.                    600,000      13,575,000
 Signet Banking Corp.                             200,000       4,750,000
 UJB Financial Corp.                              150,000       4,781,250
                                                               ------------
                                                               83,561,125
                                                               ------------
Chemical--2.5%
 IMC Global, Inc.                                 200,000      14,000,000
 Monsanto Co.                                     250,000      26,187,500
 W. R. Grace & Co.                                350,000      19,512,500
                                                               ------------
                                                               59,700,000
                                                               ------------
Computer Software & Services--2.2%
 America Online, Inc. (b)                         150,000      12,000,000
 Computer Sciences Corp. (b)                      175,000      11,703,125
 Oracle Systems Corp. (b)                         450,000      19,631,250
 UUNET Technologies, Inc. (b)                     150,000       9,112,500
                                                               ------------
                                                               52,446,875
                                                               ------------
Conglomerates--2.0%
 AlliedSignal, Inc.                               250,000      10,625,000
 ITT Corp.                                        150,000      18,375,000
 Tyco International Ltd.                          300,000      18,225,000
                                                               ------------
                                                               47,225,000
                                                               ------------

                                                   SHARES        VALUE
Cosmetics & Soaps--1.2%
 Procter & Gamble Co.                             350,000     $ 28,350,000
                                                              ------------
Diversified Financial Services--2.6%
 American Express Co.                             400,000       16,250,000
 Dean Witter Discover & Co.                       225,000       11,193,750
 Merrill Lynch & Company, Inc.                     72,000        3,996,000
 MGIC Investment Corp.                            250,000       14,218,750
 Travelers Group, Inc.                            325,000       16,412,500
                                                              ------------
                                                                62,071,000
                                                              ------------
Electrical Equipment--1.2%
 General Electric Co.                             250,000       15,812,500
 Linear Technology Corp.                          275,000       12,031,250
                                                              ------------
                                                                27,843,750
                                                              ------------
Engineering & Construction--0.8%
 Fluor Corp.                                      350,000       19,775,000
                                                              ------------
Entertainment, Leisure & Gaming--1.6%
 Viacom, Inc. Class B (b)                         450,000       22,500,000
 Walt Disney Co.                                  250,000       14,406,250
                                                              ------------
                                                                36,906,250
                                                              ------------
Food--0.5%
 Nabisco Holdings Corp. Class A                   400,000       10,750,000
                                                              ------------
Healthcare--Drugs--4.0%
 Amgen, Inc. (b)                                  400,000       19,200,000
 Chiron Corp. (b)                                 155,000       14,105,000
 Genzyme Corp.                                    300,000       17,475,000
 Pfizer, Inc.                                     200,000       11,475,000
 Upjohn Co.                                       425,000       21,568,750
 Watson Pharmaceuticals, Inc. (b)                 250,000       11,187,500
                                                              ------------
                                                                95,011,250
                                                              ------------
Hospital Management & Services--1.1%
 United Healthcare Corp.                          250,000       13,281,250
 Vencor, Inc. (b)                                 455,500       12,640,125
                                                              ------------
                                                                25,921,375
                                                              ------------
Insurance--2.4%
 Aetna Life & Casualty Co.                        225,000       15,834,375
 American International Group, Inc.               175,000       14,765,625
 Cigna Corp.                                      200,000       19,825,000
 SunAmerica, Inc.                                 100,000        6,225,000
                                                              ------------
                                                                56,650,000
                                                              ------------
Lodging & Restaurants--1.2%
 Boston Chicken (b)                               502,000       16,973,875
 Starbucks Corp. (b)                              300,000       11,775,000
                                                              ------------
                                                                28,748,875
                                                              ------------
Machinery--0.6%
 Case Corp.                                       350,000       13,343,750
                                                              ------------
Medical Products & Supplies--0.9%
 Baxter International, Inc.                       575,000       22,209,375
                                                              ------------
Office & Business Equipment--0.7%
 Sun Microsystems, Inc. (b)                       200,000       15,600,000
                                                              ------------
Oil--1.1%
 Chevron Corp.                                    250,000       11,687,500
 Mobil Corp.                                      150,000       15,112,500
                                                              ------------
                                                                26,800,000
                                                              ------------

Oil Service & Equipment--1.2%
 Halliburton Co.                                  400,000   $   16,600,000
 Schlumberger Ltd.                                200,000       12,450,000
                                                              ------------
                                                                29,050,000
                                                              ------------
Paper & Forest Products--0.5%
 Kimberly-Clark Corp.                             175,000       12,709,375
                                                              ------------
Professional Services--1.5%
 First Data Systems Corp.                         200,000       13,225,000
 Fritz Cos., Inc. (b)                             250,000        8,750,000
 Manpower, Inc.                                   450,000       12,206,250
                                                              ------------
                                                                34,181,250
                                                              ------------
Retail--1.9%
 Federated Department Stores, Inc. (b)            850,000       21,568,750
 Office Depot, Inc. (b)                           800,000       22,900,000
                                                              ------------
                                                                44,468,750
                                                              ------------
Retail--Drug--0.5%
 General Nutrition Companies, Inc. (b)            500,000       12,437,500
                                                              ------------
Telecommunications Equipment--2.0%
 Bay Networks, Inc. (b)                           225,000       14,906,250
 cisco Systems, Inc. (b)                          175,000       13,562,500
 StrataCom, Inc. (b)                              175,000       10,762,500
 U.S. West Communications Group (b)               310,800        8,896,650
                                                              ------------
                                                                48,127,900
                                                              ------------
Tobacco--1.1%
 Philip Morris Companies, Inc.                    300,000       25,350,000
                                                              ------------
Utility--Electric--4.3%
 Allegheny Power Systems, Inc.                    500,000       13,187,500
 FPL Group, Inc.                                  300,000       12,562,500
 Illinova Corp.                                   475,000       13,478,125
 Pinnacle West Capital Corp.                      475,000       13,062,500
 Portland General Corp.                           500,000       13,562,500
 Texas Utilities Co.                              375,000       13,781,250
 Unicom Corp.                                     650,000       21,287,500
                                                              ------------
                                                               100,921,875
                                                              ------------
Utility--Telephone--3.4%
 AT&T Corp.                                       425,000       27,200,000
 Ameritech Corp.                                  300,000       16,200,000
 MCI Communications Corp.                         800,000       19,950,000
 SBC Communications, Inc.                         300,000       16,762,500
                                                              ------------
                                                                80,112,500
                                                              ------------
TOTAL COMMON STOCKS
 (Identified cost $1,002,208,150)                            1,113,397,775
                                                              ------------
FOREIGN COMMON STOCKS--1.3%
United Kingdom--0.8%
Healthcare--Diversified--0.8%
 Smithkline Beecham PLC ADR                       375,000       19,453,125
                                                              ------------
Netherlands--0.5%
Oil--0.5%
 Royal Dutch Petroleum Co. ADR                    100,000       12,287,500
                                                              ------------
TOTAL FOREIGN COMMON STOCKS
 (Identified cost $29,598,905)                                  31,740,625
                                                              ------------
TOTAL LONG-TERM INVESTMENTS--88.7%
 (Identified cost $1,962,609,233)                            2,096,768,977
                                                              ------------

                                       STANDARD
                                       & POOR'S      PAR
                                        RATING      VALUE
                                    (Unaudited)     (000)         VALUE
SHORT-TERM OBLIGATIONS--8.7%
Commercial Paper--6.0%
 Emerson Electric 5.70%, 11-1-95         A-1+     $ 16,865    $ 16,865,000
 Philip Morris Cos. 5.72%, 11-1-95       A-1         5,000       5,000,000
 Goldman Sachs 5.73%, 11-2-95            A-1+       12,320      12,318,039
 E.I. DuPont de Nemours 5.72%,
  11-3-95                                A-1+        6,468       6,465,945
 McDonald's Corp. 5.70%, 11-3-95         A-1+       12,300      12,296,105
 Pfizer, Inc. 5.70%, 11-3-95             A-1+        3,519       3,517,886
 Unilever Capital Corp. 5.67%,
  11-8-95                                A-1+        7,910       7,901,279
 Coca Cola Co. 5.71%, 11-10-95           A-1+       10,000       9,985,725
 General Electric Capital Corp.
  5.73%, 11-10-95                        A-1+        6,895       6,885,123
 Kimberly-Clark 5.70%, 11-10-95          A-1+        1,505       1,502,855
 First Deposit Funding Trust 5.72%,
  11-13-95                               A-1+        5,000       4,990,467
 Wal-Mart Stores 5.70%, 11-13-95         A-1+        4,560       4,551,336
 Wal-Mart Stores 5.75%, 11-13-95         A-1+        2,200       2,195,783
 Kimberly-Clark Corp. 5.73%,
  11-16-95                               A-1+        6,885       6,868,562
 H.J. Heinz Co. 5.73%, 11-17-95          A-1        14,970      14,931,876
 Wal-Mart Stores 5.70%, 11-17-95         A-1+        3,280       3,271,691
 Warner-Lambert 5.70%, 11-30-95          A-1+        5,000       4,977,042
 Coca Cola Co. 5.68%, 12-11-95           A-1+        3,500       3,477,911
 Minnesota Mining & Manufacturing
  5.67%, 12-13-95                        A-1+        3,685       3,660,624
 E.I. DuPont de Nemours 5.64%,
  2-9-96                                 A-1+        5,000       4,919,600
 Exxon Imperial U.S. Inc. 5.65%,
  2-9-96                                 A-1+        5,000       4,919,600
                                                                -----------
                                                               141,502,449
                                                                -----------

                                                 PAR
                                                VALUE
                                                (000)            VALUE
Federal Agency Securities--0.8%
 Federal Farm Credit Bank 6.33%,
  11-1-95                                     $ 7,000         $  7,000,000
 Federal Home Loan Banks 5.82%,
  11-1-95                                       5,365            5,365,000
 Federal Home Loan Banks 5.85%,
  11-1-95                                       7,175            7,175,000
                                                               ------------
                                                                19,540,000
                                                               ------------
Federal Agency--Variable--1.9%
 Student Loan Marketing Assn. 5.60%, 11-9-95   16,500           16,500,000
 Student Loan Marketing Assn. 5.65%, 1-11-96    9,500            9,500,000
 Federal National Mortgage Assn. 5.55%,
  2-16-96                                      13,000           13,000,000
 Student Loan Marketing Assn. 5.80%, 3-20-96    5,000            5,006,250
                                                               ------------
                                                                44,006,250
                                                               ------------

                                                                VALUE
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $205,050,107)                             $  205,048,699
                                                              -------------
TOTAL INVESTMENTS--97.4%
 (Identified cost $2,167,659,340)                            2,301,817,676(a)
 Cash & receivables, less
  liabilities--2.6%                                             60,593,881
                                                              -------------
NET ASSETS--100.0%                                          $2,362,411,557
                                                              =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $152,402,459 and gross depreciation of $18,154,694 for income tax purposes. At October 31, 1995, the aggregate cost of securities for federal income tax purposes was $2,167,569,911.

(b) Non-income producing.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1995, these securities amounted to a value of $18,116,250 or 0.8% of net assets.

(d) As rated by Moody's, Fitch or Duff and Phelps.

(e) Mexico Value Recovery Euro Rights (13,076,000 shares) incorporated as a unit.

(f) Variable or step coupon bond; interest rate shown reflects the rate currently in effect.

ADR--American Depository Receipt

STATEMENT OF ASSETS AND LIABILITIES
                               OCTOBER 31, 1995

Assets
Investment securities at value
  (Identified cost $2,167,659,340)                       $2,301,817,676
Cash                                                              4,144
Receivables
 Investment securities sold                                  76,423,482
 Fund shares sold                                             1,062,941
 Dividends and interest                                      14,172,726
                                                            -----------
  Total Assets                                            2,393,480,969
                                                            -----------

Liabilities
Payables
 Investment securities purchased                             25,396,603
 Fund shares repurchased                                      3,162,875
 Investment advisory fee                                      1,034,490
 Financial agent fee                                             60,473
 Transfer agent fee                                             604,921
 Distribution fee                                               514,583
 Trustees' fee                                                    6,185
Accrued expenses                                                289,282
                                                            -----------
  Total Liabilities                                          31,069,412
                                                            -----------
Net Assets                                               $2,362,411,557
                                                            ===========

Net Assets Consist of:
Capital paid in on shares of beneficial interest         $2,095,717,933
Undistributed net investment income                           8,469,986
Accumulated net realized gains                              124,065,302
Net unrealized appreciation                                 134,158,336
                                                            -----------
Net Assets                                               $2,362,411,557
                                                            ===========
Class A
Shares of beneficial interest outstanding,
  $1 par value, unlimited authorization
  (Net Assets $2,345,440,478)                               137,616,233

Net asset value per share                                        $17.04
Offering price per share
 $17.04/(1-4.75%)                                                $17.89

Class B
Shares of beneficial interest outstanding,
  $1 par value, unlimited authorization
  (Net Assets $16,971,079)                                      997,494

Net asset value and offering price per share                     $17.01

STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1995

Investment Income
Dividends                                                  $ 20,163,910
Interest                                                     83,637,626
                                                              ----------
   Total Investment Income                                  103,801,536
                                                              ----------

Expenses
Investment advisory fee                                      12,384,575
Distribution fee--Class A                                     6,018,974
Distribution fee--Class B                                       112,045
Financial agent fee                                             725,638
Transfer agent                                                4,495,037
Printing                                                        379,206
Custodian                                                       253,381
Registration                                                    128,094
Professional                                                     72,528
Trustees                                                         16,250
Miscellaneous                                                   158,471
                                                              ----------
   Total Expenses                                            24,744,199
                                                              ----------
Net Investment Income                                        79,057,337
                                                              ----------

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                             146,551,737
Net realized loss on foreign currency transactions             (885,716)
Net unrealized appreciation on investments                  118,762,724
                                                              ----------
Net gain on investments                                     264,428,745
                                                              ----------
Net increase in net assets resulting from operations       $343,486,082
                                                              ==========

STATEMENT OF CHANGES IN NET ASSETS
                                               Year Ended       Year Ended
                                               October 31,     October 31,
                                                  1995             1994
                                              ------------    --------------
From Operations
 Net investment income                       $   79,057,337   $   87,250,254
 Net realized gain (loss)                       145,666,021      (19,567,118)
 Net unrealized appreciation
  (depreciation)                                118,762,724     (168,056,299)
                                                 ----------     ------------
 Increase (decrease) in net assets
  resulting from operations                     343,486,082     (100,373,163)
                                                 ----------     ------------
From Distributions to Shareholders
 Net investment income--Class A                 (77,388,590)     (89,537,401)
 Net investment income--Class B                    (288,920)         (17,100)
 Net realized gains--Class A                       --            (72,968,988)
                                                 ----------     ------------
Decrease in net assets from distributions
  to shareholders                               (77,677,510)    (162,523,489)
                                                 ----------     ------------
From Share Transactions
Class A
 Proceeds from sales of shares (12,302,449
  and 26,264,536 shares, respectively)          194,015,940      413,622,592
 Net asset value of shares issued from
  reinvestment of distributions
  (4,436,794 and 9,219,394 shares,
  respectively)                                  70,169,584      145,320,869
 Cost of shares repurchased (49,930,419
  and 52,564,857 shares, respectively)         (784,885,316)    (820,252,365)
                                                 ----------     ------------
Total                                          (520,699,792)    (261,308,904)
                                                 ----------     ------------
Class B
 Proceeds from sales of shares (769,217
  and 308,090 shares, respectively)              12,085,660        4,693,331
 Net asset value of shares issued from
  reinvestment of distributions
  (16,234 and 1,035 shares, respectively)           261,080           15,630
 Cost of shares repurchased (91,818 and
  5,264 shares, respectively)                    (1,481,587)         (79,998)
                                                 ----------     ------------
Total                                            10,865,153        4,628,963
                                                 ----------     ------------
 Decrease in net assets from share
  transactions                                 (509,834,639)    (256,679,941)
                                                 ----------     ------------
 Net decrease in net assets                    (244,026,067)    (519,576,593)
Net Assets
 Beginning of period                          2,606,437,624    3,126,014,217
                                                 ----------     ------------
 End of period (including undistributed
  net investment income of $8,469,986 and
  $8,294,783, respectively)                  $2,362,411,557   $2,606,437,624
                                                 ==========     ============

FINANCIAL HIGHLIGHTS
   (Selected data for a share outstanding throughout the indicated period)

                                               Class A
                         -----------------------------------------------------
                                        Year Ended October 31,
                          1995        1994       1993       1992       1991
                         -------     -------    -------    -------  ---------
Net asset value,
  beginning of
  period                 $15.23      $16.64      $15.92      $16.05     $13.86
Income from
  investment
  operations
 Net investment
  income                   0.52        0.48        0.46        0.52       0.62
 Net realized and
  unrealized gain
  (loss)                   1.80       (1.01)       1.08        0.92       2.84
                          ------      ------      ------      ------     -------
  Total from
  investment
  operations               2.32       (0.53)       1.54        1.44       3.46
                          ------      ------      ------      ------     -------
Less distributions
 Dividends from net
  investment income       (0.51)      (0.49)      (0.46)      (0.54)     (0.64)
 Dividends from net
  realized gains           --         (0.39)      (0.36)      (1.03)     (0.63)
                          ------      ------      ------      ------     -------
  Total
  distributions           (0.51)      (0.88)      (0.82)      (1.57)     (1.27)
                          ------      ------      ------      ------     -------
Change in net asset
  value                    1.81       (1.41)       0.72       (0.13)      2.19
                          ------      ------      ------      ------     -------
Net asset value,
  end of period          $17.04      $15.23      $16.64      $15.92     $16.05
                          ======      ======      ======      ======     =======
Total return((1))         15.52%      -3.28%       9.92%       9.77%     26.26%
Ratios/supplemental
  data:
Net assets, end of
  period
  (thousands)        $2,345,440  $2,601,808  $3,126,014  $2,146,726   $941,754
Ratio to average
  net assets of:
 Operating
  expenses                 1.02%       0.96%       0.95%       0.98%      0.98%
 Net investment
  income                   3.27%       3.03%       2.88%       3.55%      4.22%
Portfolio turnover          197%        159%        130%        136%       196%

                                  Class B
                         ---------------------------
                            Year           From
                           Ended         Inception
                        October 31,     7/15/94 to
                            1995         10/31/94
                        -----------    -------------
Net asset value,
  beginning of
  period                   $15.23         $15.27
Income from
  investment
  operations
 Net investment
  income                     0.40           0.09
 Net realized and
  unrealized gain
  (loss)                     1.80          (0.04)
                           ---------    -----------
  Total from
  investment
  operations                 2.20           0.05
                           ---------    -----------
Less distributions
 Dividends from net
  investment income         (0.42)         (0.09)
 Dividends from net
  realized gains             --              --
                           ---------    -----------
  Total
  distributions             (0.42)         (0.09)
                           ---------    -----------
Change in net asset
  value                      1.78          (0.04)
                           ---------    -----------
Net asset value, end
  of period                $17.01         $15.23
                           =========    ===========
Total return((1))           14.68%          0.34%((3))
Ratios/supplemental
  data:
Net assets, end of
  period (thousands)      $16,971         $4,629
Ratio to average net
  assets of:
 Operating expenses          1.78%          1.65%((2))
 Net investment
  income                     2.46%          2.36%((2))
Portfolio turnover            197%           159%

((1)) Maximum sales load is not reflected in the total return calculation.

((2)) Annualized

((3)) Not annualized

CONVERTIBLE FUND SERIES

INVESTMENT ADVISER'S REPORT

Throughout 1995, we have seen considerable improvement in the performance of the convertible market as compared with 1994. This is a result of the strength in both the stock and bond markets throughout the year. For the 12 months ended October 31, 1995, the Convertible Fund's Class A shares produced a total return of 11.45% and Class B shares returned 10.59%. For the same period, the market returned 15.46%, as measured by the CS First Boston Convertible Securities Index. All these figures assume reinvestment of any distributions but exclude the effect of sales charges.

Throughout the fiscal year, we have maintained a moderately aggressive equity posture, and despite the Fund's conservative nature and relatively low risk profile, solid absolute gains have been achieved. Some of our holdings in the financial sector, particularly our exposure to the multi-line insurance companies, have greatly benefited performance. The portfolio's exposure to our 21st Century Medicine theme has also performed well, with the biotechnology holdings contributing meaningfully.

Phoenix Convertible Fund continues to seek low risk participation in the equity markets with an emphasis on preservation of capital in difficult market environments. In doing so, we remain committed to investing in a diverse set of securities which emphasize higher quality, seasoned companies.

Moving forward, we will continue to focus on our Deregulating Financial Services, Deregulating Media, and 21st Century Medicine themes. We also believe that our Rising Energy Demand theme offers significant opportunity and have recently increased exposure to the U.S. natural gas industry, which we believe will benefit from strong demand and improving industry fundamentals.

INVESTOR PROFILE

Phoenix Convertible Fund is best suited for an investor seeking to supplement current income while maintaining the potential for growth.

======================================LINE CHART===============================
                         First Boston
                         Convertible
           Convertible    Securities
          Fund--Class A    Index**     S&P 500*

1985         9525           10000       10000
1986        11967           12541       13286
1987        13072           12328       14138
1988        13713           14129       16186
1989        16021           15901       20429
1990        16397           14067       18892
1991        19015           18838       25223
1992        21634           21750       27733
1993        24355           27089       31865
1994        23995           26605       33117
1995        26743           30718       41864


Average Annual Total Returns for Periods Ending 10/31/95

                                                               From Inception
                                                                  7/15/94 to
                                 1 Year    5 Years   10 Years      10/31/95
--------------------------------------------------------------------------------
Class A with 4.75% sales charge   6.14%     9.19%    10.33%         --
--------------------------------------------------------------------------------
Class A at net asset value       11.45%    10.26%    10.87%         --
--------------------------------------------------------------------------------
Class B with CDSC                 5.59%     --         --           5.44%
--------------------------------------------------------------------------------
Class B at net asset value       10.59%     --         --           8.46%
--------------------------------------------------------------------------------
S&P 500 Index*                   26.41%    17.25%    15.40%        26.56%
--------------------------------------------------------------------------------
First Boston Convertible Index** 15.46%    16.91%    11.88%        15.05%
===============================================================================

This chart assumes an initial gross investment of $10,000 made on 10/31/85 for Class A shares. The total return for Class A shares reflects the maximum sales charge of 4.75% on the initial investment and assumes reinvestment of dividends and capital gains. Class B share performance will be greater or less than that shown based on differences in inception date, fees and sales charges. The total return for Class B shares reflects the 5% contingent deferred sales charge (CDSC), which is applicable on all shares redeemed during the 1st year after purchase and 4% for all shares redeemed during the 2nd year after purchase (scaled down to 3%--3rd year; 2%--4th and 5th year and 0% thereafter). Returns indicate past performance, which is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

*The S&P 500 Index is an unmanaged but commonly used measure of common stock total return performance. The S&P 500's performance does not reflect sales charges.

**The First Boston Convertible Securities Index is an unmanaged but commonly used index that tracks the returns of 250 to 300 convertible bonds and preferreds rated B- or better by Standard and Poor's. The index's performance does not reflect sales charges.

See Notes to Financial Statements

                       INVESTMENTS AT OCTOBER 31, 1995

                                    STANDARD
                                    & POOR'S     PAR
                                     RATING     VALUE
                                 (Unaudited)    (000)       VALUE
                                     --------    -----   -------------
CONVERTIBLE BONDS--63.5%
Advertising--1.2%
 Interpublic Group Euro. Cv.
  3.75%, '02                          NR      $ 2,000    $  1,795,000
 Interpublic Group SDCV 144A
  3.75%, '02 (c)                      NR        1,000         897,500
                                                           -----------
                                                            2,692,500
                                                           -----------
Banks--1.2%
 Mitsubishi Bank Global Cv. 3%,
  '02                                 AA-       2,500       2,584,375
                                                           -----------
Computer Software & Services--1.4%
 Softkey SDCV 144A 5.50%, '00
  (c)                                 NR        2,000       1,690,000
 Spectrum Holobyte Cv. 144A
  6.50%, '02 (c)                      NR        1,500       1,387,500
                                                           -----------
                                                            3,077,500
                                                           -----------
Conglomerates--2.8%
 Hanson America, Inc. Cv. 144A
  2.39%, '01 (c)                      A+        7,800       6,337,500
                                                           -----------
Electrical Equipment--0.9%
 General Signal Corp. Cv. 5.75%,
  '02                                 A-        2,000       2,072,500
                                                           -----------
Electronics--0.3%
 VLSI Technology Cv. 8.25%, '05       B           750         710,625
                                                           -----------
Entertainment, Leisure & Gaming--7.2%
 Comcast Corp. Cv. 3.375%,
  '05 (e)                             B+        5,000       4,750,000
 Comcast Corp. Cv. 1.125%, '07        B+       10,700       5,376,750
 Time Warner, Inc. Cv. 8.75%,
  '15                                 BB+       4,088       4,236,397
 Turner Broadcasting Cv. 144A
  0%, '07 (c)                         BB-       4,000       1,785,000
                                                           -----------
                                                           16,148,147
                                                           -----------
Food--2.2%
 Grand Metropolitan PLC Cv. 144A
  6.50%, '00 (c)                      A+        4,250       4,823,750
                                                           -----------
Healthcare--Diversified--4.4%
 Roche Holdings, Inc. Cv. 144A
  0%, '10 (c)                         NR       24,000       9,810,000
                                                           -----------
Healthcare--Drugs--4.7%
 Chiron Corp. Cv. 144A 1.90%,
  '00 (c)                             BBB+      6,500       5,939,375
 Genzyme Corp. Cv. 6.75%, '01         B+        2,000       2,375,000
 Sandoz Capital BVI, Ltd. Cv.
  144A 2%, '02 (c)                    NR        2,100       1,858,500
                                                           -----------
                                                           10,172,875
                                                           -----------
Insurance--5.7%
 Chubb Corp. Cv. 6%, '98              AA      $ 8,000    $  8,780,000
 Cigna Corp. Cv. 8.20%, '10           BBB       1,000       1,435,000
 Swiss Reinsurance Euro Cv. 144A
  2%, '00 (c)                         NR        2,250       2,430,000
                                                           -----------
                                                           12,645,000
                                                           -----------
Machinery--0.8%
 Albany International Corp. Cv.
  5.25%, '02                          BB-       2,000       1,810,000
                                                           -----------
Metals & Mining--0.3%
 Agnico Mining SDCV 3.50%, '04        B+        1,000         770,000
                                                           -----------
Natural Gas--2.5%
 Apache Corp. Cv. 144A 6%, '02
  (c)                                 BBB-      2,000       2,195,000
 Consolidated Natural Gas Co.
  Cv. 7.25%, '15                      A+        3,250       3,363,750
                                                           -----------
                                                            5,558,750
                                                           -----------
Office & Business Equipment--0.4%
 EMC Corp. Cv. 4.25%, '01             B+        1,000       1,000,000
                                                           -----------
Oil--5.7%
 Noble Affiliates, Inc. Cv.
  4.25%, '03                          BBB-      7,500       6,759,375
 Pennzoil Co. Cv. 6.50%, '03          BBB       4,200       4,830,000
 Pogo Producing Co. Cv. 5.50%,
  '04                                 B         1,000       1,090,000
                                                           -----------
                                                           12,679,375
                                                           -----------
Pollution Control--5.4%
 Browning-Ferris Industries,
  Inc. Cv. 6.75%, '05                 A-        2,000       1,990,000
 Chemical Waste Management, Inc.
  Cv. 0%, '10                         A        25,500      10,136,250
                                                           -----------
                                                           12,126,250
                                                           -----------
Professional Services--0.7%
 Career Horizons, Inc. Cv. 144A
  7%, '02 (c)                         B((d))    1,500       1,526,250
                                                           -----------
Publishing, Broadcasting, Printing & Cable--3.2%
 Hollinger Lyons Cv. 0%, '13          BB        6,000       1,837,500
 News America Holdings, Inc. Cv.
  0%, '13                             BBB      11,300       5,325,125
                                                           -----------
                                                            7,162,625
                                                           -----------
Retail--1.1%
 Federated Department Stores Cv.
  5%, '03                             BB-       2,450       2,382,625
                                                           -----------
Retail--Drug--4.6%
 Rite Aid Corp. Cv. 0%, '06           BBB+     20,500      10,173,125
                                                           -----------
Retail--Food--0.4%
 Food Lion, Inc. Cv. 144A 5%,
  '03 (c)                             A         1,000         965,000
                                                           -----------

Telecommunications Equipment--0.8%
 General Instrument Corp. Cv.
  5%, '00                             BBB-    $   500    $     502,500
 Motorola, Inc. Cv. 0%, '13           AA-       1,500       1,231,875
                                                           -----------
                                                            1,734,375
                                                           -----------
Utility--Electric--0.4%
 California Energy Cv. 144A C7,
  5%, '00 (c)                         B         1,000         975,000
                                                           -----------
Utility--Telephone--5.2%
 U.S. West, Inc. Euro Cv. 0%,
  '11                                 A        35,000      11,681,250
                                                           -----------
TOTAL CONVERTIBLE BONDS
 (Identified cost $138,443,807)                           141,619,397
                                                           -----------

                                              SHARES
                                              ------
CONVERTIBLE PREFERRED STOCKS--5.4%
Banks--0.5%
 H. F. Ahmanson & Co. Cv. Pfd.                 18,500       1,059,125
                                                           -----------
Electrical Equipment--0.8%
 Westinghouse Electric Corp. Cv. Pfd.
  144A $1.30 (c)                              127,500       1,785,000
                                                           -----------
Metals & Mining--0.7%
 Freeport-McMoRan Copper Cv. Pfd.
  (5%, '96) 7%, '02                            60,000       1,432,500
                                                           -----------
Oil--2.8%
 Occidental Petroleum Corp. 144A
  3.875% Cv. Pfd. (c)                          55,000       3,059,375
 Unocal Corp. 144A $3.50 Cv. Pfd. (c)          25,000       1,306,250
 Valero Energy Corp. Cv. Pfd. 6.25%            37,900       1,899,738
                                                           -----------
                                                            6,265,363
                                                           -----------
Paper & Forest Products--0.6%
 International Paper Co. 144A Cv. Pfd
  5.25% (c)                                    32,500       1,430,000
                                                           -----------
TOTAL CONVERTIBLE PREFERRED STOCKS
 (Identified cost $11,570,442)                             11,971,988
                                                           -----------
COMMON STOCKS--13.6%
Diversified Financial Services--0.5%
 Travelers Group, Inc.                         22,000       1,111,000
                                                           -----------
Electronics--0.7%
 Perkin Elmer Corp.                            45,000       1,580,625
                                                           -----------

                                               SHARES       VALUE
                                                ------   -------------
Healthcare--Diversified--0.5%
 Warner-Lambert Co.                            12,500    $  1,064,063
                                                           -----------
Hospital Management & Services--0.3%
 Vencor, Inc. (b)                              23,800         660,450
                                                           -----------
Insurance--0.8%
 Aetna Life & Casualty Co.                     25,000       1,759,375
                                                           -----------
Natural Gas--5.1%
 Consolidated Natural Gas Co.                  60,000       2,280,000
 El Paso Natural Gas Co.                       75,000       2,025,000
 Enron Corp.                                   65,000       2,234,375
 Equitable Resources, Inc.                     80,000       2,340,000
 Seagull Energy Corp. (b)                     150,000       2,568,750
                                                           -----------
                                                           11,448,125
                                                           -----------
Oil--3.8%
 Amoco Corp.                                   44,904       2,868,243
 Atlantic Richfield Co.                        13,500       1,441,125
 Mobil Corp.                                   12,500       1,259,375
 Sun Company, Inc.                             35,000       1,001,875
 Unocal Corp.                                  75,000       1,968,750
                                                           -----------
                                                            8,539,368
                                                           -----------
Pollution Control--0.2%
 Browning-Ferris Industries, Inc.              12,000         349,500
                                                           -----------
Professional Services--1.0%
 Manpower, Inc.                                81,983       2,223,788
                                                           -----------
Utility--Electric--0.7%
 CMS Energy Corp.                              60,000       1,657,500
                                                           -----------
TOTAL COMMON STOCKS
 (Identified cost $30,327,231)                             30,393,794
                                                           -----------
FOREIGN COMMON STOCKS--0.7%
Italy--0.2%
Textile & Apparel--0.2%
 Gucci Group NV (b)                            13,000         390,000
                                                           -----------
Netherlands--0.5%
Oil--0.5%
 Royal Dutch Petroleum Co. ADR                 10,000       1,228,750
                                                           -----------
TOTAL FOREIGN COMMON STOCKS
 (Identified cost $1,387,602)                               1,618,750
                                                           -----------
TOTAL LONG-TERM INVESTMENTS--83.2%
 (Identified cost $181,729,082)                           185,603,929
                                                           -----------

                                 STANDARD
                                 & POOR'S      PAR
                                  RATING      VALUE
                              (Unaudited)     (000)       VALUE
                                  --------    ------   -------------
SHORT-TERM OBLIGATIONS--16.1%
Commercial Paper--16.1%
 Emerson Electric 5.70%,
  11-1-95                          A-1+     $ 5,000    $  5,000,000
 Mobil 5.85%, 11-1-95              A-1+       1,105       1,105,000
 Coca Cola 5.70%, 11-3-95          A-1+       1,250       1,249,604
 McDonald's Corp. 5.70%,
  11-3-95                          A-1+       2,000       1,999,367
 Pfizer, Inc. 5.70%, 11-3-95       A-1+       4,765       4,763,491
 GTE North 5.73%, 11-7-95          A-1+       3,110       3,107,030
 McDonald's Corp. 5.72%,
  11-8-95                          A-1+       3,860       3,855,707
 Unilever Capital 5.67%,
  11-8-95                          A-1+       2,090       2,087,696
 Proctor & Gamble 5.72%,
  11-10-95                         A-1+       3,585       3,579,873
 BellSouth Telecommunications
  5.72%, 11-15-95                  A-1+         910         907,976
Commercial Paper--continued
 H.J. Heinz, Inc. 5.72%,
  11-17-95                         A-1-     $   600    $    598,475
 TDK USA 5.72%, 11-17-95           A-1+       2,750       2,743,009
 E.I. DuPont de Nemours
  5.71%, 11-21-95                  A-1+         955         951,970
 Warner-Lambert 5.70%,
  11-30-95                         A-1+       3,910       3,892,046
                                                         -----------
                                                         35,841,244
                                                         -----------
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $35,841,244)                           35,841,244
                                                         -----------
TOTAL INVESTMENTS--99.3%
 (Identified cost $217,570,326)                         221,445,173(a)
 Cash & receivables, less
  liabilities--0.7%                                       1,654,534
                                                         -----------
NET ASSETS--100.0%                                     $223,099,707
                                                         ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $9,441,835 and gross depreciation of $5,507,014 for income tax purposes. At October 31, 1995, the aggregate cost of securities for federal income tax purposes was $217,510,352.

(b) Non-income producing.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1995, these securities amounted to a value of $50,201,000 or 22.5% of net assets.

(d) As rated by Moody's, Fitch or Duff & Phelps.

(e) Variable or step coupon bond; interest rate shown reflects the rate currently in effect.

ADR--American Depository Receipt

                      STATEMENT OF ASSETS AND LIABILITIES
                               OCTOBER 31, 1995

Assets
Investment securities at value
 (Identified cost $217,570,326)                           $221,445,173
Cash                                                             8,472
Receivables
 Investment securities sold                                    873,951
 Fund shares sold                                               23,686
 Dividends and interest                                      1,246,009
                                                            -----------
  Total assets                                             223,597,291
                                                            -----------
Liabilities
Payables
 Fund shares repurchased                                       220,231
 Investment advisory fee                                       124,967
 Distribution fee                                               50,317
 Transfer agent fee                                             50,662
 Financial agent fee                                             5,767
 Trustees' fee                                                   5,241
Accrued expenses                                                40,399
                                                            -----------
  Total liabilities                                            497,584
                                                            -----------
Net Assets                                                $223,099,707
                                                            ===========
Net Assets Consist of:
Capital paid in on shares of beneficial interest          $211,056,115
Undistributed net investment income                          1,322,557
Accumulated net realized gains                               6,846,188
Net unrealized appreciation                                  3,874,847
                                                            -----------
Net Assets                                                $223,099,707
                                                            ===========
Class A
Shares of beneficial interest outstanding, $1 par
  value,
 unlimited authorization (Net Assets $219,384,122)          12,035,606
Net asset value per share                                        $18.23
Offering price per share
 $18.23/(1-4.75%)                                                $19.14
Class B
Shares of beneficial interest outstanding, $1 par
  value,
 unlimited authorization (Net Assets $3,715,585)                204,450
Net asset value and offering price per share                     $18.17

                           STATEMENT OF OPERATIONS
                         YEAR ENDED OCTOBER 31, 1995

Investment Income
Dividends                                    $ 1,535,402
Interest                                      11,630,549
                                               ---------
   Total Investment Income                    13,165,951
                                               ---------
Expenses
Investment advisory fee                        1,438,064
Distribution fee--Class A                        547,453
Distribution fee--Class B                         22,594
Financial agent fee                               66,372
Transfer agent                                   368,262
Registration                                      33,579
Printing                                          32,165
Custodian                                         31,542
Professional                                      21,166
Trustees                                          16,250
Miscellaneous                                     42,304
                                               ---------
   Total Expenses                              2,619,751
                                               ---------
Net Investment Income                         10,546,200
                                               ---------
Net Realized and Unrealized Gain (Loss)
  on Investments
Net realized gain on securities                6,913,139
Net unrealized appreciation on
  investments                                  6,261,043
                                               ---------
Net gain on investments                       13,174,182
                                               ---------
Net increase in net assets resulting from
  operations                                 $23,720,382
                                               =========

                       STATEMENT OF CHANGES IN NET ASSETS


                                              Year Ended        Year Ended
                                              October 31,      October 31,
                                                 1995              1994
                                             -------------   ---------------
From Operations
 Net investment income                       $ 10,546,200      $ 10,237,483
 Net realized gain                              6,913,139         2,502,515
 Net unrealized appreciation
  (depreciation)                                6,261,043       (16,571,486)
                                               -----------      -------------
Increase (decrease) in net assets
  resulting from operations                    23,720,382        (3,831,488)
                                               -----------      -------------
From Distributions to Shareholders
 Net investment income--Class A               (12,970,385)       (9,093,961)
 Net investment income--Class B                  (119,217)           (2,320)
 Net realized gains--Class A                   (2,391,510)      (10,558,572)
 Net realized gains--Class B                      (12,867)          --
                                               -----------      -------------
 Decrease in net assets from
  distributions to shareholders               (15,493,979)      (19,654,853)
                                               -----------      -------------
From Share Transactions
Class A
 Proceeds from sales of shares
  (1,382,175 and 1,725,250 shares,
  respectively)                                24,342,158        31,385,401
 Net asset value of shares issued from
  reinvestment of distributions (722,912
  and 889,666 shares, respectively)            12,522,376        16,005,344
 Cost of shares repurchased (2,957,778
  and 2,759,745 shares, respectively)         (51,872,715)      (49,682,138)
                                               -----------      -------------
Total                                         (15,008,181)       (2,291,393)
                                               -----------      -------------
Class B
 Proceeds from sales of shares (158,935
  and 62,836 shares, respectively)              2,790,598         1,106,801
 Net asset value of shares issued from
  reinvestment of distributions (6,511
  and 126 shares, respectively)                   114,320             2,208
 Cost of shares repurchased (9,767 and
  14,191 shares, respectively)                   (173,872)         (252,704)
                                               -----------      -------------
Total                                           2,731,046           856,305
                                               -----------      -------------
 Decrease in net assets from share
  transactions                                (12,277,135)       (1,435,088)
                                               -----------      -------------
 Net decrease in net assets                    (4,050,732)      (24,921,429)
Net Assets
 Beginning of period                          227,150,439       252,071,868
                                               -----------      -------------
 End of period (including undistributed
  net investment income of $1,322,557 and
  $3,828,214, respectively)                  $223,099,707      $227,150,439
                                               ===========      =============

                              FINANCIAL HIGHLIGHTS
   (Selected data for a share outstanding throughout the indicated period)

                                               Class A
                         -----------------------------------------------------
                                        Year Ended October 31,
                          1995       1994       1993       1992        1991
                         -------    -------    -------    -------   ---------
Net asset value,
  beginning of
  period                 $17.56     $19.34     $18.86     $18.36      $16.63
Income from
  investment
  operations
 Net investment
  income                   0.87       0.78       0.68       0.77        0.87
 Net realized and
  unrealized gain
  (loss)                   1.04      (1.06)      1.53       1.54        1.75
                          ------     ------     ------     ------      -------
  Total from
  investment
  operations               1.91      (0.28)      2.21       2.31        2.62
                          ------     ------     ------     ------      -------
Less distributions
 Dividends from net
  investment income       (1.05)     (0.69)     (0.73)     (0.72)      (0.89)
 Dividends from net
  realized gains          (0.19)     (0.81)     (1.00)     (1.09)       --
                          ------     ------     ------     ------      -------
 Total distributions      (1.24)     (1.50)     (1.73)     (1.81)      (0.89)
                          ------     ------     ------     ------      -------
Change in net asset
  value                    0.67      (1.78)      0.48       0.50        1.73
                          ------     ------     ------     ------      -------
Net asset value, end
  of period              $18.23     $17.56     $19.34     $18.86      $18.36
                          ======     ======     ======     ======      =======
Total return((1))         11.45%     -1.48%     12.58%     13.77%      15.97%
Ratios/supplemental
  data:
Net assets, end of
  period (thousands)   $219,384   $226,294   $252,072   $200,944    $169,288
Ratio to average net
  assets of:
 Operating expenses        1.18%      1.14%      1.15%      1.20%       1.14%
 Net investment
  income                   4.78%      4.27%      3.70%      4.28%       4.84%
Portfolio turnover           79%        91%        94%       200%        284%

                                    Class B
                         -------------------------------

                             Year              From
                             Ended          Inception
                          October 31,       7/15/94 to
                             1995            10/31/94
                        ---------------   -------------
Net asset value,
  beginning of
  period                    $17.55            $17.59
Income from
  investment
  operations
 Net investment
  income                      0.70((4))         0.15
 Net realized and
  unrealized gain
  (loss)                      1.07             (0.06)
                           -------------    -----------
  Total from
  investment
  operations                  1.77              0.09
                           -------------    -----------
Less distributions
 Dividends from net
  investment income          (0.96)            (0.13)
 Dividends from net
  realized gains             (0.19)             --
                           -------------    -----------
 Total distributions         (1.15)            (0.13)
                           -------------    -----------
Change in net asset
  value                       0.62             (0.04)
                           -------------    -----------
Net asset value, end
  of period                 $18.17            $17.55
                           =============    ===========
Total return((1))            10.59%             0.49%((3))
Ratios/supplemental
  data:
Net assets, end of
  period (thousands)        $3,715              $856
Ratio to average net
  assets of:
 Operating expenses           1.95%             1.83%((2))
 Net investment
  income                      3.92%             3.29%((2))
Portfolio turnover              79%               91%

((1)) Maximum sales load is not reflected in the total return calculation.

((2)) Annualized

((3)) Not annualized

((4)) Computed using average shares outstanding.

GROWTH FUND SERIES

INVESTMENT ADVISER'S REPORT

Phoenix Growth Fund benefited from the strong 1995 stock market rally, providing attractive absolute returns. For the twelve months ended October 31, 1995, Class A shares produced a total return of 23.91% and Class B shares returned 23.02%. These results compare with the 26.41% total return of the S&P 500 Index over the same period. All these figures assume reinvestment of any distributions but exclude the effect of sales charges.

Over the last twelve months, cash reserves were reduced from approximately 17% to 11% to take advantage of the robust stock market environment. Overweight positions in technology, health care and capital goods helped the portfolio's performance. Some of the stronger performers in these sectors included Hewlett Packard, Amgen, and Boeing.

Certain individual holdings held the performance back. Most notably, these stocks included Archer Daniels Midland and Humana. These securities were sold based on our analysis of the company or industry specific problems. The portfolio's underweighting in financial services early in 1995 also resulted in missing some of this sector's strong performance.

Looking forward, we expect increased volatility as investors move to protect their gains before yearend. We continue to find promising investment opportunities in such themes as 21st Century Medicine, Hybrid Network, Deregulating Financial Services, and Farming for Yield.

INVESTOR PROFILE

Phoenix Growth Fund is best suited for an investor seeking the potential for long-term growth through investments in quality common stocks.

======================================LINE CHART===============================
                      Growth Fund--
          S&P 500*    Class A

1985         9525       10000
1986        12897       13286
1987        14180       14138
1988        15171       16186
1989        18423       20429
1990        18986       18892
1991        24866       25223
1992        26593       27733
1993        28508       31865
1994        29096       33117
1995        36052       41864

Average Annual Total Returns for Periods Ending 10/31/95

                                                                 From Inception
                                                                 7/15/94 to
                                   1 Year   5 Years   10 Years   10/31/95
--------------------------------------------------------------------------------
Class A with 4.75% sales charge    18.02%   12.56%    13.67%     --
--------------------------------------------------------------------------------
Class A at net asset value         23.91%   13.66%    14.22%     --
--------------------------------------------------------------------------------
Class B with CDSC                  18.02%   --        --         17.47%
--------------------------------------------------------------------------------
Class B at net asset value         23.02%   --        --         20.39%
--------------------------------------------------------------------------------
S&P 500 Index*                     26.41%   17.25%    15.40%     26.56%
================================================================================

This chart assumes an initial gross investment of $10,000 made on 10/31/85 for Class A shares. The total return for Class A shares reflects the maximum sales charge of 4.75% on the initial investment and assumes reinvestment of dividends and capital gains. Class B share performance will be greater or less than that shown based on differences in inception dates, fees and sales charges. The total return for Class B shares reflects the 5% contingent deferred sales charge (CDSC), which is applicable on all shares redeemed during the 1st year after purchase and 4% for all shares redeemed during the 2nd year after purchase (scaled down to 3%--3rd year; 2%--4th and 5th year and 0% thereafter). Returns indicate past performance, which is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

*The S&P 500 Index is an unmanaged but commonly used measure of common stock total return performance. The S&P 500's performance does not reflect sales charges.

INVESTMENTS AT OCTOBER 31, 1995

                                   SHARES         VALUE
                                  --------   --------------
COMMON STOCKS--78.6%
Aerospace & Defense--5.2%
 Boeing Company                   650,000     $ 42,656,250
 McDonnell Douglas Corp.          400,000       32,700,000
 United Technologies Corp.        500,000       44,375,000
                                               ------------
                                               119,731,250
                                               ------------
Banks--3.5%
 Chase Manhattan Corp.            750,000       42,750,000
 Citicorp                         600,000       38,925,000
                                               ------------
                                                81,675,000
                                               ------------
Building & Materials--1.0%
 PPG Industries, Inc.             550,000       23,375,000
                                               ------------
Chemical--2.1%
 IMC Global, Inc.                 121,000        8,470,000
 Monsanto Co.                     290,000       30,377,500
 Arcadian Corp.                   500,000       10,312,500
                                               ------------
                                                49,160,000
                                               ------------
Chemical--Specialty--1.0%
 Morton International, Inc.       750,000       22,875,000
                                               ------------
Computer Software & Services--4.2%
 Computer Associates
  International, Inc.             650,000       35,750,000
 Oracle Systems Corp. (b)         850,000       37,081,250
 Sybase, Inc. (b)                 600,000       23,550,000
                                               ------------
                                                96,381,250
                                               ------------
Conglomerates--2.0%
 ITT Corp.                        300,000       36,750,000
 TRW, Inc.                        145,000        9,533,750
                                               ------------
                                                46,283,750
                                               ------------
Cosmetics & Soaps--1.9%
 Gillette Co.                     900,000       43,537,500
                                               ------------
Diversified Financial Services--4.5%
 American Express Co.           1,000,000       40,625,000
 Dean Witter Discover & Co.       600,000       29,850,000
 Morgan Stanley Group, Inc.       400,000       34,800,000
                                               ------------
                                               105,275,000
                                               ------------
Electrical Equipment--3.2%
 Emerson Electric Co.             400,000       28,500,000
 General Electric Co.             700,000       44,275,000
                                               ------------
                                                72,775,000
                                               ------------
Electronics--0.5%
 Perkin Elmer Corp.               325,000       11,415,625
                                               ------------
Entertainment, Leisure & Gaming--1.5%
 Walt Disney Co.                  600,000       34,575,000
                                               ------------
Food--1.4%
 CPC International, Inc.          500,000       33,187,500
                                               ------------
Healthcare--Drugs--4.0%
 Amgen, Inc. (b)                  600,000       28,800,000
 Genzyme Corp.                    500,000     $ 29,125,000
 Merck & Co., Inc.                600,000       34,500,000
                                               ------------
                                                92,425,000
                                               ------------
Hospital Management & Services--1.8%
 Cerner Corp. (b)                 500,000       13,250,000
 Columbia/HCA Healthcare
  Corp.                           550,000       27,018,750
                                               ------------
                                                40,268,750
                                               ------------
Insurance--3.1%
 American International
  Group, Inc.                     300,000       25,312,500
 Cigna Corp.                      468,000       46,390,500
                                               ------------
                                                71,703,000
                                               ------------
Lodging & Restaurants--2.1%
 Marriott International, Inc.   1,000,000       36,875,000
 Starbucks Corp. (b)              300,000       11,775,000
                                               ------------
                                                48,650,000
                                               ------------
Machinery--2.5%
 Deere & Co.                      425,000       37,984,375
 Parker-Hannifin Corp.            600,000       20,250,000
                                               ------------
                                                58,234,375
                                               ------------
Medical Products & Supplies--4.7%
 Baxter International, Inc.     1,100,000       42,487,500
 Johnson & Johnson                500,000       40,750,000
 St. Jude Medical, Inc.           500,000       26,625,000
                                               ------------
                                               109,862,500
                                               ------------
Office & Business Equipment--3.2%
 Hewlett Packard Co.              300,000       27,787,500
 Sun Microsystems, Inc. (b)       600,000       46,800,000
                                               ------------
                                                74,587,500
                                               ------------
Oil--1.8%
 Mobil Corp.                      400,000       40,300,000
                                               ------------
Oil Service & Equipment--1.3%
 Schlumberger Ltd.                500,000       31,125,000
                                               ------------
Paper & Forest Products--1.1%
 Bowater, Inc.                    600,000       26,550,000
                                               ------------
Professional Services--1.4%
 First Data Corp.                 475,770       31,460,291
                                               ------------
Retail--3.2%
 Federated Department Stores,
  Inc. (b)                      1,250,000       31,718,750
 Office Depot, Inc. (b)           750,000       21,468,750
 Staples, Inc. (b)                750,000       19,968,750
                                               ------------
                                                73,156,250
                                               ------------
Telecommunications Equipment--5.2%
 Bay Networks, Inc. (b)           430,000       28,487,500
 cisco Systems, Inc. (b)          350,000       27,125,000
 DSC Communications Corp. (b)     600,000       22,200,000
 Motorola, Inc.                   350,000       22,968,750
 Tellabs, Inc. (b)                600,000       20,400,000
                                               ------------
                                               121,181,250
                                               ------------

Textiles & Apparel--1.2%
 Nike, Inc. Class B               500,000     $ 28,375,000
                                               ------------
Tobacco--1.8%
 Philip Morris Companies,
  Inc.                            500,000       42,250,000
                                               ------------
Utility--Electric--2.4%
 American Electric Power,
  Inc.                            740,000       28,212,500
 Entergy Corp.                  1,000,000       28,500,000
                                               ------------
                                                56,712,500
                                               ------------
Utility--Telephone--5.8%
 AT & T Corp.                     900,000       57,600,000
 Ameritech Corp.                  750,000       40,500,000
 MCI Communications Corp.       1,500,000       37,406,250
                                               ------------
                                               135,506,250
                                               ------------
TOTAL COMMON STOCKS
 (Identified cost $1,494,394,043)             1,822,594,541
                                               ------------
FOREIGN COMMON STOCKS--10.9%
Finland--1.0%
Telecommunications Equipment--1.0%
 Nokia AB                         400,000       22,888,000
                                               ------------
Italy--0.0%
Medical Products & Supplies--0.0%
 De Rigo S.P.A. ADR (b)            42,000          866,250
                                               ------------
Japan--1.6%
Autos &
  Trucks--0.5%
 Nissan Motor Co.               1,000,000        6,650,000
 Toyota Motor Corp.               325,000        6,038,500
                                               ------------
                                                12,688,500
                                               ------------
Banks--0.3%
Mitsubishi Trust & Banking        596,000        7,813,560
                                               ------------
Electronics--0.4%
 Kyocera Corp.                    108,000        8,851,680
                                               ------------
Entertainment &
  Leisure--0.4%
 Nintendo                         116,000        8,531,800
                                               ------------
Netherlands--0.8%
Electronics--0.8%
 Philips Electronics N.V. ADR     500,000       19,312,500
                                               ------------
Sweden--2.4%
Healthcare--Drugs--1.3%
 Astra AB Ser. A                  805,000       29,567,650
                                               ------------
Paper & Forest Products--0.1%
 Stora Kopparbergs (b)            184,000        2,230,080
                                               ------------
Telecommunications Equipment--1.0%
 Ericsson L.M. Telephone Co.
  Class B
   ADR                          1,100,000       23,495,230
                                               ------------
Switzerland--2.2%
Electrical Equipment--1.0%
 Brown Boveri & Cie                20,000       23,176,400
                                               ------------
Healthcare--Diversified--1.2%
 Ciba-Geigy AG-Registered          32,000       27,678,080
                                               ------------
United Kingdom--2.9%
Healthcare--Diversified--1.8%
 Smithkline Beecham PLC ADR       800,000     $ 41,500,000
                                               ------------
Oil--1.1%
 British Petroleum PLC ADR        300,000       26,475,000
                                               ------------
TOTAL FOREIGN COMMON STOCKS
 (Identified cost $187,338,566)                255,074,730
                                               ------------
TOTAL LONG-TERM INVESTMENTS--89.5%
 (Identified cost $1,681,732,609)             2,077,669,271
                                               ------------

                                STANDARD
                                & POOR'S     PAR
                                 RATING     VALUE
                             (Unaudited)    (000)
                                 --------    -----
SHORT-TERM OBLIGATIONS--8.8%
Commercial Paper--7.4%
AT&T 5.70%, 11-1-95              A-1+     $ 7,945      7,945,000
Philip Morris Cos., Inc.
  5.72%,  11-1-95                A-1       10,000     10,000,000
E.I. DuPont de Nemours
  5.72%, 11-3-95                 A-1+       4,020      4,018,723
McDonald's Corp. 5.70%,
  11-3-95                        A-1+      10,000      9,996,833
Albertson's, Inc. 5.72%,
  11-6-95                        A-1        9,695      9,687,298
Pfizer, Inc. 5.66%, 11-6-95      A-1+       5,000      4,996,069
Albertson's, Inc. 5.72%,
  11-7-95                        A-1        5,000      4,995,233
Wal-Mart Stores, Inc. 5.75%,
  11-7-95                        A-1+       7,000      6,993,292
McDonald's Corp. 5.72%,
  11-8-95                        A-1+       6,165      6,158,143
Philip Morris Capital Corp.
  5.69%, 11-8-95                 A-1        5,000      4,994,468
Albertson's, Inc. 5.70%,
  11-10-95                       A-1        6,000      5,991,450
BellSouth
  Telecommunications, Inc.
  5.70%, 11-13-95                A-1+       3,725      3,717,923
TDK USA 5.73%, 11-13-95          A-1+       5,000      4,990,450
Albertson's, Inc. 5.70%,
  11-14-95                       A-1        3,290      3,283,228
McDonald's Corp. 5.72%,
  11-14-95                       A-1+      15,765     15,732,437
Kimberly-Clark Corp. 5.75%,
  11-17-95                       A-1+       5,725      5,710,369
TDK USA 5.72%, 11-17-95          A-1+       8,550      8,528,264
Wal-Mart Stores, Inc. 5.70%,
  11-17-95                       A-1+       7,000      6,982,267
Unilever Capital Corp.
  5.69%, 11-21-95                A-1+       2,350      2,342,571
BellSouth
  Telecommunications, Inc.
  5.72%, 11-22-95                A-1+       6,545      6,523,162
Wal-Mart Stores, Inc. 5.70%,
  11-29-95                       A-1+       3,050      3,036,478

                                STANDARD
                                & POOR'S     PAR
                                 RATING     VALUE
                             (Unaudited)    (000)      VALUE
                                 --------    -----   -----------
Commercial Paper--continued
Philip Morris Cos., Inc.
  5.70%, 12-1-95                 A-1       $4,610   $  4,588,103
E.I. DuPont de Nemours
  5.69%, 12-4-95                 A-1+       3,240      3,223,101
E.I. DuPont de Nemours
  5.69%, 12-5-95                 A-1+       4,000      3,978,504
E.I. DuPont de Nemours
  5.70%, 12-5-95                 A-1+       8,005      7,960,401
Pfizer, Inc. 5.70%, 12-6-95      A-1+       6,000      5,966,750
Unilever Capital Corp.
  5.67%, 12-14-95                A-1+       4,040      4,012,639
General Electric Capital
  5.91%, 7-26-96                 A-1+       4,500      4,499,955
                                                       ---------
                                                     170,853,111
                                                       ---------
                                             PAR
                                            VALUE
                                            (000)       VALUE
                                             -----   -----------
Federal Agency Securities--1.4%
 Federal Farm Credit Bank 6.33%,
   11-1-95                                 $ 7,000   $ 7,000,000
 Federal Home Loan Mortgage 5.85%,
   11-1-95                                  18,075    18,075,000
 Student Loan Marketing Association
   5.65%, 1-11-96                            5,000     5,000,000
 Federal Home Loan Banks 6.52%,  1-19-96     3,840     3,792,653
                                                        ---------
                                                      33,867,653
                                                        ---------
 TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $204,719,084)                       204,720,764
                                                      -----------
TOTAL INVESTMENTS--98.3%
 (Identified cost $1,886,451,693)                   2,282,390,035(a)
 Cash & receivables, less liabilities--1.7%            37,972,107
                                                      -----------
NET ASSETS--100.0%                                 $2,320,362,142
                                                      ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $422,750,442 and gross depreciation of $26,823,382 for income tax purposes. At October 31, 1995, the aggregate cost of securities for federal income tax purposes was $1,886,462,975

(b) Non-income producing.

ADR--American Depository Receipt

                      STATEMENT OF ASSETS AND LIABILITIES
                               OCTOBER 31, 1995

Assets
Investment securities at value
  (Identified cost $1,886,451,693)                       $2,282,390,035
Cash                                                             19,849
Receivables
 Investment securities sold                                  71,934,306
 Fund shares sold                                             1,033,058
 Dividends and interest                                       2,936,087
                                                            -----------
  Total assets                                            2,358,313,335
                                                            -----------

Liabilities
Payables
 Investment securities purchased                             32,271,578
 Fund shares repurchased                                      2,915,759
 Investment advisory fee                                      1,321,993
 Financial agent fee                                             52,730
 Distribution fee                                               510,110
 Transfer agent fee                                             573,650
 Trustees' fee                                                    5,850
Accrued expenses                                                299,523
                                                            -----------
  Total liabilities                                          37,951,193
                                                            -----------
Net Assets                                               $2,320,362,142
                                                            ===========

Net Assets Consist of:
Capital paid in on shares of beneficial interest         $1,764,866,661
Undistributed net investment income                           8,762,468
Accumulated net realized gains                              150,794,671
Net unrealized appreciation                                 395,938,342
                                                            -----------
Net Assets                                               $2,320,362,142
                                                            ===========
Class A
Shares of beneficial interest outstanding,
  $1 par value, unlimited authorization
  (Net Assets $2,300,250,886)                                92,305,384

Net asset value per share                                        $24.92
Offering price per share
  $24.92/(1-4.75%)                                               $26.16

Class B
Shares of beneficial interest outstanding,
  $1 par value, unlimited authorization
  (Net Assets $20,111,256)                                      812,938

Net asset value and offering price per share                     $24.74

                           STATEMENT OF OPERATIONS
                         YEAR ENDED OCTOBER 31, 1995

Investment Income
Dividends (net of foreign taxes of $551,484)                 $ 32,434,053
Interest                                                       13,680,026
                                                                ----------
  Total Investment Income                                      46,114,079
                                                                ----------
Expenses
Investment advisory fee                                        14,508,081
Distribution fee--Class A                                       5,393,485
Distribution fee--Class B                                         106,198
Financial agent fee                                               643,404
Transfer agent                                                  4,622,101
Printing                                                          339,858
Custodian                                                         252,392
Professional                                                       75,744
Registration                                                       75,209
Trustees                                                           16,250
Miscellaneous                                                     171,189
                                                                ----------
  Total Expenses                                               26,203,911
                                                                ----------
Net Investment Income                                          19,910,168
                                                                ----------

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                               150,995,548
Net realized gain on foreign currency transactions              4,626,158
Net unrealized appreciation on investments                    290,325,083
                                                                ----------

Net gain on investments                                       445,946,789
                                                                ----------
Net increase in net assets resulting from operations         $465,856,957
                                                                ==========

STATEMENT OF CHANGES IN NET ASSETS
                                                 Year Ended     Year Ended
                                                October 31,     October 31,
                                                    1995           1994
                                                -----------    -------------
From Operations
 Net investment income                       $   19,910,168   $   27,857,990
 Net realized gain                              155,621,706       82,419,261
 Net unrealized appreciation (depreciation)     290,325,083      (66,347,670)
                                                   ---------    -----------
 Increase in net assets resulting from
  operations                                    465,856,957       43,929,581
                                                   ---------    -----------
From Distributions to Shareholders
 Net investment income--Class A                 (29,146,274)     (27,374,495)
 Net investment income--Class B                     (70,729)        --
 Net realized gains--Class A                    (80,021,516)     (55,054,888)
 Net realized gains--Class B                       (163,754)        --
                                                   ---------    -----------
 Decrease in net assets from distributions
  to shareholders                              (109,402,273)     (82,429,383)
                                                   ---------    -----------
From Share Transactions
Class A
 Proceeds from sales of shares (11,080,464
  and 11,908,660 shares, respectively)          244,386,687      249,411,073
 Net asset value of shares issued from
  reinvestment of distributions
  (5,065,877 and 3,499,935 shares,
  respectively)                                 100,757,525       73,320,069
 Cost of shares repurchased (24,592,373 and
  33,712,698 shares, respectively)             (539,504,775)    (707,153,244)
                                                   ---------    -----------
Total                                          (194,360,563)    (384,422,102)
                                                   ---------    -----------
Class B
 Proceeds from sales of shares (726,554 and
  141,944 shares, respectively)                  16,077,649        2,945,409
 Net asset value of shares issued from
  reinvestment of distributions
  (10,621 and 0 shares, respectively)               212,004         --
 Cost of shares repurchased (64,169 and
  2,012 shares, respectively)                    (1,445,729)         (41,813)
                                                   ---------    -----------
Total                                            14,843,924        2,903,596
                                                   ---------    -----------
 Decrease in net assets from share
  transactions                                 (179,516,639)    (381,518,506)
                                                   ---------    -----------
 Net increase (decrease) in net assets          176,938,045     (420,018,308)
Net Assets
 Beginning of period                          2,143,424,097    2,563,442,405
                                                   ---------    -----------
 End of period (including undistributed net
  investment income of $8,762,468 and
  $13,473,476, respectively)                 $2,320,362,142   $2,143,424,097
                                                   =========    ===========

                              FINANCIAL HIGHLIGHTS
   (Selected data for a share outstanding throughout the indicated period)

                                             Class A
                       -----------------------------------------------------
                                      Year Ended October 31,
                         1995        1994        1993        1992        1991
                        -------     -------     -------     -------   ---------
Net asset value,
  beginning of
  period                $21.24      $21.53      $20.76      $22.60      $18.45
Income from
  investment
  operations((5))
 Net investment
  income                  0.26        0.26        0.32        0.36        0.50
 Net realized and
  unrealized gain         4.53        0.17        1.15        0.97        4.97
                         ------      ------      ------      ------      -------
  Total from
  investment
  operations              4.79        0.43        1.47        1.33        5.47
                         ------      ------      ------      ------      -------
Less
  distributions
 Dividends from
  net investment
  income                 (0.30)      (0.24)      (0.32)      (0.45)      (0.55)
 Dividends from
  net realized
  gains                  (0.81)      (0.48)      (0.38)      (2.72)      (0.77)
                         ------      ------      ------      ------      -------
  Total
  distributions          (1.11)      (0.72)      (0.70)      (3.17)      (1.32)
                         ------      ------      ------      ------      -------
Change in net
  asset value             3.68       (0.29)       0.77       (1.84)       4.15
                         ------      ------      ------      ------      -------
Net asset value,
  end of period         $24.92      $21.24      $21.53      $20.76      $22.60
                         ======      ======      ======      ======      =======
Total return((1))        23.91%       2.06%       7.20%       6.95%      30.97%
Ratios/
  supplemental
  data:
Net assets, end
  of period
  (thousands)       $2,300,251  $2,140,458  $2,563,442  $2,186,868  $1,251,565
Ratio to average
  net assets of:
 Operating
  expenses                1.20%       1.19%       1.18%       1.17%       1.15%
 Net investment
  income                  0.92%       1.22%       1.55%       1.86%       2.49%
Portfolio
  turnover                 109%        118%        176%        192%        227%

                                    Class B
                         -------------------------------
                             Year             From
                            Ended           Inception
                         October 31,       7/15/94 to
                             1995           10/31/94
                        -------------     --------------
Net asset value,
  beginning of
  period                   $ 21.19           $ 20.48
Income from
  investment
  operations((5))
 Net investment
  income                      0.00((4))         0.01
 Net realized and
  unrealized gain             4.60              0.70
                           -----------    -------------
  Total from
  investment
  operations                  4.60              0.71
                           -----------    -------------
Less distributions
 Dividends from net
  investment income          (0.24)             --
 Dividends from net
  realized gains             (0.81)             --
                           -----------    -------------
  Total
  distributions              (1.05)             --
                           -----------    -------------
Change in net asset
  value                       3.55              0.71
                           -----------    -------------
Net asset value, end
  of period                $ 24.74           $ 21.19
                           ===========    =============
Total return((1))            23.02%             3.47%((3))
Ratios/supplemental
  data:
Net assets, end of
  period (thousands)       $20,111            $2,966
Ratio to average net
  assets of:
 Operating expenses           1.97%             1.87%((2))
 Net investment
  income                      0.01%             0.32%((2))
Portfolio turnover             109%              118%

((1)) Maximum sales load is not reflected in the total return calculation.

((2)) Annualized

((3)) Not annualized

((4)) Computed using average shares outstanding.

((5)) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the time of share purchases and redemptions.

U.S. STOCK FUND SERIES

INVESTMENT ADVISER'S REPORT

Phoenix U.S. Stock Fund produced strong returns during the most recent fiscal year. For the twelve months ended October 31, 1995, the Fund outperformed the Standard & Poor's 500 Index. The total returns for Class A and B shares were 35.14% and 34.15%, respectively, and compared favorably with the S&P 500 return of 26.41% for the same twelve month-period. All these figures assume reinvestment of any distributions but exclude the effect of sales charges.

The Fund focuses on domestic companies expected to increase revenues, operating profit and earnings per share by at least 20% annually. This emphasis on high growth companies leads the Fund into many of the Phoenix investment themes during the early stages of a theme's lifecycle. We were an early investor in the Internet Connection theme and had approximately 20% of the Fund's assets invested in leading Internet related companies such as America Online, Intuit, Netscape, Spyglass and UUNET. Other themes currently emphasized in the portfolio include Media Deregulation and Shift to Digital.

The early and significant exposure to our Internet Connection theme helped performance, especially in September and October. In addition, the consistently large exposure to technology stocks throughout 1995 has contributed strongly to performance.

As 1995 comes to a close, the Dow Jones Industrial Average has already pushed past 5000. We anticipate technology stocks could continue to rally if personal computer sales remain strong, semiconductor pricing stabilizes and interest rates trend slightly lower. Further market acceptance of our belief that the Internet represents one of the most important secular changes of this decade could produce additional outperformance from stocks in this area.

We would like to caution shareholders that the equity returns seen in 1995 are unusually high and expectations for 1996 performance should not be based on 1995 results. It is our belief that next year will be a highly selective market and double-digit returns will be more difficult to attain.

INVESTOR PROFILE

Phoenix U.S. Stock Fund is best suited for an investor who desires an aggressively managed portfolio designed for maximum appreciation of capital with little or no current income.

======================================LINE CHART===============================
     U.S. Stock Fund--
           Class A         S&P 500*

1985         9525           10000
1986        13196           13286
1987        13786           14138
1988        14409           16186
1989        17088           20429
1990        14820           18892
1991        20746           25223
1992        22222           27733
1993        25366           31865
1994        25460           33117
1995        34407           41864

Average Annual Total Returns for Periods Ending 10/31/95

                                                              From Inception
                                                              7/21/94 to
                                 1 Year   5 Years   10 Years  10/31/95
--------------------------------------------------------------------------------
Class A with 4.75% sales charge  28.76%   17.16%    13.14%    --
--------------------------------------------------------------------------------
Class A at net asset value       35.14%   18.31%    13.69%    --
--------------------------------------------------------------------------------
Class B with CDSC                29.15%     --        --      24.29%
--------------------------------------------------------------------------------
Class B at net asset value       34.15%     --        --      27.22%
--------------------------------------------------------------------------------
S&P 500 Index*                   26.41%   17.25%    15.40%    26.94%
================================================================================

This chart assumes an initial gross investment of $10,000 made on 10/31/85 for Class A shares. The total return for Class A shares reflects the maximum sales charge of 4.75% on the initial investment and assumes reinvestment of dividends and capital gains. Class B share performance will be greater or less than that shown based on differences in inception dates, fees and sales charges. The total return for Class B shares reflects the 5% contingent deferred sales charge (CDSC), which is applicable on all shares redeemed during the 1st year after purchase and 4% for all shares redeemed during the 2nd year after purchase (scaled down to 3%--3rd year; 2%--4th and 5th year and 0% thereafter). Returns indicate past performance, which is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

*The S&P 500 Index is an unmanaged but commonly used measure of common stock total return performance. The S&P 500's performance does not reflect sales charges.

                      See Notes to Financial Statements

INVESTMENTS AT OCTOBER 31, 1995

                                           SHARES       VALUE
                                             ------   -----------
COMMON STOCKS--94.3%
Airlines--1.5%
 Continental Airlines Class B (b)           75,000    $ 2,671,875
                                                        ---------
Banks--3.5%
 Astoria Financial Corp.                    25,000      1,071,875
 TCF Financial Corp.                        90,000      5,287,500
                                                        ---------
                                                        6,359,375
                                                        ---------
Computer Software & Services--19.7%
 America Online, Inc. (b)                   30,000      2,400,000
 Checkfree Corp. (b)                        13,000        274,625
 Creative Computers, Inc. (b)               80,500      2,334,500
 FORE Systems, Inc. (b)                     10,000        530,000
 Intuit (b)                                 70,000      5,040,000
 Legato Systems, Inc. (b)                   32,500      1,186,250
 Netscape Communications Corp. (b)          80,000      7,040,000
 Oak Technology, Inc. (b)                   60,000      3,285,000
 Premenos Technology Corp. (b)              50,000      1,962,500
 Remedy Corp. (b)                           25,000      1,075,000
 Symantec Corp. (b)                         70,000      1,701,875
 UUNET Technologies, Inc. (b)               85,000      5,163,750
 Verity, Inc. (b)                          110,000      4,042,500
                                                        ---------
                                                       36,036,000
                                                        ---------
Diversified Financial Services--2.1%
 CMAC Investment Corp.                      20,000        950,000
 MGIC Investment Corp.                      40,000      2,275,000
 Money Store, Inc.                          15,000        600,000
                                                        ---------
                                                        3,825,000
                                                        ---------
Electronics--8.8%
 BMC Industries, Inc.                       75,000      2,896,875
 C-Cube Microsystems, Inc. (b)              60,000      4,147,500
 ESS Technology, Inc. (b)                  100,000      3,000,000
 ITI Technologies, Inc. (b)                 58,500      1,477,125
 LSI Logic Corp. (b)                        25,000      1,178,125
 Novellus Systems, Inc. (b)                 50,000      3,443,750
                                                        ---------
                                                       16,143,375
                                                        ---------
Entertainment, Leisure & Gaming--3.0%
 New World Communications Group, Inc.
  (b)                                      200,000      3,300,000
 Regal Cinemas, Inc. (b)                    55,000      2,158,750
                                                        ---------
                                                        5,458,750
                                                        ---------
Healthcare--Diversified--0.6%
 Oxford Health Plans (b)                    15,000      1,173,750
                                                        ---------
Healthcare--Drugs--7.6%
 Amylin Pharmaceuticals, Inc. (b)          150,000      1,106,250
 Dura Pharmaceuticals, Inc. (b)            120,000      3,510,000
 Gilead Sciences, Inc. (b)                  75,000      1,462,500
 Liposome Company, Inc. (b)                200,000      3,075,000
 Magainin Pharmaceuticals, Inc. (b)        250,000      2,031,250
 Watson Pharmaceuticals, Inc. (b)           60,000      2,685,000
                                                        ---------
                                                       13,870,000
                                                        ---------
Hospital Management & Services--2.9%
 Healthsource, Inc. (b)                     20,000    $ 1,060,000
 PhyCor, Inc. (b)                           30,000      1,102,500
 United Dental Care, Inc. (b)              100,000      3,050,000
                                                        ---------
                                                        5,212,500
                                                        ---------
Medical Products & Supplies--2.4%
 Ostex International, Inc. (b)             125,000      2,500,000
 Ventritex, Inc. (b)                       100,000      1,962,500
                                                        ---------
                                                        4,462,500
                                                        ---------
Oil--1.6%
 DLB Oil & Gas, Inc. (b)                   150,000      1,331,250
 Texas Meridian Resources Corp. (b)        150,000      1,631,250
                                                        ---------
                                                        2,962,500
                                                        ---------
Oil Service & Equipment--1.5%
 ENSCO International, Inc. (b)             150,000      2,531,250
                                                        ---------
Pollution Control--1.1%
 U.S.A. Waste Services, Inc. (b)           100,000      2,100,000
                                                        ---------
Professional Services--1.9%
 Fritz Cos., Inc. (b)                      100,000      3,500,000
                                                        ---------
Publishing, Broadcasting, Printing & Cable--12.4%
 American Radio Systems Corp. (b)          125,000      2,812,500
 Clear Channels Communications, Inc. (b)    40,000      3,280,000
 Evergreen Media Corp. (b)                 200,000      5,450,000
 Infinity Broadcasting Corp. (b)           150,000      4,875,000
 Lin Television Corp. (b)                   65,000      1,860,625
 Renaissance Communication Corp. (b)        75,000      1,678,125
 Silver King Communications (b)             50,000      1,462,500
 Sinclair Broadcasting Group, Inc. (b)      60,000      1,245,000
                                                        ---------
                                                       22,663,750
                                                        ---------
Retail--2.9%
 Staples, Inc. (b)                          75,000      1,996,875
 Sunglass Hut International (b)            120,000      3,270,000
                                                        ---------
                                                        5,266,875
                                                        ---------
Retail--Drug--2.0%
 General Nutrition Companies, Inc. (b)     150,000      3,731,250
                                                        ---------
Telecommunications Equipment--12.7%
 Active Voice Corp. (b)                     84,000      2,205,000
 Ascend Communications, Inc. (b)            80,000      5,200,000
 Bay Networks, Inc. (b)                     50,000      3,312,500
 Cascade Communications Corp. (b)           30,000      2,137,500
 cisco Systems, Inc. (b)                    30,000      2,325,000
 Natural Microsystems Corp. (b)             80,000      1,980,000
 3Com Corp. (b)                             70,000      3,290,000
 U.S. Robotics Corporation                  30,000      2,775,000
                                                        ---------
                                                       23,225,000
                                                        ---------
Textile & Apparel--6.1%
 Nautica Enterprises, Inc. (b)             100,000      3,425,000
 Nine West Group, Inc. (b)                  60,000      2,670,000
 Quiksilver, Inc. (b)                       75,000      2,325,000
 Tommy Hilfiger Corp. (b)                   70,000      2,668,750
                                                        ---------
                                                       11,088,750
                                                        ---------

                                                        VALUE
                                                   --------------
TOTAL COMMON STOCKS
 (Identified cost $146,175,189)                     $ 172,282,500
                                                      ------------
TOTAL LONG-TERM INVESTMENTS--94.3%
 (Identified cost $146,175,189)                       172,282,500
                                                      ------------

                                                NUMBER
                                                  OF
                                              CONTRACTS
                                                --------
OPTIONS--2.9%
 Russell 2000 Index Put Option March 315 (b)     1,800     3,375,000
 S&P 400 Midcap Option March 225 (b)             1,000     1,387,500
 S&P 500 March Puts 575 (b)                        400       460,000
                                                             --------
TOTAL OPTIONS
 (Identified cost $3,417,080)                              5,222,500
                                                             --------

                                  STANDARD
                                  & POOR'S      PAR
                                   RATING      VALUE
                               (Unaudited)     (000)       VALUE
                                   --------    ------   -------------
SHORT-TERM
  OBLIGATIONS--2.9%
Commercial Paper--2.9%
 Mobil 5.85%, 11-1-95               A-1+     $ 5,360    $  5,360,000
                                                          -----------
TOTAL SHORT-TERM
  OBLIGATIONS
(Identified cost $5,360,000)                               5,360,000
                                                          -----------
TOTAL INVESTMENTS--100.1%
(Identified cost $154,952,269)                           182,865,000(a)
Cash & receivables, less liabilities--(0.1%)                (184,513)
                                                          -----------
NET ASSETS--100.0%                                      $182,680,487
                                                          ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $29,299,134 and gross depreciation of $3,682,898 for income tax purposes. At October 31, 1995, the aggregate cost of securities for federal income tax purposes was $157,248,764.

(b) Non-income producing.

                      STATEMENT OF ASSETS AND LIABILITIES
                               OCTOBER 31, 1995

Assets
Investment securities at value
  (Identified cost $154,952,269)                          $182,865,000
Cash                                                             3,190
Receivables
 Investment securities sold                                  2,888,050
 Fund shares sold                                              266,579
 Dividends                                                       5,500
                                                            -----------
  Total assets                                             186,028,319
                                                            -----------
Liabilities
Payables
 Investment securities purchased                             3,048,524
 Fund shares repurchased                                        66,317
 Investment advisory fee                                       104,515
 Distribution fee                                               38,653
 Financial agent fee                                             4,480
 Transfer agent fee                                             45,500
 Trustees' fee                                                   4,718
Accrued expenses                                                35,125
                                                            -----------
 Total liabilities                                           3,347,832
                                                            -----------
Net Assets                                                $182,680,487
                                                            ===========
Net Assets Consist of:
Capital paid in on shares of beneficial interest          $132,432,047
Undistributed net investment income                            230,621
Accumulated net realized gains                              22,105,088
Net unrealized appreciation                                 27,912,731
                                                            -----------
Net Assets                                                $182,680,487
                                                            ===========
Class A
Shares of beneficial interest outstanding,
  $1 par value, unlimited authorization
  (Net Assets $180,287,533)                                  10,919,811
Net asset value per share                                        $16.51
Offering price per share
  $16.51/(1-4.75%)                                               $17.33
Class B
Shares of beneficial interest outstanding,
  $1 par value, unlimited authorization
  (Net Assets $2,392,954)                                       146,119
Net asset value and offering price per share                     $16.38

                           STATEMENT OF OPERATIONS
                         YEAR ENDED OCTOBER 31, 1995
Investment Income
Dividends                                                $   630,587
Interest                                                   1,937,305
                                                            ---------
  Total Investment Income                                  2,567,892
                                                            ---------
Expenses
Investment advisory fee                                    1,052,902
Distribution fee--Class A                                    373,486
Distribution fee--Class B                                     10,202
Financial agent fee                                           45,124
Transfer agent                                               299,715
Registration                                                  39,123
Custodian                                                     35,593
Printing                                                      31,482
Professional                                                  27,866
Trustees                                                      16,250
Miscellaneous                                                 10,285
                                                            ---------
 Total Expenses                                            1,942,028
                                                            ---------
Net Investment Income                                        625,864
                                                            ---------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                           22,388,865
Net unrealized appreciation on investments                23,926,580
                                                            ---------
Net gain on investments                                   46,315,445
                                                            ---------
Net increase in net assets resulting from operations     $46,941,309
                                                            =========

STATEMENT OF CHANGES IN NET ASSETS

                                         Year Ended       Year Ended
                                        October 31,       October 31,
                                            1995             1994
                                        -------------   ---------------
From Operations
 Net investment income                  $    625,864     $  2,811,816
 Net realized gain                        22,388,865        8,997,579
 Net unrealized appreciation
  (depreciation)                          23,926,580      (11,282,180)
                                         -----------      -------------
 Increase in net assets resulting
  from operations                         46,941,309          527,215
                                         -----------      -------------
From Distributions to Shareholders
 Net investment income--Class A           (1,906,874)      (2,191,581)
 Net investment income--Class B               (6,562)         --
 Net realized gains--Class A              (9,109,368)     (10,802,703)
 Net realized gains--Class B                 (33,032)         --
                                         -----------      -------------
 Decrease in net assets from
  distributions to shareholders          (11,055,836)     (12,994,284)
                                         -----------      -------------
From Share Transactions
Class A
 Proceeds from sales of shares
  (4,239,236 and 4,129,589 shares,
  respectively)                           62,165,020       55,468,458
 Net asset value of shares issued
  from reinvestment of
  distributions
  (857,273 and 898,834 shares,
  respectively)                           10,298,375       12,084,147
 Cost of shares repurchased
  (4,688,495 and 4,341,161 shares,
  respectively)                          (67,901,061)     (57,979,171)
                                         -----------      -------------
Total                                      4,562,334        9,573,434
                                         -----------      -------------
Class B
 Proceeds from sales of shares
  (152,973 and 24,793 shares,
  respectively)                            2,285,062          326,217
 Net asset value of shares issued
  from reinvestment of
  distributions
  (3,215 and 0 shares,
  respectively)                               38,454          --
 Cost of shares repurchased (34,861
  and 1 shares, respectively)               (558,289)             (10)
                                         -----------      -------------
Total                                      1,765,227          326,207
                                         -----------      -------------
 Increase in net assets from share
  transactions                             6,327,561        9,899,641
                                         -----------      -------------
 Net increase (decrease) in net
  assets                                  42,213,034       (2,567,428)
Net Assets
 Beginning of period                     140,467,453      143,034,881
                                         -----------      -------------
 End of period (including
  undistributed net investment
  income of $230,621 and
  $1,512,086, respectively)             $182,680,487     $140,467,453
                                         ===========      =============

FINANCIAL HIGHLIGHTS
   (Selected data for a share outstanding throughout the indicated period)

                                               Class A
                         -----------------------------------------------------
                                        Year Ended October 31,
                          1995       1994       1993       1992        1991
                         -------    -------    -------    -------   ---------
Net asset value,
  beginning of
  period                 $13.33     $14.56     $13.56     $14.88      $10.77
Income from
  investment
  operations((5))
 Net investment
  income                   0.06((4))   0.27      0.22       0.23        0.23
 Net realized and
  unrealized (loss)
  gain                     4.21      (0.21)      1.62       0.59        4.05
                          ------     ------     ------     ------      -------
  Total from
  investment
  operations               4.27       0.06       1.84       0.82        4.28
                          ------     ------     ------     ------      -------
Less distributions
 Dividends from net
  investment income       (0.19)     (0.22)     (0.23)     (0.25)      (0.17)
 Dividends from net
  realized gains          (0.90)     (1.07)     (0.61)     (1.50)       --
 Distributions in
  excess of
  accumulated
   realized gains          --         --         --        (0.39)       --
                          ------     ------     ------     ------      -------
  Total
  distributions           (1.09)     (1.29)     (0.84)     (2.14)      (0.17)
                          ------     ------     ------     ------      -------
Change in net asset
  value                    3.18      (1.23)      1.00      (1.32)       4.11
                          ------     ------     ------     ------      -------
Net asset value, end
  of period              $16.51     $13.33     $14.56     $13.56      $14.88
                          ======     ======     ======     ======      =======
Total return((1))         35.14%      0.37%     14.15%      7.11%      39.99%
Ratios/supplemental
  data:
Net assets, end of
  period (thousands)   $180,288   $140,137   $143,035   $128,530    $125,942
Ratio to average net
  assets of:
 Operating expenses        1.29%      1.26%      1.17%      1.25%       1.20%
 Net investment
  income (loss)            0.43%      1.97%      1.58%      1.70%       1.68%
Portfolio turnover          331%       306%       192%       251%        332%

                                    Class B
                         -------------------------------

                                              From
                                            Inception
                                           7/21/94 to
                             1995           10/31/94
                        -------------     --------------
Net asset value,
  beginning of
  period                   $13.31            $13.09
Income from
  investment
  operations((5))
 Net investment
  income                    (0.12)((4))        0.02
 Net realized and
  unrealized (loss)
  gain                       4.26              0.20
                           -----------    -------------
  Total from
  investment
  operations                 4.14              0.22
                           -----------    -------------
Less distributions
 Dividends from net
  investment income         (0.17)             --
 Dividends from net
  realized gains            (0.90)             --
 Distributions in
  excess of
  accumulated
   realized gains             --               --
                           -----------    -------------
  Total
  distributions             (1.07)             --
                           -----------    -------------
Change in net asset
  value                      3.07              0.22
                           -----------    -------------
Net asset value, end
  of period                $16.38            $13.31
                           ===========    =============
Total return((1))           34.15%             1.68%((3))
Ratios/supplemental
  data:
Net assets, end of
  period (thousands)       $2,393              $330
Ratio to average net
  assets of:
 Operating expenses          2.04%             1.81%((2))
 Net investment
  income (loss)             (0.83%)            1.45%((2))
Portfolio turnover            331%              306%

((1)) Maximum sales load is not reflected in the total return calculation.

((2)) Annualized

((3)) Not annualized

((4)) Computed using average shares outstanding.

((5)) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.

HIGH YIELD FUND SERIES

INVESTMENT ADVISER'S REPORT

Phoenix High Yield Fund ended its fiscal year with solid results. For the twelve months ended October 31, 1995, the Class A shares provided a total return of 11.19% and Class B shares returned 10.44%. As measured by the CS First Boston High Yield Index, the market returned 15.24% for the same period. All of these figures assume reinvestment of any distributions but exclude the effect of sales charges. The Fund's relative underperformance stemmed primarily from its significant weighting in the emerging debt markets early in the year.

The poor performance of the emerging markets sector in the first quarter of the fiscal year was due primarily to the financial crisis in Mexico. This sector has subsequently recovered, and while a negative pull on this fiscal year's returns, has greatly enhanced 1995 year-to-date results. Currently, the Fund is focusing its foreign investments on dollar-denominated emerging markets securities and Canadian issues. Domestically, we are finding good value in the health care, telecommunications, and cable television industries. Overall, the domestic high-yield market continues to be one of the better performers in the fixed-income market.

Looking forward, we continue to focus on better quality domestic high-yield issues. Presently, almost one half of the portfolio is rated "Ba" or better by Moody's. We are stressing better quality credits for several important reasons: uncertainty about the direction of the domestic economy, the sharp decline in the credit quality of the new issue market, and an increasing number of defaults in the high-yield universe. While our move to upgrade the credit quality of the portfolio was somewhat early, we now appear to be benefiting from a substantial movement to more defensive and better rated high-yield credits. We also remain strongly committed to the emerging debt markets, believing that this sector will outperform the domestic high-yield sector in the coming year.

INVESTOR PROFILE

Phoenix High Yield Fund is best suited for risk-tolerant investors seeking a long-term investment to provide for high current income. High-yield fixed-income securities generally are subject to greater market fluctuations and risk of loss of income and principal than are investments in lower-yielding fixed-income securities. Foreign investing involves special risks, such as currency fluctuations, less public disclosure as well as economic and political risks.

                      See Notes to Financial Statements

======================================LINE CHART===============================
          High-Yield  First Boston
            Fund--     High Yield
           Class A      Index*

1985         9525       10000
1986        11500       12218
1987        11236       12214
1988        13227       14650
1989        13312       14870
1990        12648       13547
1991        16033       19660
1992        18643       22688
1993        22722       27008
1994        22138       27454
1995        24615       31638

Average Annual Total Returns for Periods Ending 10/31/95

                                                                 From Inception
                                                                 2/16/94 to
                                   1 Year    5 Years   10 Years    10/31/95
--------------------------------------------------------------------------------
Class A with 4.75% sales charge     5.96%    13.10%     9.42%       --
--------------------------------------------------------------------------------
Class A at net asset value         11.19%    14.22%     9.94%       --
--------------------------------------------------------------------------------
Class B with CDSC                   4.62%      --        --        1.34%
--------------------------------------------------------------------------------
Class B at net asset value         10.44%      --        --        1.15%
--------------------------------------------------------------------------------
First Boston High Yield Index*     15.24%    18.49%    12.28%      7.11%
===============================================================================

This chart assumes an initial gross investment of $10,000 made on 10/31/85 for Class A shares. The total return for Class A shares reflects the maximum sales charge of 4.75% on the initial investment and assumes reinvestment of dividends and capital gains. Class B share performance will be greater or less than that shown based on differences in inception dates, fees and sales charges. The total return (since inception 2/16/94) for Class B shares reflects the 5% contingent deferred sales charge (CDSC), which is applicable on all shares redeemed during the 1st year after purchase and 4% for all shares redeemed during the 2nd year after purchase (scaled down to 3%--3rd year; 2%--4th and 5th year and 0% thereafter). Returns indicate past performance, which is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

*The First Boston High Yield Index is an unmanaged but commonly used index that tracks the returns of all new publicly offered debt of more than $75 million rated below BBB or BBB/BB+. The index's performance does not reflect sales charges.

INVESTMENTS AT OCTOBER 31, 1995

                                        MOODY'S
                                         BOND        PAR
                                        RATING      VALUE
                                    (Unaudited)     (000)         VALUE
                                        --------    -------   -------------
U.S. GOVERNMENT SECURITIES--2.1%
U.S. Treasury Bonds--2.1%
 U.S. Treasury Bonds 6.50%, '05           Aaa     $ 10,500    $ 10,874,063
                                                                -----------
TOTAL U.S. GOVERNMENT SECURITIES
 (Identified cost $10,755,938)                                  10,874,063
                                                                -----------
NON-CONVERTIBLE BONDS--60.6%
Airlines--3.2%
 GPA Delaware, Inc. 8.75%, '98            Caa       18,500      16,557,500
                                                                -----------
Building & Materials--1.5%
 Overhead Door Corp. 12.25%, '00          B          8,000       7,910,000
                                                                -----------
Chemical--Specialty--2.0%
 Borden Chemical & Plastics 9.50%,
  '05                                     Ba        10,000      10,300,000
                                                                -----------
Containers--3.3%
 Owens-Illinois, Inc. 11%, '03            Ba        11,000      12,223,750
 Portola Packaging, Inc. 10.75%,
  '05                                     B          5,000       5,125,000
                                                                -----------
                                                                17,348,750
                                                                -----------
Food--2.0%
 Curtice-Burns Foods, Inc. 12.25%,
  '05                                     B          9,750      10,335,000
                                                                -----------
Hospital Management & Services--6.6%
 Community Health Systems 10.25%,
  '03                                     B          9,600      10,284,000
 Healthsouth Rehabilitation 9.50%,
  '01                                     Ba         1,875       1,996,875
 Tenet Healthcare Corp. 10.125%,
  '05                                     Ba        20,250      21,920,625
                                                                -----------
                                                                34,201,500
                                                                -----------
Machinery--1.5%
 Cincinnati Milacron, Inc. 8.375%,
  '04                                     Ba         7,500       7,747,650
                                                                -----------
Metals & Mining--1.0%
 AK Steel Corp. 10.75%, '04               Ba         5,000       5,462,500
                                                                -----------
Non-Agency Mortgage-Backed Securities--7.3%
 Chase Mtg. Finance Corp. 93-2, B8
  6.95%, '24 (g)                          BB((c))    4,437       3,505,478
 DLJ Mortgage Acceptance Corp.
  94-MF4 B2 8.50%, '01                    BB((c))    3,000       2,725,313
 Merrill Lynch Mtg. 144A 94-M1, E
  8.23%, '22 (b)                          Ba         4,000       3,562,500
 Prudential Home Mortgage Security
  Corp. 92-29, B3 8%, '22                 Ba         6,147       5,578,787
 Resolution Trust Corp. 95-2, C1
  7.45%, '29                              Baa        3,329       3,245,775
 Resolution Trust Corp. 95-2, B2
  7%, '29                                 Baa        6,731       6,465,967
 Ryland Mortgage Security Corp. III
  92-A IC 8.33%, '30                      BB((c))  $ 1,000    $    800,313
 Salomon Brothers Mtg. 1995-C B1
  144A 6.801%, '08 (b)                    B((c))     9,845       7,395,976
 SML, Inc. 94-C1, B2 10.30%, '99          BB((c))    5,000       4,875,000
                                                                -----------
                                                                38,155,109
                                                                -----------
Office & Business Equipment--1.7%
 United Stationer Supply 12.75%,
  '05                                     B          8,500       9,095,000
                                                                -----------
Oil--1.6%
 Crown Central Petroleum 10.875%,
  '05                                     Ba         8,000       8,420,000
                                                                -----------
Paper & Forest Products--1.5%
 Repap New Brunswick Yankee
  10.625%, '05                            B          3,000       3,082,500
 SD Warren Co. Series B 12%, '04          B          4,250       4,728,125
                                                                -----------
                                                                 7,810,625
                                                                -----------
Pollution Control--0.8%
 Clean Harbors, Inc. 12.50%, '01          B          5,000       4,100,000
                                                                -----------
Publishing, Broadcasting, Printing & Cable--11.5%
 Alliance Entertainment 144A
  11.25%, '05 (b)                         B((c))     3,000       3,026,250
 Continental Cablevision 9.50%, '13       Ba         5,700       6,027,750
 Galaxy Telecom L.P. 12.375%, '05         B          8,000       7,990,000
 New World Communications Group-B
  0%, '99                                 Caa        7,000       4,725,000
 Paramount Communications 8.25%,
  '22                                     Ba         8,000       8,067,440
 SCI Television 11%, '05                  B         15,800      16,846,750
 Sinclair Broadcast Group 10%, '05        B          8,000       8,220,000
 Univision 0%, '02                        NR         8,546       5,052,926
                                                                -----------
                                                                59,956,116
                                                                -----------
Retail--2.2%
 Eyecare Centers of America 144A
  12%, '03 (b)                            B          6,500       5,533,125
 Grand Union Co. 12%, '04                 B          2,500       2,425,000
 Scotty's, Inc. Series A, 11.25%,
  '15                                     NR         3,200       3,204,000
                                                                -----------
                                                                11,162,125
                                                                -----------
Telecommunications Equipment--6.6%
 Celcarib SA 144A Unit, 0%, '04
  (b)(f)                                  NR         6,000       5,190,000
 Commnet Cellular 11.25%, '05             Caa        4,000       4,140,000
 IntelCom Group Unit 144A 0%, '05
  (b)(f)                                  NR         6,500       3,656,250
 Paging Network 10.125%, '07              B          4,000       4,260,000

 Panamsat L.P. 0%, '03 (f)                B       $ 14,400    $ 11,448,000
 USA Mobile Communications 14%, '04       B          3,500       4,033,750
 Viatel, Inc. 0%, '05 (f)                 NR         3,500       1,837,500
                                                                -----------
                                                                34,565,500
                                                                -----------
Textile & Apparel--1.8%
 Polymer Group 144A 12.75%, '02 (b)       Caa        8,850       9,115,500
                                                                -----------
Utility--Electric--4.5%
 AES Corp. 9.75%, '00                     Ba         8,000       8,220,000
 California Energy 9.875%, '03            Ba         5,000       5,150,000
 California Energy 0%, '04 (f)            Ba        11,000       9,927,500
                                                                -----------
                                                                23,297,500
                                                                -----------
TOTAL NON-CONVERTIBLE BONDS
 (Identified cost $307,380,302)                                315,540,375
                                                                -----------
FOREIGN NON-CONVERTIBLE BONDS--18.9%
  Argentina--2.8%
 Bridas Corp. 12.50%, '99                 B         11,500      10,968,125
 Transport De Gas 144A 7.75%, '98
  (b)                                     B          4,250       3,793,125
                                                                -----------
                                                                14,761,250
                                                                -----------
Brazil--2.6%
 Aracruz Cellulose 144A 10.375%,
  '02 (b)                                 NR         9,000       8,505,000
 Companhia Brasil de Projetos 144A
  12.50%, '97 (b)                         NR         5,000       4,962,500
                                                                -----------
                                                                13,467,500
                                                                -----------
Canada--3.8%
 Call-Net Enterprises 0%,
  '04 (f)                                 B         12,000       8,565,000
 Groupe Videotron Ltee 10.625%, '05       Ba         4,000       4,230,000
 Videotron Ltd. 10.25%, '02               Ba         6,500       6,808,750
                                                                -----------
                                                                19,603,750
                                                                -----------
Columbia--2.2%
 Centragas 144A 10.65%, '10 (b)           BBB((c))  11,000      11,632,500
                                                                -----------
Indonesia--1.5%
 P.T. Polysindo 13%, '01                  B          7,500       7,837,500
                                                                -----------
Mexico--2.0%
 Ispat Mexicana 144A 10.375%, '01
  (b)                                     NR        10,000       8,800,000
 Ispat Mexicana SA Euro 10.375%,
  '01                                     NR         2,000       1,760,000
                                                                -----------
                                                                10,560,000
                                                                -----------
Peru--2.1%
 Compagnie Bancaire USA Funding MTN
  144A 0%, '96 (b)                        Aa        12,104      10,742,300
                                                                -----------
Philippines--0.7%
 Subic Power Corp. 144A 9.50%, '08
  (b)                                     NR      $  4,190    $  3,917,579
                                                                -----------
United Kingdom--1.2%
 Videotron PLC 0%, '04 (f)                B          9,000       6,030,000
                                                                -----------
TOTAL FOREIGN NON-CONVERTIBLE BONDS
   (Identified cost $98,884,505)                                98,552,379
                                                                -----------
FOREIGN GOVERNMENT SECURITIES--13.4%
Argentina--2.4%
 Republic of Argentina Bear FRB
  6.8125%, '05 (f)                        B         12,500       7,445,312
 Republic of Argentina Par L-GP 5%,
  '23 (f)                                 B         11,000       5,259,375
                                                                -----------
                                                                12,704,687
                                                                -----------
Brazil--2.8%
 Republic of Brazil El-L Euro
  6.8125%, '06 (f)                        NR        11,500       7,640,313
 Republic of Brazil Par Z-L Euro
  4.25%, '24 (f)                          NR         5,000       2,428,125
 Republic of Brazil 20yr, interest
  capitalization Series C Euro 8%,
  '14                                     NR         8,490       4,324,430
                                                                -----------
                                                                14,392,868
                                                                -----------
Costa Rica--1.2%
 Central Bank of Costa Rica
  Principal A 6.25%, '10                  NR        10,200       6,171,000
                                                                -----------
Ecuador--0.9%
 Republic of Ecuador PDI 20yr Euro,
  Interest Capitalization, 7.25%,
  '15 (f)                                 NR        14,301       4,741,575
                                                                -----------
Mexico--2.4%
 Banco National Commerciale
  Exterior 7.25%, '04                     Ba         5,000       3,637,500
 United Mexican States Series A
  Euro 6.25%, '19 (e)                     Ba        5,000       2,943,750
 United Mexican States Series B
  Euro 6.25%, '19 (e)                     Ba        10,000       5,887,500
                                                                -----------
                                                                12,468,750
                                                                -----------
Poland--3.7%
 Poland PDI B 3.75%, '14 (f)              NR        30,000      19,312,500
                                                                -----------
TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $60,751,936)                                 69,791,380
                                                                -----------
                                                   SHARES
                                                   ------
PREFERRED STOCKS--2.1%
Paper & Forest Products--0.7%
 SD Warren Co. Pfd. PIK 144A
  Series B (b)                                     115,000       3,367,436
                                                                -----------
Telecommunications Equipment--1.4%
 Pan Am Satellite Corp. Pfd. PIK
  12.75%, '05                                        6,693       7,312,512
                                                                -----------
TOTAL PREFERRED STOCKS
   (Identified cost $9,129,088)                                 10,679,948
                                                                -----------

                                      SHARES          VALUE
                                   -----------    -------------
COMMON STOCKS--0.1%
Publishing, Broadcasting,
  Printing & Cable--0.0%
 Sullivan Holdings, Inc. Class
  C (d)                                   76     $            0
                                                    -----------
Telecommunications
  Equipment--0.1%
 Viatel, Inc. 144A (b)(d)            126,350            505,400
                                                    -----------
TOTAL COMMON STOCKS
 (Identified cost $850,646)                             505,400
                                                      ---------
WARRANTS--0.2%
 Eye Care Centers of America
  Warrants (d)                         6,500             32,500
 Purity Supreme, Inc. Warrants
  (d)                                 27,724                277
 SD Warren Warrants 144A (b)(d)      115,000            805,000
                                                    -----------
                                                        837,777
                                                    -----------
                                                       VALUE
                                                    -----------
TOTAL WARRANTS
 (Identified cost $568,100)                      $       837,777
                                                    -----------
TOTAL LONG-TERM INVESTMENTS--97.4%
   (Identified cost $488,320,515)                   506,781,322
                                                    -----------
TOTAL INVESTMENTS--97.4%
   (Identified cost $488,320,515)                 506,781,322(a)
 Cash & receivables, less liabilities--2.6%          13,404,694
                                                    -----------
NET ASSETS--100.0%                               $  520,186,016
                                                    ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $31,248,538 and gross depreciation of $10,626,519 for income tax purposes. At October 31, 1995, the aggregate cost of securities for federal income tax purposes was $486,159,303. At October 31, 1995, the Fund had capital loss carryforwards for tax purposes aggregating $330,628,821 which may be used to offset future capital gains. Of this amount, $247,265,135 was acquired in connection with the merger of National Bond Fund into the Fund which expire as follows: $22,486,288 through 1996; $178,352,034 through 1997;
    and, $46,426,813 through 1998. The availability of these capital loss carryforwards to offset future capital gains is subject to an annual limitation determined under the Internal Revenue Code of 1986, as amended. The Fund has additional capital loss carryforwards of $83,363,686 which expire as follows: $2,286,389 through 1997; $20,045,739 through 1998; $14,103,053 through 2002; and, $46,928,505 through 2003.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1995, these securities amounted to a value of $94,510,441 or 18.2% of net assets.

(c) As rated by Standard & Poor's, Duff & Phelps or Fitch

(d) Non-income producing

(e) Mexico Value Recovery Euro Rights (15,000,000 shares) incorporated as a unit.

(f) Variable or step coupon bond; interest rate shown reflects the rate currently in effect.

(g) Private placement; acquisition cost $4,015,770, acquisition date 8/30/93. The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

                      STATEMENT OF ASSETS AND LIABILITIES
                               OCTOBER 31, 1995

Assets
Investment securities at value
 (Identified cost $488,320,515)                           $506,781,322
Cash                                                           855,975
Receivables
 Investment securities sold                                  2,458,950
 Fund shares sold                                              522,403
 Dividends and interest                                     10,897,631
                                                            -----------
  Total assets                                             521,516,281
                                                            -----------
Liabilities
Payables
 Fund shares repurchased                                       596,649
 Investment advisory fee                                       286,152
 Distribution fee                                              117,639
 Financial agent fee                                            13,207
 Transfer agent fee                                            231,511
 Trustees' fee                                                   6,304
Accrued expenses                                                78,803
                                                            -----------
  Total liabilities                                          1,330,265
                                                            -----------
Net Assets                                                $520,186,016
                                                            ===========
Net Assets Consist of:
Capital paid in on shares of beneficial interest          $582,877,757
Undistributed net investment income                          2,426,413
Accumulated net realized loss                              (83,578,961)
Net unrealized appreciation                                 18,460,807
                                                            -----------
Net Assets                                                $520,186,016
                                                            ===========
Class A
Shares of beneficial interest outstanding,
 $1 par value, unlimited authorization
 (Net Assets $507,855,238)                                  62,128,293
Net asset value per share                                        $8.17
Offering price per share
$8.17/(1-4.75%)                                                  $8.58

Class B
Shares of beneficial interest outstanding, $1 par
  value,
 unlimited authorization (Net Assets $12,330,778)            1,506,415
Net asset value and offering price per share                     $8.19

                           STATEMENT OF OPERATIONS
                         YEAR ENDED OCTOBER 31, 1995

Investment Income
Interest                                                $ 56,840,805
Dividends                                                    733,103
                                                          -----------
  Total Investment Income                                 57,573,908
                                                          -----------
Expenses
Investment advisory fee                                    3,336,889
Distribution fee--Class A                                  1,261,237
Distribution fee--Class B                                     88,728
Financial agent fee                                          154,010
Transfer agent                                             1,143,115
Custodian                                                     72,236
Registration                                                  60,129
Printing                                                      54,880
Professional                                                  54,688
Trustees                                                      16,250
Miscellaneous                                                 42,905
                                                          -----------
  Total Expenses                                           6,285,067
                                                          -----------
Net Investment Income                                     51,288,841
                                                          -----------
Net Realized and Unrealized Gain (Loss) on
  Investments
Net realized loss on securities                          (45,170,764)
Net unrealized appreciation on investments                47,776,602
                                                          -----------
Net gain on investments                                    2,605,838
                                                          -----------
Net increase in net assets resulting from operations    $ 53,894,679
                                                          ===========

STATEMENT OF CHANGES IN NET ASSETS

                                                Year Ended       Year Ended
                                               October 31,       October 31,
                                                   1995             1994
                                              -------------     --------------
From Operations
 Net investment income                        $  51,288,841     $  51,831,131
 Net realized loss                              (45,170,764)      (17,866,378)
 Net unrealized appreciation
  (depreciation)                                 47,776,602       (49,152,939)
                                                 -----------    -------------
 Increase (decrease) in net assets
  resulting from operations                      53,894,679       (15,188,186)
                                                 -----------    -------------
From Distributions to Shareholders
 Net investment income--Class A                 (49,483,730)      (49,858,087)
 Net investment income--Class B                    (817,976)         (204,011)
 Tax return of capital--Class A                     --             (2,179,385)
 Tax return of capital--Class B                     --                 (8,928)
                                                 -----------    -------------
 Decrease in net assets from distributions
  to shareholders                               (50,301,706)      (52,250,411)
                                                 -----------    -------------
From Share Transactions
Class A
 Proceeds from sales of shares (9,926,312
  and 8,604,443 shares, respectively)            78,513,605        75,570,434
 Net asset value of shares issued from
  reinvestment of distributions (3,110,460
  and 2,929,843 shares, respectively)            24,479,580        25,376,952
 Net asset value of shares issued from the
  acquisition of National Bond Fund
  (0 and 60,339,364 shares, respectively)           --            549,549,755
 Cost of shares repurchased (16,450,118
  and 26,352,589 shares, respectively)         (130,311,090)     (233,952,592)
                                                 -----------    -------------
Total                                           (27,317,905)      416,544,549
                                                 -----------    -------------
Class B
 Proceeds from sales of shares (915,297
  and 790,792 shares, respectively)               7,282,409         6,778,305
 Net asset value of shares issued from
  reinvestment of distributions (36,805 and
  8,195 shares, respectively)                       292,115            68,334
 Cost of shares repurchased (190,541 and
  54,133 shares, respectively)                   (1,491,768)         (457,539)
                                                 -----------    -------------
Total                                             6,082,756         6,389,100
                                                 -----------    -------------
 (Decrease) increase in net assets from
  share transactions                            (21,235,149)      422,933,649
                                                 -----------    -------------
 Net (decrease) increase in net assets          (17,642,176)      355,495,052
                                                 -----------    -------------
Net Assets
 Beginning of period                            537,828,192       182,333,140
                                                 -----------    -------------
 End of period (including undistributed
  net investment income of $2,426,413 and
  $1,393,932, respectively)                   $ 520,186,016     $ 537,828,192
                                                 ===========    =============

FINANCIAL HIGHLIGHTS
   (Selected data for a share outstanding throughout the indicated period)

                                               Class A
                         -----------------------------------------------------
                                        Year Ended October 31,
                          1995       1994       1993       1992        1991
                         -------    -------    -------    -------   ---------
Net asset value,
  beginning of
  period                 $ 8.11     $ 9.11     $ 8.14     $ 7.70      $ 6.72
Income from
  investment
  operations
 Net investment
  income                   0.80       0.76       0.74       0.77        0.74
 Net realized and
  unrealized gain
  (loss):                  0.04      (0.97)      0.97       0.44        0.98
                          ------     ------     ------     ------      -------
  Total from
  investment
  operations               0.84      (0.21)      1.71       1.21        1.72
                          ------     ------     ------     ------      -------
Less distributions
 Dividends from net
  investment income       (0.78)     (0.76)     (0.74)     (0.77)      (0.74)
 Tax return of
  capital                  --        (0.03)      --         --          --
                          ------     ------     ------     ------      -------
  Total
  distributions           (0.78)     (0.79)     (0.74)     (0.77)      (0.74)
                          ------     ------     ------     ------      -------
Change in net asset
  value                    0.06      (1.00)      0.97       0.44        0.98
                          ------     ------     ------     ------      -------
Net asset value, end
  of period              $ 8.17     $ 8.11     $ 9.11     $ 8.14      $ 7.70
                          ======     ======     ======     ======      =======
Total return((1))         11.19%     -2.57%     21.87%     16.28%      26.77%
Ratios/supplemental
  data:
Net assets end of
  period (thousands)   $507,855   $531,773   $182,333   $113,197     $91,664
Ratio to average net
  assets of:
 Operating expenses        1.21%      1.19%      1.04%      1.08%       1.08%
 Net investment
  income                  10.01%      9.01%      8.46%      9.51%      10.12%
Portfolio turnover          147%       222%       157%       205%        326%

                                    Class B
                         -------------------------------
                             Year             From
                            Ended           Inception
                         October 31,       2/16/94 to
                             1995           10/31/94
                        -------------     --------------
Net asset value,
  beginning of
  period                  $     8.13         $  9.38
Income from
  investment
  operations
 Net investment
  income                        0.72            0.54
 Net realized and
  unrealized gain
  (loss):                       0.07           (1.25)
                           -----------    -------------
  Total from
  investment
  operations                    0.79           (0.71)
                           -----------    -------------
Less distributions
 Dividends from net
  investment income            (0.73)          (0.52)
 Tax return of
  capital                     --               (0.02)
                           -----------    -------------
  Total
  distributions                (0.73)          (0.54)
                           -----------    -------------
Change in net asset
  value                         0.06           (1.25)
                           -----------    -------------
Net asset value, end
  of period               $     8.19         $  8.13
                           ===========    =============
Total return((1))              10.44%          -7.67%((3))
Ratios/supplemental
  data:
Net assets end of
  period (thousands)         $12,331          $6,056
Ratio to average net
  assets of:
 Operating expenses             1.97%           1.80%((2))
 Net investment
  income                        9.18%           9.12%((2))
Portfolio turnover               147%            222%

((1)) Maximum sales load is not reflected in the total return calculation.

((2)) Annualized

((3)) Not annualized

U.S. GOVERNMENT SECURITIES FUND SERIES

INVESTMENT ADVISER'S REPORT

Phoenix U.S. Government Securities Fund performed solidly during this fiscal reporting year. For the twelve months ended October 31, 1995, Class A shares provided a total return of 14.81% and Class B shares returned 13.82%. This result was in line with the Lehman Brothers Government Bond Index, which returned 15.37% for the same period.

Over this reporting cycle, we maintained a consistent strategy, adjusting the portfolio's sector allocations between mortgage-backed securities and U.S. Treasuries. This strategy allows us to take advantage of the best values in these two sectors over time. Currently, the Fund is overweighted in mortgage-backed securities, which represented approximately 67% of portfolio holdings as of October 31, 1995.

The bond market had an exceptionally strong year in 1995. While we do not expect to see such strength in 1996, our outlook is positive. We expect to adhere to our conservative management strategy, emphasizing the best value in U.S. Treasury and mortgage-backed securities.

INVESTOR PROFILE

Phoenix U.S. Government Securities Fund is well suited for investors seeking a high level of current income consistent with safety of principal.

======================================LINE CHART===============================
       Lehman Brothers   U.S. Government
       Government Bond  Securities Fund--
           Index*           Class A

1987         9525           10000
1987         9014            9874
1988         9997           10835
1989        10853           12138
1990        11485           12858
1991        13120           14735
1992        14398           16257
1993        15864           18392
1994        15233           17570
1995        17489           20270

Average Annual Total Returns for Periods Ending 10/31/95

                                                 From Inception  From Inception
                                                 3/9/87 to       2/24/94 to
                               1 Year   5 Years  10/31/95        10/31/95
--------------------------------------------------------------------------------
Class A with 4.75%
   sales charge                 9.39%    7.71%   6.68%           --
--------------------------------------------------------------------------------
Class A at net asset value     14.81%    8.76%   7.28%           --
--------------------------------------------------------------------------------
Class B with CDSC               8.82%      --    --              3.23%
--------------------------------------------------------------------------------
Class B at net asset value     13.82%      --    --              5.53%
--------------------------------------------------------------------------------
Lehman Brothers Government
   Bond Index*                 15.37%    9.53%   8.51%           6.90%
================================================================================

This chart assumes an initial gross investment of $10,000 made on 3/9/87 for Class A shares. The total return for Class A shares reflects the maximum sales charge of 4.75% on the initial investment and assumes reinvestment of dividends and capital gains. Class B share performance will be greater or less than that shown based on differences in inception dates, fees and sales charges. The total return for Class B shares reflects the 5% contingent deferred sales charge (CDSC), which is applicable on all shares redeemed during the 1st year after purchase and 4% for all shares redeemed during the 2nd year after purchase (scaled down to 3%--3rd year; 2%--4th and 5th year and 0% thereafter). Returns indicate past performance, which is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

*The Lehman Brothers Government Bond index is an unmanaged but commonly used measure of non-mortgaged government securities performance. The index's performance does not reflect sales charges.

INVESTMENTS AT OCTOBER 31, 1995

                                   STANDARD
                                   & POOR'S       PAR
                                    RATING       VALUE
                                 (Unaudited)     (000)         VALUE
                                    --------    --------   -------------
U.S. GOVERNMENT
  SECURITIES--95.5%
U.S. Treasury Bonds--7.3%
 U.S. Treasury Bonds 7.125%, '23     AAA       $ 16,000     $ 17,431,360
                                                              -----------
U.S. Treasury Notes--20.9%
 U.S. Treasury Notes 5.625%, '97     AAA         15,000       15,004,665
 U.S. Treasury Notes 6.50%, '97      AAA         17,000       17,246,500
 U.S. Treasury Notes 5.125%,
  '98                                AAA         13,000       12,781,340
 U.S. Treasury Notes 5.875%, '98     AAA          5,000        5,021,750
                                                              -----------
                                                              50,054,255
                                                              -----------
Agency Mortgage-Backed
  Securities--67.3%
 FHLMC 9.30%, '05                    AAA          1,147        1,164,899
 FHLMC 6.75%, '19                    AAA          1,500        1,501,875
 FNMA 10%, '04                       AAA          5,000        5,318,150
 FNMA 8.70%, '16                     AAA          1,569        1,616,694
 FNMA 5.85%, '17                     AAA          5,000        4,900,650
 FNMA 6.65%, '17                     AAA          1,500        1,493,489
 FNMA 6.50%, '18                     AAA          1,500        1,484,024
Agency Mortgage-Backed
  Securities--(continued)
 FNMA 8.50%, '19                     AAA       $  1,500     $  1,529,865
 FNMA 6.75%, '19-'22                 AAA          8,442        8,404,109
 FNMA 7%, '23                        AAA         21,902       21,732,808
 GNMA 6.50%, '23-'24                 AAA         77,790       75,626,889
 GNMA 8%, '05-'06                    AAA            206          211,715
 GNMA 8.50%, '01-'22                 AAA            723          754,781
 GNMA 9%, '24-'25                    AAA         33,826       35,545,559
                                                              -----------
                                                             161,285,507
                                                              -----------
TOTAL U.S. GOVERNMENT SECURITIES
 (Identified cost $227,944,264)                              228,771,122
                                                              -----------
SHORT-TERM OBLIGATIONS--4.0%
Federal Agency Securities--4.0%
 Federal Home Loan Banks, 5.82%, 11-1-95          9,545        9,545,000
                                                              -----------
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $9,545,000)                                  9,545,000
                                                              -----------
TOTAL INVESTMENTS--99.5%
 (Identified cost $237,489,264)                              238,316,122((a))
Cash & receivables, less liabilities--0.5%                     1,217,702
                                                              -----------
NET ASSETS--100.0%                                          $239,533,824
                                                              ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,704,714 and gross depreciation of $877,856 for income tax purposes. At October 31, 1995, the aggregate cost of securities for federal income tax purposes was $237,489,264. At October 31, 1995, the Fund had capital loss carryforwards for tax purposes aggregating $44,091,871 which may be used to offset future capital gains. Of this amount $35,407,292 was acquired in connection with the merger of National Federal Securities Trust Fund into the Fund which expire as follows: $19,668,129 through 1996; $13,922,859 through 1997; and, $1,816,304 through 1998. The availability of these capital loss carryforwards to offset future capital gains is subject to an annual limitation determined under the Internal Revenue Code of 1986, as amended. The Fund has additional capital loss carryforwards of $8,684,579 which expires in 2002.

                      See Notes to Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES
                               OCTOBER 31, 1995
Assets
Investment securities at value
 (Identified cost $237,489,264)                           $238,316,122
Cash                                                             4,655
Receivables
 Fund shares sold                                               35,369
 Interest                                                    1,743,515
                                                            -----------
  Total assets                                             240,099,661
                                                            -----------

Liabilities
Payables
 Fund shares repurchased                                       281,302
 Investment advisory fee                                        91,958
 Distribution fee                                               53,383
 Financial agent fee                                             6,130
 Transfer agent fee                                             78,751
 Trustees' fee                                                   4,520
Accrued expenses                                                49,793
                                                            -----------
  Total liabilities                                            565,837
                                                            -----------
Net Assets                                                $239,533,824
                                                            ===========

Net Assets Consist of:
Capital paid in on shares of beneficial interest          $247,391,545
Accumulated net realized losses                             (8,684,579)
Net unrealized appreciation                                    826,858
                                                            -----------
Net Assets                                                $239,533,824
                                                            ===========

Class A
Shares of beneficial interest outstanding,
  $1 par value, unlimited authorization
  (Net Assets $235,878,921)                                 24,566,975
Net asset value per share                                        $9.60
Offering price per share
  $9.60/(1-4.75%)                                               $10.08
Class B
Shares of beneficial interest outstanding,
  $1 par value, unlimited authorization
  (Net Assets $3,654,903)                                      381,535
Net asset value and offering price per share                     $9.58

                           STATEMENT OF OPERATIONS
                         YEAR ENDED OCTOBER 31, 1995
Investment Income
Interest                                                  $17,692,633
                                                            ----------
  Total Investment Income                                  17,692,633
                                                            ----------
Expenses
Investment advisory fee                                     1,137,873
Distribution fee--Class A                                     625,568
Distribution fee--Class B                                      26,334
Financial agent fee                                            75,858
Transfer agent                                                526,095
Custodian                                                      29,278
Registration                                                   28,885
Professional                                                   20,213
Trustees                                                       16,250
Printing                                                       15,410
Miscellaneous                                                  10,878
                                                            ----------
  Total Expenses                                            2,512,642
                                                            ----------
Net Investment Income                                      15,179,991
                                                            ----------

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                             4,645,956
Net unrealized appreciation on investments                 15,291,582
                                                            ----------
Net gain on investments                                    19,937,538
                                                            ----------
Net increase in net assets resulting from operations      $35,117,529
                                                            ==========

STATEMENT OF CHANGES IN NET ASSETS

                                         Year Ended       Year Ended
                                        October 31,       October 31,
                                            1995             1994
                                        -------------   ---------------
From Operations
 Net investment income                  $ 15,179,991     $ 16,222,097
 Net realized gain (loss)                  4,645,956      (11,416,977)
 Net unrealized appreciation
  (depreciation)                          15,291,582      (15,475,350)
                                         -----------      -------------
 Increase (decrease) in net assets
  resulting from operations               35,117,529      (10,670,230)
                                         -----------      -------------
From Distributions to Shareholders
 Net investment income--Class A          (14,898,311)     (13,246,429)
 Net investment income--Class B             (135,148)         (19,429)
 Distributions in excess of net
  investment income--Class A                (124,677)         --
 Distributions in excess of net
  investment income--Class B                  (1,132)         --
 Net realized gains--Class A                 --               (92,260)
 Tax return of capital--Class A              --            (4,146,589)
 Tax return of capital--Class B              --                (6,082)
                                         -----------      -------------
 Decrease in net assets from
  distributions to shareholders          (15,159,268)     (17,510,789)
                                         -----------      -------------
From Share Transactions
Class A
 Proceeds from sales of shares
  (1,623,549 and 2,393,248 shares,
  respectively)                           14,794,526       22,709,766
 Net asset value of shares issued
  from reinvestment of
  distributions (853,155 and
  979,043 shares, respectively)            7,809,721        9,084,714
 Net asset value of shares issued
  from the acquisition of National
  Federal Securities Trust (0 and
  28,739,914 shares, respectively)           --           279,879,250
 Cost of shares repurchased
  (7,434,464 and 8,370,065 shares,
  respectively)                          (68,623,281)     (78,447,389)
                                         -----------      -------------
Total                                    (46,019,034)     233,226,341
                                         -----------      -------------
Class B
 Proceeds from sales of shares
  (351,124 and 146,592 shares,
  respectively)                            3,208,563        1,340,909
 Net asset value of shares issued
  from reinvestment of
  distributions (6,855 and 1,065
  shares, respectively)                       63,105            9,600
 Cost of shares repurchased
  (116,132 and 7,969 shares,
  respectively)                           (1,072,281)         (72,852)
                                         -----------      -------------
Total                                      2,199,387        1,277,657
                                         -----------      -------------
 (Decrease) increase in net assets
  from share transactions                (43,819,647)     234,503,998
                                         -----------      -------------
 Net (decrease) increase in net
  assets                                 (23,861,386)     206,322,979
Net Assets
 Beginning of period                     263,395,210       57,072,231
                                         -----------      -------------
End of period (including
  undistributed net investment
  income of $0 and $0,
  respectively)                         $239,533,824     $263,395,210
                                         ===========      =============

FINANCIAL HIGHLIGHTS
   (Selected data for a share outstanding throughout the indicated period)

                                            Class A
                     -----------------------------------------------------
                                    Year Ended October 31,
                      1995       1994       1993       1992        1991
                     -------    -------    -------     -------   ---------
Net asset value,
  beginning of
  period             $ 8.88     $ 9.87     $ 9.91     $ 9.65      $ 9.08
Income from
  investment
  operations
 Net investment
  income               0.55       0.64       0.62((1))   0.65((1))   0.68((1))
 Net realized
  and unrealized
  gain (loss)          0.72      (1.02)      0.34       0.26        0.57
                      ------     ------     ------     ------      -------
  Total from
  investment
  operations           1.27      (0.38)      0.96       0.91        1.25
                      ------     ------     ------     ------      -------
Less
  distributions
 Dividends from
  net investment
  income              (0.55)     (0.45)     (0.62)     (0.65)      (0.68)
 Dividends from
  net realized
  gains                --        (0.02)     (0.38)      --          --
 Tax return of
  capital              --        (0.14)      --         --          --
                      ------     ------     ------     ------      -------
  Total
  distributions       (0.55)     (0.61)     (1.00)     (0.65)      (0.68)
                      ------     ------     ------     ------      -------
Change in net
  asset value          0.72      (0.99)     (0.04)      0.26        0.57
                      ------     ------     ------     ------      -------
Net asset value,
  end of period      $ 9.60     $ 8.88     $ 9.87     $ 9.91      $ 9.65
                      ======     ======     ======     ======      =======
Total
  return((2))         14.81%     -3.98%     10.18%      9.74%      14.24%
Ratios/supplemental
  data:
Net assets, end
  of period
  (thousands)      $235,879   $262,157    $57,072    $40,365     $22,123
Ratio to average
  net assets of:
 Operating
  expenses             0.99%      0.98%      0.75%      0.77%       0.97%
 Net investment
  income               6.01%      5.92%      6.19%      6.64%       7.20%
Portfolio
  turnover              178%       101%       264%       285%        130%

                                 Class B
                     -------------------------------
                         Year             From
                        Ended           Inception
                     October 31,       2/24/94 to
                         1995           10/31/94
                    -------------     --------------
Net asset value,
  beginning of
  period              $    8.86          $  9.61
Income from
  investment
  operations
 Net investment
  income                   0.48             0.39
 Net realized
  and unrealized
  gain (loss)              0.72            (0.75)
                       -----------     -------------
  Total from
  investment
  operations               1.20            (0.36)
                       -----------     -------------
Less
  distributions
 Dividends from
  net investment
  income                  (0.48)           (0.30)
 Dividends from
  net realized
  gains                   --                --
 Tax return of
  capital                 --               (0.09)
                       -----------     -------------
  Total
  distributions           (0.48)           (0.39)
                       -----------     -------------
Change in net
  asset value              0.72            (0.75)
                       -----------     -------------
Net asset value,
  end of period       $    9.58          $  8.86
                       ===========     =============
Total
  return((2))             13.82%           -3.83%((4))
Ratios/supplemental
  data:
Net assets, end
  of period
  (thousands)            $3,655           $1,238
Ratio to average
  net assets of:
 Operating
  expenses                 1.73%            2.00%((3))
 Net investment
  income                   5.23%            4.49%((3))
Portfolio
  turnover                  178%             101%

((1)) Includes reimbursement of operating expenses by investment adviser of $0.03, $0.04 and $0.01, respectively.

((2)) Maximum sales load is not reflected in the total return calculation.

((3)) Annualized

((4)) Not annualized

MONEY MARKET FUND SERIES

INVESTMENT ADVISER'S REPORT

Phoenix Money Market Fund performed solidly over the twelve months ended October 31, 1995. The current yield of Class A shares on October 31 was 5.10%, as compared with the 5.17% average yield of taxable money market funds reported by Donoghue's Money Fund Report. The current yield is a seven-day annualized yield computed by dividing the average net investment income earned per share during the seven-day period preceding the date of calculation by the average daily net asset value per share for the same period, with the resulting figure multiplied by 365.

The short-term market saw little activity from the Federal Reserve Board over the second half of this fiscal year. After nearly three years of restrictive policy, the Fed cut the Federal Funds rate to 5.75% from 6.00% early in July. Yet despite increasing concerns about the economy and the Federal budget deficit, the Fed has since remained on the sidelines. Once the budget problems are resolved, however, most observers expect the Fed to begin easing again.

In anticipation of the Fed's easing, we continue to look for opportunities to extend portfolio maturities where appropriate. We are also maintaining our focus on floating-rate securities, which have been strong contributors to the portfolio over this reporting period.

FEATURES

Your investment in the Money Market Fund earns a high return with the benefit of the following features.

Daily Yield Information--Our 7-day yield is published in various newspapers including the Wall Street Journal. It is also obtainable by calling us toll-free at 800-243-1574.

Expedited Investments--If you would like to start your money working immediately, you may arrange to purchase shares by wiring Federal Funds. Your account is credited upon receipt of such funds.

Invest-By-Phone--By using the Invest-By-Phone option, you can transfer money between your bank account and your Money Market account. This convenient feature may be used for purchases or redemptions which flow through a commercial bank, savings bank or credit union which is a member of the Automated Clearing House.

Free Checkwriting--We'll supply you with an unlimited amount of checks which you can write against your account. You continue to earn dividends until your check clears.

Monthly Distributions--Dividends are paid on a monthly basis. You may elect to have your dividends paid to you or to whomever you designate or your dividend may be reinvested to purchase additional shares.

INVESTOR PROFILE

Investors seeking high current income with high liquidity are best suited for this Fund. Phoenix Money Market Fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance the Fund will be able to maintain a stable net asset value of $1.00 per share.

======================================LINE CHART===============================
                                      Donoghue
               Money Market         Money Market
               Fund--Class A        Fund Report*
11/94            4.45                  4.57
12/94            4.91                  5.02
 1/95            5.21                  5.20
 2/95            5.49                  5.41
 3/95            5.86                  5.48
 4/95            5.47                  5.49
 5/95            5.61                  5.46
 6/95            5.50                  5.43
 7/95            5.46                  5.33
 8/95            5.38                  5.23
 9/95            5.32                  5.19
10/95            5.10                  5.17
================================================================================

The above graph covers the period from October 31, 1994 to October 31, 1995. The results are not indicative of the rate of return which may be realized from an investment made in the Money Market Fund today. The Money Market Fund Series is neither insured nor guaranteed by the U.S. Government, and there can be no assurance the Fund will be able to maintain a stable Net Asset Value at $1.00 per share.

*Average monthly yield of taxable Money Market Funds as reported by Donoghue's Money Fund Report.

                      See Notes to Financial Statements

INVESTMENTS AT OCTOBER 31, 1995
                                 Standard
Face                             & Poor's
Amount                            Rating  Interest Maturity
(000)        Description      (Unaudited)    Rate     Date         Value
 ----    --------------------    --------    -----    -----    -------------
FEDERAL AGENCY SECURITIES--12.4%
$3,000    Federal Farm Credit Bank           6.33% 11/01/95     $ 3,000,000
 3,500    Federal Home Loan Banks            5.52  12/15/95       3,476,387
 4,000    Federal National Mortgage
          Assoc.                             5.50  01/08/96       3,958,444
 2,540    Federal Home Loan Banks            6.52  01/19/96       2,503,658
 2,125    Federal Farm Credit Bank           6.52  01/26/96       2,091,902
 6,000    Federal Home Loan Banks            7.15  01/26/96       6,000,227
 4,000    Federal Home Loan Banks            6.05  08/22/96       4,000,000
                                                                -----------
TOTAL FEDERAL AGENCY SECURITIES                                  25,030,618
                                                                -----------
FEDERAL AGENCY SECURITIES--VARIABLE--23.3% (b)
                                                     Reset
                                                     Date
                                                     ----
 3,000    Federal Home Loan Mortgage
          Corp. (final maturity 06/15/96)    6.10  11/01/95       3,003,828
 3,500    Federal Farm Credit Bank
          (final maturity 02/24/97)          6.01  11/01/95       3,498,670
 3,500    Federal Farm Credit Bank
          (final maturity 07/24/00)          6.04  11/01/95       3,500,000
 4,000    Federal Home Loan Banks
          (final maturity 01/14/97)          6.20  11/01/95       4,000,000
 6,000    Student Loan Marketing Assoc.
          (final maturity 08/16/96)          6.11  11/01/95       6,000,000
 2,000    Student Loan Marketing Assoc.
          (final maturity 07/19/96)          5.60  11/07/95       2,000,000
 1,000    Student Loan Marketing Assoc.
          (final maturity 11/24/97)          5.62  11/07/95       1,000,000
 3,500    Student Loan Marketing Assoc.
          (final maturity 11/10/98)          5.64  11/07/95       3,494,401
 2,000    Student Loan Marketing Assoc.
          (final maturity 02/22/99)          5.65  11/07/95       2,000,000
 3,000    Student Loan Marketing Assoc.
          (final maturity 01/11/96)          5.65  11/07/95       3,000,000
 5,000    Student Loan Marketing Assoc.
          (final maturity 02/08/99)          5.66  11/07/95       5,000,000
 3,000    Student Loan Marketing Assoc.
          (final maturity 03/07/01)          5.71  11/07/95       3,000,000
 1,000    Student Loan Marketing Assoc.
          (final maturity 10/14/97)          5.72  11/07/95         997,813
 3,500    Student Loan Marketing Assoc.
          (final maturity 10/30/97)          5.47  11/07/95       3,503,862
 3,000    Federal National Mortgage
          Assoc. (final maturity
          12/14/98)                          5.72  12/14/95       2,994,857
                                                                -----------
TOTAL FEDERAL AGENCY SECURITIES--VARIABLE                        46,993,431
                                                                -----------
                                                   Maturity
                                                     Date
                                                   --------
COMMERCIAL PAPER--57.6%
 1,595    Campbell Soup Co.         A-1+     5.90  11/01/95       1,595,000
$7,000    GTE North, Inc.          A-1+      5.71% 11/02/95     $ 6,998,890
 2,450    Coca Cola Co.            A-1+      5.70  11/03/95       2,449,224
 2,000    ESC Securitization,
          Inc.                     A-1+      5.77  11/03/95       1,999,359
 1,325    United Parcel
          Service of America,
          Inc.                     A-1+      5.72  11/03/95       1,324,579
 3,800    Albertson's, Inc.         A-1      5.72  11/06/95       3,796,981
   273    GTE North, Inc.          A-1+      5.74  11/06/95         272,782
   517    Receivables Capital
          Corp.                     A-1      5.78  11/06/95         516,585
 2,562    Vermont American
          Corp.                    A-1+      5.72  11/07/95       2,559,558
 2,500    Corp. Asset
          Securitization
          Australia Ltd.,
          Inc.                     A-1+      5.77  11/08/95       2,497,195
 2,235    E.I. DuPont de
          Nemours                  A-1+      5.70  11/09/95       2,232,169
 3,000    GTE North, Inc.          A-1+      5.79  11/10/95       2,995,657
 6,500    First Deposit
          Funding Trust            A-1+      5.73  11/13/95       6,487,585
 3,710    Albertson's, Inc.         A-1      5.70  11/14/95       3,702,364
 1,500    Minnesota Mining &
          Manufacturing Co.        A-1+      5.70  11/14/95       1,496,912
 1,795    Receivables Capital
          Corp.                     A-1      5.75  11/15/95       1,790,986
 2,000    Corp. Asset
          Securitization-Casal     A-1+      5.77  11/16/95       1,995,192
 8,000    H.J. Heinz Co.            A-1      5.73  11/17/95       7,979,627
 4,725    TDK USA Corp.            A-1+      5.72  11/17/95       4,712,988
 6,000    Wal-Mart Stores,
          Inc.                     A-1+      5.70  11/17/95       5,984,800
 5,590    TDK USA Corp.            A-1+      5.73  11/20/95       5,573,095
 4,224    Receivable Funding
          Corp.                    A-1+      5.75  11/22/95       4,209,832
 2,450    Corp. Asset
          Securitization-Casal     A-1+      5.75  11/27/95       2,439,826
 5,000    Ameritech Capital
          Funding Corp.            A-1+      5.66  11/28/95       4,978,775
 4,840    Vermont American
          Corp.                    A-1+      5.72  11/30/95       4,817,698
 2,755    Philip Morris Cos.        A-1      5.70  12/01/95       2,741,914
   775    E.I. DuPont de
          Nemours                  A-1+      5.70  12/05/95         770,653
 1,000    Receivables Capital
          Corp.                     A-1      5.73  12/05/95         994,588
 1,285    Receivables Capital
          Corp.                     A-1      5.75  12/05/95       1,278,022
 4,800    Preferred
          Receivables
          Funding                   A-1      5.71  12/06/95       4,773,353

$2,335    Albertson's, Inc.         A-1      5.72% 12/07/95   $    2,321,644
 6,500    Coca Cola Co.            A-1+      5.68  12/11/95        6,458,978
 5,000    Minnesota Mining &
          Manufacturing Co.        A-1+      5.67  12/13/95        4,966,925
 7,000    E.I. DuPont de
          Nemours                  A-1+      5.53  07/23/96        6,715,051
                                                                 -----------
TOTAL COMMERCIAL PAPER                                           116,428,787
                                                                 -----------
VARIABLE RATE NOTES--5.1% (b)
 3,800    General Electric
          Capital Corp.            A-1+      5.91  07/26/96        3,803,406
 6,500    General Electric
          Capital Corp.            A-1+      5.94  08/22/96        6,502,948
                                                                 -----------
TOTAL VARIABLE RATE NOTES                                         10,306,354
                                                                 -----------
CERTIFICATES OF DEPOSIT--2.0%
 4,000    Societe Generale
          NY                       A-1+      5.95% 07/15/96      $ 4,000,000
                                                                 -----------
TOTAL CERTIFICATES OF DEPOSIT                                      4,000,000
                                                                 -----------
TOTAL INVESTMENTS--100.4%
   (Identified cost $202,759,190)                                202,759,190(a)
 Cash & receivables, less liabilities--(0.4)%                       (719,268)
                                                                 -----------
NET ASSETS--100.0%                                            $  202,039,922
                                                                 ===========

(a) Federal Income Tax Information: At October 31, 1995, the aggregate cost of securities was the same for book and tax purposes.

(b) Variable rate demand note. The interest rates shown reflect the rate currently in effect.

                      STATEMENT OF ASSETS AND LIABILITIES
                               OCTOBER 31, 1995
Assets
Investment securities at value
  (Identified cost $202,759,190)                          $202,759,190
Receivables
 Fund shares sold                                               21,362
 Interest                                                      825,586
                                                            -----------
  Total assets                                             203,606,138
                                                            -----------

Liabilities
Payables
 Custodian                                                   1,278,742
 Dividend distributions                                        170,435
 Fund shares repurchased                                        12,969
 Investment advisory fee                                        73,395
 Distribution fee                                                5,367
 Financial agent fee                                             5,336
 Trustees' fee                                                   4,609
Accrued expenses                                                15,363
                                                            -----------
  Total liabilities                                          1,566,216
                                                            -----------
Net Assets                                                $202,039,922
                                                            ===========

Net Assets Consist of:
Capital paid in on shares of beneficial interest          $202,039,922
                                                            -----------
Net Assets                                                $202,039,922
                                                            ===========
Class A
Shares of beneficial interest outstanding, $1 par
  value, unlimited authorization (Net Assets
  $193,534,041)                                            193,534,041

Net asset value and offering price per share                     $1.00

Class B
Shares of beneficial interest outstanding, $1 par
  value, unlimited authorization (Net Assets
  $8,505,881)                                                8,505,881

Net asset value and offering price per share                     $1.00

                           STATEMENT OF OPERATIONS
                         YEAR ENDED OCTOBER 31, 1995

Investment Income
Interest                                                  $12,429,738
                                                            ----------
  Total Investment Income                                  12,429,738
                                                            ----------
Expenses
Investment advisory fee                                       825,836
Distribution fee--Class B                                      50,531
Financial agent fee                                            61,936
Transfer agent                                                463,556
Registration                                                   31,129
Custodian                                                      27,957
Professional                                                   16,369
Trustees                                                       16,250
Printing                                                       15,180
Miscellaneous                                                   9,779
                                                            ----------
  Total Expenses                                            1,518,523
                                                            ----------
Net Investment Income                                     $10,911,215
                                                            ==========

STATEMENT OF CHANGES IN NET ASSETS


                                                Year Ended       Year Ended
                                               October 31,       October 31,
                                                   1995             1994
                                               -------------   --------------
From Operations
 Net investment income                        $  10,911,215     $   5,927,905
                                                 -----------      ------------
From Distributions to Shareholders
 Net investment income--Class A                 (10,599,772)       (5,919,450)
 Net investment income--Class B                    (311,443)           (8,455)
                                                 -----------      ------------
 Decrease in net assets from distributions
  to shareholders                               (10,911,215)       (5,927,905)
                                                 -----------      ------------
From Share Transactions
Class A
 Proceeds from sales of shares
  (591,523,801 and 561,856,897 shares,
  respectively)                                 591,523,801       561,856,897
 Net asset value of shares issued from
  reinvestment of distributions (9,841,714
  and 5,735,541 shares, respectively)             9,841,714         5,735,541
 Cost of shares repurchased (604,397,117
  and 541,360,374 shares, respectively)        (604,397,117)     (541,360,374)
                                                 -----------      ------------
Total                                            (3,031,602)       26,232,064
                                                 -----------      ------------
Class B
 Proceeds from sales of shares (16,688,133
  and 2,401,155 shares, respectively)            16,688,133         2,401,155
 Net asset value of shares issued from
  reinvestment of distributions (248,387
  and 6,669 shares, respectively)                   248,387             6,669
 Cost of shares repurchased (10,516,662
  and 321,801 shares, respectively)             (10,516,662)         (321,801)
                                                 -----------      ------------
Total                                             6,419,858         2,086,023
                                                 -----------      ------------
 Increase in net assets from share
  transactions                                    3,388,256        28,318,087
                                                 -----------      ------------
 Net increase in net assets                       3,388,256        28,318,087
Net Assets
 Beginning of period                            198,651,666       170,333,579
                                                 -----------      ------------
 End of period                                $ 202,039,922     $ 198,651,666
                                                 ===========      ============

                             FINANCIAL HIGHLIGHTS
   (Selected data for a share outstanding throughout the indicated period)

                                               Class A
                      -----------------------------------------------------
                                     Year Ended October 31,
                       1995       1994       1993         1992        1991
                      -------    -------    -------      -------   ---------
Net asset value,
  beginning of
  period              $1.00      $1.00       $1.00       $1.00        $1.00
Income from
  investment
  operations
 Net investment
  income               0.053      0.032       0.025((1))  0.035((1))  0.060
                       ------     ------     ------       ------      -------
  Total from
  investment
  operations           0.053      0.032       0.025       0.035       0.060
                       ------     ------     ------      ------      -------
Less
  distributions
 Dividends from
  net investment
  income              (0.053)    (0.032)     (0.025)     (0.035)     (0.060)
                       ------     ------     ------       ------      -------
Change in net
  asset value            --         --          --           --          --
                       ------     ------     ------       ------      -------
Net asset
  value, end
  of period           $1.00      $1.00       $1.00       $1.00        $1.00
                       ======     ======     ======       ======      =======
Total return           5.32%      3.20%       2.50%       3.50%        6.00%
Ratios/
  supplemental
  data:
Net assets, end
  of period
  (thousands)      $193,534   $196,566    $170,334    $180,786    $168,573
Ratio to
  average net
  assets of:
 Operating
  expenses             0.71%      0.85%       0.85%       0.85%       0.82%
 Net investment
  income               5.31%      3.19%       2.53%       3.50%       6.01%

                                    Class B
                         -------------------------------
                             Year             From
                            Ended           Inception
                         October 31,       7/15/94 to
                             1995           10/31/94
                        -------------     --------------
Net asset value,
  beginning of
  period                   $ 1.00            $ 1.00
Income from
  investment
  operations
 Net investment
  income                     0.046             0.007
                           -----------    -------------
  Total from
  investment
  operations                 0.046             0.007
                           -----------    -------------
Less distributions
 Dividends from net
  investment income         (0.046)           (0.007)
                           -----------    -------------
Change in net asset
  value                       --                --
                           -----------    -------------
Net asset value, end
  of period                $ 1.00            $ 1.00
                           ===========    =============
Total return                 4.63%             0.70%((3))
Ratios/supplemental
  data:
Net assets, end of
  period (thousands)       $8,506            $2,086
Ratio to average net
  assets of:
 Operating expenses          1.44%             1.60%((2))
 Net investment
  income                     4.62%             3.46%((2))

((1)) Includes reimbursement of operating expenses by investment adviser of $0.0001 and $0.001, respectively.

((2)) Annualized

((3)) Not annualized

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 1995

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

Phoenix Series Fund (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Each Series offers both Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Series are borne pro rata by the holders of both classes of shares, except that each class bears distribution expenses unique to that class. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

A. Security valuation:

In determining the value of the investments of the Balanced Series, the Convertible Series, the Growth Series, the U.S. Stock Series, the High Yield Series, and the U.S. Government Securities Series, the securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price, or if no sales are reported, the last reported bid price. Debt securities (other than short-term obligations, which are valued on the basis of amortized cost, which approximates market, as defined below) are valued on the basis of broker quotations or valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Short-term investments having a remaining maturity of less than sixty days are valued at amortized cost which approximates market. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Use of the pricing service has been approved by the Trustees. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

The Money Market Series uses the amortized cost method of security valuation which, in the opinion of the Trustees, represents the fair value of the particular security. The Trustees monitor the deviations between the classes' net asset value per share as determined by using available market quotations and its amortized cost per share. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide a fair valuation. This valuation procedure allows each class of the Series to maintain a constant net asset value of $1 per share. The assets of the Series will not be invested in any security with a maturity of greater than 397 days, and the average weighted maturity of its portfolio will not exceed 90 days.

B. Security transactions and related income:

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Series is notified. Interest income is recorded on the accrual basis. The Trust does not amortize premiums except for the Money Market Series, but does amortize discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. Income taxes:

Each of the Series is treated as a separate taxable entity. It is the policy of each Series in the Trust to comply with the requirements of the Internal Revenue Code (the Code), applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, each Series intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. Distributions to shareholders:

Distributions are recorded by each Series on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. Foreign currency translation:

Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the date of settlement. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates, between the date income is accrued and paid, is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. Forward currency contracts:

Each of the Series, except U.S. Government Securities Fund Series and Money Market Fund Series, may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract is opened, however, management believes the likelihood of such loss to be remote.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Series as an unrealized gain (or loss). When the contract is closed, the fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed.

G. Futures contracts:

A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into a futures contract the Series is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

H. Security lending:

The Trust loans securities to qualified brokers through an agreement with State Street Bank & Trust (the Custodian). Under the terms of the agreement, the Trust receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Interest earned on the collateral and premiums paid by the borrower are recorded as interest income by the Trust net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral. At October 31, 1995, the Trust had the following amounts of security loans:

                                    Value of
                                   Securities      Value of
                                    on Loan       Collateral
                                   -----------   -------------
Balanced Fund Series             $218,238,517    $219,237,541
Convertible Fund Series             1,610,325       1,632,500
Growth Fund Series                 16,486,262      16,210,791
U.S. Stock Fund Series             19,701,967      19,157,212
High Yield Fund Series             10,353,419      10,333,587
U.S. Government Securities
  Fund Series                       5,086,221       5,181,250

I. Expenses:

Expenses incurred by the Trust with respect to any two or more Series are allocated in proportion to the net assets of each Series, except where allocation of direct expense to each Series or an alternative allocation method can be more fairly made.

NOTE 2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

As compensation for its services to the Trust, the Adviser, Phoenix Investment Counsel, Inc., an indirect wholly-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate Series:
                                1st
                                 $1        $1-2       $2+
Series                        Billion    Billion    Billion
-------------------------     ---------    ------   --------
Growth Fund Series              0.70%      0.65%      0.60%
U.S. Stock Fund Series          0.70%      0.65%      0.60%
Convertible Fund Series         0.65%      0.60%      0.55%
High Yield Fund Series          0.65%      0.60%      0.55%
Balanced Fund Series            0.55%      0.50%      0.45%
U.S. Government
  Securities Fund Series        0.45%      0.40%      0.35%
Money Market Fund Series        0.40%      0.35%      0.30%

The Adviser has agreed to assume expenses and reduce the advisory fee for the benefit of the Money Market Fund Series to the extent that total expenses (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) exceed 0.85% for Class A shares and 1.60% for Class B shares of the average of the aggregate daily net asset value.

The Adviser's parent company, Phoenix Equity Planning Corporation (PEPCO), an indirect wholly-owned subsidiary of PHL, which serves as the national distributor of the Trust's shares, has advised the Fund that it received selling commissions of $720,088 for Class A shares and deferred sales charges of $136,785 for Class B shares, for the year ended October 31, 1995. In addition, each Series except the Money Market Series pays PEPCO a distribution fee of an annual rate of 0.25% for Class A shares and 1.00% for Class B shares applied to the average daily net assets of each Series; the distribution fee for the Money Market Series is 0% and .75% for Class A and Class B, respectively. The distributor has advised the Series that of the total amount expensed for the year ended October 31, 1995, $3,326,552 was earned by the Distributor and $11,310,283 was earned by unaffiliated participants.

As Financial Agent to the Trust and to each Series, PEPCO receives a fee at an annual rate of 0.03% of the average daily net assets for bookkeeping, administrative and pricing services. PEPCO serves as the Funds' Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the year ended October 31, 1995, transfer agent fees were $11,917,881 of which PEPCO retained $4,178,370 which is net of fees paid to State Street.

At October 31, 1995, Phoenix Home Life Mutual Insurance Company and affiliates held Phoenix Series Fund shares which aggregated the following:

                                                Aggregate
                                                Net Asset
                                     Shares       Value
                                     --------   ----------
High Yield Series Class A                330    $    2,693
U.S. Stock Fund Series Class B         8,419       137,898
Money Market Fund Series Class A   2,704,495     2,704,495
U.S. Government Securities Fund
  Series Class A                         268         2,659

NOTE 3. PURCHASE AND SALE OF SECURITIES

Purchases and sales of securities during the year ended October 31, 1995 (excluding U.S. Government securities and short-term securities) aggregated the following:

                               Purchases        Sales
                               -----------   -------------
Balanced Fund Series       $2,730,712,034   $2,739,831,092
Convertible Fund Series       156,665,865      181,024,659
Growth Fund Series          2,097,975,594    2,164,560,476
U.S. Stock Fund Series        471,343,892      431,229,648
High Yield Fund Series        602,357,124      631,388,118

Purchases and sales of U.S. Government securities during the year ended October 31, 1995, aggregated the following:

                               Purchases        Sales
                               -----------   -------------
Balanced Fund Series       $1,242,497,355   $1,328,666,242
Convertible Fund Series          --               --
Growth Fund Series               --             73,617,750
U.S. Stock Fund Series           --             14,753,906
High Yield Fund Series        131,165,707      120,924,076
U.S. Government
  Securities Fund
  Series                      420,218,005      440,143,993

NOTE 4. RECLASS OF CAPITAL ACCOUNTS

In accordance with accounting pronouncements, the series of the Fund have recorded several reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the series and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of October 31, 1995, the Series recorded the following reclassifications to increase (decrease) the accounts listed below:

                  Undistributed    Accumulated
                        net            net        Capital paid
                    investment       realized     in on shares
                      income          gains       of beneficial
                      (loss)         (losses)       interest
                    ------------    -----------   -------------
Balanced Fund
  Series            $(1,204,624)   $ 1,064,612     $  140,012
Convertible
  Fund Series            37,745        (43,799)         6,054
Growth Fund
  Series              4,595,827     (4,509,650)       (86,177)
U.S. Stock Fund
  Series                  6,107             24         (6,131)
High Yield Fund
  Series                 45,346        315,737       (361,083)
U.S. Government
  Securities
  Fund Series           (20,723)    (4,574,431)     4,595,154

TAX INFORMATION NOTICE (Unaudited)

For the fiscal year ended October 31, 1995, the U.S. Stock Fund Series distributed long-term capital gains dividends of $7,274,075.

REPORT OF INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP                                    [Price Waterhouse logo]

To the Shareholders and Trustees of
Phoenix Series Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (except for bond ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Balanced Fund Series, the Convertible Fund Series, the Growth Fund Series, the U.S. Stock Fund Series, the High Yield Fund Series, the U.S. Government Securities Fund Series and the Money Market Fund Series (constituting the Phoenix Series Fund, hereafter referred to as the "Fund") at October 31, 1995, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1995 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP

Boston, Massachusetts
December 18, 1995

WHAT IS THE PHOENIX SERIES FUND?

Phoenix Series Fund is your investment for a lifetime! Consisting of seven individual portfolios, each with a separate investment objective, the Series Fund is a mutual fund designed to provide you with convenience and flexibility in making your investment decisions. As your personal financial needs change, you can easily redirect your investment to a more suitable portfolio within the Series Fund.

WHO MANAGES MY FUND?

Phoenix Investment Counsel, Inc., a Phoenix Home Life Mutual Insurance Company, provides skilled and professional management services, including investment selection and portfolio supervision.

WHY ARE THERE SEVEN FUNDS?

We have designed seven separate funds, each with different investment objectives, in order to meet a variety of investment goals.

Phoenix Balanced Fund Series seeks as its investment objectives reasonable income, long-term capital growth and conservation of capital.

Phoenix Convertible Fund Series seeks as its investment objectives income and the potential for capital appreciation; these objectives are to be considered relatively equal.

Phoenix Growth Fund Series seeks as its investment objective long-term appreciation of capital. Since income is not an objective, any income generated by the investment of this Series' assets will be incidental to its objective.

Phoenix High Yield Fund Series seeks as its investment objective high current income. Capital growth is a secondary objective which will also be considered when consistent with the primary objective of high current income.

Phoenix Money Market Fund Series seeks as its investment objective as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Phoenix U.S. Stock Fund Series seeks as its investment objective appreciation of capital through the use of aggressive investment techniques.

Phoenix U.S. Government Securities Fund Series seeks as its investment objective a high level of current income consistent with safety of principal.

WHAT IF MY FINANCIAL NEEDS CHANGE?

Just call us. At your request, the value of shares in any account can be exchanged toward the purchase of shares of any other fund within the Series Fund by using the Exchange Privilege.

HOW DOES THE EXCHANGE PRIVILEGE WORK?

Our Exchange Privilege offers the flexibility needed to assure the most suitable portfolio throughout your lifetime. At any time you may redirect some or all of your present holdings into another fund in the Series Fund which better serves your needs. Just call us with the details. We'll process the exchange free of charge. The toll-free number to call with your exchange request is 800-367-5877. The exchange privilege may be modified or terminated, as noted in the prospectus.

HOW DO I MAKE ADDITIONAL INVESTMENTS?

Send your check directly to State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301. Please include either the bottom section of your confirmation statement or a simple letter of instruction.

CAN I MAKE AUTOMATIC MONTHLY INVESTMENTS?

You may authorize automatic monthly investments for as little as $25 to be made directly from your personal checking account. An application is available from the Series Fund.

CAN I ESTABLISH AN INDIVIDUAL RETIREMENT ACCOUNT (IRA) WITH PHOENIX SERIES
FUND?

Yes! The Phoenix Series Fund is an appropriate investment vehicle for qualified retirement plans including IRAs, Keoghs, Pension and Profit Sharing Plans.

HOW DO I ESTABLISH AN IRA?

Just call us. We'll send you our EASY IRA KIT which includes an IRA application and other required documents.

HOW MUCH CAN I INVEST INTO AN IRA?

Individuals may invest up to $2,000 or 100% of earned income, whichever is less. If you have an unemployed spouse, the maximum contribution could increase to $2,250. Please refer to the Phoenix EASY IRA KIT for clarification.

WHAT ARE THE TAX ADVANTAGES OF ESTABLISHING AN IRA?

Individuals who meet the deductibility requirements may deduct their yearly IRA contributions from their taxable income, and thus, pay less tax. Additionally, the account's earnings still accumulate tax-free until you withdraw your money at retirement.

WHO CAN ANSWER MY QUESTIONS?

Most questions can be answered by our Customer Service Department. We are equipped with computer terminals which allow quick and easy access to information on your account. In most cases, your questions can be answered by calling us toll-free at 800-243-1574.

PHOENIX SERIES FUND
101 Munson Street
Greenfield, Massachusetts 01301

Trustees

C. Duane Blinn
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Leroy Keith, Jr.
Philip R. McLoughlin
James M. Oates
Philip R. Reynolds
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

Officers

Philip R. McLoughlin, President
Martin J. Gavin, Executive Vice President
Michael E. Haylon, Executive Vice President
Michael K. Arends, Vice President
Curtiss O. Barrows, Vice President
Mary E. Canning, Vice President
James M. Dolan, Vice President
John M. Hamlin, Vice President
Christopher J. Kelleher, Vice President
William R. Moyer, Vice President
Amy L. Robinson, Vice President
Leonard J. Saltiel, Vice President
Dorothy J. Skaret, Vice President
James D. Wehr, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

Investment Adviser

Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

Principal Underwriter

Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

Transfer Agent

Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, CT 06083-2200

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

Legal Counsel

Jorden, Burt, Berenson & Johnson LLP
Suite 400 East
1025 Thomas Jefferson Street, N.W.
Washington, D.C. 20007-0805

Independent Accountants
Price Waterhouse LLP
160 Federal Street
Boston, Massachusetts 02110

This report is not authorized for distribution to prospective investors in the Phoenix Series Fund unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, Fund's record and other pertinent information.

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

[BACK COVER]

Phoenix Series Fund
P.O. Box 2200
Enfield, CT 06083-2200

[double-diamond logo] Phoenix Duff & Phelps

PDP 394 (12/95)

Bulk Rate Mail
U.S. Postage
PAID
Springfield, MA
Permit No. 444

[FRONT COVER]

Phoenix Funds

Phoenix Series Fund
Annual Report
October 31, 1995

Balanced Fund Series
Convertible Fund Series
Growth Fund Series
U.S. Stock Fund Series
High Yield Fund Series
U.S. Government Securities Fund Series
Money Market Fund Series

[Graphic image: antique dollar bills]

[double-diamond logo] Phoenix Duff & Phelps

                              PHOENIX SERIES FUND
                            PART C--OTHER INFORMATION


Item 24. Financial Statements and Exhibits

  (a) Financial Statements.* Condensed Financial Information and Financial Statements are included in the Annual Report to Shareholders for the year ended October 31, 1995, incorporated by reference in Part B of the Registration Statement.


   (b) Exhibits

    1.1     Agreement and Declaration of Trust, as amended, previously filed and incorporated herein by reference.
    1.2     Amendments dated May 25, 1994 and August 24, 1994 to Agreement and Declaration of Trust,
            as amended, filed with Post-Effective Amendment No. 82 on March 1, 1995 and incorporated herein by reference.
    1.3     Amendment dated November 15, 1995 to Agreement and Declaration of Trust, as amended, filed herewith.
    4.1     Specimen certificate for Class B shares of beneficial interest, $1 par value, of Phoenix
            Series Fund, Phoenix High Yield Fund Series filed with Post-Effective Amendment No. 80 on
            November 18, 1993 and incorporated herein by reference.
    4.2     Specimen certificate for Class B shares of beneficial interest, $1 par value, of Phoenix
            U.S. Government Securities Fund Series filed with Post-Effective Amendment No. 80 on
            November 18, 1993 and incorporated herein by reference.
    4.3     Specimen certificate for Class A shares of beneficial interest, $1 par value, of Phoenix
            Series Fund, Phoenix High Yield Fund Series, filed with Post-Effective Amendment No. 82 on March 1, 1995 and incorporated herein by reference.
    4.4     Specimen certificate for Class A shares of beneficial interest, $1 par value, of Phoenix
            Series Fund, Phoenix U.S. Government Securities Fund Series, filed with Post-Effective
            Amendment No. 82 on March 1, 1995 and incorporated herein by reference.
    4.5     Specimen certificate for Class A shares of beneficial interest, $1 par value, of Phoenix
            Series Fund, Phoenix Balanced Fund Series, filed with Post-Effective Amendment No. 82 on
            March 1, 1995 and incorporated herein by reference.
    4.6     Specimen certificate for Class A shares of beneficial interest, $1 par value, of Phoenix
            Series Fund, Phoenix Convertible Fund Series, filed with Post-Effective Amendment No. 82 on March 1, 1995 and incorporated herein by reference.
    4.7     Specimen certificate for Class A shares of beneficial interest, $1 par value, of Phoenix
            Series Fund, Phoenix Growth Fund Series, filed with Post-Effective Amendment No. 82 on
            March 1, 1995 and incorporated herein by reference.
    4.8     Specimen certificate for Class A shares of beneficial interest, $1 par value, of Phoenix
            Series Fund, Phoenix U.S. Stock Fund Series, filed with Post-Effective Amendment No. 82 on March 1, 1995 and incorporated herein by reference.
    4.9     Specimen certificate for Class B shares of beneficial interest, $1 par value, of Phoenix
            Series Fund, Phoenix Balanced Fund Series, filed with Post-Effective Amendment No. 82 on
            March 1, 1995 and incorporated herein by reference.
    4.10    Specimen certificate for Class B shares of beneficial interest, $1 par value, of Phoenix
            Series Fund, Phoenix Convertible Fund Series, filed with Post-Effective Amendment No. 82 on March 1, 1995 and incorporated herein by reference.
    4.11    Specimen certificate for Class B shares of beneficial interest, $1 par value, of Phoenix
            Series Fund, Phoenix Growth Fund Series, filed with Post-Effective Amendment No. 82 on
            March 1, 1995 and incorporated herein by reference.
    4.12    Specimen certificate for Class B shares of beneficial interest, $1 par value, of Phoenix
            Series Fund, Phoenix U.S. Stock Fund Series, filed with Post-Effective Amendment No. 82 on March 1, 1995 and incorporated herein by reference.
    4.13    Specimen certificate for Class A shares of beneficial interest, $1 par value, of Phoenix
            Series Fund, Phoenix Money Market Fund Series, filed with Post-Effective Amendment No. 82 on March 1, 1995 and incorporated herein by reference.
    4.14    Specimen certificate for Class B shares of beneficial interest, $1 par value, of Phoenix
            Series Fund, Phoenix Money Market Fund Series, filed with Post-Effective Amendment No. 82 on March 1, 1995 and incorporated herein by reference.
    5.      Investment Advisory Agreement between the Registrant and Phoenix Investment Counsel, Inc.
            dated January 1, 1994 covering the Phoenix Balanced Fund Series, Phoenix Convertible Fund
            Series, Phoenix Growth Fund Series, Phoenix High Yield Fund Series, Phoenix Money Market
            Fund Series, Phoenix Stock Fund Series and Phoenix U.S. Government Securities Fund
            Series, filed with Post-Effective Amendment No. 82 on March 1, 1995 and incorporated herein by reference.

                                       C-1

    6.1     Distribution Agreement for Class A shares between the Registrant and Phoenix Equity
            Planning Corporation, filed with Post-Effective Amendment No. 82 on March 1, 1995 and incorporated herein by reference.
    6.2     Distribution Agreement for Class B shares between the Registrant and Phoenix Equity
            Planning Corporation, filed with Post-Effective Amendment No. 82 on March 1, 1995 and incorporated herein by reference.
    8.2     Amendment to Custodian Agreement between Registrant and State Street Bank and Trust
            Company dated October 24, 1991, filed with Post-Effective Amendment No. 82 on March 1,
            1995 and incorporated herein by reference.
    9.1     Transfer Agency and Service Agreement between Registrant and Phoenix Equity Planning
            Corporation dated June 1, 1994, filed with Post-Effective Amendment No. 82 on March 1,
            1995 and incorporated herein by reference.
    9.2     Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation dated May 25, 1994, filed with Post-Effective Amendment No. 82 on March 1, 1995 and incorporatd herein by reference.
    10      Opinion of Counsel as to legality of the shares, filed with Post-Effective Amendment No.
            82 on March 1, 1995, and incorporated by reference.
    11      Written Consent of Price Waterhouse filed herewith
    15.1    Class A Shares Distribution Plan 11 pursuant to Rule 12b-1 under the Investment Company
            Act of 1940, filed with Post-Effective Amendment No. 82 on March 1, 1995, and incorporated herein by reference.
    15.2    Class B Shares Distribution Plan 11 pursuant to Rule 12b-1 under the Investment Company
            Act of 1940, filed with Post-Effective Amendment No. 82 on March 1, 1995, and incorporated herein by reference.
    16      Schedule for Computation of Performance Quotations filed with Post-Effective Amendment
            No. 82 on March 1, 1995 and incorporated herein by reference
    18      Rule 18f-3 Dual Distribution Plan effective March 15, 1996 filed herewith, and incorporated herein by reference.
    19.     Power of Attorney, filed herewith and Powers of Attorney previously filed with
            Post-Effective Amendments No. 80 and 82 on November 18, 1993 and March 1, 1995 and
            incorporated herein by reference.
    27.     Financial Data Schedule filed herewith and reflected on EDGAR as Exhibit 27.


Item 25. Persons Controlled By or Under Common Control With Registrant
  None.

Item 26. Number of Holders of Securities

                                                   Number of Shareholder
                                                          Accounts
Title of Class                                    as of December 31, 1995
 --------------------------------------------   ----------------------------
Phoenix Balanced Fund Series
  Class A shares/Class B shares                           144,754
Phoenix Convertible Fund Series
  Class A shares/Class B shares                            12,977
Phoenix Growth Fund Series
  Class A shares/Class B shares                           173,764
Phoenix High Yield Fund Series
  Class A shares/Class B shares                            36,937
Phoenix Money Market Fund Series
  Class A shares/Class B shares                            14,688
Phoenix U.S. Stock Fund Series
  Class A shares/Class B shares                            11,226
Phoenix U.S. Government Securities Fund
  Series
  Class A shares/Class B shares                            16,934


Item 27. Indemnification
  Incorporated herein by reference is Post-Effective Amendment No. 53 to Registrant's Registration Statement (No. 2-14069) under the Securities Act of 1933.

Item 28. Business and Other Connections of Investment Adviser
  The Trust's investment adviser is Phoenix Investment Counsel, Inc. (the "Adviser"), which is located at One American Row, Hartford, Connecticut 06115. The Adviser also serves as the investment adviser to other investment companies: Phoenix Total Return Fund, Inc., The Phoenix Edge Series Fund, and the Phoenix Multi-Portfolio Fund; and as subadviser to Chubb America Fund, Inc., JNL Series Trust, American Skandia Trust and SunAmerica Series Trust. These investment companies have investment objectives similar to those of one or more Series of the Trust.

   Set forth below is a list of each executive officer and director of Phoenix Investment Counsel, Inc., indicating each business, profession, vocation, or employment of a substantial nature in which each person has been engaged at any time during the past two fiscal years, for his own account or in the capacity of director, officer, partner, or trustee.

Name and Position with
Phoenix Investment Counsel, Inc.                Other Business, Profession, Vocation, or Employment
 -----------------------------------   ------------------------------------------------------------------------
Martin J. Gavin                       Director and Executive Vice President, Finance and Operations, Phoenix
Director and                          Duff & Phelps Corporation. Senior Vice President, Investment Products,
Executive Vice President              Phoenix Home Life Mutual Insurance Company (until 1995). Director and
                                      Executive Vice President, Phoenix Equity Planning Corporation, Phoenix
                                      Securities Group, Inc. and National Securities & Research Corporation.
                                      Director, W.S. Griffith & Co., Inc. and Townsend Financial Advisers,
                                      Inc. Director and Vice President, PM Holdings, Inc. Executive Vice
                                      President, the Phoenix Funds.

Michael E. Haylon                     Senior Vice President, Securities Investments, Phoenix Home Life Mutual
Director and                          Insurance Company (until 1995). Executive Vice President, the Phoenix
President                             Funds. Director and Executive Vice President, National Securities &
                                      Research Corporation. Director and Executive Vice President,
                                      Investments, Phoenix Duff & Phelps Corporation.

Philip R. McLoughlin                  Director, Vice Chairman and Chief Executive Officer, Phoenix Duff &
Director and Chairman                 Phelps Corporation. Executive Vice President, Investments, and Director
                                      Phoenix Home Life Mutual Insurance Company. Director/Trustee, Phoenix
                                      Funds. Director and President, Phoenix Equity Planning Corporation,
                                      Phoenix Re Corporation (Delaware), World Trust Fund and Phoenix
                                      Securities Group, Inc. Director, Chairman, and Chief Executive Officer,
                                      National Securities & Research Corporation. Director, W.S. Griffith &
                                      Co., Inc. and Townsend Financial Advisers, Inc., Phoenix Realty
                                      Advisors, Inc., Phoenix Realty Group, Inc., Phoenix Realty Investors,
                                      Inc. and Phoenix Realty Securities, Inc. Director and Vice President, PM
                                      Holdings, Inc.

William J. Newman                     Chief Investment Strategist and Managing Director, Phoenix Home Life
Executive Vice President              Mutual Insurance Company. Chief Investment Strategist, Kidder, Peabody
                                      Co., Inc. Managing Director, Equities Bankers Trust.

Paul A. Atkins                        Vice President, Institutional Investment Sales, Phoenix Home Life Mutual
Senior Vice President                 Insurance Company.

William R. Moyer                      Vice President, Investment Products Finance, Phoenix Home Life Mutual
Senior Vice President, Finance,       Insurance Company. Senior Vice President, Finance, Phoenix Equity
and Treasurer                         Planning Corporation, and Phoenix Securities Group, Inc. Senior Vice
                                      President, Finance, and Treasurer, National Securities & Research
                                      Corporation. Senior Vice President, Chief Financial Officer and
                                      Treasurer, W.S. Griffith & Co., Inc. and Townsend Financial Advisers,
                                      Inc. Vice President, Phoenix Funds.

David L. Albrycht                     Portfolio Manager, Phoenix Home Life Mutual Insurance Company. Vice
Vice President                        President, Phoenix Asset Reserve, Phoenix Multi-Portfolio Fund and
                                      Phoenix Multi-Sector Fixed Income Fund, Inc.

Michael K. Arends                     Portfolio Manager, Phoenix Home Life Mutual Insurance Company. Vice
Vice President                        President, Phoenix Series Fund, Phoenix Equity Opportunities Fund and
                                      National Securities & Research Corporation. Portfolio Manager, Kemper
                                      Investment Portfolio Growth Fund (until 1994).

Curtiss O. Barrows                    Portfolio Manager, Public Bonds, Phoenix Home Life Mutual Insurance
Vice President                        Company. Vice President, Phoenix Series Fund, The Phoenix Edge Series
                                      Fund, and National Securities & Research Corporation.

Sandra L. Becker                      Managing Director, Private Placements, Phoenix Home Life Mutual
Vice President                        Insurance Company.

Kathleen A. Bloomquist                Second Vice President, Institutional Client Relations/Service, Phoenix
Vice President                        Home Life Mutual Insurance Company. Vice President, Worldwide Phoenix
                                      Limited.

James C. Bly                          Regional Group Pension Manager, Phoenix Home Life Mutual Insurance
Vice President                        Company.

Mary E. Canning                       Associate Portfolio Manager, Common Stock, Phoenix Home Life Mutual
Vice President                        Insurance Company. Vice President, Phoenix Series Fund and The Phoenix
                                      Edge Series Fund.

Paul M. Chute                         Managing Director, Private Placements, Phoenix Home Life Mutual
Vice President                        Insurance Company.

Nelson Correa                         Managing Director, Private Placements, Phoenix Home Life Mutual
Vice President                        Insurance Company.

                                      C-3

James M. Dolan                        Vice President and Compliance Officer, Phoenix Equity Planning
Vice President,                       Corporation. Vice President, Phoenix Funds. Vice President and
Assistant Clerk and                   Compliance Officer, Assistant Secretary, National Securities & Research
Assistant Secretary                   Corporation.

Jeanne H. Dorey                       Portfolio Manager, International, Phoenix Home Life Mutual Insurance
Vice President                        Company. Vice President, The Phoenix Edge Series Fund, Phoenix
                                      Multi-Portfolio Fund, Phoenix Worldwide Opportunities Fund and National
                                      Securities & Research Corporation.

John M. Hamlin                        Portfolio Manager, Common Stock, Phoenix Home Life Mutual Insurance
Vice President                        Company.

Richard C. Harland                    Portfolio Manager, Phoenix Home Life Insurance Company. Managing
Vice President                        Director, J&W Seligman & Company (1990-1995).

Christopher J. Kelleher               Portfolio Manager, Public Bonds, Phoenix Home Life Mutual Insurance
Vice President                        Company. Vice President, Phoenix Series Fund, The Phoenix Edge Series
                                      Fund, and National Securities & Research Corporation.

Peter S. Lannigan                     Director, Public Fixed Income, Phoenix Home Life Mutual Insurance
Vice President                        Company. Vice President, Phoenix Multi-Portfolio Fund. Associate
                                      Director, Bond Rating Group, Standard & Poor's Corp. (until 1993).

Thomas S. Melvin, Jr.                 Portfolio Manager, Common Stock, Phoenix Home Life Mutual Insurance
Vice President                        Company. Vice President, Phoenix Multi-Portfolio Fund, and National
                                      Securities & Research Corporation.

Charles L. Olson                      Regional Marketing Manager, Phoenix Home Life Mutual Insurance Company.
Vice President

C. Edwin Riley, Jr.                   Vice President, Phoenix Total Return Fund, Inc., and The Phoenix Edge
Vice President                        Series Fund (1995-present). Portfolio Manager, Phoenix Home Life Mutual
                                      Insurance Company (1995- present). Sr. Vice President and Director of
                                      Equity Management for Nationsbank Investment Management (1988-1995).

Amy L. Robinson                       Managing Director, Securities Administration, Phoenix Home Life Mutual
Vice President                        Insurance Company. Vice President, The Phoenix Edge Series Fund, Phoenix
                                      Series Fund and National Securities & Research Corporation.

David M. Schans, C.L.U.               Regional Group Pension Manager, Phoenix Home Life Mutual Insurance
Vice President                        Company.

Holly S. Simeon                       Regional Vice President, Phoenix Home Life Mutual Insurance Company.
Vice President

Dorothy J. Skaret                     Director, Public Fixed Income, Phoenix Home Life Mutual Insurance
Vice President                        Company, Vice President, Phoenix Series Fund, The Phoenix Edge Series
                                      Fund and National Securities & Research Corporation.

Rosemary T. Strekel                   Vice President, Private Placements, Phoenix Home Life Mutual Insurance
Vice President                        Company.

James D. Wehr                         Managing Director, Public Fixed Income, Phoenix Home Life Mutual
                                      Insurance Company. Vice President, Phoenix Multi-Portfolio Fund, Phoenix
                                      Series Fund, The Phoenix Edge Series Fund, Phoenix California Tax Exempt
                                      Bonds, Inc., and National Securities & Research Corporation.

John T. Wilson                        Portfolio Manager, Common Stock, Phoenix Home Life Mutual Insurance
Vice President                        Company. Vice President, Phoenix Multi-Portfolio Fund, Phoenix Series
                                      Fund, Phoenix Worldwide Opportunities Fund and National Securities &
                                      Research Corporation.

G. Jeffrey Bohne                      Vice President and General Manager, Phoenix Home Life Mutual Insurance
Clerk                                 Company. Vice President, Transfer Agent Operations, Pheonix Equity
                                      Planning Corporation. Secretary, the Phoenix Funds. Clerk, Phoenix Total
                                      Return Fund, Inc.

Thomas N. Steenburg                   Counsel, Phoenix Home Life Mutual Insurance Company. Secretary, National
Secretary                             Securities & Research Corporation, and Phoenix Equity Planning
                                      Corporation.

                                      C-4

   The respective principal addresses of the companies or other entities named above are as follows:

American Phoenix Corporation                         }302 West Main Street
                                                     }Avon, CT 06001
American Phoenix Investment Portfolios               }13, rue Goethe
                                                     }L-2014 Luxembourg
American Phoenix Life and Reassurance Company        }One American Row
                                                     }Hartford, CT 06115
Kemper Financial Services                            }120 South LaSalle Street
                                                     }Chicago, Il 60603
National Securities & Research Corporation           }One American Row
                                                     }Hartford, CT 06115
PHL Variable Insurance Company                       }One American Row
                                                     }Hartford, CT 06115
Phoenix American Life Insurance Company              }One American Row
                                                     }Hartford, CT 06115
Phoenix Duff & Phelps Corporation                    }56 Prospect Street
                                                     }Hartford, CT 06115
Phoenix Equity Planning Corporation                  }100 Bright Meadow Boulevard
                                                     }P.O. Box 2200
                                                     }Enfield, CT 06083-2200
Phoenix Home Life Mutual Insurance Company           }One American Row
                                                     }Hartford, CT 06115
Phoenix Realty Advisors, Inc.                        }One American Row
                                                     }Hartford, CT 06115
Phoenix Realty Group, Inc.                           }One American Row
                                                     }Hartford, CT 06115
Phoenix Realty Investors, Inc.                       }One American Row
                                                     }Hartford, CT 06115
Phoenix Realty Securities, Inc.                      }One American Row
                                                     }Hartford, CT 06115
Phornix Re Corporation (Delaware)                    }80 Maiden Lane
                                                     }New York, NY 10038
Phoenix Securities Group, Inc.                       }One American Row
                                                     }Hartford, CT 06115
PM Holdings, Inc.                                    }One American Row
                                                     }Hartford, CT 06115
The Phoenix Funds                                    }101 Munson Street
                                                     }Greenfield, MA 01301
Townsend Financial Advisers, Inc.                    }100 Bright Meadow Boulevard
                                                     }P.O. Box 2200
                                                     }Enfield, CT 06083-2200
238 Columbus Blvd., Inc.                             }One American Row
                                                     }Hartford, CT 06115
W.S. Griffith & Co., Inc.                            }100 Bright Meadow Boulevard
                                                     }P.O. Box 2200
                                                     }Enfield, CT 06083-2200
Worldwide Phoenix Limited                            }41 Cedar House
                                                     }Hamilton HM 12, Bermuda
Worldwide Phoenix Offshore, Inc.                     }One American Row
                                                     }Hartford, CT 06115
World Trust Fund                                     }KREDIETRUST
                                                     }Societe Anonyme
                                                     }11, rue Aldringen
                                                     }L-2690 Luxembourg
                                                     }R.C. Luxembourg B 10.750
                                      C-5


Item 29. Principal Underwriters
  (a) Phoenix Equity Planning Corporation ("Equity Planning"), which is located at 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200, serves as the principal underwriter of the Trust's shares. Equity Planning also acts as principal underwriter for the Phoenix Funds and for the variable contracts issued by the Phoenix Home Life Variable Accumulation Account and Phoenix Home Life Variable Universal Life Account.

   (b) Directors and executive officers of Phoenix Equity Planning Corporation are as follows:

                                             Positions and Offices         Positions and Offices
Name and Principal Business Address             with Underwriter              with Registrant
 --------------------------------------   ---------------------------   ---------------------------
Martin J. Gavin                          Director and                  Executive Vice President
100 Bright Meadow Blvd.                  Executive Vice President
P.O. Box 2200
Enfield, CT 06083-2200

Michael E. Haylon                        Director                      Executive Vice President
One American Row
Hartford, CT 06115

Philip R. McLoughlin                     Director and                  Truste and
One American Row                         President                     President
Hartford, CT 06115

Leonard J. Saltiel                       Senior Vice President         Vice President
100 Bright Meadow Blvd.
P.O. Box 2200
Enfield, CT 06083-2200

William R. Moyer                         Senior Vice President,        Vice President
100 Bright Meadow Blvd.                  Finance, and Treasurer
P.O. Box 2200
Enfield, CT 06083-2200

William J. Newman                        Senior Vice President         None
56 Prospect Street
Hartford, CT 06115

G. Jeffrey Bohne                         Vice President,               Secretary
100 Bright Meadow Blvd.                  Transfer Agent Operations
P.O. Box 2200
Enfield, CT 06083-2200

Nancy G. Curtiss                         Vice President,               Treasurer
100 Bright Meadow Blvd.                  Fund Accounting
P.O. Box 2200
Enfield, CT 06083-2200

Maris Lambergs                           Vice President,               None
100 Bright Meadow Blvd.                  National Sales Manager
P.O. Box 2200
Enfield, CT 06083-2200

James M. Dolan                           Vice President and            Vice President
100 Bright Meadow Blvd.                  Compliance Officer;
P.O. Box 2200                            Assistant Secretary
Enfield, CT 06083-2200

Elizabeth R. Sadowinski                  Vice President, Field and     Assistant Secretary
100 Bright Meadow Blvd.                  Investor Services
P.O. Box 2200
Enfield, CT 06083-2200

Eugene A. Charon                         Controller                    None
100 Bright Meadow Blvd.
P.O. Box 2200
Enfield, CT 06083-2200

                                      C-6

Thomas N. Steenburg                      Secretary                     Assistant Secretary
One American Row
Hartford, CT 06115


   (c) Equity Planning received the following commissions or other compensation from the Registrant during the fiscal year ending October 31, 1995:

                                   Compensation
                        Net             on
    Name of        Underwriting     Redemption
   Principal       Discounts and       and         Brokerage        Other
  Underwriter       Commissions     Repurchase    Commissions   Compensation
 ---------------   -------------   ------------   -----------   -------------
Equity Planning     $6,774,491          $0            $0             $0


Item 30. Location of Accounts and Records
  Incorporated herein by reference is Post-Effective Amendment No. 63 to Registrant's Registration Statement (No. 2-14069) under the Securities Act of 1933.

Item 31. Management Services
  All management-related service contracts are discussed in Part A or B of this Registration Statement.

Item 32. Undertakings
  (a) The information called for by Item 5A of Form N-1A is contained in the Fund's annual report to shareholders; accordingly, the Fund hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Fund's latest annual report, upon request and without charge.

   (b) Registrant undertakes to call a special meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders, as required by
Section 16(c) of the 1940 Act, if requested to do so by holders of at least 10% of a Series' outstanding shares.

                                   SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Hartford and the State of Connecticut on the 23rd day of February, 1996.



PHOENIX SERIES FUND



ATTEST: /s/ Thomas N. Steenburg
            Thomas N. Steenburg
            Assistant Secretary



BY: /s/ Philip R. McLoughlin
        Philip R. McLoughlin,
        President



 Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated, on this 23rd day of February, 1996.


         Signature                         Title
---------------------------   -------------------------------

---------------------------  Trustee
C. Duane Blinn*

---------------------------  Trustee
Robert Chesek*

---------------------------  Trustee
E. Virgil Conway*

---------------------------  Treasurer (Principal
Nancy G. Curtiss**           Financial and
                             Accounting Officer)

---------------------------  Trustee
Harry Dalzell-Payne*

---------------------------  Trustee
Leroy Keith, Jr.*

/s/ Philip R. McLoughlin     Trustee and President
---------------------------  (Principal Executive Officer)
   Philip R. McLoughlin

---------------------------  Trustee
James M. Oates*

---------------------------  Trustee
Philip R. Reynolds*

---------------------------  Trustee
Herbert Roth, Jr.*

---------------------------  Trustee
Richard E. Segerson*

---------------------------  Trustee
Lowell P. Weicker, Jr.



By: /s/ Philip R. McLoughlin
    ---------------------------
 * Philip R. McLoughlin pursuant to powers of attorney filed previously under this Registration Statement.
** Philip R. McLoughlin pursuant to a power of attorney filed herewith.


                                     S-1(c)